UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSRS

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-4108

                       Oppenheimer Variable Account Funds
                       ----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

AGGRESSIVE GROWTH FUND/VA
SEMIANNUAL REPORT
JUNE 30, 2005

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                  BEGINNING      ENDING        EXPENSES
                                  ACCOUNT        ACCOUNT       PAID DURING
                                  VALUE          VALUE         6 MONTHS ENDED
                                  (1/1/05)       (6/30/05)     JUNE 30, 2005
-----------------------------------------------------------------------------
Non-Service shares Actual         $1,000.00      $1,024.10     $3.47
-----------------------------------------------------------------------------
Non-Service shares Hypothetical    1,000.00       1,021.37      3.46
-----------------------------------------------------------------------------
Service shares Actual              1,000.00       1,022.50      4.88
-----------------------------------------------------------------------------
Service shares Hypothetical        1,000.00       1,019.98      4.87

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Non-Service shares       0.69%
-----------------------------------
Service shares           0.97
--------------------------------------------------------------------------------


            5 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--24.5%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Gentex Corp.                                           763,100   $   13,888,420
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.7%
Cheesecake Factory, Inc. (The) 1                       570,500       19,813,465
--------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                      318,000       18,755,640
--------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                 441,350       12,371,041
--------------------------------------------------------------------------------
Starbucks Corp. 1                                      324,500       16,763,670
                                                                 ---------------
                                                                     67,703,816

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Harman International Industries, Inc.                  135,900       11,056,824
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.3%
Brunswick Corp.                                        628,800       27,239,616
--------------------------------------------------------------------------------
MEDIA--2.5%
Getty Images, Inc. 1                                   411,600       30,565,416
--------------------------------------------------------------------------------
SPECIALTY RETAIL--8.4%
Bed Bath & Beyond, Inc. 1                              382,000       15,959,960
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                    903,400       30,968,552
--------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                          1,156,524       34,475,980
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                               334,100       18,940,129
                                                                 ---------------
                                                                    100,344,621

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.5%
Coach, Inc. 1                                          878,900       29,504,672
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                282,400       12,174,264
                                                                 ---------------
                                                                     41,678,936

--------------------------------------------------------------------------------
CONSUMER STAPLES--2.3%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Whole Foods Market, Inc.                               228,000       26,972,400
--------------------------------------------------------------------------------
ENERGY--4.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
BJ Services Co.                                         97,500        5,116,800
--------------------------------------------------------------------------------
Smith International, Inc.                              252,000       16,052,400
                                                                 ---------------
                                                                     21,169,200

--------------------------------------------------------------------------------
OIL & GAS--2.9%
Apache Corp.                                           319,700       20,652,620
--------------------------------------------------------------------------------
Murphy Oil Corp.                                        46,400        2,423,472
--------------------------------------------------------------------------------
XTO Energy, Inc.                                       357,099       12,137,795
                                                                 ---------------
                                                                     35,213,887

--------------------------------------------------------------------------------
FINANCIALS--10.4%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
Commerce Bancorp, Inc.                                 754,600       22,871,926

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.1%
Chicago Mercantile Exchange (The)                       94,700   $   27,983,850
--------------------------------------------------------------------------------
Investors Financial Services Corp.                     455,600       17,230,792
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       384,400       40,019,884
                                                                 ---------------
                                                                     85,234,526

--------------------------------------------------------------------------------
INSURANCE--1.4%
Brown & Brown, Inc.                                    357,700       16,075,038
--------------------------------------------------------------------------------
HEALTH CARE--17.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Gilead Sciences, Inc. 1                                438,000       19,267,620
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.8%
Bard (C.R.), Inc.                                      412,200       27,415,422
--------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                312,100       18,994,406
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                      347,200       12,579,056
--------------------------------------------------------------------------------
ResMed, Inc. 1                                          27,100        1,788,329
--------------------------------------------------------------------------------
Stryker Corp.                                          132,900        6,320,724
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                                374,000       10,049,380
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                         426,900       15,936,177
                                                                 ---------------
                                                                     93,083,494

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--8.5%
Coventry Health Care, Inc. 1                           455,650       32,237,238
--------------------------------------------------------------------------------
Health Management Associates,
Inc., Cl. A                                          1,224,900       32,067,882
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                               200,600        8,192,504
--------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                 622,000       28,039,760
                                                                 ---------------
                                                                    100,537,384

--------------------------------------------------------------------------------
INDUSTRIALS--17.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.3%
L-3 Communications Holdings, Inc.                      253,000       19,374,740
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                 418,500       19,954,080
                                                                 ---------------
                                                                     39,328,820

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.4%
Expeditors International
of Washington, Inc.                                    571,200       28,451,472
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.7%
Corporate Executive Board Co.                          328,900       25,762,737
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                     360,700       18,150,424
                                                                 ---------------
                                                                     43,913,161

--------------------------------------------------------------------------------
MACHINERY--3.6%
Actuant Corp., Cl. A 1                                 118,400        5,676,096
--------------------------------------------------------------------------------
Donaldson Co., Inc.                                    535,100       16,229,583
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    269,100       21,065,148
                                                                 ---------------
                                                                     42,970,827


            6 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL--1.7%
C.H. Robinson Worldwide, Inc.                          355,700   $   20,701,740
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.5%
Fastenal Co.                                           477,700       29,263,902
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
Comverse Technology, Inc. 1                          1,152,200       27,249,530
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
CDW Corp.                                              326,400       18,634,176
--------------------------------------------------------------------------------
IT SERVICES--9.3%
Affiliated Computer Services,
Inc., Cl. A 1                                          236,200       12,069,820
--------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                          522,100       21,176,376
--------------------------------------------------------------------------------
Cognizant Technology Solutions
Corp. 1                                                374,700       17,659,611
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                         646,200       27,754,290
--------------------------------------------------------------------------------
Global Payments, Inc.                                  194,000       13,153,200
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                         194,500        7,231,510
--------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                       348,600       12,103,392
                                                                 ---------------
                                                                    111,148,199

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Zebra Technologies Corp., Cl. A 1                      123,100        5,390,549
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
Linear Technology Corp.                                665,700       24,424,533
--------------------------------------------------------------------------------
Microchip Technology, Inc.                             300,800        8,909,696
                                                                 ---------------
                                                                     33,334,229

--------------------------------------------------------------------------------
SOFTWARE--6.1%
Activision, Inc. 1                                     137,300        2,268,196
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                    710,600       20,337,372
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                          742,100       19,613,703
--------------------------------------------------------------------------------
Autodesk, Inc.                                         289,300        9,943,241
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                252,600       14,299,686
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                         186,650        6,689,536
                                                                 ---------------
                                                                     73,151,734
                                                                 ---------------
Total Common Stocks (Cost $916,773,036)                           1,186,441,463

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Blaze Network Products, Inc.,
8% Cv., Series D 1,2,3                               1,147,862   $          873
--------------------------------------------------------------------------------
BroadBand Office, Inc., Cv., Series C 1,2,3            211,641               --
--------------------------------------------------------------------------------
Centerpoint Broadband
Technologies, Inc.:
Cv., Series D 1,2,3                                  1,298,701               --
Cv., Series Z 1,2,3                                    262,439               --
--------------------------------------------------------------------------------
MicroPhotonix Integration Corp.,
Cv., Series C 1,2,3                                    633,383               --
--------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C 1,2,3                 2,330,253          110,687
--------------------------------------------------------------------------------
Questia Media, Inc., Cv., Series B 1,2,3             2,329,735          170,537
                                                                 ---------------

Total Preferred Stocks
(Cost $62,496,986)                                                      282,097

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.0%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $166,998)                           $     166,998          166,998

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $979,437,020)                                       99.5%   1,186,890,558
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                            0.5        6,336,312
                                                 -------------------------------
NET ASSETS                                               100.0%  $1,193,226,870
                                                 ===============================


            7 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $282,097, which represents 0.02% of the Fund's net assets, all of which is considered restricted. See Note 5 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2005 amounts to $282,097. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                      SHARES         GROSS               GROSS          SHARES
                                                           DECEMBER 31, 2004     ADDITIONS          REDUCTIONS   JUNE 30, 2005
------------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                     1,147,862            --                  --       1,147,862
BroadBand Office, Inc., Cv., Series C                                211,641            --                  --         211,641
Centerpoint Broadband Technologies, Inc., Cv., Series D            1,298,701            --                  --       1,298,701
Centerpoint Broadband Technologies, Inc., Cv., Series Z              262,439            --                  --         262,439
MicroPhotonix Integration Corp., Cv., Series C                       633,383            --                  --         633,383
Multiplex, Inc., Cv., Series C                                     2,330,253            --                  --       2,330,253
Questia Media, Inc., Cv., Series B                                 2,329,735            --                  --       2,329,735

                                                                                                         VALUE        DIVIDEND
                                                                                                    SEE NOTE 1          INCOME
------------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                                                      $      873        $     --
BroadBand Office, Inc., Cv., Series C                                                                       --              --
Centerpoint Broadband Technologies, Inc., Cv., Series D                                                     --              --
Centerpoint Broadband Technologies, Inc., Cv., Series Z                                                     --              --
MicroPhotonix Integration Corp., Cv., Series C                                                              --              --
Multiplex, Inc., Cv., Series C                                                                         110,687              --
Questia Media, Inc., Cv., Series B                                                                     170,537              --
                                                                                                    --------------------------
                                                                                                    $  282,097        $     --
                                                                                                    ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            8 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
--------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $916,940,034)                                        $ 1,186,608,461
Affiliated companies (cost $62,496,986)                                                   282,097
                                                                                  ----------------
                                                                                    1,186,890,558
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                        9,788,183
Shares of beneficial interest sold                                                        321,633
Interest and dividends                                                                    276,474
Other                                                                                      19,777
                                                                                  ----------------
Total assets                                                                        1,197,296,625

--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                   3,240,727
Shares of beneficial interest redeemed                                                    705,623
Shareholder communications                                                                 63,459
Trustees' compensation                                                                     21,633
Distribution and service plan fees                                                         16,294
Transfer and shareholder servicing agent fees                                               1,769
Other                                                                                      20,250
                                                                                  ----------------
Total liabilities                                                                       4,069,755

--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $ 1,193,226,870
                                                                                  ================

--------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                        $        26,506
--------------------------------------------------------------------------------------------------
Additional paid-in capital                                                          1,737,544,756
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                        (1,618,521)
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (750,179,409)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                            207,453,538
                                                                                  ----------------
NET ASSETS                                                                        $ 1,193,226,870
                                                                                  ================

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,165,120,506 and 25,876,839 shares of beneficial
interest outstanding)                                                             $         45.03
--------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $28,106,364 and 629,883 shares of beneficial
interest outstanding)                                                             $         44.62

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            9 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Dividends                                                                         $     2,381,423
--------------------------------------------------------------------------------------------------
Interest                                                                                   69,758
                                                                                  ----------------
Total investment income                                                                 2,451,181

--------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------
Management fees                                                                         3,935,111
--------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                         31,284
--------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                          5,346
Service shares                                                                              5,035
--------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                         28,986
Service shares                                                                                632
--------------------------------------------------------------------------------------------------
Trustees' compensation                                                                     11,027
--------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                 7,947
--------------------------------------------------------------------------------------------------
Other                                                                                      31,096
                                                                                  ----------------
Total expenses                                                                          4,056,464
Less reduction to custodian expenses                                                         (109)
                                                                                  ----------------
Net expenses                                                                            4,056,355

--------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                    (1,605,174)

--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                                       38,148,717
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                   (9,815,757)

--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $    26,727,786
                                                                                  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            10 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS               YEAR
                                                                                         ENDED              ENDED
                                                                                 JUNE 30, 2005       DECEMBER 31,
                                                                                   (UNAUDITED)               2004
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment loss                                                             $   (1,605,174)   $    (4,465,478)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            38,148,717           (417,401)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                               (9,815,757)       213,639,469
                                                                                ----------------------------------
Net increase in net assets resulting from operations                                26,727,786        208,756,590

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                 (70,429,668)      (109,692,557)
Service shares                                                                       3,318,916          9,104,838

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          (40,382,966)       108,168,871
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                              1,233,609,836      1,125,440,965
                                                                                ----------------------------------
End of period (including accumulated net investment loss of $1,618,521
  and $13,347, respectively)                                                    $1,193,226,870    $ 1,233,609,836
                                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            11 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2005                                                               DECEMBER 31,
NON-SERVICE SHARES                         (UNAUDITED)           2004           2003           2002          2001            2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    43.97     $    36.71     $    29.23     $    40.72    $    70.77      $    82.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income (loss)                      (.06) 1        (.15) 1        (.15)          (.10)          .23             .53
Net realized and unrealized gain (loss)           1.12           7.41           7.63         (11.16)       (21.38)          (8.59)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                  1.06           7.26           7.48         (11.26)       (21.15)          (8.06)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income                --             --             --           (.23)         (.54)             --
Distributions from net realized gain                --             --             --             --         (8.36)          (3.48)
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                      --             --             --           (.23)        (8.90)          (3.48)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    45.03     $    43.97     $    36.71     $    29.23    $    40.72      $    70.77
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                2.41%         19.78%         25.59%        (27.79)%      (31.27)%        (11.24)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $1,165,121     $1,209,459     $1,113,743     $  979,919    $1,621,550      $2,595,101
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $1,156,988     $1,124,874     $1,041,584     $1,240,435    $1,898,088      $2,978,465
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                     (0.27)%        (0.39)%        (0.43)%        (0.29)%        0.47%           0.65%
Total expenses                                    0.69% 4        0.69% 4        0.70% 4        0.68% 4       0.68% 4         0.64% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             15%            53%           154%            54%          134%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            12 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2005                                                               DECEMBER 31,
SERVICE SHARES                             (UNAUDITED)           2004           2003           2002          2001          2000 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    43.64     $    36.54     $    29.13     $    40.70    $    70.77      $    97.75
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income (loss)                      (.12) 2        (.27) 2          -- 3          .16           .19             .20
Net realized and unrealized gain (loss)           1.10           7.37           7.41         (11.53)       (21.36)         (27.18)
                                            ---------------------------------------------------------------------------------------
Total from investment operations                   .98           7.10           7.41         (11.37)       (21.17)         (26.98)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income                --             --             --           (.20)         (.54)             --
Distributions from net realized gain                --             --             --             --         (8.36)             --
                                            ---------------------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                      --             --             --           (.20)        (8.90)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    44.62     $    43.64     $    36.54     $    29.13    $    40.70      $    70.77
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                2.25%         19.43%         25.44%        (28.05)%      (31.31)%        (27.60)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   28,106     $   24,151     $   11,698     $      144    $       54      $        1
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   25,365     $   17,579     $    3,858     $       72    $       31      $        1
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                     (0.56)%        (0.68)%        (0.72)%        (0.56)%        0.09%           1.14%
Total expenses                                    0.97%          0.99%          0.95%          1.55%         0.83%           0.64%
Expenses after payments and waivers and
  reduction to custodian expenses                  N/A 6          N/A 6          N/A 6         0.98%          N/A 6           N/A 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             15%            53%           154%            54%          134%             39%

1. For the period from October 16, 2000 (inception of offering) to December 31, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            13 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Aggressive Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in "growth type" companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


            14 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

      As of June 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $750,100,352. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Fund will utilize $38,148,717 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Fund utilized $9,896,185 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2004, the Fund had available for federal income tax purposes post-October losses of $10,744,831 and unused capital loss carryforwards as follows:

                EXPIRING
                -----------------------------
                2009           $  547,279,416
                2010              230,224,822
                               --------------
                Total          $  777,504,238
                               ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


            15 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        SIX MONTHS ENDED JUNE 30, 2005         YEAR ENDED DECEMBER 31, 2004
                             SHARES             AMOUNT            SHARES             AMOUNT
--------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                      1,173,630     $   50,998,355         2,254,599     $   88,253,010
Redeemed                 (2,803,072)      (121,428,023)       (5,085,553)      (197,945,567)
                    ------------------------------------------------------------------------
Net decrease             (1,629,442)    $  (70,429,668)       (2,830,954)    $ (109,692,557)
                    ========================================================================

--------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                        150,774     $    6,511,796           312,167     $   12,156,781
Redeemed                    (74,321)        (3,192,880)          (78,906)        (3,051,943)
                    ------------------------------------------------------------------------
Net increase                 76,453     $    3,318,916           233,261     $    9,104,838
                    ========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $177,355,112 and $248,106,653, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets over $1.5 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $10,336 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class per annum for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


            16 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                           ACQUISITION                     VALUATION AS OF       UNREALIZED
SECURITY                                                         DATES            COST       JUNE 30, 2005     DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                10/17/00    $  7,346,317        $        873     $  7,345,444
BroadBand Office, Inc., Cv., Series C                          8/28/00       4,000,015                  --        4,000,015
Centerpoint Broadband Technologies, Inc., Cv., Series D       10/23/00      13,999,997                  --       13,999,997
Centerpoint Broadband Technologies, Inc., Cv., Series Z        5/26/00       6,999,992                  --        6,999,992
MicroPhotonix Integration Corp., Cv., Series C                  7/6/00       4,000,004                  --        4,000,004
Multiplex, Inc., Cv., Series C                                  2/9/01      17,150,662             110,687       17,039,975
Questia Media, Inc., Cv., Series B                             8/18/00       8,999,999             170,537        8,829,462
                                                                          --------------------------------------------------
                                                                          $ 62,496,986        $    282,097     $ 62,214,889
                                                                          ==================================================

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            17 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            18 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of John O'Hare and the Manager's Growth Equity investment team and analysts. Mr. O'Hare has been primarily responsible for the day-to-day management of the Fund's portfolio since October 2003. Mr. O'Hare is a Chartered Financial Analyst and has been a Vice President of the Manager since September 2003. He was Executive Vice President and Portfolio Manager from June 2000 through August 2003 and Portfolio Manager and Senior Vice President from August 1997 through June 2000 at Geneva Capital Management, Ltd. Mr. O'Hare has had over 17 years of experience managing equity investments and is the portfolio manager and an officer of another portfolio in the OppenheimerFunds complex.

The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other mid-cap growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's three-year, five-year and ten-year performance was below its peer group average. However, its one-year performance was better than its peer group average. The Board notes that it had discussed plans for improving the Fund's performance with the Manager and that the Fund's performance has shown improvement.

MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mid-cap growth and multi-cap growth funds and other funds with comparable assets levels and distribution features. The Board noted that


            19 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

the Fund's management fees and total expenses are both lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund has not experienced any recent asset growth and that, based on current asset levels, the Fund has not passed its last management fee breakpoint.

CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.



            20 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

CORE BOND FUND/VA
SEMIANNUAL REPORT
JUNE 30, 2005

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

----------------------------------------------------------------------------------------------
                                       BEGINNING          ENDING                EXPENSES
                                       ACCOUNT            ACCOUNT               PAID DURING
                                       VALUE              VALUE                 6 MONTHS ENDED
                                       (1/1/05)           (6/30/05)             JUNE 30, 2005
----------------------------------------------------------------------------------------------
Non-Service shares Actual              $1,000.00          $1,024.00             $3.77
----------------------------------------------------------------------------------------------
Non-Service shares Hypothetical         1,000.00           1,021.08              3.77
----------------------------------------------------------------------------------------------
Service shares Actual                   1,000.00           1,022.40              5.03
----------------------------------------------------------------------------------------------
Service shares Hypothetical             1,000.00           1,019.84              5.02

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS                        EXPENSE RATIOS
-------------------------------------------
Non-Service shares                0.75%
-------------------------------------------
Service shares                    1.00

--------------------------------------------------------------------------------


            5 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--12.8%
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series
2005-1A, Cl. A2, 3.32%, 4/20/08 1,2            $      640,000    $      639,040
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates:
Series 2004-A, Cl. A2,
1.88%, 10/25/06                                       828,086           826,671
Series 2005-A, Cl. A2,
3.65%, 12/26/07                                     2,510,000         2,509,215
--------------------------------------------------------------------------------
Capital Auto Receivables
Asset Trust, Automobile
Mtg.-Backed Nts., Series 2004-2,
Cl. A3, 3.58%, 1/15/09                              2,250,000         2,229,118
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1,
2.98%, 4/25/20 1                                      806,902           802,242
Series 2005-B, Cl. AF1,
4.02%, 3/26/35 1                                      699,278           697,976
Series 2005-C, Cl. AF1,
4.196%, 6/25/35 1                                   1,770,000         1,768,894
--------------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-1, Cl. 1A3, 3.14%,
7/25/23                                               153,332           153,067
Series 2003-5, Cl. 1A2, 2.451%,
11/25/18                                              385,806           384,344
Series 2004-1, Cl. 1A2,
2.427%, 6/25/19                                     1,220,000         1,214,061
--------------------------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4,
4.24%, 9/15/08                                        387,690           388,678
Series 2005-A, Cl. A2,
3.72%, 12/15/07                                     2,070,000         2,066,481
--------------------------------------------------------------------------------
CIT Equipment Collateral,
Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2,
2.66%, 11/20/06 1                                   1,840,000         1,830,541
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6,
5.65%, 6/16/08                                      2,040,000         2,073,836
Series 2003-C4, Cl. C4,
5%, 6/10/15                                           310,000           315,976
--------------------------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity Collateralized
Mtg. Obligations, Series 2003-3, Cl.
AF1, 3.434%, 8/25/33 2                                151,894           151,989

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1,
3.684%, 2/25/33 2                              $      175,930    $      178,374
Series 2005-7, Cl. AF1B,
4.317%, 6/1/35                                      1,800,000         1,799,820
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                  291,467           291,665
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                417,906           417,107
Series 2004-C, Cl. A2, 2.62%, 6/8/07                2,932,282         2,922,263
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1              2,710,000         2,703,112
Series 2005-B, Cl. A2, 3.75%, 12/8/07               2,130,000         2,129,987
--------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity
Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                410,000           407,017
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2,
2.13%, 10/15/06                                       556,869           555,329
Series 2005-A, Cl. A3,
3.48%, 11/17/08                                     1,630,000         1,620,391
Series 2005-B, Cl. A2,
3.77%, 9/15/07                                      2,190,000         2,189,581
--------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08               1,066,276         1,063,388
--------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2003-4, Cl. A2, 1.58%, 7/17/06                 416,347           416,269
Series 2005-1, Cl. A2, 3.21%, 5/21/07 1             1,080,000         1,077,375
Series 2005-3, Cl. A2,
3.73%, 10/18/07                                     1,930,000         1,930,000
--------------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1,
8.33%, 4/25/31 1                                    3,783,986         3,931,561
--------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile
Loan Certificates, Series 2002-1,
Cl. A3, 2.49%, 10/22/07                               293,445           293,359
--------------------------------------------------------------------------------
National City Auto Receivables
Trust, Automobile Receivable
Obligations, Series 2004-A,
Cl. A2, 1.50%, 2/15/07                                348,712           348,222
--------------------------------------------------------------------------------
NC Finance Trust, Collateralized
Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 1                          3,370,016           909,904


            6 | OPPENHEIMER CORE BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Nissan Auto Lease Trust,
Automobile Lease Obligations,
Series 2004-A,
Cl. A2, 2.55%, 1/15/07                         $    1,445,706    $    1,441,415
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.,
Series 2002-A, Cl. A4,
4.28%, 10/16/06                                       176,738           176,903
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3.464%,
11/25/34 1,2                                          330,143           330,377
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. AF2,
3.735%, 11/10/34 1                                    620,000           614,544
Series 2005-1, Cl. AF2,
3.914%, 5/25/35                                       450,000           446,638
Series 2005-2, Cl. AF2,
4.415%, 4/25/35 1                                     730,000           730,721
--------------------------------------------------------------------------------
Residential Asset Mortgage
Products, Inc., Home Equity
Asset-Backed Pass-Through
Certificates, Series 2004-RS7,
Cl. AI3, 4.45%, 7/25/28 3                           1,500,000         1,503,990
--------------------------------------------------------------------------------
Tobacco Settlement Authority,
Asset-Backed Securities, Series
2001-A, 6.79%, 6/1/10                               1,850,000         1,841,953
--------------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%, 4/16/07                 166,150           166,273
Series 2004-2, Cl. A2, 2.41%, 2/15/07               1,491,255         1,487,584
Series 2004-3, Cl. A2, 2.79%, 6/15/07               1,540,000         1,535,458
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2,
2.47%, 1/22/07                                      1,991,252         1,984,742
--------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07               1,282,695         1,278,505
--------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B,
2.94%, 9/25/18                                      2,375,793         2,357,796
--------------------------------------------------------------------------------
Whole Auto Loan Trust,
Automobile Loan Receivable
Certificates, Series 2004-1, Cl. A2A,
2.59%, 5/15/07                                      1,839,413         1,831,682
                                                                 ---------------
Total Asset-Backed Securities
(Cost $63,357,961)                                                   60,965,434

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--73.6%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--59.2%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--59.0%
Fannie Mae Whole Loan,
Collateralized Mtg. Obligations
Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2,
7%, 2/25/44                                    $    1,056,248    $    1,115,992
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 10/1/22-10/1/34                                21,091,282        21,675,058
6.50%, 4/1/18-4/1/34                                2,357,161         2,450,383
7%, 3/1/31-3/1/33                                   8,588,727         9,046,292
7%, 7/1/35 4                                        5,288,000         5,567,270
8%, 4/1/16                                          1,217,869         1,302,304
9%, 8/1/22-5/1/25                                     336,272           366,549
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations,
Pass-Through Participation
Certificates, Series 151, Cl. F,
9%, 5/15/21                                            63,046            63,029
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 2456, Cl. BD, 6%, 3/15/30                      750,325           755,197
Series 2500, Cl. FD, 3.72%, 3/15/32 2                 656,614           658,879
Series 2526, Cl. FE, 3.62%, 6/15/29 2                 915,276           918,270
Series 2550, Cl. QK, 4.50%, 4/15/22                   209,414           209,397
Series 2551, Cl. FD, 3.62%, 1/15/33 2                 729,723           735,363
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 3.726%, 6/1/26 5                1,058,087           189,695
Series 183, Cl. IO, 1.17%, 4/1/27 5                 1,596,624           287,906
Series 184, Cl. IO, 5.90%, 12/1/26 5                1,704,552           296,609
Series 192, Cl. IO, 4.075%, 2/1/28 5                  401,771            68,227
Series 200, Cl. IO, 2.953%, 1/1/29 5                  480,878            83,056
Series 206, Cl. IO, (16.134)%, 12/1/29 5            1,103,876           219,005
Series 2130, Cl. SC, 7.611%, 3/15/29 5              1,117,523            97,772
Series 2796, Cl. SD, 13.76%, 7/15/26 5              1,746,941           161,488
Series 2920, Cl. S, 15.485%, 1/15/35 5              7,024,802           420,510
Series 3000, Cl. SE, 7/15/25 4,5                    6,820,000           313,294
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped
Mtg.-Backed Security, Series 176,
Cl. PO, 6.242%, 6/1/26 6                              431,081           380,495


            7 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.:
4.50%, 7/17/20 4                               $   14,065,000    $   14,003,466
5%, 7/1/18                                          2,556,529         2,587,972
5%, 6/1/18-8/11/35 4                               37,383,223        37,502,295
5.50%, 3/1/33-1/1/34                               18,942,979        19,225,411
5.50%, 7/17/20-7/1/35 4                            30,023,000        30,513,727
6%, 5/1/29                                          2,035,297         2,092,509
6%, 7/1/20-7/1/35 4                                18,234,000        18,761,360
6.50%, 3/1/11-11/1/31                               4,138,989         4,303,970
6.50%, 7/1/35 4                                    72,731,000        75,276,585
7%, 11/1/17                                         2,786,985         2,921,629
7.50%, 1/1/08-1/1/26                                   81,644            86,795
8%, 5/1/17                                             14,411            15,492
8.50%, 7/1/32                                         154,261           167,694
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 131, Cl. G, 8.75%, 11/25/05                       4,123             4,141
Trust 1989-17, Cl. E, 10.40%, 4/25/19                 110,730           119,376
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                2,259,037         2,369,120
Trust 1998-58, Cl. PC, 6.50%, 10/25/28              1,999,267         2,098,338
Trust 2001-70, Cl. LR, 6%, 9/25/30                    823,585           835,534
Trust 2001-72, Cl. NH, 6%, 4/25/30                    599,700           604,302
Trust 2001-74, Cl. PD, 6%, 5/25/30                    253,051           255,091
Trust 2002-77, Cl. WF,
3.66%, 12/18/32 2                                   1,134,675         1,142,261
Trust 2003-10, Cl. HP, 5%, 2/25/18                  2,900,000         2,964,580
Trust 2003-28, Cl. KG, 5.50%, 4/25/23               3,964,000         4,184,472
Trust 2003-81, Cl. PA, 5%, 2/25/12                    102,591           102,425
Trust 2004-101, Cl. BG, 5%, 1/25/20                 1,908,000         1,952,488
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-47, Cl. NS,
1.647%, 4/25/32 5                                   2,165,586           215,070
Trust 2002-51, Cl. S, 1.873%, 8/25/32 5             1,988,015           199,411
Trust 2005-71, Cl. SA, 7/25/25 4,5                  4,360,000           265,688

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 1.27%, 6/1/23 5              $    3,229,845    $      569,389
Trust 240, Cl. 2, 2.59%, 9/1/23 5                   3,784,158           682,797
Trust 252, Cl. 2, (1.693)%, 11/1/23 5               2,575,984           492,929
Trust 254, Cl. 2, 1.695%, 1/1/24 5                  1,255,988           231,627
Trust 273, Cl. 2, 3.102%, 7/1/26 5                    771,366           136,956
Trust 303, Cl. IO, (13.189)%, 11/1/29 5               466,614            86,212
Trust 319, Cl. 2, (3.322)%, 2/1/32 5                  738,088           131,937
Trust 321, Cl. 2, (8.72)%, 3/1/32 5                 8,102,880         1,473,004
Trust 329, Cl. 2, (0.512)%, 1/1/33 5                3,156,653           558,154
Trust 331, Cl. 9, (6.005)%, 12/1/32 5               1,952,755           336,055
Trust 333, Cl. 2, (1.40)%, 3/1/33 5                 3,507,905           629,948
Trust 334, Cl. 17, (4.447)%, 2/1/33 5               1,325,004           215,568
Trust 338, Cl. 2, (2.826)%, 6/1/33 5                1,145,379           205,863
Trust 2001-81, Cl. S, 5.117%, 1/25/32 5               855,114            87,749
Trust 2002-52, Cl. SD,
(1.65)%, 9/25/32 5                                  2,451,645           266,615
Trust 2002-77, Cl. SH,
9.708%, 12/18/32 5                                  1,022,217           109,198
Trust 2003-4, Cl. S,
18.483%, 2/25/33 5                                  1,854,298           182,405
Trust 2004-54, Cl. DS,
8.941%, 11/25/30 5                                  1,720,117           140,293
Trust 2005-6, Cl. SE,
15.541%, 2/25/35 5                                  4,852,167           294,966
Trust 2005-19, Cl. SA,
14.04%, 3/25/35 5                                  18,361,726         1,143,822
Trust 2005-40, Cl. SA,
18.084%, 5/25/35 5                                  4,317,381           265,069
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped
Mtg.-Backed Security,
Trust 1993-184, Cl. M,
8.754%, 9/25/23 6                                     865,869           760,482
                                                                 ---------------
                                                                    281,154,280

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National
Mortgage Assn.:
7%, 1/15/09-5/15/09                                    48,075            49,875
8.50%, 8/15/17-12/15/17                               445,531           485,043
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB,
2.354%, 1/16/27 5                                   1,764,116           165,409
Series 2002-15, Cl. SM,
(2.418)%, 2/16/32 5                                 2,066,472           181,165
Series 2004-11, Cl. SM,
(2.233)%, 1/17/30 5                                 1,575,895           130,491
                                                                 ---------------
                                                                      1,011,983


            8 | OPPENHEIMER CORE BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-AGENCY--14.4%
--------------------------------------------------------------------------------
COMMERCIAL--13.2%
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1996-MD6,
Cl. A3, 7.691%, 11/13/29 2                     $    1,200,000    $    1,274,316
--------------------------------------------------------------------------------
Asset Securitization Corp.,
Interest-Only Stripped Mtg.-Backed
Security Collateralized Mtg.
Obligations, Series 1997-D4,
Cl. PS1, 5.667%, 4/14/29 5                         41,727,021         1,432,155
--------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3,
4.512%, 12/10/42                                    1,720,000         1,726,706
Series 2005-2, Cl. A4,
4.783%, 7/10/42                                     2,550,000         2,593,828
Series 2005-3, Cl. A2,
4.501%, 7/10/43 4                                   2,100,000         2,113,125
--------------------------------------------------------------------------------
Bank of America Mortgage
Securities, Inc., Collateralized Mtg.
Obligations Pass-Through
Certificates:
Series 2004-2, Cl. 2A1,
6.50%, 7/20/32                                      2,789,741         2,828,729
Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                      2,080,384         2,133,045
Series 2004-E, Cl. 2A9,
3.712%, 6/25/34                                     1,128,836         1,128,828
Series 2004-G, Cl. 2A1,
2.469%, 8/25/34 2                                     151,502           151,443
Series 2005-E, Cl. 2A2,
4.994%, 6/25/35                                       709,000           709,410
--------------------------------------------------------------------------------
Bear Stearns Commercial
Mortgage Securities, Inc.,
Commercial Mtg. Obligations,
Series 2005-PWR7, Cl.
A2, 4.945%, 2/11/41                                   860,000           884,063
--------------------------------------------------------------------------------
Capital Lease Funding Securitization
LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series
1997-CTL1, 7.322%, 6/22/24 5                       20,903,266           839,948
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust,
Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 3.494%,
10/25/34 2                                          1,446,006         1,447,507
Series 2005-J3, Cl. 3A1,
6.50%, 9/25/34                                      4,208,565         4,332,606
--------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp.,
Commercial Mtg. Obligations,
Series 1996-CF1, Cl. A3,
7.906%, 3/13/28 2                                     227,124           228,909

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
First Union National Bank/Lehman
Brothers/Bank of America
Commercial Mtg. Trust,
Pass-Through Certificates,
Series 1998-C2, Cl. A2,
6.56%, 11/18/35                                $    1,503,330    $    1,584,367
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations,
Series 2005-CA, Cl. A3,
4.578%, 6/10/48                                       730,000           736,035
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl.
A4, 4.547%, 12/10/41                                1,110,000         1,118,402
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial
Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                     1,008,440         1,053,661
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series
2005-GG3, Cl. A2, 4.305%, 8/10/42                   1,460,000         1,460,477
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates, Series 2004-C1, Cl.
A1, 3.659%, 10/10/28                                1,264,262         1,247,734
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust,
Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1,
4.495%, 12/25/34 1,2                                1,985,700         1,980,962
--------------------------------------------------------------------------------
J.P. Morgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP2, Cl.
A2, 4.575%, 7/15/42                                   510,000           514,650
--------------------------------------------------------------------------------
Lehman Brothers Commercial
Conduit Mortgage Trust,
Interest-Only Stripped
Mtg.-Backed Security, Series
1998-C1, Cl. IO, 6.379%, 2/18/30 5                 17,741,847           530,935
--------------------------------------------------------------------------------
Lehman Structured Securities Corp.,
Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%,
7/26/24 1                                             380,452           330,889
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl.
10A1, 6%, 7/25/34                                   2,970,307         3,032,823
--------------------------------------------------------------------------------
Mastr Asset Securitization Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl.
A3, 4.70%, 8/25/34 2                                2,885,183         2,889,665


            9 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Mastr Seasoned Securities Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32 4        $    4,833,325    $    4,926,973
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl.
A1B, 6.59%, 3/15/30 3                               1,680,000         1,784,166
--------------------------------------------------------------------------------
Residential Accredit Loans, Inc.,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl.
A2, 5.75%, 1/25/33                                  1,762,055         1,786,206
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl.
X, 5.733%, 5/18/32 5                              370,919,712         1,385,311
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust, Commercial
Mtg. Obligations:
Series 2005-C16, Cl. A2,
4.38%, 10/15/41                                     2,210,000         2,217,391
Series 2005-C17, Cl. A2,
4.782%, 3/15/42                                     2,520,000         2,567,251
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized
Mtg. Pass-Through Certificates,
Series 2005-AR5, Cl. A1,
4.69%, 5/25/35 2                                    2,820,825         2,828,905
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, Collateralized
Mtg. Obligations:
Series 2004-DD, Cl. 2A1,
4.54%, 1/25/35 2                                    1,823,964         1,824,470
Series 2004-N, Cl. A10,
3.803%, 8/25/34 1                                   2,022,348         2,024,704
Series 2004-W, Cl. A2,
4.611%, 11/25/34 2                                    948,722           947,059
                                                                 ---------------
                                                                     62,597,654

--------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage
Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security,
Series 1987-3,
Cl. B, 41.67%, 10/23/17 5                              21,005             4,699
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A, 8.50%, 10/23/17 6                31,088            28,542
                                                                 ---------------
                                                                         33,241

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
RESIDENTIAL--1.2%
Countrywide Alternative Loan Trust,
Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                 $    3,116,132    $    3,184,297
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Collateralized Mtg. Obligations
Pass-Through Certificates,
Series 2002-AL1, Cl. B2,
3.45%, 2/25/32                                      2,827,603         2,553,723
                                                                 ---------------
                                                                      5,738,020
                                                                 ---------------
Total Mortgage-Backed Obligations
(Cost $351,545,046)                                                 350,535,178

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--13.3%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
4.125%, 7/12/10                                    16,283,000        16,354,694
6.625%, 9/15/09 3                                   7,275,000         8,016,963
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
3.01%, 6/2/06 7                                     2,500,000         2,481,460
6.625%, 9/15/09                                     6,010,000         6,628,880
7.25%, 5/15/30                                      1,665,000         2,319,240
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                      3,555,000         3,575,562
Series A, 6.79%, 5/23/12                            5,659,000         6,560,711
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31 3              1,726,000         2,037,220
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.625%, 6/15/10 3                                   2,042,000         2,033,705
3.75%, 3/31/07                                      4,000,000         4,007,344
4%, 3/15/10                                         2,695,000         2,725,214
4%, 2/15/15 3                                       4,335,000         4,351,768
4.125%, 5/15/15 3                                     772,000           783,520
4.875%, 2/15/12                                     1,200,000         1,274,813
                                                                 ---------------
Total U.S. Government Obligations
(Cost $62,633,163)                                                   63,151,094

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.6%
--------------------------------------------------------------------------------
United Mexican States Nts., 7.50%,
1/14/12 3 (Cost $2,630,698)                         2,610,000         2,966,265

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--36.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.9%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.9%
Delphi Corp., 6.55% Nts., 6/15/06 3                 1,203,000         1,175,933
--------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                                   2,265,000         2,344,026
--------------------------------------------------------------------------------
Visteon Corp., 7.95% Sr. Unsec.
Nts., 8/1/05 3                                        730,000           731,095
                                                                 ---------------
                                                                      4,251,054


            10 | OPPENHEIMER CORE BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
AUTOMOBILES--2.2%
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                      $    1,450,000    $    1,579,778
8% Nts., 6/15/10                                      748,000           846,371
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.50% Unsec. Nts., 1/25/07                          1,415,000         1,425,678
7.375% Nts., 10/28/09                                 485,000           474,365
7.60% Nts., 8/1/05                                    810,000           811,830
--------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.125% Nts., 9/15/06                                1,195,000         1,196,195
7.50% Nts., 7/15/05                                 2,166,000         2,166,951
--------------------------------------------------------------------------------
Hertz Corp. (The),
6.35% Nts., 6/15/10 3                               1,900,000         1,818,933
                                                                 ---------------
                                                                     10,320,101

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Hilton Hotels Corp., 8.25% Sr.
Unsec. Nts., 2/15/11                                1,068,000         1,240,370
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.375% Nts., 5/1/07                1,580,000         1,659,000
--------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50%
Sr. Unsec. Nts., 4/15/06                            2,785,000         2,878,008
                                                                 ---------------
                                                                      5,777,378

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Beazer Homes USA, Inc., 8.625%
Sr. Unsec. Nts., 5/15/11                            1,440,000         1,533,600
--------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125%
Nts., 1/15/14                                       1,415,000         1,470,506
--------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr.
Unsec. Nts., 3/1/13                                 1,250,000         1,330,451
--------------------------------------------------------------------------------
Toll Corp., 8.25%
Sr. Sub. Nts., 12/1/11                              1,440,000         1,555,200
                                                                 ---------------
                                                                      5,889,757

--------------------------------------------------------------------------------
MEDIA--2.9%
AOL Time Warner, Inc.,
7.70% Debs., 5/1/32                                 1,365,000         1,732,322
--------------------------------------------------------------------------------
Chancellor Media CCU,
8% Sr. Unsec. Nts., 11/1/08                         2,525,000         2,716,779
--------------------------------------------------------------------------------
Cox Communications, Inc.,
7.875% Unsec. Nts., 8/15/09                           325,000           364,474
--------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375%
Unsec. Debs., 6/15/09 8                             1,440,000         1,559,138
--------------------------------------------------------------------------------
Liberty Media Corp., 5.70%
Sr. Unsec. Nts., 5/15/13 3                          1,235,000         1,150,452
--------------------------------------------------------------------------------
TCI Communications, Inc., 9.80%
Sr. Unsec. Debs., 2/1/12                            2,210,000         2,818,448
--------------------------------------------------------------------------------
Time Warner Entertainment Co.
LP, 10.15% Sr. Nts., 5/1/12                         1,073,000         1,388,929

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06               $      357,000    $      350,200
3.50% Sr. Unsec. Nts., 10/15/07                     1,860,000         1,820,146
                                                                 ---------------
                                                                     13,900,888

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts., 9/1/08                      1,785,000         1,904,786
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.,
7.40% Nts., 4/1/37                                  1,450,000         1,573,250
--------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                   973,000           966,741
7.90% Unsec. Debs., 10/15/07                          860,000           919,108
                                                                 ---------------
                                                                      5,363,885

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07 1                               1,315,000         1,380,031
9.55% Unsub. Nts., 12/15/08 2                         466,000           537,702
                                                                 ---------------
                                                                      1,917,733

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.0%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31 3                         990,000         1,203,879
8.70% Sr. Unsec. Debs., 5/1/30                        537,000           697,201
--------------------------------------------------------------------------------
Delhaize America, Inc.,
9% Unsub. Debs., 4/15/31                              915,000         1,146,933
--------------------------------------------------------------------------------
Kroger Co. (The),
7.80% Sr. Nts., 8/15/07 3                           1,800,000         1,923,973
--------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec.
Nts., 7/16/07                                       2,440,000         2,459,400
                                                                 ---------------
                                                                      7,431,386

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
ConAgra Foods, Inc.,
6% Nts., 9/15/06                                    1,320,000         1,342,865
--------------------------------------------------------------------------------
General Mills, Inc.,
3.875% Nts., 11/30/07                               2,070,000         2,053,949
--------------------------------------------------------------------------------
Kraft Foods, Inc.,
5.25% Nts., 6/1/07                                  3,275,000         3,340,212
                                                                 ---------------
                                                                      6,737,026

--------------------------------------------------------------------------------
ENERGY--1.1%
--------------------------------------------------------------------------------
OIL & GAS--1.1%
Chesapeake Energy Corp.,
7.50% Sr. Nts., 6/15/14 3                           1,380,000         1,504,200
--------------------------------------------------------------------------------
Kinder Morgan, Inc.,
6.50% Sr. Unsec. Nts., 9/1/12                       1,160,000         1,279,640


            11 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Pemex Project Funding Master
Trust, 7.875% Unsec.
Unsub. Nts., 2/1/09                            $      835,000    $      914,325
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 8                 1,447,463         1,398,589
                                                                 ---------------
                                                                      5,096,754

--------------------------------------------------------------------------------
FINANCIALS--11.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Credit Suisse First Boston, Inc.
(USA), 5.50% Nts., 8/15/13                          2,385,000         2,529,810
--------------------------------------------------------------------------------
JPMorgan Capital XV,
5.875% Nts., 3/15/35 3                              1,695,000         1,745,953
                                                                 ---------------
                                                                      4,275,763

--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.2%
Bank of America Corp., 4.875%
Sr. Unsec. Nts., 1/15/13                               33,000            33,905
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278%
Perpetual Bond 9                                    1,890,000         1,930,635
--------------------------------------------------------------------------------
Mellon Bank NA, 4.75%
Unsec. Sub. Nts., 12/15/14                          1,920,000         1,952,406
--------------------------------------------------------------------------------
National City Bank, 6.20%
Sub. Nts., 12/15/11                                   178,000           195,774
--------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                   1,370,000         1,363,635
7.75% Unsec. Sub. Nts., 5/1/10                        123,000           141,341
                                                                 ---------------
                                                                      5,617,696

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
HSBC Finance Corp., 4.75% Sr.
Unsec. Nts., 7/15/13                                2,495,000         2,502,899
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
American Express Centurion
Bank, 4.375% Nts., 7/30/09                            950,000           957,790
--------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                                   930,000         1,092,202
--------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec.
Sub. Nts., 6/15/32                                  2,170,000         2,599,332
--------------------------------------------------------------------------------
Franklin Resources, Inc.,
3.70% Nts., 4/15/08                                 1,430,000         1,408,969
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
5.70% Sr. Unsec. Nts., 9/1/12                       2,310,000         2,461,506
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
7% Nts., 2/1/08 3                                   1,660,000         1,773,428
--------------------------------------------------------------------------------
Lehman Brothers, Inc.,
6.625% Sr. Sub. Nts., 2/15/08                         262,000           277,766
--------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts.,
Series F, 3/15/12                                   1,810,000         2,112,580
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.,
5% Sr. Unsub. Nts., Series C, 2/3/14                2,470,000         2,534,867

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Morgan Stanley, 6.60% Nts., 4/1/12             $    1,130,000    $    1,258,064
                                                                 ---------------
                                                                     16,476,504

--------------------------------------------------------------------------------
INSURANCE--3.0%
Allstate Financial Global
Funding LLC, 4.25% Nts., 9/10/08 8                    520,000           521,953
--------------------------------------------------------------------------------
Allstate Life Global Funding II,
3.50% Nts., 7/30/07                                   710,000           701,958
--------------------------------------------------------------------------------
John Hancock Global Funding II,
7.90% Nts., 7/2/10 8                                2,554,000         2,973,239
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.,
5.875% Sr. Unsec. Bonds, 8/1/33                     1,580,000         1,511,005
--------------------------------------------------------------------------------
MetLife, Inc., 5% Nts., 6/15/15 3                     780,000           793,139
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc.,
5.90% Nts., 7/1/12                                    990,000         1,070,724
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 8                         1,885,000         2,497,029
--------------------------------------------------------------------------------
Prudential Insurance Co. of
America, 8.30% Nts., 7/1/25                         1,885,000         2,521,825
--------------------------------------------------------------------------------
Travelers Property Casualty Corp.,
3.75% Sr. Unsec. Nts., 3/15/08                      1,830,000         1,802,989
                                                                 ---------------
                                                                     14,393,861

--------------------------------------------------------------------------------
REAL ESTATE--2.0%
EOP Operating LP, 8.10% Unsec.
Nts., 8/1/10                                        1,700,000         1,961,100
--------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr.
Unsec. Nts., Series B, 1/15/09                      1,830,000         1,826,887
--------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr.
Nts., 8/15/14                                       1,330,000         1,398,266
--------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13 3                          965,000         1,005,557
5.625% Unsec. Unsub. Nts., 8/15/14 3                  885,000           924,609
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr.
Unsec. Unsub. Nts., 6/15/07                         2,630,000         2,681,887
                                                                 ---------------
                                                                      9,798,306

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp., 4.50%
Nts., Series A, 6/15/10                             1,265,000         1,264,823
--------------------------------------------------------------------------------
HEALTH CARE--1.4%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                              2,730,000         2,787,406
--------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                           805,000           903,323
7.40% Unsec. Nts., 5/15/07                          1,625,000         1,714,832
--------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts.,
6/1/06                                                471,000           483,452
--------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875%
Bonds, 3/15/15                                        609,000           623,129
                                                                 ---------------
                                                                      6,512,142


            12 | OPPENHEIMER CORE BOND FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--2.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Boeing Capital Corp.,
5.75% Sr. Nts., 2/15/07                        $      452,000    $      464,307
--------------------------------------------------------------------------------
Lockheed Martin Corp.:
7.65% Unsec. Unsub. Debs., 5/1/16                     770,000           958,860
8.50% Bonds, 12/1/29                                  325,000           470,821
--------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%
Sr. Nts., 2/15/11                                   1,440,000         1,630,484
                                                                 ---------------
                                                                      3,524,472

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Unsec. Nts.,
4/1/07                                              2,975,000         2,898,694
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B, 4/1/08 3                 1,330,000         1,403,150
--------------------------------------------------------------------------------
Waste Management, Inc.:
6.875% Sr. Unsec. Nts., 5/15/09                       400,000           433,424
7% Sr. Nts., 7/15/28                                  920,000         1,070,317
                                                                 ---------------
                                                                      2,906,891

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.6%
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts.,
2/15/06                                             1,895,000         1,920,634
6.75% Sr. Unsub. Nts., 2/15/11 3                      975,000         1,083,624
                                                                 ---------------
                                                                      3,004,258

--------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Canadian National Railway Co.,
4.25% Nts., 8/1/09 3                                  358,000           358,030
--------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts.,
10/15/08                                            1,247,000         1,319,198
                                                                 ---------------
                                                                      1,677,228

--------------------------------------------------------------------------------
MATERIALS--0.1%
--------------------------------------------------------------------------------
METALS & MINING--0.1%
Ford Motor Credit Co., 6.25%
Unsec. Nts., 12/8/05                                  715,000           718,510
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
British Telecommunications plc,
8.875% Bonds, 12/15/30                              1,070,000         1,515,098
--------------------------------------------------------------------------------
Citizens Communications Co.,
9.25% Sr. Nts., 5/15/11                               989,000         1,108,916
--------------------------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts.,
6/15/10                                             1,460,000         1,693,799
--------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 2                        1,120,000         1,301,246
8.75% Sr. Unsec. Nts., 3/1/31 2                       370,000           517,473

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Sprint Capital Corp.,
8.75% Nts., 3/15/32                            $    1,455,000    $    2,030,397
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV,
4.75% Nts., 1/27/10 8                               1,260,000         1,265,242
                                                                 ---------------
                                                                      9,432,171

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc.,
8.125% Sr. Unsec. Nts., 5/1/12                      1,685,000         2,021,599
--------------------------------------------------------------------------------
UTILITIES--4.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.5%
CenterPoint Energy, Inc.:
7.25% Sr. Nts., Series B, 9/1/10                    1,295,000         1,438,394
8.125% Unsec. Nts., Series B, 7/15/05                 530,000           530,558
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.,
7% Unsec. Nts., 4/1/12                              1,720,000         1,942,922
--------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125%
Sr. Unsub. Nts., 6/15/10                              990,000         1,141,847
--------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub.
Nts., 6/1/06                                          725,000           739,978
--------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts.,
Series A, 11/15/06                                    995,000         1,012,376
7.375% Sr. Unsub. Nts.,
Series C, 11/15/31                                  1,140,000         1,398,008
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc.,
8.375% Sr. Sec. Nts., 11/14/08 1,2                  1,180,000         1,277,350
--------------------------------------------------------------------------------
MidAmerican Energy Holdings Co.,
5.875% Sr. Unsec. Nts., 10/1/12                     2,005,000         2,132,889
--------------------------------------------------------------------------------
Portland General Electric Co.,
8.125% First Mortgage Nts., 2/1/10 8                1,040,000         1,189,714
--------------------------------------------------------------------------------
PSE&G Energy Holdings LLC,
7.75% Unsec. Nts., 4/16/07 1,3                      1,575,000         1,634,063
--------------------------------------------------------------------------------
PSE&G Power LLC, 6.875%
Sr. Unsec. Nts., 4/15/06 3                            355,000           362,437
--------------------------------------------------------------------------------
TXU Corp., 6.55% Nts., 11/15/34 3,8                 1,585,000         1,564,588
                                                                 ---------------
                                                                     16,365,124

--------------------------------------------------------------------------------
GAS UTILITIES--0.6%
NiSource Finance Corp., 7.875%
Sr. Unsec. Nts., 11/15/10                           1,590,000         1,829,052
--------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec.
Unsub. Nts., 3/1/10                                   990,000         1,125,320
                                                                 ---------------
                                                                      2,954,372
                                                                 ---------------
Total Corporate Bonds and Notes
(Cost $169,597,510)                                                 173,031,275

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10
(Cost $14,872)                                          5,408             2,001


            13 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.1%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $492,553)                         $      492,553    $      492,553
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from Securities
Loaned) (Cost $650,271,803)                                         651,143,800

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED--5.4%
--------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.6%
Trust Money Market Securities,
Series A-2, 3.295%, 7/15/05 11                      1,000,000         1,000,000
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp.,
3.48%, 9/15/05 11                                   1,500,000         1,500,000
                                                                 ---------------
                                                                      2,500,000

--------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.2%
Allstate Life Insurance,
3.301%, 7/1/05 11                                   1,000,000         1,000,000
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
Undivided interest of 0.14% in joint repurchase
agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,386,667) with Nomura Securities, 3.48%,
dated 6/30/05, to be repurchased at $5,591,440
on 7/1/05, collateralized by U.S. Agency
Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value
of $4,160,000,001 11                                5,590,900         5,590,900
--------------------------------------------------------------------------------
Undivided interest of 0.35% in joint repurchase
agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,385,278) with Nomura Securities, 3.4675%,
dated 6/30/05, to be repurchased at $14,001,348
on 7/1/05, collateralized by U.S. Agency
Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value
of $4,160,000,001 11                               14,000,000        14,000,000
                                                                 ---------------
                                                                     19,590,900

--------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.5%
Bear Stearns, 3.618%, 7/1/05 11                     2,500,000         2,500,000
                                                                 ---------------
Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $25,590,900)                                            25,590,900

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $675,862,703)                                     142.1%      676,734,700
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (42.1)     (200,400,320)
                                               ---------------------------------
NET ASSETS                                              100.0%   $  476,334,380
                                               =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $25,081,393, which represents 5.27% of the Fund's net assets. See Note 7 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Partial or fully-loaned security--See Note 8 of Notes to Financial
Statements.

4. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $15,728,400 or 3.30% of the Fund's net assets as of June 30, 2005.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,169,519 or 0.25% of the Fund's net assets as of June 30, 2005.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,985,168. See Note 5 of Notes to Financial Statements.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,969,492 or 2.72% of the Fund's net assets as of June 30, 2005.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

10. Non-income producing security.

11. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            14 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
-------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $35,798,414) (cost $675,862,703)--
see accompanying statement of investments                                                                 $  676,734,700
-------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                              10,761,425
-------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                                         28,172
-------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $57,878,558 sold on a when-issued basis or forward commitment)                    65,855,203
Interest and principal paydowns                                                                                4,523,316
Shares of beneficial interest sold                                                                                69,706
Futures margins                                                                                                   47,970
Other                                                                                                             13,594
                                                                                                          ---------------
Total assets                                                                                                 758,034,086

-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                    36,352,325
-------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $239,188,415 purchased on a when-issued basis or forward commitment)        244,770,931
Shares of beneficial interest redeemed                                                                           493,726
Shareholder communications                                                                                        42,705
Trustees' compensation                                                                                            15,047
Distribution and service plan fees                                                                                 3,844
Transfer and shareholder servicing agent fees                                                                        895
Other                                                                                                             20,233
                                                                                                          ---------------
Total liabilities                                                                                            281,699,706

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                $  476,334,380
                                                                                                          ===============

-------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                $       42,638
-------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                   493,279,089
-------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                              9,948,144
-------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                                 (28,395,461)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                     1,459,970
                                                                                                          ---------------
NET ASSETS                                                                                                $  476,334,380
                                                                                                          ===============

-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$469,128,469 and 41,990,954 shares of beneficial interest outstanding)                                    $        11.17
-------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$7,205,911 and 646,563 shares of beneficial interest outstanding)                                         $        11.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            15 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                  $   11,032,725
-------------------------------------------------------------------------------------------------------------------------
Fee income                                                                                                     1,830,826
-------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                            37,342
                                                                                                          ---------------
Total investment income                                                                                       12,900,893

-------------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                1,764,493
-------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                                 6,435
-------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                                 5,208
Service shares                                                                                                        35
-------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                                20,195
Service shares                                                                                                       212
-------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                       10,766
-------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                             7,085
-------------------------------------------------------------------------------------------------------------------------
Other                                                                                                             19,801
                                                                                                          ---------------
Total expenses                                                                                                 1,834,230
Less reduction to custodian expenses                                                                              (9,636)
                                                                                                          ---------------
Net expenses                                                                                                   1,824,594

-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                         11,076,299

-------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                                      (54,353)
Closing of futures contracts                                                                                   2,655,900
Swap contracts                                                                                                   (10,167)
                                                                                                          ---------------
Net realized gain                                                                                              2,591,380
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                   (2,142,064)
Futures contracts                                                                                               (155,071)
Swap contracts                                                                                                    45,833
                                                                                                          ---------------
Net change in unrealized appreciation                                                                         (2,251,302)

-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $   11,416,377
                                                                                                          ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            16 | OPPENHEIMER CORE BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS              YEAR
                                                                                                 ENDED             ENDED
                                                                                         JUNE 30, 2005      DECEMBER 31,
                                                                                           (UNAUDITED)              2004
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $  11,076,299    $   21,186,973
-------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                            2,591,380        15,136,520
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                       (2,251,302)       (7,471,728)
                                                                                         -------------------------------
Net increase in net assets resulting from operations                                        11,416,377        28,851,765

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                         (24,996,468)      (27,226,980)
Service shares                                                                                (231,902)         (159,134)

-------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                         (21,399,668)     (115,482,453)
Service shares                                                                               3,797,306          (303,187)

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                             (31,414,355)     (114,319,989)
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        507,748,735       622,068,724
                                                                                         --------------------------------
End of period (including accumulated net investment income of $9,948,144
and $24,100,215, respectively)                                                           $ 476,334,380    $  507,748,735
                                                                                         ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            17 | OPPENHEIMER CORE BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                                JUNE 30, 2005                                                        DECEMBER 31,
NON-SERVICE SHARES                                (UNAUDITED)          2004          2003         2002         2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   11.50     $   11.42     $   11.31    $   11.21    $   11.25     $   11.52
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .25 1         .43 1         .51          .65          .81           .94
Net realized and unrealized gain (loss)                   .01           .18           .23          .27          .03          (.29)
Payment from affiliate                                     --            --            --          .01           --            --
                                                    --------------------------------------------------------------------------------
Total from investment operations                          .26           .61           .74          .93          .84           .65
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.59)         (.53)         (.63)        (.83)        (.88)         (.92)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   11.17     $   11.50     $   11.42    $   11.31    $   11.21     $   11.25
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN AT NET ASSET VALUE 2                        2.40%         5.49%         6.78%        9.02%        7.79%         6.10%
------------------------------------------------------------------------------------------------------------------------------------
Total return before payment from affiliate 3              N/A           N/A           N/A         8.93%         N/A           N/A

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 469,128     $ 504,244     $ 618,234    $ 724,787    $ 693,701     $ 562,345
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 484,217     $ 552,293     $ 691,931    $ 686,932    $ 638,820     $ 557,873
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income before payment from
 affiliate                                               4.57%         3.82%         4.03%        5.91% 3      7.93%         7.94%
Net investment income after payment from
 affiliate                                                N/A           N/A           N/A         6.07%         N/A           N/A
Total expenses                                           0.75% 5       0.75% 5       0.73% 5      0.73% 5      0.77% 5       0.76% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    56% 6         95% 6        101%         157%         186%          260%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. The Manager voluntarily reimbursed the Class $1,107,704 from an error in the calculation of the Fund's net asset value per share.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended June 30, 2005         $ 1,467,274,534       $ 1,439,060,750
Year Ended December 31, 2004             2,841,348,053         2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            18 | OPPENHEIMER CORE BOND FUND/VA

                                                       SIX MONTHS                                         YEAR
                                                            ENDED                                        ENDED
                                                    JUNE 30, 2005                                 DECEMBER 31,
SERVICE SHARES                                        (UNAUDITED)          2004          2003           2002 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   11.47     $   11.39     $   11.30        $   10.46
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                         .24 2         .40 2         .43              .11
Net realized and unrealized gain                               -- 3         .18           .28              .72
Payment from affiliate                                         --            --            --              .01
                                                        -----------------------------------------------------------
Total from investment operations                              .24           .58           .71              .84
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.57)         (.50)         (.62)              --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   11.14     $   11.47     $   11.39        $   11.30
                                                        ===========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN AT NET ASSET VALUE 4                            2.24%         5.22%         6.56%            8.03%
-------------------------------------------------------------------------------------------------------------------
Total return before payment from affiliate 5                  N/A           N/A           N/A             7.94%

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $   7,206     $   3,505     $   3,835        $   2,435
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $   5,212     $   3,002     $   3,903        $     834
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 6
Net investment income before payment from affiliate          4.32%         3.55%         3.73%            4.37% 5
Net investment income after payment from affiliate            N/A           N/A           N/A             5.04%
Total expenses                                               1.00% 7       0.99% 7       0.98% 7          0.98% 7,8
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        56% 9         95% 9        101%             157%

1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. The Manager voluntarily reimbursed the Class $3,723 from an error in the calculation of the Fund's net asset value per share.

6. Annualized for periods of less than one full year.

7. Reduction to custodian expenses less than 0.01%.

8. Voluntary waiver of transfer agent fees less than 0.01%.

9. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------------------
Six Months Ended June 30, 2005         $ 1,467,274,534       $ 1,439,060,750
Year Ended December 31, 2004             2,841,348,053         2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            19 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund/VA (the Fund), formerly Oppenheimer Bond Fund/VA, is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Fund had purchased $239,188,415 of securities issued on a when-issued basis or forward commitment and sold $57,878,558 of securities issued on a when-issued basis or forward commitment.


            20 | OPPENHEIMER CORE BOND FUND/VA

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $27,629,574. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Fund will utilize $2,591,380 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Fund utilized $9,566,561 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2004, the Fund had available for federal income tax purposes post-October losses of $335,400 and unused capital loss carryforward as follows:

               EXPIRING
               --------------------------
               2010          $ 29,885,554


            21 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                SIX MONTHS ENDED JUNE 30, 2005         YEAR ENDED DECEMBER 31, 2004
                                                       SHARES           AMOUNT             SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                  544,995     $  6,142,695          1,867,203     $  21,055,436
Dividends and/or distributions reinvested           2,291,151       24,996,468          2,424,486        27,226,980
Redeemed                                           (4,675,996)     (52,538,831)       (14,578,269)     (163,764,869)
                                                   -----------------------------------------------------------------
Net decrease                                       (1,839,850)    $(21,399,668)       (10,286,580)    $(115,482,453)
                                                   =================================================================


            22 | OPPENHEIMER CORE BOND FUND/VA

                                                SIX MONTHS ENDED JUNE 30, 2005         YEAR ENDED DECEMBER 31, 2004
                                                     SHARES             AMOUNT          SHARES               AMOUNT
--------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                349,436       $  3,895,552            132,217     $   1,497,198
Dividends and/or distributions reinvested            21,294            231,902             14,183           159,134
Redeemed                                            (29,644)          (330,148)          (177,573)       (1,959,519)
                                                   -----------------------------------------------------------------
Net increase (decrease)                             341,086       $  3,797,306            (31,173)    $    (303,187)
                                                   =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2005, were $239,020,599 and $224,207,935, respectively. There were purchases of $51,038,461 and sales of $35,225,669 of U.S. government and government agency obligations for the six months ended June 30, 2005. In addition, there were purchases of $1,467,274,534 and sales of $1,439,060,750 of To Be Announced (TBA) mortgage-related securities for the six months ended June 30, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $5,221 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class per annum for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


            23 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                        UNREALIZED
                                      EXPIRATION    NUMBER OF    VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                       DATES    CONTRACTS      JUNE 30, 2005    (DEPRECIATION)
---------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                          9/21/05          348      $  41,325,000        $  781,245
                                                                                        -----------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.                9/30/05          702        145,796,625           (42,874)
U.S. Treasury Nts., 5 yr.                9/21/05          356         38,765,063           (66,367)
U.S. Treasury Nts., 10 yr.               9/21/05          205         23,261,094          (112,204)
                                                                                        -----------
                                                                                          (221,445)
                                                                                        -----------
                                                                                        $  559,800
                                                                                        ===========

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


            24 | OPPENHEIMER CORE BOND FUND/VA

As of June 30, 2005, the Fund had entered into the following total return swap agreements:

                                                              PAID BY      RECEIVED BY
                                        NOTIONAL          THE FUND AT      THE FUND AT    TERMINATION      UNREALIZED
SWAP COUNTERPARTY                         AMOUNT        JUNE 30, 2005    JUNE 30, 2005           DATE    APPRECIATION
---------------------------------------------------------------------------------------------------------------------
                                                            One-Month
UBS AG                               $ 9,190,000    LIBOR Minus 0.25%             1.51%       12/1/05       $  28,172

Index abbreviations are as follows:
LIBOR      London-Interbank Offered Rate

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $35,798,414. Collateral of $36,352,325 was received for the loans, of which $25,590,900 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            25 | OPPENHEIMER CORE BOND FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            26 | OPPENHEIMER CORE BOND FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of the Fund's portfolio managers and the Manager's fixedincome investment team and analysts. The Fund has been managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord, Charles Moon, Geoffrey Caan and Antulio N. Bomfim. Messrs. Manioudakis, Gord and Moon have been portfolio managers of the Fund since April 2002 and Messrs Caan and Bomfim have been portfolio managers of the Fund since 2003. Mr. Manioudakis is a Senior Vice President of the Manager and Messrs. Gord, Moon, Caan and Bomfim are each Vice Presidents of the Manager. Messrs. Manioudakis, Gord, Caan, Moon and Bomfim have each had between 10 and 15 years of experience managing fixed-income investments.

The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other A-rated corporate debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's five-year and ten-year performance was slightly below its peer group average. However, its one-year and three-year performance was better than its peer group average.

MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other A-rated corporate debt and BBB-rated corporate debt funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's contractual and actual management fees are higher than its peer group average and its total

            27 | OPPENHEIMER CORE BOND FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

expenses are slightly higher than its peer group average. The Board determined to allow the Manager to provide recommendations for reduction of Fund expenses, and recognized that the Manager already waives a portion of the transfer agency fees for the Fund if those expenses exceed a certain amount for a class of shares. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates

ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced any recent asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.

                       28 | OPPENHEIMER CORE BOND FUND/VA

CAPITAL APPRECIATION FUND/VA
SEMIANNUAL
JUNE 30, 2005

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                    BEGINNING      ENDING        EXPENSES
                                    ACCOUNT        ACCOUNT       PAID DURING
                                    VALUE          VALUE         6 MONTHS ENDED
                                    (1/1/05)       (6/30/05)     JUNE 30, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual           $1,000.00      $  977.30     $3.24
--------------------------------------------------------------------------------
Non-Service shares Hypothetical      1,000.00       1,021.52      3.31
--------------------------------------------------------------------------------
Service shares Actual                1,000.00         976.50      4.47
--------------------------------------------------------------------------------
Service shares Hypothetical          1,000.00       1,020.28      4.57

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS                    EXPENSE RATIOS
---------------------------------------
Non-Service shares             0.66%
---------------------------------------
Service shares                 0.91
--------------------------------------------------------------------------------


                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                        VALUE
                                                                   SHARES          SEE NOTE 1
----------------------------------------------------------------------------------------------
COMMON STOCKS--97.6%
----------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.7%
----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.5%
Carnival Corp.                                                    400,800     $    21,863,640
----------------------------------------------------------------------------------------------
McDonald's Corp.                                                  345,800           9,595,950
----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                      320,400          15,494,544
                                                                              ----------------
                                                                                   46,954,134

----------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.3%
eBay, Inc. 1                                                      780,900          25,777,509
----------------------------------------------------------------------------------------------
MEDIA--9.8%
Clear Channel Communications, Inc.                                235,800           7,293,294
----------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1                        2,003,500          60,004,825
----------------------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                           966,900          16,301,934
----------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                             2,288,900          38,247,519
----------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A 1                           393,165          10,831,696
----------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                             1,152,400          36,899,848
----------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                             717,000          18,054,060
                                                                              ----------------
                                                                                  187,633,176

----------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.1%
Federated Department Stores, Inc.                                 198,100          14,516,768
----------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                               261,400          13,744,412
----------------------------------------------------------------------------------------------
Target Corp.                                                      223,000          12,133,430
                                                                              ----------------
                                                                                   40,394,610

----------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.0%
Best Buy Co., Inc.                                                274,300          18,803,265
----------------------------------------------------------------------------------------------
Home Depot, Inc.                                                  394,100          15,330,490
----------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                 176,100          10,252,542
----------------------------------------------------------------------------------------------
Staples, Inc.                                                      71,500           1,524,380
----------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                           266,200          10,533,534
                                                                              ----------------
                                                                                   56,444,211

----------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.8%
----------------------------------------------------------------------------------------------
BEVERAGES--1.8%
PepsiCo, Inc.                                                     644,100          34,736,313
----------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Costco Wholesale Corp.                                            177,600           7,960,032
----------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                             699,500          33,715,900
                                                                              ----------------
                                                                                   41,675,932

----------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
Campbell Soup Co.                                                  75,200           2,313,904
----------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Procter & Gamble Co. (The)                                        577,400          30,457,850
----------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Estee Lauder Cos., Inc. (The), Cl. A                               17,400             680,862

                                                                                        VALUE
                                                                   SHARES          SEE NOTE 1
----------------------------------------------------------------------------------------------
ENERGY--6.3%
----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
GlobalSantaFe Corp.                                               271,300     $    11,069,040
----------------------------------------------------------------------------------------------
Pride International, Inc. 1                                        76,000           1,953,200
----------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                 367,200          27,885,168
----------------------------------------------------------------------------------------------
Smith International, Inc.                                          61,400           3,911,180
----------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                209,500          11,306,715
                                                                              ----------------
                                                                                   56,125,303

----------------------------------------------------------------------------------------------
OIL & GAS--3.4%
Apache Corp.                                                       46,300           2,990,980
----------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                 859,400          49,389,718
----------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                      258,619          11,896,474
----------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                          7,500             576,975
                                                                              ----------------
                                                                                   64,854,147
----------------------------------------------------------------------------------------------
FINANCIALS--8.5%
----------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
Bank of America Corp.                                             256,400          11,694,404
----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.2%
American Express Co.                                              490,800          26,125,284
----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                 1,099,300          50,820,639
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                   175,000          17,853,500
----------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                              376,028          13,281,309
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                     61,200           6,075,936
----------------------------------------------------------------------------------------------
Morgan Stanley                                                     66,200           3,473,514
                                                                              ----------------
                                                                                  117,630,182

----------------------------------------------------------------------------------------------
INSURANCE--1.7%
American International Group, Inc.                                198,550          11,535,755
----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                      64,200           4,800,876
----------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                        245,700          16,132,662
                                                                              ----------------
                                                                                   32,469,293

----------------------------------------------------------------------------------------------
HEALTH CARE--17.5%
----------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.3%
Amgen, Inc. 1                                                     562,500          34,008,750
----------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                 242,100          19,435,788
----------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                           204,300           8,987,157
                                                                              ----------------
                                                                                   62,431,695

----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
Medtronic, Inc.                                                   787,700          40,794,983
----------------------------------------------------------------------------------------------
Millipore Corp. 1                                                 291,200          16,519,776
----------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                 407,400           7,699,860
----------------------------------------------------------------------------------------------
Stryker Corp.                                                     382,400          18,186,944
----------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                    165,200           6,166,916
----------------------------------------------------------------------------------------------
Waters Corp. 1                                                    126,000           4,683,420
                                                                              ----------------
                                                                                   94,051,899


                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                                                                        VALUE
                                                                   SHARES          SEE NOTE 1
----------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
Aetna, Inc.                                                       140,000     $    11,594,800
----------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                             77,300           3,857,270
----------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                          323,800          16,882,932
                                                                              ----------------
                                                                                   32,335,002

----------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.6%
Abbott Laboratories                                               254,000          12,448,540
----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                   125,600           6,997,176
----------------------------------------------------------------------------------------------
Johnson & Johnson                                                 692,700          45,025,500
----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                 403,867          12,439,104
----------------------------------------------------------------------------------------------
Novartis AG                                                       497,588          23,704,836
----------------------------------------------------------------------------------------------
Pfizer, Inc.                                                      804,400          22,185,352
----------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                707,396          22,028,311
                                                                              ----------------
                                                                                  144,828,819

----------------------------------------------------------------------------------------------
INDUSTRIALS--13.4%
----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Empresa Brasileira de Aeronautica SA, ADR                         325,000          10,747,750
----------------------------------------------------------------------------------------------
General Dynamics Corp.                                             52,500           5,750,850
----------------------------------------------------------------------------------------------
Honeywell International, Inc.                                     246,800           9,040,284
----------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                 159,300          12,199,194
----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                             284,300          18,442,541
----------------------------------------------------------------------------------------------
United Technologies Corp.                                         325,400          16,709,290
                                                                              ----------------
                                                                                   72,889,909

----------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.5%
Expeditors International of Washington, Inc.                      180,500           8,990,705
----------------------------------------------------------------------------------------------
FedEx Corp.                                                       247,800          20,074,278
                                                                              ----------------
                                                                                   29,064,983

----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Waste Management, Inc.                                            366,400          10,383,776
----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--6.7%
3M Co.                                                            295,400          21,357,420
----------------------------------------------------------------------------------------------
General Electric Co.                                            2,638,000          91,406,700
----------------------------------------------------------------------------------------------
Tyco International Ltd.                                           542,700          15,846,840
                                                                              ----------------
                                                                                  128,610,960

----------------------------------------------------------------------------------------------
MACHINERY--0.8%
Ingersoll-Rand Co., Cl. A                                         208,800          14,897,880
----------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.8%
----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.7%
Cisco Systems, Inc. 1                                           2,424,800          46,337,928
----------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                       2,049,300           5,963,463
----------------------------------------------------------------------------------------------
Motorola, Inc.                                                    805,000          14,699,300

                                                                                        VALUE
                                                                   SHARES          SEE NOTE 1
----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Nokia Corp., Sponsored ADR                                      1,008,100     $    16,774,784
----------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                    166,500           5,496,165
                                                                              ----------------
                                                                                   89,271,640

----------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.2%
Dell, Inc. 1                                                      458,700          18,123,237
----------------------------------------------------------------------------------------------
EMC Corp. 1                                                       414,400           5,681,424
----------------------------------------------------------------------------------------------
International Business
Machines Corp.                                                    449,300          33,338,060
----------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                        1,080,400           4,029,892
                                                                              ----------------
                                                                                   61,172,613

----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Agilent Technologies, Inc. 1                                      453,600          10,441,872
----------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                       418,200           6,549,012
----------------------------------------------------------------------------------------------
Tektronix, Inc.                                                   333,200           7,753,564
                                                                              ----------------
                                                                                   24,744,448

----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
Yahoo!, Inc. 1                                                    714,300          24,750,495
----------------------------------------------------------------------------------------------
IT SERVICES--1.0%
Automatic Data Processing, Inc.                                   451,800          18,962,046
----------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Altera Corp. 1                                                    179,600           3,559,672
----------------------------------------------------------------------------------------------
Analog Devices, Inc.                                              251,600           9,387,196
----------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                           568,100          20,173,231
----------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1               90,200           1,330,450
----------------------------------------------------------------------------------------------
Intel Corp.                                                     1,502,600          39,157,756
----------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                           601,500          16,884,105
                                                                              ----------------
                                                                                   90,492,410

----------------------------------------------------------------------------------------------
SOFTWARE--7.6%
Adobe Systems, Inc.                                               614,000          17,572,680
----------------------------------------------------------------------------------------------
Autodesk, Inc.                                                    212,500           7,303,625
----------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                    438,000           5,983,080
----------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                            214,200           4,639,572
----------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                       246,200           9,444,232
----------------------------------------------------------------------------------------------
Microsoft Corp.                                                 2,953,200          73,357,488
----------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                             629,800          27,270,340
                                                                              ----------------
                                                                                  145,571,017

----------------------------------------------------------------------------------------------
MATERIALS--3.0%
----------------------------------------------------------------------------------------------
CHEMICALS--3.0%
Air Products & Chemicals, Inc.                                    258,600          15,593,580
----------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                      470,100          20,219,001
----------------------------------------------------------------------------------------------
Praxair, Inc.                                                     455,600          21,230,960
                                                                              ----------------
                                                                                   57,043,541


                  7 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        VALUE
                                                                   SHARES          SEE NOTE 1
----------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Sprint Corp.                                                      493,800     $    12,389,442
                                                                              ----------------
Total Common Stocks (Cost $1,764,436,380)                                       1,863,734,405

                                                                    UNITS
----------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1 (Cost $0)          84,120              64,772

                                                                PRINCIPAL
                                                                   AMOUNT
----------------------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.0%
----------------------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $200,057)                                        $   200,057             200,057

                                                                PRINCIPAL               VALUE
                                                                   AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.7%
----------------------------------------------------------------------------------------------
Undivided interest of 2.63% in joint repurchase agreement
(Principal Amount/Value $1,234,399,000, with a maturity
value of $1,234,508,724) with UBS Warburg LLC, 3.20%,
dated 6/30/05, to be repurchased at $32,428,882 on
7/1/05, collateralized by Federal Home Loan Mortgage
Corp., 5.50%, 2/1/35, with a value of
$1,260,871,334 (Cost $32,426,000)                             $32,426,000     $    32,426,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,797,062,437)                                                99.3%      1,896,425,234
----------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                       0.7          12,507,325
                                                              --------------------------------
NET ASSETS                                                          100.0%    $ 1,908,932,559
                                                              ================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  8 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,797,062,437)--see accompanying statement of investments                            $ 1,896,425,234
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                        9,920,082
Shares of beneficial interest sold                                                                                      2,267,059
Interest and dividends                                                                                                  1,668,143
Other                                                                                                                      27,450
                                                                                                                  ----------------
Total assets                                                                                                        1,910,307,968

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                  1,065,503
Distribution and service plan fees                                                                                        171,568
Shareholder communications                                                                                                 81,064
Trustees' compensation                                                                                                     31,253
Transfer and shareholder servicing agent fees                                                                               1,823
Other                                                                                                                      24,198
                                                                                                                  ----------------
Total liabilities                                                                                                       1,375,409

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $ 1,908,932,559
                                                                                                                  ================

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                        $        53,342
----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                          2,080,377,789
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                       5,928,325
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                       (276,781,334)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies                                                                                                             99,354,437
                                                                                                                  ----------------
NET ASSETS                                                                                                        $ 1,908,932,559
                                                                                                                  ================

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,618,091,054
and 45,170,734 shares of beneficial interest outstanding)                                                         $         35.82
----------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $290,841,505
and 8,170,839 shares of beneficial interest outstanding)                                                          $         35.60

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  9 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $250,507)                                                          $    12,012,916
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                  609,829
                                                                                                                  ----------------
Total investment income                                                                                                12,622,745

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                         6,185,332
----------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                                        324,875
----------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                                          5,561
Service shares                                                                                                              5,111
----------------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                                         43,207
Service shares                                                                                                              6,764
----------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                23,057
----------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                     16,706
----------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                      28,163
                                                                                                                  ----------------
Total expenses                                                                                                          6,638,776
Less reduction to custodian expenses                                                                                      (13,381)
                                                                                                                  ----------------
Net expenses                                                                                                            6,625,395

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                   5,997,350

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                                             7,934,519
Foreign currency transactions                                                                                             485,175
                                                                                                                  ----------------
Net realized gain                                                                                                       8,419,694
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                           (57,230,765)
Translation of assets and liabilities denominated in foreign currencies                                                (3,378,920)
                                                                                                                  ----------------
Net change in unrealized appreciation                                                                                 (60,609,685)

----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $   (46,192,641)
                                                                                                                  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  10 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     SIX MONTHS              YEAR
                                                                                                          ENDED             ENDED
                                                                                                  JUNE 30, 2005      DECEMBER 31,
                                                                                                    (UNAUDITED)              2004
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                           $     5,997,350   $    18,471,549
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                     8,419,694        83,060,536
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                               (60,609,685)       27,361,213
                                                                                                ----------------------------------
Net increase (decrease) in net assets resulting from operations                                     (46,192,641)      128,893,298

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                                  (15,541,862)       (5,404,905)
Service shares                                                                                       (1,926,965)         (357,596)

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                  (96,517,444)      (53,964,830)
Service shares                                                                                       50,188,747       114,818,206

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                          (109,990,165)      183,984,173
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                               2,018,922,724     1,834,938,551
                                                                                                ----------------------------------
End of period (including accumulated net investment income of $5,928,325 and
$17,399,802, respectively)                                                                      $ 1,908,932,559   $ 2,018,922,724
                                                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  11 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS                                                                            YEAR
                                            ENDED                                                                           ENDED
                                    JUNE 30, 2005                                                                    DECEMBER 31,
NON-SERVICE SHARES                    (UNAUDITED)           2004            2003            2002            2001             2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                         $       36.99     $    34.70     $     26.62     $     36.58     $     46.63     $      49.84
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
Net investment income                         .12 1          .35 1           .12             .11             .18              .27
Net realized and unrealized gain
  (loss)                                     (.96)          2.05            8.07           (9.89)          (5.86)             .02
                                    ------------------------------------------------------------------------------------------------
Total from investment
  operations                                 (.84)          2.40            8.19           (9.78)          (5.68)             .29
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
  to shareholders:
Dividends from net investment
  income                                     (.33)          (.11)           (.11)           (.18)           (.27)            (.06)
Distributions from net realized
  gain                                         --             --              --              --           (4.10)           (3.44)
                                    ------------------------------------------------------------------------------------------------
Total dividends and/or
  distributions to shareholders              (.33)          (.11)           (.11)           (.18)          (4.37)           (3.50)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $       35.82     $    36.99     $     34.70     $     26.62     $     36.58     $      46.63
                                    ================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2          (2.27)%         6.93%          30.94%         (26.86)%        (12.58)%          (0.23)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (in thousands)                    $   1,618,091     $1,770,273     $ 1,715,240     $ 1,338,769     $ 1,975,345     $  2,095,803
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)   $   1,674,002     $1,708,511     $ 1,468,297     $ 1,630,430     $ 2,000,314     $  1,922,099
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                        0.66%          0.99%           0.39%           0.35%           0.51%            0.66%
Total expenses                               0.66% 4        0.66% 4         0.67% 4         0.66% 4         0.68% 4          0.67% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        19%            44%             48%             32%             45%              38%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 12 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                                      SIX MONTHS                                                             YEAR
                                                           ENDED                                                            ENDED
                                                   JUNE 30, 2005                                                     DECEMBER 31,
SERVICE SHARES                                       (UNAUDITED)          2004            2003            2002             2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $       36.73     $   34.53     $     26.53     $     36.56       $      31.66
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income (loss)                                 .07 2         .29 2           .08             .20                 -- 3
Net realized and unrealized gain (loss)                     (.93)         1.99            8.02          (10.05)              4.90
                                                   ---------------------------------------------------------------------------------
Total from investment operations                            (.86)         2.28            8.10           (9.85)              4.90
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.27)         (.08)           (.10)           (.18)                --
Distributions from net realized gain                          --            --              --              --                 --
                                                   ---------------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                              (.27)         (.08)           (.10)           (.18)                --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $       35.60     $   36.73     $     34.53     $     26.53       $      36.56
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                         (2.35)%        6.62%          30.69%         (27.09)%            15.51%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $     290,842     $ 248,649     $   119,699     $    18,260       $         90
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $     264,251     $ 184,273     $    48,178     $     6,263       $         16
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                       0.41%         0.85%           0.14%           0.26%              0.11%
Total expenses                                              0.91% 6       0.91% 6         0.94% 6         0.81% 6,7          0.81% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       19%           44%             48%             32%                45%

1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 13 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known, established companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                 14 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $268,670,496. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Fund will utilize $8,419,694 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Fund utilized $83,521,467 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                       EXPIRING
                       -----------------------------
                       2010            $  83,313,825
                       2011              193,776,365
                                       -------------
                       Total           $ 277,090,190
                                       =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                 15 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2005    YEAR ENDED DECEMBER 31, 2004
                                                SHARES              AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                         2,538,250      $   91,568,028      5,578,990   $  194,357,727
Dividends and/or distributions reinvested      429,927          15,541,862        155,940        5,404,905
Redeemed                                    (5,661,304)       (203,627,334)    (7,294,682)    (253,727,462)
                                            ---------------------------------------------------------------
Net decrease                                (2,693,127)     $  (96,517,444)    (1,559,752)  $  (53,964,830)
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                         1,801,984      $   64,434,678      3,992,696   $  138,774,693
Dividends and/or distributions reinvested       53,616           1,926,965         10,365          357,596
Redeemed                                      (453,849)        (16,172,896)      (700,538)     (24,314,083)
                                            ---------------------------------------------------------------
Net increase                                 1,401,751      $   50,188,747      3,302,523   $  114,818,206
                                            ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $358,172,348 and $403,036,588, respectively.


                 16 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $10,622 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class per annum for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2005, the Fund had no outstanding foreign currency contracts.


                 17 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 18 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 19 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Jane Putnam and the Manager's Growth Equity investment team and analysts. Ms. Putnam has had over fifteen years of experience managing equity investments and been primarily responsible for the day-to-day management of the Fund's portfolio since 1994. Ms. Putnam has been a Vice President of the Manager since October 1995 and is an officer of two portfolios in the OppenheimerFunds complex.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year performance was slightly below its peer group average. However, its three-year, five-year and ten-year performance was better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap core funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's management fees and total expenses are both lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.


                 20 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced modest asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                 21 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

GLOBAL SECURITIES FUND/VA
SEMIANNUAL REPORT
JUNE 30, 2005

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                  BEGINNING        ENDING         EXPENSES
                                  ACCOUNT          ACCOUNT        PAID DURING
                                  VALUE            VALUE          6 MONTHS ENDED
                                  (1/1/05)         (6/30/05)      JUNE 30, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual         $1,000.00        $  996.80      $3.32
--------------------------------------------------------------------------------
Non-Service shares Hypothetical    1,000.00         1,021.47       3.36
--------------------------------------------------------------------------------
Service shares Actual              1,000.00           995.80       4.56
--------------------------------------------------------------------------------
Service shares Hypothetical        1,000.00         1,020.23       4.62
--------------------------------------------------------------------------------
Class 3 shares Actual              1,000.00           996.80       3.32
--------------------------------------------------------------------------------
Class 3 shares Hypothetical        1,000.00         1,021.47       3.36
--------------------------------------------------------------------------------
Class 4 shares Actual              1,000.00           995.60       4.66
--------------------------------------------------------------------------------
Class 4 shares Hypothetical        1,000.00         1,020.13       4.72

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS               EXPENSE RATIOS
----------------------------------
Non-Service shares      0.67%
----------------------------------
Service shares          0.92
----------------------------------
Class 3 shares          0.67
----------------------------------
Class 4 shares          0.94
--------------------------------------------------------------------------------


            5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.8%
--------------------------------------------------------------------------------
AUTOMOBILES--1.3%
Porsche AG, Preferred                                  18,742   $    14,046,939
--------------------------------------------------------------------------------
Toyota Motor Corp.                                    548,000        19,615,544
                                                                ----------------
                                                                     33,662,483

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Carnival Corp.                                        212,600        11,597,330
--------------------------------------------------------------------------------
International Game Technology                         622,600        17,526,190
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     274,600        14,185,836
                                                                ----------------
                                                                     43,309,356

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Koninklijke (Royal) Philips
Electronics NV                                      1,135,600        28,556,243
--------------------------------------------------------------------------------
Sony Corp.                                            815,300        28,080,840
                                                                ----------------
                                                                     56,637,083

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.7%
Amazon.com, Inc. 1                                    231,500         7,658,020
--------------------------------------------------------------------------------
eBay, Inc. 1                                          938,300        30,973,283
--------------------------------------------------------------------------------
Great Universal Stores (The) plc                      410,200         6,448,668
                                                                ----------------
                                                                     45,079,971

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Nikon Corp.                                           979,915        11,038,652
--------------------------------------------------------------------------------
MEDIA--6.0%
Grupo Televisa SA, Sponsored GDR                      354,499        22,010,843
--------------------------------------------------------------------------------
JC Decaux SA 1                                        408,864        10,365,831
--------------------------------------------------------------------------------
Pearson plc                                         1,410,238        16,543,656
--------------------------------------------------------------------------------
Reed Elsevier plc                                   1,181,636        11,281,511
--------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                       4,779,840        12,191,661
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                      6,535,162        42,347,850
--------------------------------------------------------------------------------
Television Broadcasts Ltd.                          3,444,832        19,460,575
--------------------------------------------------------------------------------
WPP Group plc                                         886,660         9,095,718
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                  4,795,700        17,164,138
                                                                ----------------
                                                                    160,461,783

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
Circuit City Stores, Inc./
Circuit City Group                                    674,549        11,662,952
--------------------------------------------------------------------------------
Gap, Inc. (The)                                       429,100         8,474,725
--------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                       1,506,800        53,043,773
--------------------------------------------------------------------------------
Industria de Diseno Textil SA 1                       253,500         6,528,160
--------------------------------------------------------------------------------
New Dixons Group plc                                6,242,695        17,506,189
--------------------------------------------------------------------------------
Tiffany & Co.                                         200,100         6,555,276
                                                                ----------------
                                                                    103,771,075

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.8%
Coach, Inc. 1                                         484,100   $    16,251,237
--------------------------------------------------------------------------------
LVMH Moet Hennessey
Louis Vuitton                                         398,690        30,697,398
                                                                ----------------
                                                                     46,948,635

--------------------------------------------------------------------------------
CONSUMER STAPLES--6.6%
--------------------------------------------------------------------------------
BEVERAGES--1.5%
Companhia de Bebidas das
Americas, ADR                                          92,703         2,360,218
--------------------------------------------------------------------------------
Companhia de Bebidas das
Americas, ADR, Preference                             463,515        14,322,614
--------------------------------------------------------------------------------
Fomento Economico Mexicano
SA de CV, UBD                                       2,353,700        14,062,237
--------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                     3,279,000        10,251,356
                                                                ----------------
                                                                     40,996,425

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                               2,748,004        26,159,262
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.6%
Hindustan Lever Ltd.                                5,321,600        20,025,618
--------------------------------------------------------------------------------
Reckitt Benckiser plc                               1,644,247        48,310,916
                                                                ----------------
                                                                     68,336,534

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Gillette Co.                                          421,700        21,350,671
--------------------------------------------------------------------------------
Shiseido Co. Ltd.                                     604,000         7,624,200
                                                                ----------------
                                                                     28,974,871

--------------------------------------------------------------------------------
TOBACCO--0.4%
Altria Group, Inc.                                    110,400         7,138,464
--------------------------------------------------------------------------------
ITC Ltd.                                              114,000         4,325,051
                                                                ----------------
                                                                     11,463,515

--------------------------------------------------------------------------------
ENERGY--9.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
GlobalSantaFe Corp.                                   735,100        29,992,080
--------------------------------------------------------------------------------
Technip SA                                            574,600        26,673,834
--------------------------------------------------------------------------------
Transocean, Inc. 1                                    740,700        39,975,579
                                                                ----------------
                                                                     96,641,493

--------------------------------------------------------------------------------
OIL & GAS--5.4%
BP plc, ADR                                           335,369        20,920,318
--------------------------------------------------------------------------------
Burlington Resources, Inc.                            266,800        14,738,032
--------------------------------------------------------------------------------
Chevron Corp.                                         383,944        21,470,148
--------------------------------------------------------------------------------
Encana Corp.                                          586,634        23,140,729
--------------------------------------------------------------------------------
ENI SpA                                               441,500        11,334,988
--------------------------------------------------------------------------------
Husky Energy, Inc.                                    830,515        33,032,155
--------------------------------------------------------------------------------
Neste Oil Oyj 11                                      105,900         2,742,527
--------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                          187,520         4,402,784


            6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Total SA, B Shares                                     47,880   $    11,212,685
                                                                ----------------
                                                                    142,994,366

--------------------------------------------------------------------------------
FINANCIALS--16.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.4%
Credit Suisse Group                                   313,592        12,303,153
--------------------------------------------------------------------------------
Northern Trust Corp.                                  568,300        25,908,797
                                                                ----------------
                                                                     38,211,950

--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.9%
Anglo Irish Bank Corp.                              1,256,712        15,588,375
--------------------------------------------------------------------------------
Australia & New Zealand
Banking Group Ltd.                                    391,050         6,453,417
--------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank 1                     372,609         9,694,670
--------------------------------------------------------------------------------
HSBC Holdings plc 1                                 1,651,795        26,569,859
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                        986,050        21,545,193
--------------------------------------------------------------------------------
Resona Holdings, Inc. 1                             4,959,000         9,210,703
--------------------------------------------------------------------------------
Royal Bank of Scotland Group
plc (The)                                           1,498,487        45,125,269
--------------------------------------------------------------------------------
Societe Generale, Cl. A                               229,670        23,264,136
                                                                ----------------
                                                                    157,451,622

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
3i Group plc                                          961,026        11,674,263
--------------------------------------------------------------------------------
American Express Co.                                  476,600        25,369,418
--------------------------------------------------------------------------------
Citigroup, Inc.                                       171,266         7,917,627
--------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                395,100        13,092,510
--------------------------------------------------------------------------------
Investor AB, B Shares                                 646,652         8,739,687
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  633,263        22,366,849
--------------------------------------------------------------------------------
MBNA Corp.                                            633,350        16,568,436
--------------------------------------------------------------------------------
Morgan Stanley                                        579,700        30,416,859
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                729,500         8,228,760
                                                                ----------------
                                                                    144,374,409

--------------------------------------------------------------------------------
INSURANCE--4.2%
ACE Ltd.                                              531,271        23,827,504
--------------------------------------------------------------------------------
Allianz AG                                            233,811        26,828,605
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                       5,920        16,478,320
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                 104,800         9,746,400
--------------------------------------------------------------------------------
Manulife Financial Corp.                              307,613        14,690,203
--------------------------------------------------------------------------------
Prudential plc                                      2,120,558        18,751,944
                                                                ----------------
                                                                    110,322,976

--------------------------------------------------------------------------------
HEALTH CARE--13.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.4%
Affymetrix, Inc. 1                                    339,000        18,282,270
--------------------------------------------------------------------------------
Amgen, Inc. 1                                         376,500        22,763,190
--------------------------------------------------------------------------------
Applera Corp./
Applied Biosystems Group                              407,400         8,013,558

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Eyetech Pharmaceuticals, Inc. 1                       215,600   $     2,725,184
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     217,700        17,476,956
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                    202,700        12,180,243
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               573,260        25,217,707
--------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                         251,000         2,906,580
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                    241,700         2,240,559
--------------------------------------------------------------------------------
Wyeth                                                 141,000         6,274,500
                                                                ----------------
                                                                    118,080,747

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Essilor International SA                              147,010        10,014,279
--------------------------------------------------------------------------------
Medtronic, Inc.                                       120,500         6,240,695
--------------------------------------------------------------------------------
Nektar Therapeutics 1,2                               314,361         4,235,071
--------------------------------------------------------------------------------
Smith & Nephew plc                                  2,188,313        21,603,577
                                                                ----------------
                                                                     42,093,622

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Express Scripts, Inc. 1                               268,200        13,404,636
--------------------------------------------------------------------------------
IMS Health, Inc.                                      437,600        10,839,352
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                               447,000        23,811,690
                                                                ----------------
                                                                     48,055,678

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.2%
Chugai Pharmaceutical Co. Ltd.                        622,100         9,602,698
--------------------------------------------------------------------------------
Eli Lilly & Co.                                       131,500         7,325,865
--------------------------------------------------------------------------------
Novartis AG                                           331,768        15,805,257
--------------------------------------------------------------------------------
Pfizer, Inc.                                          541,619        14,937,852
--------------------------------------------------------------------------------
Roche Holdings AG                                     254,589        32,106,080
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                     567,994        46,501,096
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                 1,036,000        13,297,584
                                                                ----------------
                                                                    139,576,432

--------------------------------------------------------------------------------
INDUSTRIALS--7.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Boeing Co.                                            229,200        15,127,200
--------------------------------------------------------------------------------
Empresa Brasileira de
Aeronautica SA, ADR                                   784,434        25,941,232
--------------------------------------------------------------------------------
European Aeronautic Defence
& Space Co.                                           857,190        27,200,590
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 193,300        12,539,371
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                208,500        11,519,625
--------------------------------------------------------------------------------
Raytheon Co.                                          474,400        18,558,528
                                                                ----------------
                                                                    110,886,546

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
JGC Corp.                                             407,000         4,985,826


            7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
Hutchison Whampoa Ltd.                              1,175,000   $    10,560,501
--------------------------------------------------------------------------------
Siemens AG                                            321,212        23,374,679
                                                                ----------------
                                                                     33,935,180

--------------------------------------------------------------------------------
MACHINERY--0.6%
Hyundai Heavy Industries Co. Ltd.                     336,820        16,829,817
--------------------------------------------------------------------------------
MARINE--0.4%
Peninsular & Oriental Steam
Navigation Co.                                      2,092,659        11,895,008
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.4%
Macquarie Airports                                  3,683,052        10,043,262
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.6%
Cisco Systems, Inc. 1                                 761,600        14,554,176
--------------------------------------------------------------------------------
Corning, Inc. 1                                     1,825,800        30,344,796
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                              352,300         8,870,914
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        566,200        18,690,262
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
B Shares                                           24,038,000        76,794,001
                                                                ----------------
                                                                    149,254,149

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
International Business
Machines Corp.                                        273,417        20,287,541
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                            2,848,200        10,623,786
                                                                ----------------
                                                                     30,911,327

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Hoya Corp.                                            123,700        14,210,481
--------------------------------------------------------------------------------
Keyence Corp.                                          55,100        12,266,347
--------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                         184,300         9,316,215
--------------------------------------------------------------------------------
Nidec Corp.                                            39,500         4,159,454
--------------------------------------------------------------------------------
Omron Corp.                                           111,400         2,455,802
--------------------------------------------------------------------------------
Tandberg ASA                                        1,153,550        12,357,636
                                                                ----------------
                                                                     54,765,935

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Yahoo Japan Corp.                                       3,192         6,667,324
--------------------------------------------------------------------------------
IT SERVICES--1.3%
Infosys Technologies Ltd.                             639,358        34,672,395
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Canon, Inc.                                           172,700         9,045,903
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.5 %
Advanced Micro Devices, Inc. 1                      1,576,800        27,341,712
--------------------------------------------------------------------------------
Altera Corp. 1                                        346,200         6,861,684
--------------------------------------------------------------------------------
Cree, Inc. 1                                          221,600         5,644,152
--------------------------------------------------------------------------------
International Rectifier Corp. 1                       147,600         7,043,472
--------------------------------------------------------------------------------
National Semiconductor Corp.                          636,000        14,011,080
--------------------------------------------------------------------------------
Samsung Electronics Co.                                61,710        29,237,739

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Contninued
Silicon Laboratories, Inc. 1                          124,900   $     3,273,629
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd.                             14,784,193        25,546,293
                                                                ----------------
                                                                    118,959,761

--------------------------------------------------------------------------------
SOFTWARE--4.0%
Cadence Design Systems, Inc. 1                        731,070         9,986,416
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                67,642         3,829,214
--------------------------------------------------------------------------------
Enix Corp.                                             95,100         2,898,188
--------------------------------------------------------------------------------
Intuit, Inc. 1                                        244,800        11,042,928
--------------------------------------------------------------------------------
Microsoft Corp.                                     1,073,900        26,675,676
--------------------------------------------------------------------------------
Novell, Inc. 1                                      2,193,226        13,598,001
--------------------------------------------------------------------------------
SAP AG                                                173,160        30,138,388
--------------------------------------------------------------------------------
Trend Micro, Inc.                                     278,500         9,843,206
                                                                ----------------
                                                                    108,012,017

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
France Telecom SA                                     741,918        21,554,176
--------------------------------------------------------------------------------
Tele Norte Leste Participacoes
SA, Preference                                      1,348,784        22,513,451
                                                                ----------------
                                                                     44,067,627

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.4%
KDDI Corp.                                              6,986        32,312,848
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                            1,277,460        26,060,184
--------------------------------------------------------------------------------
Vodafone Group plc                                 34,955,950        85,177,453
                                                                ----------------
                                                                    143,550,485

--------------------------------------------------------------------------------
UTILITIES--1.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Energias de Portugal SA                             2,905,006         7,312,259
--------------------------------------------------------------------------------
Fortum Oyj                                            521,500         8,362,024
                                                                ----------------
                                                                     15,674,283

--------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Gail India Ltd.                                       318,900         1,663,595
--------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.                      6,593,000        13,404,894
                                                                ----------------
                                                                     15,068,489
                                                                ----------------
Total Common Stocks (Cost $1,961,317,282)                         2,633,868,274

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.0%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $31,414)                             $    31,414            31,414


            8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
--------------------------------------------------------------------------------
Undivided interest of 0.82% in joint repurchase
agreement (Principal Amount/Value $1,234,399,000,
with a maturity value of $1,234,508,724) with UBS
Warburg LLC, 3.20%, dated 6/30/05, to be
repurchased at $10,176,905 on 7/1/05,
collateralized by Federal Home Loan Mortgage
Corp., 5.50%, 2/1/35, with a value
of $1,260,871,334 (Cost $10,176,000)              $10,176,000   $    10,176,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE (COST $1,971,524,696)                           99.1%    2,644,075,688
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        0.9        23,107,014
                                                  ------------------------------
NET ASSETS                                              100.0%  $ 2,667,182,702
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $4,235,071, which represents 0.16% of the Fund's net assets, of which $4,235,071 is considered restricted. See Note 6 of Notes to Financial Statements.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE        PERCENT
--------------------------------------------------------------------------------
United States                                     $  978,487,728           37.0%
United Kingdom                                       377,063,611           14.3
Japan                                                219,724,325            8.3
France                                               207,484,025            7.8
Sweden                                               138,577,461            5.2
Germany                                              104,083,281            3.9
India                                                103,798,774            3.9
Korea, Republic of South                              72,127,740            2.7
Canada                                                70,863,087            2.7
Brazil                                                65,137,515            2.5
Switzerland                                           60,214,490            2.3
Mexico                                                46,324,436            1.8
Hong Kong                                             43,425,970            1.6
The Netherlands                                       28,556,243            1.1
Taiwan                                                25,546,293            1.0
Australia                                             16,496,679            0.6
Ireland                                               15,588,375            0.6
Norway                                                12,357,636            0.5
Singapore                                             12,191,661            0.5
Italy                                                 11,334,988            0.4
Finland                                               11,104,551            0.4
Bermuda                                                9,746,400            0.4
Portugal                                               7,312,259            0.3
Spain                                                  6,528,160            0.2
                                                  ------------------------------
Total                                             $2,644,075,688          100.0%
                                                  ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            9 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $1,971,524,696)--
see accompanying statement of investments                                         $  2,644,075,688
---------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $5,897,793)                                               5,910,819
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                        18,090,796
Interest and dividends                                                                   5,217,020
Shares of beneficial interest sold                                                          69,637
Other                                                                                       47,479
                                                                                  -----------------
Total assets                                                                         2,673,411,439

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                       30,436
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                    4,199,169
Shares of beneficial interest redeemed                                                   1,187,616
Distribution and service plan fees                                                         262,824
Foreign capital gains tax                                                                  243,464
Shareholder communications                                                                  71,000
Trustees' compensation                                                                      56,065
Transfer and shareholder servicing agent fees                                                3,542
Other                                                                                      174,621
                                                                                  -----------------
Total liabilities                                                                        6,228,737

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $  2,667,182,702
                                                                                  =================

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                        $         91,670
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           1,932,687,201
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                        3,511,443
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions          58,608,602
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                         672,283,786
                                                                                  -----------------
NET ASSETS                                                                        $  2,667,182,702
                                                                                  =================

---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,925,425,094 and 66,149,266 shares of beneficial interest
outstanding)                                                                      $          29.11
---------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $392,490,465 and 13,559,847 shares of beneficial interest
outstanding)                                                                      $          28.95
---------------------------------------------------------------------------------------------------
Class 3 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $290,288,730 and 9,923,314 shares of beneficial interest
outstanding)                                                                      $          29.25
---------------------------------------------------------------------------------------------------
Class 4 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $58,978,413 and 2,037,900 shares of beneficial interest
outstanding)                                                                      $          28.94

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            10 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $3,019,813)                        $     31,457,977
---------------------------------------------------------------------------------------------------
Interest                                                                                   647,966
                                                                                  -----------------
Total investment income                                                                 32,105,943

---------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------
Management fees                                                                          9,033,714
---------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                             440,821
Class 4 shares                                                                              59,197
---------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                           5,552
Service shares                                                                               5,113
Class 3 shares                                                                               5,092
Class 4 shares                                                                               5,039
---------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                          78,052
Service shares                                                                              12,703
Class 3 shares                                                                               9,675
Class 4 shares                                                                               1,718
---------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                370,456
---------------------------------------------------------------------------------------------------
Trustees' compensation                                                                      30,378
---------------------------------------------------------------------------------------------------
Other                                                                                       52,717
                                                                                  -----------------
Total expenses                                                                          10,110,227
Less reduction to custodian expenses                                                        (1,063)
                                                                                  -----------------
Net expenses                                                                            10,109,164

---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                   21,996,779

---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                            148,320,171
Foreign currency transactions                                                           42,742,893
                                                                                  -----------------
Net realized gain                                                                      191,063,064
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $243,464)                            (111,288,188)
Translation of assets and liabilities denominated in foreign currencies               (141,207,990)
                                                                                  -----------------
Net change in unrealized appreciation                                                 (252,496,178)

---------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $    (39,436,335)
                                                                                  =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            11 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS              YEAR
                                                                                             ENDED             ENDED
                                                                                     JUNE 30, 2005      DECEMBER 31,
                                                                                       (UNAUDITED)              2004
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $     21,996,779  $     28,751,119
---------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      191,063,064       179,086,396
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 (252,496,178)      331,047,849
                                                                                  -----------------------------------
Net increase (decrease) in net assets resulting from operations                        (39,436,335)      538,885,364

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                     (25,791,077)      (30,456,227)
Service shares                                                                          (3,177,917)       (2,439,240)
Class 3 shares                                                                          (2,857,511)       (2,221,201)
Class 4 shares                                                                            (420,976)               --

---------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                    (529,297,380)     (177,302,804)
Service shares                                                                          50,486,895       130,991,549
Class 3 shares                                                                          28,366,420        80,796,251
Class 4 shares                                                                          21,613,375        32,377,319

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                             (500,514,506)      570,631,011
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  3,167,697,208     2,597,066,197
                                                                                  -----------------------------------
End of period (including accumulated net investment income of $3,511,443
and $13,762,145, respectively)                                                    $  2,667,182,702  $  3,167,697,208
                                                                                  ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            12 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                        JUNE 30, 2005                                                               DECEMBER 31,
NON-SERVICE SHARES                        (UNAUDITED)           2004           2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $     29.51     $    25.08     $    17.70     $    22.84     $    30.33     $    33.41
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .22 1          .26 1          .19            .16            .17            .27
Net realized and unrealized gain (loss)          (.32)          4.49           7.34          (5.19)         (3.85)          1.82
                                          -----------------------------------------------------------------------------------------
Total from investment operations                 (.10)          4.75           7.53          (5.03)         (3.68)          2.09
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income             (.30)          (.32)          (.15)          (.11)          (.19)          (.09)
Distributions from net realized gain               --             --             --             --          (3.62)         (5.08)
                                          -----------------------------------------------------------------------------------------
Total dividends and/or
  distributions to shareholders                  (.30)          (.32)          (.15)          (.11)         (3.81)         (5.17)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $     29.11     $    29.51     $    25.08     $    17.70     $    22.84     $    30.33
                                          =========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              (0.32)%        19.16%         43.02%        (22.13)%       (12.04)%         5.09%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $ 1,925,425     $2,518,867     $2,280,752     $1,549,993     $1,905,890     $2,136,420
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 2,215,639     $2,451,188     $1,751,226     $1,776,289     $1,918,335     $2,116,100
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            1.54%          1.01%          0.99%          0.80%          0.70%          0.83%
Total expenses                                   0.67% 4        0.66% 4        0.67% 4        0.67% 4        0.70% 4        0.68% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            19%            30%            34%            34%            39%            50%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            13 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                        JUNE 30, 2005                                                               DECEMBER 31,
SERVICE SHARES                            (UNAUDITED)           2004           2003           2002           2001         2000 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $     29.33     $    24.96     $    17.61     $    22.78     $    30.30     $    32.65
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income                             .20 2          .20 2          .12            .12            .21            .03
Net realized and unrealized gain (loss)          (.33)          4.46           7.36          (5.19)         (3.92)         (2.38)
                                          -----------------------------------------------------------------------------------------
Total from investment operations                 (.13)          4.66           7.48          (5.07)         (3.71)         (2.35)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income             (.25)          (.29)          (.13)          (.10)          (.19)            --
Distributions from net realized gain               --             --             --             --          (3.62)            --
                                          -----------------------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                   (.25)          (.29)          (.13)          (.10)         (3.81)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $     28.95     $    29.33     $    24.96     $    17.61     $    22.78     $    30.30
                                          =========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3              (0.42)%        18.88%         42.86%        (22.37)%       (12.17)%        (7.20)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $   392,491     $  346,403     $  168,739     $   52,830     $   20,467     $      983
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $   357,574     $  247,490     $   91,800     $   34,847     $    8,502     $      325
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            1.40%          0.77%          0.68%          0.51%          0.44%          0.60%
Total expenses                                   0.92% 5        0.91% 5        0.93% 5        0.90% 5        0.85% 5        0.83% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            19%            30%            34%            34%            39%            50%

1  For the period from July 13, 2000 (inception of offering) to December 31,
2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            14 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                          SIX MONTHS                             YEAR
                                                               ENDED                            ENDED
                                                       JUNE 30, 2005                     DECEMBER 31,
CLASS 3 SHARES                                           (UNAUDITED)           2004            2003 1
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $       29.65     $    25.19     $       17.55
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .23 2          .26 2             .07
Net realized and unrealized gain (loss)                         (.33)          4.52              7.57
                                                       -------------------------------------------------
Total from investment operations                                (.10)          4.78              7.64
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.30)          (.32)               --
Distributions from net realized gain                              --             --                --
                                                       -------------------------------------------------
Total dividends and/or distributions to shareholders            (.30)          (.32)               --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $       29.25     $    29.65     $       25.19
                                                       =================================================

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             (0.32)%        19.19%            43.53%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $     290,289     $  265,044     $     147,576
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $     272,344     $  199,388     $      80,579
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           1.64%          1.00%             0.73%
Total expenses                                                  0.67% 5        0.66% 5           0.68% 5
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           19%            30%               34%

1. For the period from May 1, 2003 (inception of offering) to December 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            15 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                          SIX MONTHS           PERIOD
                                                               ENDED            ENDED
                                                       JUNE 30, 2005     DECEMBER 31,
CLASS 4 SHARES                                           (UNAUDITED)           2004 1
----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------
Net asset value, beginning of period                   $       29.35     $      25.21
----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .21 2            .09 2
Net realized and unrealized gain (loss)                         (.34)            4.05
                                                       ---------------------------------
Total from investment operations                                (.13)            4.14
----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.28)              --
Distributions from net realized gain                              --               --
                                                       ---------------------------------
Total dividends and/or distributions to shareholders            (.28)              --
----------------------------------------------------------------------------------------
Net asset value, end of period                         $       28.94     $      29.35
                                                       =================================

----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             (0.44)%          16.42%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $      58,978     $     37,384
----------------------------------------------------------------------------------------
Average net assets (in thousands)                      $      47,881     $     19,774
----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           1.51%            0.53%
Total expenses                                                  0.94% 5          0.94% 5
----------------------------------------------------------------------------------------
Portfolio turnover rate                                           19%              30%

1. For the period from May 3, 2004 (inception of offering) to December 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            16 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Non-Service, Service, Class 3 and Class 4 shares. All classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. The classes of shares designated as Service shares and Class 4 shares are subject to a distribution and service plan. The Fund assesses a 1% fee on the proceeds of Class 3 and Class 4 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net


            17 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had no estimated unused capital loss carryforwards available for federal income tax purposes. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Fund will utilize $130,358,556 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Fund utilized $170,421,832 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

              EXPIRING
              -----------------------------
              2010             $ 24,452,753
              2011              105,905,803
                               ------------
              Total            $130,358,556
                               ============

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds


            18 | OPPENHEIMER GLOBAL SECURITIES FUND/VA selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                            SIX MONTHS ENDED JUNE 30, 2005     YEAR ENDED DECEMBER 31, 2004 1
                                                                   SHARES            AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                            5,456,574    $  155,148,180       23,590,376    $ 610,109,742
Dividends and/or distributions reinvested                         895,834        25,791,077        1,203,327       30,456,227
Redeemed                                                      (25,558,474)     (710,236,637)     (30,383,126)    (817,868,773)
                                                            ------------------------------------------------------------------
Net decrease                                                  (19,206,066)   $ (529,297,380)      (5,589,423)   $(177,302,804)
                                                            ==================================================================

------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                            2,833,839    $   80,497,071        6,516,321    $ 168,136,666
Dividends and/or distributions reinvested                         110,922         3,177,917           96,757        2,439,240
Redeemed                                                       (1,194,354)      (33,188,093)      (1,562,747)     (39,584,357)
                                                            ------------------------------------------------------------------
Net increase                                                    1,750,407    $   50,486,895        5,050,331    $ 130,991,549
                                                            ==================================================================


            19 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                                             SIX MONTHS ENDED JUNE 30, 2005    YEAR ENDED DECEMBER 31, 2004 1
                                                                   SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                                            1,160,678    $   33,265,154        3,286,454    $  85,761,974
Dividends and/or distributions reinvested                          98,739         2,857,511           87,346        2,221,201
Redeemed                                                         (273,838)       (7,756,245) 2      (293,439)      (7,186,924) 3
                                                            --------------------------------------------------------------------
Net increase                                                      985,579    $   28,366,420        3,080,361    $  80,796,251
                                                            ====================================================================

--------------------------------------------------------------------------------------------------------------------------------
CLASS 4 SHARES
Sold                                                              801,768    $   22,653,202        1,345,840    $  34,232,416
Dividends and/or distributions reinvested                          14,693           420,976               --               --
Redeemed                                                          (52,071)       (1,460,803) 2       (72,330)      (1,855,097) 3
                                                            --------------------------------------------------------------------
Net increase                                                      764,390    $   21,613,375        1,273,510    $  32,377,319
                                                            ====================================================================

1. For the year ended December 31, 2004, for Non-Service, Service and Class 3 shares and for the period from May 3, 2004 (inception of offering) to December 31, 2004, for Class 4 shares.

2. Net of redemption fees of $12 and $667 for Class 3 and Class 4 shares, respectively.

3. Net of redemption fees of $34,168 and $5,752 for Class 3 and Class 4 shares, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, for the six months ended June 30, 2005, were $549,610,579 and $859,845,435, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $20,709 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class per annum for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE AND CLASS 4 SHARES. The Fund has adopted a Distribution and Service Plan for Service share class and Class 4 shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service class and Class 4 shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service share class and Class 4 shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service class and Class 4 shares. The impact of the service plan is to increase operating expenses of the Service class and Class 4 shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


            20 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                         EXPIRATION     CONTRACT AMOUNT    VALUATION AS OF         UNREALIZED
CONTRACT DESCRIPTION                           DATE              (000S)      JUNE 30, 2005       DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Japanese Yen [JPY]                           7/1/05          378,682JPY     $    3,414,315       $     30,436

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                        ACQUISITION                        VALUATION AS OF         UNREALIZED
SECURITY                                       DATE                COST      JUNE 30, 2005       APPRECIATION
--------------------------------------------------------------------------------------------------------------
Nektar Therapeutics                         6/25/03         $ 3,568,000     $    4,235,071       $    667,071

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those


            21 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            22 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            23 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of William Wilby and Rajeev Bhaman and the Manager's global investment team and analysts. Messrs. Wilby and Bhaman have been the portfolio managers of the Fund since 1995 and 2004, respectively, and are the persons principally responsible for the day-to-day management of the Fund's portfolio. Mr.Wilby and Mr. Bhaman are each Vice Presidents of the Fund. Mr. Wilby has been a Senior Vice President of the Manager since October 1992 and also serves as an officer and portfolio manager for other funds advised by the Manager. Mr. Bhaman has been a Vice President of the Manager since November 1996 and is a Chartered Financial Analyst and a portfolio manager of other funds advised by the Manager. Mr.Wilby has had over 22 years of experience and Mr. Bhaman has had over 15 years of experience managing equity investments.

The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other global growth, global largecap growth and global multi-cap growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year, three-year, five-year and tenyear performance were all better than its peer group average.

MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other global large-cap growth and global multi-cap growth funds and other funds with comparable assets levels and distribution features. The Board

            24 | OPPENHEIMER GLOBAL SECURITIES FUND/VA noted that the Fund's management fees and total expenses are both lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced modest asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


            25 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

HIGH INCOME FUND/VA
SEMIANNUAL REPORT
JUNE 30, 2005

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                    BEGINNING      ENDING         EXPENSES
                                    ACCOUNT        ACCOUNT        PAID DURING
                                    VALUE          VALUE          6 MONTHS ENDED
                                    (1/1/05)       (6/30/05)      JUNE 30, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual           $1,000.00      $1,005.00      $3.74
--------------------------------------------------------------------------------
Non-Service shares Hypothetical      1,000.00       1,021.08       3.77
--------------------------------------------------------------------------------
Service shares Actual                1,000.00       1,003.00       4.98
--------------------------------------------------------------------------------
Service shares Hypothetical          1,000.00       1,019.84       5.02

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS                     EXPENSE RATIOS
----------------------------------------
Non-Service shares             0.75%
----------------------------------------
Service shares                 1.00
--------------------------------------------------------------------------------


                       5 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.3%
------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series
2002-B, Cl. FX, 10.421%, 3/22/07 1                                              $       500,000   $       516,195
------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds,
Series 1A, Cl. C2, 8/13/10 1                                                          1,500,000         1,275,000
                                                                                                  ----------------
Total Asset-Backed Securities
(Cost $1,997,606)                                                                                       1,791,195

------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.0%
------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1,
Cl. D, 7.702%, 4/29/39 1,2 (Cost $283,010)                                              300,000           302,672

------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--80.7%
------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--24.4%
------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.2%
Accuride Corp., 8.50% Sr. Unsec.
Sub. Nts., 2/1/15                                                                       440,000           432,300
------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Sub. Nts., Series B, 2/15/10                                                  800,000           832,000
------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc.,
8.375% Sr. Unsec. Sub. Nts., 12/15/14                                                 1,010,000           802,950
------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                                       500,000           523,631
------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                    1,100,000           995,500
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                                 50,000            40,691
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                               300,000           210,000
------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts.,
9/1/13 3,4                                                                            1,200,000           834,000
------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                  1,950,000         1,906,125
9% Sr. Nts., 7/1/15 5                                                                 1,445,000         1,426,938
------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations,
Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                                               200,000           199,000
------------------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 5                                                                 500,000           412,500
11% Sr. Sub. Nts., 6/15/12                                                              538,000           351,045
------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                               900,000           922,500
------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                 1,050,000         1,060,500
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                 900,000         1,021,500
------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr.
Sub. Nts., 6/15/13                                                                      400,000           405,000
------------------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts.,
3/10/14                                                                                 700,000           581,000
                                                                                                  ----------------
                                                                                                       12,957,180

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.6%
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                                             $     1,000,000   $       940,536
5.85% Sr. Unsec. Unsub. Nts., 1/14/09                                                 1,000,000           938,138
6.875% Nts., 9/15/11                                                                  1,100,000         1,016,639
------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 6.25%
Sr. Nts., 3/1/12 5                                                                      445,000           431,650
                                                                                                  ----------------
                                                                                                        3,326,963

------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.7%
Apcoa, Inc., 9.25% Sr. Unsec. Sub.
Nts., 3/15/08                                                                           940,000           925,900
------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts.,
8/15/11                                                                                 450,000           491,063
------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub.
Nts., 4/15/12                                                                           800,000           873,000
------------------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 5                                              270,000           274,725
------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub.
Nts., 7/1/11                                                                            875,000           936,250
------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr.
Nts., 11/15/13                                                                          500,000           528,125
------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts.,
10/15/13                                                                                917,000           945,656
------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                         800,000           808,000
9% Sr. Sub. Nts., 3/15/12                                                               600,000           655,500
------------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc.,
8.875% Sr. Nts., Series B, 5/15/12                                                      900,000           985,500
------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr.
Sec. Nts., 8/15/12                                                                      500,000           519,375
------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                            41,860            46,988
10.25% Sr. Unsec. Sub. Nts., Series B,
8/1/07                                                                                  800,000           884,000
------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                                600,000           585,750
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                   2,400,000         2,628,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                      800,000           871,000
------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Nts., 2/15/13 5                                                              440,000           446,600
6.375% Sr. Sub. Nts., 7/15/09                                                           800,000           820,000
6.875% Sr. Sub. Nts., 2/15/15 5                                                         615,000           631,913
8% Sr. Sub. Nts., 4/1/12                                                              1,200,000         1,290,000
------------------------------------------------------------------------------------------------------------------
NCL Corp., 11.625% Sr. Nts., 7/15/14 5                                                  600,000           634,500
------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                         1,500,000         1,687,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                  1,500,000         1,616,250
------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Sub. Nts., 3/1/15 5                                                           445,000           443,888
6.875% Sr. Sub. Nts., 12/1/11                                                           850,000           875,500
8.875% Sr. Sub. Nts., 3/15/10                                                           600,000           645,000


                      6 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Pinnacle Entertainment, Inc., 8.25%
Sr. Unsec. Sub. Nts., 3/15/12                                                   $     1,350,000   $     1,410,750
------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75%
Sr. Unsub. Nts., 2/2/11                                                                 600,000           694,500
------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                          800,000           784,000
9.625% Sr. Nts., 6/1/14                                                                 357,000           335,580
9.75% Sr. Nts., 4/15/13                                                               2,950,000         2,798,813
------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                                              1,500,000         1,698,750
------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                    2,800,000         2,870,000
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                                     600,000           622,218
------------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875%
Sr. Unsec. Sub. Nts., 8/15/11                                                         1,000,000         1,075,000
------------------------------------------------------------------------------------------------------------------
Universal City Development Partners
Ltd., 11.75% Sr. Nts., 4/1/10                                                         1,000,000         1,152,500
------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts.,
2/15/14                                                                                 900,000           918,000
------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., 6.625% Nts., 12/1/14 5                                                 3,600,000         3,519,000
                                                                                                  ----------------
                                                                                                       39,929,094

------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Beazer Homes USA, Inc., 8.375% Sr.
Nts., 4/15/12                                                                           500,000           538,750
------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                              775,000           833,125
------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts.,
9/15/10                                                                                 300,000           352,723
------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                     900,000           940,500
8.875% Sr. Sub. Nts., 4/1/12                                                            800,000           870,000
------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                          150,000           163,368
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                     350,000           376,075
------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr.
Unsec. Nts., 3/15/15                                                                    795,000           743,325
------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub.
Nts., 6/15/14                                                                         1,400,000         1,421,000
------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                                 650,000           679,250
9.25% Sr. Sub. Nts., 4/15/12                                                            700,000           773,500
------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                500,000           540,000
------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                            800,000           844,000
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                                   600,000           651,000
------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr.
Nts., 4/1/13                                                                            800,000           872,000
------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr.
Unsec. Nts., 6/1/07                                                                   1,000,000         1,005,000
                                                                                                  ----------------
                                                                                                       11,603,616

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr.
Unsec. Nts., 2/1/13                                                             $       445,000   $       451,675
------------------------------------------------------------------------------------------------------------------
MEDIA--11.0%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,4                                                      360,000           306,000
8.125% Sr. Nts., Series B, 7/15/03 3,4                                                1,000,000           870,000
8.375% Sr. Nts., Series B, 2/1/08 3,4                                                 1,000,000           875,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3,4                                              1,300,000         1,173,250
10.875% Sr. Unsec. Nts., 10/1/10 3,4                                                  1,000,000           875,000
------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/12                                                    700,000           693,000
------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                       1,050,000           937,125
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                    1,192,000         1,175,610
------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                    900,000           857,250
10.25% Sr. Unsec. Sub. Nts., Series B,
5/1/09                                                                                  600,000           603,000
------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25%
Sr. Sub. Nts., 4/15/09                                                                  600,000           642,000
------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8% Sr.
Unsec. Nts., Series B, 4/15/12                                                          600,000           591,000
------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr.
Sub. Nts., 2/15/14                                                                      850,000           774,563
------------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc.,
8.625% Sr. Sub. Nts., 6/1/11                                                            200,000           207,000
------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings
II LLC, 10.25% Sr. Unsec. Nts., 9/15/10                                                 900,000           914,625
------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts.,
5/15/11 6                                                                             2,300,000         1,535,250
8.375% Sr. Nts., Second Lien, 4/30/14 5                                               5,950,000         5,950,000
------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec.
Sub. Nts., 2/1/13                                                                       400,000           413,000
------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec.
Disc. Nts., 3/15/14 6                                                                 1,800,000         1,206,000
------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr.
Sub. Nts., 3/1/12                                                                       800,000           862,000
------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec.
Unsub. Nts., Series B, 4/1/11                                                         1,900,000         1,885,750
------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media
East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                          800,000           886,000
------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/
Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                             1,200,000         1,191,000
8.50% Sr. Nts., 8/15/10                                                                 700,000           766,500
9.875% Sr. Sub. Nts., 8/15/13                                                         1,172,000         1,341,940
------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts.,
11/15/13                                                                              5,150,000         5,497,625


                       7 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MEDIA Continued
DirecTV Holdings LLC/DirecTV
Financing Co., Inc., 8.375% Sr. Unsec.
Nts., 3/15/13                                                                   $     2,246,000   $     2,498,675
------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                       4,000,000         3,970,000
9.125% Sr. Nts., 1/15/09                                                              1,895,000         2,022,913
------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr.
Unsec. Sub. Nts., 5/15/12                                                             1,200,000         1,194,000
------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp.,
8.125% Sr. Sub. Nts., 3/15/09                                                           600,000           627,750
------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%
Sr. Sec. Nts., 12/1/10                                                                1,057,000           988,295
------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub.
Nts., 12/15/11                                                                          500,000           545,000
------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec.
Sub. Nts., 1/1/13                                                                       200,000           212,000
------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec.
Nts., 5/15/13                                                                           450,000           419,193
------------------------------------------------------------------------------------------------------------------
Liberty Media Group, 8.50% Debs.,
7/15/29                                                                                 450,000           455,809
------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub.
Nts., 5/15/13                                                                           500,000           477,500
------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Debs., 6/15/13                                                           400,000           438,000
------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital
Corp., 9.50% Sr. Unsec. Nts., 1/15/13                                                 1,557,000         1,560,893
------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                          1,400,000         1,349,250
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                    800,000           797,000
------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc.,
8.875% Sr. Debs., 4/26/23                                                               625,000           818,709
------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts.,
8/15/14                                                                               1,300,000         1,425,125
------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                  1,100,000         1,108,250
8.875% Sr. Unsec. Nts., 5/15/11                                                          57,000            59,993
------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts.,
1/15/13 5                                                                             1,250,000         1,281,250
------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 5                                                             700,000           768,250
10.875% Sr. Sub. Nts., 12/15/12 5                                                     1,000,000         1,167,500
------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                                                             800,000           863,000
------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC,
8.75% Sr. Nts., 9/1/12 5                                                              1,600,000         1,756,000
------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.,
8% Sr. Unsec. Sub. Nts., 3/15/12                                                      1,600,000         1,648,000
------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts., 11/1/09                                                    600,000           630,750

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                     $       500,000   $       522,500
10.875% Sr. Unsec. Nts., Series B,
6/15/09                                                                                 650,000           624,000
------------------------------------------------------------------------------------------------------------------
Weekly Reader Corp./
CompassLearning, Inc./
WRC Media, Inc., 12.75% Sr. Sub.
Nts., 11/15/09                                                                        1,100,000         1,170,125
------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/
9.50% Sr. Disc. Nts., 12/15/14 5,6                                                    1,765,000         1,226,675
                                                                                                  ----------------
                                                                                                       65,655,893

------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                         250,000           264,063
9.875% Nts., 10/1/11                                                                    300,000           326,250
                                                                                                  ----------------
                                                                                                          590,313

------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.8%
Asbury Automotive Group, Inc.,
9% Sr. Sub. Nts., 6/15/12                                                               600,000           616,500
------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC,
9.375% Sr. Sub. Nts., 1/15/14 5                                                         500,000           472,500
------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts.,
8/1/08                                                                                1,200,000         1,317,000
------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Sub.
Nts., 10/15/14 5                                                                        950,000           938,125
------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr.
Unsec. Nts., 6/1/12                                                                     600,000           543,750
------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75%
Sr. Sub. Nts., 11/1/11                                                                  750,000           840,000
------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec.
Sub. Nts., Series B, 5/1/10                                                             350,000           351,750
                                                                                                  ----------------
                                                                                                        5,079,625

------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 5                                               2,175,000         2,387,063
------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                                 800,000           804,000
7.73% Sr. Unsec. Unsub. Nts., 4/1/12 2                                                  900,000           855,000
12.25% Sr. Nts., 12/15/12                                                               900,000           987,750
------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr.
Nts., 6/1/11                                                                            500,000           537,500
------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                   600,000           636,000
                                                                                                  ----------------
                                                                                                        6,207,313

------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.1%
------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125%
Sr. Sub. Nts., 1/15/12                                                                  500,000           537,500


                       8 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Great Atlantic & Pacific Tea Co., Inc.
(The), 9.125% Sr. Nts., 12/15/11                                                $       457,000   $       483,278
------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                                          450,000           466,875
8.50% Sr. Sub. Nts., 8/1/14                                                           1,500,000         1,488,750
------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts.,
5/31/09 1,3,4                                                                           476,601                --
------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                            900,000           931,500
9.50% Sr. Sec. Nts., 2/15/11                                                            450,000           481,500
                                                                                                  ----------------
                                                                                                        3,851,903

------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.8%
American Seafoods Group LLC,
10.125% Sr. Sub. Nts., 4/15/10                                                          500,000           536,250
------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd.,
9.75% Sr. Unsec. Sub. Nts., 7/15/12                                                     400,000           432,000
------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.,
7.50% Sr. Unsec. Nts., 11/1/14                                                          300,000           280,500
------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 5                                                          350,000           358,750
8.625% Sr. Sub. Nts., 12/15/12                                                        1,000,000         1,105,000
------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                                     400,000           391,000
10.75% Sr. Nts., 3/1/10                                                               1,500,000         1,593,750
------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                 687,000           735,090
8.875% Sr. Unsec. Nts., 3/15/11                                                         146,000           156,585
------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr.
Unsec. Sub. Nts., 10/1/11                                                               600,000           621,000
------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.,
8.25% Sr. Sub. Nts., 12/1/13                                                            255,000           229,500
------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                    925,000           966,625
8% Sr. Nts., Series B, 10/15/09                                                         900,000           976,500
------------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                                1,000,000         1,095,000
------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625%
Sr. Sub. Nts., 4/15/11 1 [EUR]                                                        1,000,000         1,261,587
                                                                                                  ----------------
                                                                                                       10,739,137

------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr.
Unsec. Sub. Nts., 12/15/12                                                              900,000           913,500
------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                              1,000,000         1,073,750
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                     700,000           740,250
                                                                                                  ----------------
                                                                                                        2,727,500

------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Elizabeth Arden, Inc., 7.75% Sr. Unsec.
Sub. Nts., 1/15/14                                                                      300,000           314,250

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
R.J. Reynolds Tobacco Holdings, Inc.,
6.50% Nts., 7/15/10 5                                                           $       500,000   $       501,250
------------------------------------------------------------------------------------------------------------------
ENERGY--6.3%
------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Dresser, Inc., 9.375% Sr. Sub. Nts.,
4/15/11                                                                                 400,000           423,000
------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec.
Nts., 12/15/09                                                                          300,000           330,000
------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625%
Sr. Nts., 12/15/10                                                                      700,000           743,750
------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A,
8.50% Sr. Sec. Nts., Series A, 9/1/08                                                   500,000           522,500
------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc.,
9.375% Sr. Nts., 5/1/09                                                                 600,000           634,500
------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts., 5/15/10                                                     800,000           840,000
                                                                                                  ----------------
                                                                                                        3,493,750

------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.7%
ANR Pipeline Co., 8.875% Sr. Nts.,
3/15/10                                                                                 400,000           440,771
------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 5                                                              550,000           566,500
6.875% Sr. Unsec. Nts., 1/15/16                                                       1,420,000         1,487,450
------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Nts.,
4/1/15 5                                                                                265,000           250,425
------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts.,
6/15/12                                                                               2,807,000         2,905,245
------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts.,
7/15/11                                                                                 350,000           354,375
------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co.,
7.75% Sr. Unsec. Nts., 6/1/13                                                         3,000,000         3,217,500
------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                              1,000,000         1,080,000
------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec.
Nts., 10/1/11                                                                           450,000           465,750
------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                   1,300,000         1,368,250
8.375% Sr. Sub. Nts., 8/15/12                                                           600,000           658,500
------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co.,
7.125% Sr. Nts., 6/15/14                                                                600,000           645,000
------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                                  700,000           757,750
9.50% Sr. Nts., 2/1/13                                                                1,000,000         1,155,000
------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                           445,000           445,000
7.375% Sr. Sub. Nts., 7/15/13                                                           400,000           428,000
------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                     600,000           641,269
8% Sr. Unsub. Nts., 3/1/32                                                              900,000         1,028,064
8.875% Sr. Nts., 3/15/10                                                                700,000           771,350


                       9 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                            $       560,000   $       547,400
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                  1,600,000         1,684,000
------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr.
Nts., 7/15/11                                                                           575,000           659,094
------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7.50% Bonds, 4/1/17                                                                   2,915,000         3,243,386
------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                             1,000,000         1,060,000
9.625% Sr. Sub. Nts., 4/1/12                                                            557,000           618,966
------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.,
8.875% Sr. Unsub. Nts., Series B, 7/15/12                                               200,000           239,000
------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr.
Sub. Nts., 5/1/12                                                                       800,000           824,000
------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                   1,550,000         1,681,750
7.625% Nts., 7/15/19                                                                    900,000         1,017,000
8.75% Unsec. Nts., 3/15/32                                                            1,900,000         2,291,875
------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc.,
6.50% Nts., 12/1/08 1                                                                   300,000           314,250
------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                             1,000,000         1,151,701
                                                                                                  ----------------
                                                                                                       33,998,621

------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.3%
------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
American Color Graphics, Inc.,
10% Sr. Sec. Nts., 6/15/10                                                              400,000           290,000
------------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub.
Nts., 7/15/12                                                                         1,600,000         1,754,000
------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12%
Sr. Unsec. Sub. Nts., Series B, 9/30/08 1                                             1,550,000           620,000
                                                                                                  ----------------
                                                                                                        2,664,000

------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                517,000           555,775
------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625%
Unsec. Sub. Debs., 5/15/12                                                              400,000           438,000
                                                                                                  ----------------
                                                                                                          993,775

------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Affinia Group, Inc., 9% Sr. Sub. Nts.,
11/30/14 5                                                                              450,000           380,250
------------------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/
American Commercial Lines Finance
Corp., 9.50% Sr. Nts., 2/15/15 5                                                        265,000           280,900
------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal
US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts.,
Series B, 10/1/14 6                                                                   1,600,000         1,120,000
9.625% Sr. Sub. Nts., 6/15/14                                                         1,560,000         1,755,000

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Global Cash Access LLC/Global Cash
Finance Corp., 8.75% Sr. Sub. Nts.,
3/15/12                                                                         $       575,000   $       628,188
------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Sub. Nts.,
4/1/15 5                                                                                865,000           713,625
------------------------------------------------------------------------------------------------------------------
Universal City Florida:
7.96% Sr. Unsec. Nts., 5/1/10 2                                                         270,000           281,475
8.375% Sr. Unsec. Nts., 5/1/10                                                          270,000           282,825
                                                                                                  ----------------
                                                                                                        5,442,263

------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
American Casino & Entertainment
Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                                                                  800,000           852,000
------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                  837,000           918,608
------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr.
Nts., Series B, 8/1/08                                                                  196,000           199,920
------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts.,
3/15/15 5                                                                             1,025,000         1,019,875
------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                         457,000           482,135
10.50% Sr. Unsec. Nts., 6/15/09                                                         350,000           376,250
------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr.
Nts., 4/1/15 5                                                                          755,000           775,763
                                                                                                  ----------------
                                                                                                        4,624,551

------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Titan Petrochemicals Group Ltd.,
8.50% Sr. Unsec. Nts., 3/18/12 5                                                        760,000           695,400
------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts., 2/15/12                                                            600,000           598,500
------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.,
8.125% Sr. Sub. Nts., 6/15/12                                                           700,000           752,500
------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Unsec. Nts., 11/1/11                                                        800,000           812,000
                                                                                                  ----------------
                                                                                                        2,163,000

------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.7%
Alderwoods Group, Inc., 7.75% Sr.
Nts., 9/15/12 5                                                                         950,000         1,012,938
------------------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec.
Sub. Nts., 4/1/13                                                                       700,000           712,250
------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr.
Sub. Nts., 6/15/14                                                                      600,000           657,000
------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.,
6.50% Sr. Unsec. Sub. Nts., 12/15/12                                                    900,000           920,250
------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125%
Sr. Unsec. Nts., 1/15/15 1                                                              440,000           449,900


                      10 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
DaVita, Inc.:
6.625% Sr. Nts., 3/15/13 5                                                      $       890,000   $       923,375
7.25% Sr. Sub. Nts., 3/15/15 5                                                          710,000           733,075
------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                            600,000           598,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                      500,000           542,500
------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08                                                         1,600,000         1,676,000
------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr.
Sub. Nts., 10/15/13                                                                     400,000           435,000
------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                        3,200,000         3,292,749
6.375% Nts., 1/15/15                                                                  2,500,000         2,600,270
7.875% Sr. Nts., 2/1/11                                                                 305,000           336,351
8.75% Sr. Nts., 9/1/10                                                                2,400,000         2,739,624
------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                   1,900,000         1,852,500
8.375% Unsec. Nts., 10/1/11                                                             700,000           698,250
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                    357,000           373,065
------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375%
Sr. Unsec. Nts., Series A, 11/15/08                                                   1,867,644         1,998,379
------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec.
Sub. Nts., Series B, 8/15/12                                                            700,000           665,000
------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr.
Sub. Nts., 11/1/11 5                                                                    200,000           225,500
------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec.
Sub. Nts., 12/1/12                                                                      600,000           640,500
------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.,
10.75% Sr. Unsec. Unsub. Nts., 6/1/09                                                   714,000           788,970
------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr.
Sub. Nts., 7/15/15 5                                                                    485,000           486,819
------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.,
10% Sr. Sub. Nts., 10/1/13                                                              600,000           660,000
------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr.
Unsec. Sub. Nts., 4/1/12                                                                600,000           645,000
------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr.
Sub. Nts., 2/1/15 5                                                                     875,000           870,625
------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                              1,074,000         1,028,355
7.375% Nts., 2/1/13                                                                      57,000            56,573
9.875% Sr. Nts., 7/1/14                                                               1,200,000         1,293,000
------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                                    500,000           523,750
7% Sr. Sub. Nts., 11/15/13                                                            2,120,000         2,188,900
------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                             650,000           698,750
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                    650,000           711,750
                                                                                                  ----------------
                                                                                                       34,035,468

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals International,
Inc., 7% Sr. Nts., 12/15/11                                                     $       800,000   $       788,000
------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.6%
------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems, Inc., 8.50% Sr.
Unsec. Sub. Nts., 5/15/11                                                               900,000           965,250
------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                               300,000           301,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                      57,000            59,850
------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                           684,000           666,900
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                  1,100,000         1,105,500
7.625% Sr. Sub. Nts., 6/15/12                                                           500,000           535,000
------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec.
Sub. Nts., 12/15/12                                                                     700,000           770,000
------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub.
Nts., 7/15/11                                                                           800,000           852,000
------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                580,000           645,250
11% Sr. Sub. Nts., 2/15/13                                                              454,000           524,370
------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc.,
8% Sr. Nts., 7/15/11                                                                    300,000           298,500
                                                                                                  ----------------
                                                                                                        6,724,120

------------------------------------------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp., 9% Debs., 8/1/12                                                             700,000           553,000
------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec.
Nts., 2/1/09 3,4                                                                      1,575,000           307,125
------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp., 10% Sr.
Unsec. Nts., 2/1/09                                                                   1,400,000           616,000
                                                                                                  ----------------
                                                                                                        1,476,125

------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Associated Materials, Inc., 9.75% Sr.
Sub. Nts., 4/15/12                                                                      700,000           728,000
------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc.,
7.875% Sr. Sub. Nts., 12/15/12 5                                                        360,000           334,800
------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec.
Nts., 7/1/10                                                                            544,000           598,400
------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub.
Nts., 9/1/14                                                                            600,000           561,000
------------------------------------------------------------------------------------------------------------------
North America Energy Partners, Inc.,
8.75% Sr. Unsec. Nts., 12/1/11                                                          300,000           259,500
                                                                                                  ----------------
                                                                                                        2,481,700

------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 5                                                               725,000           705,063
7.375% Sr. Sec. Nts., Series B, 4/15/14                                               2,550,000         2,371,500
8.875% Sr. Nts., Series B, 4/1/08                                                     1,500,000         1,582,500
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                  283,000           307,055


                      11 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
American Pad & Paper Co., 13% Sr.
Sub. Nts., Series B, 11/15/05 1,3,4                                             $       200,000   $            --
------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts.,
12/1/13                                                                               1,600,000         1,528,000
------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr.
Nts., Series B, 12/1/07                                                                 350,000           351,750
------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                     890,000           887,775
7.50% Sr. Nts., 5/1/11                                                                  500,000           523,125
------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts.,
3/15/12                                                                                 700,000           759,500
                                                                                                  ----------------
                                                                                                        9,016,268

------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts.,
7/15/12                                                                                 650,000           640,250
------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr.
Unsec. Sub. Nts., 6/15/09                                                               100,000           88,500
------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts.,
11/15/10                                                                                500,000           537,500
------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr.
Unsec. Debs., 10/15/28                                                                1,500,000         1,538,736
                                                                                                  ----------------
                                                                                                        2,804,986

------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/13                                                    250,000           190,625
------------------------------------------------------------------------------------------------------------------
MACHINERY--1.5%
Case New Holland, Inc., 9.25% Sr.
Nts., 8/1/11 5                                                                          600,000           633,000
------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr.
Nts., 1/15/12 5                                                                         600,000           591,000
------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc. (The),
8.375% Sr. Nts., 5/15/15 5                                                              740,000           756,650
------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                150,000           157,500
10.50% Sr. Sub. Nts., 8/1/12                                                            520,000           590,200
------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr.
Sec. Nts., 5/15/11                                                                    1,700,000         1,793,500
------------------------------------------------------------------------------------------------------------------
Navistar International Corp.,
7.50% Sr. Nts., 6/15/11                                                                 800,000           820,000
------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts.,
5/15/09                                                                                 600,000           633,000
------------------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                                    500,000           520,000
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                     800,000           872,000
10.375% Sr. Unsec. Sub. Nts., Series B,
4/1/11                                                                                  500,000           545,000
------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts.,
3/15/14                                                                               1,000,000         1,000,000
                                                                                                  ----------------
                                                                                                        8,911,850

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MARINE--0.3%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                        $     1,000,000   $     1,125,000
------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50%
First Priority Ship Mtg. Nts., 6/30/07 1,3,4                                            573,000           501,375
------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC,
12% Sr. Sec. Nts., 7/15/05 1,3,4                                                        700,000             3,920
                                                                                                  ----------------
                                                                                                        1,630,295

------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Kansas City Southern Railway Co.
(The), 7.50% Sr. Nts., 6/15/09                                                          500,000           518,750
------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                             450,000           419,625
7.50% Sr. Unsec. Nts., 11/1/13                                                          928,000           918,720
9.625% Sr. Nts., 12/1/12                                                                600,000           657,000
                                                                                                  ----------------
                                                                                                        2,514,095

------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals, Inc., 7% Sr. Sub.
Nts., 2/15/14                                                                         3,100,000         2,968,250
------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12 5                                                   600,000           631,500
------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.3%
------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Lucent Technologies, Inc., 6.45%
Unsec. Debs., 3/15/29                                                                 2,800,000         2,520,000
------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50%
Sr. Unsub. Disc. Nts., 1/15/07 1,3,4                                                  1,150,000           632,500
                                                                                                  ----------------
                                                                                                        3,152,500

------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings,
8% Sr. Nts., 5/15/09                                                                    700,000           748,125
------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Flextronics International Ltd.,
6.25% Sr. Sub. Nts., 11/15/14                                                         2,000,000         1,995,000
------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr.
Unsec. Sub. Nts., 8/15/08                                                             1,200,000         1,269,000
------------------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr.
Sub. Nts., 8/1/14 5                                                                     875,000           850,938
------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Sub.
Nts., 3/1/13 5                                                                          920,000           883,200
------------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc.,
8.625% Sr. Unsec. Sub. Nts., 12/15/13                                                 1,000,000           935,000
                                                                                                  ----------------
                                                                                                        5,933,138

------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]                                                   846,550            10,245
------------------------------------------------------------------------------------------------------------------
NorthPoint Communications
Group, Inc., 12.875% Nts., 2/15/10 1,3,4                                                240,208                --


                      12 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 1,3,4 [EUR]                                                             $     1,000,000   $            --
                                                                                                  ----------------
                                                                                                           10,245

------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
DynCorp International LLC, 9.50% Sr.
Sub. Nts., 2/15/13 5                                                                  1,300,000         1,215,500
------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec.
Sub. Nts., 4/1/13                                                                     1,000,000         1,040,000
------------------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                            400,000           431,000
                                                                                                  ----------------
                                                                                                        2,686,500

------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
Advanced Micro Devices, Inc.,
7.75% Sr. Unsec. Nts., 11/1/12                                                        2,250,000         2,227,500
------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr.
Unsec. Sub. Nts., 2/15/08                                                             1,000,000           965,000
------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.,
7.125% Sr. Unsec. Nts., 7/15/14                                                       1,100,000         1,188,000
------------------------------------------------------------------------------------------------------------------
Huntsman International LLC,
7.375% Sr. Sub. Nts., 1/1/15 5                                                        3,000,000         2,977,500
------------------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd.,
8% Sr. Sub. Nts., 12/15/14 5                                                            181,000           174,665
                                                                                                  ----------------
                                                                                                        7,532,665

------------------------------------------------------------------------------------------------------------------
MATERIALS--11.1%
------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.1%
AEP Industries, Inc., 7.875% Sr. Nts., 3/15/13 5                                        265,000           266,912
------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec.
Nts., Series B, 12/1/07 1                                                               250,000           167,500
------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc.,
10% Sr. Sub. Nts., 8/15/11                                                              335,000           366,825
------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                 800,000           932,000
------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar
Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                          400,000           423,000
10.125% Sr. Unsec. Nts., 9/1/08                                                          57,000            61,988
10.625% Sr. Unsec. Nts., 5/1/11                                                       1,400,000         1,552,250
------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09 1 [EUR]                                             62,000            76,436
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                  1,645,000         1,700,519
------------------------------------------------------------------------------------------------------------------
Huntsman International LLC,
9.875% Sr. Nts., 3/1/09                                                               2,000,000         2,150,000
------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                                                       332,000           390,930
11.625% Sr. Unsec. Nts., 10/15/10                                                        37,000            43,521

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                         $         3,000   $         3,045
10.875% Sr. Unsec. Nts., 8/1/13                                                          57,000            67,118
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                11,000            12,430
------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 5                                       1,000,000         1,025,000
------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec.
Sub. Nts., 7/1/11                                                                       500,000           547,500
------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec.
Nts., 12/15/09                                                                          300,000           324,000
------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr.
Unsec. Sub. Disc. Nts., 11/15/14 6                                                      750,000           438,750
------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                57,000            60,919
9.50% Sr. Sec. Nts., 12/15/08                                                           100,000           106,875
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                1,000,000         1,072,500
9.875% Sec. Nts., Series B, 5/1/07                                                      119,000           122,570
10.50% Sr. Sec. Nts., 6/1/13                                                            800,000           919,000
11.125% Sr. Sec. Nts., 7/15/12                                                          300,000           342,000
------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr.
Unsec. Sub. Nts., 6/15/08                                                               711,000           773,213
------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec.
Nts., 12/31/08                                                                          319,909           340,703
------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.99% Sr. Sec. Nts.,
12/31/06 2                                                                               13,978            14,048
------------------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                                        1,000,000           992,500
10.625% Sr. Unsec. Nts., 5/15/10                                                        357,000           379,313
------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                              450,000           470,250
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                   300,000           324,000
------------------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                               390,000           420,225
------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 5                                                         400,000           399,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                   400,000           443,000
------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec.
Nts., 12/19/07 1,7                                                                      409,135           407,089
------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr.
Nts., 7/15/11                                                                           260,000           284,050
                                                                                                  ----------------
                                                                                                       18,420,979

------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr.
Disc. Nts., 3/1/14 5,6                                                                1,420,000           674,500
------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr.
Unsec. Nts., 6/15/11                                                                    800,000           931,000
                                                                                                  ----------------
                                                                                                        1,605,500


                      13 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.0%
Crown Euro Holdings SA, 9.50% Sr.
Sec. Nts., 3/1/11                                                               $       900,000   $       999,000
------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 5                                                              350,000           355,250
9.875% Sub. Nts., 10/15/14 5                                                            600,000           604,500
------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                               1,000,000         1,035,000
9.50% Sr. Sub. Nts., 8/15/13                                                            700,000           708,750
------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                    350,000           336,000
8.25% Sr. Unsec. Nts., 10/1/12                                                          900,000           909,000
------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr.
Nts., 10/1/12                                                                           800,000           804,000
------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                          1,000,000         1,067,500
8.25% Sr. Unsec. Nts., 5/15/13                                                          557,000           607,826
8.75% Sr. Sec. Nts., 11/15/12                                                         1,350,000         1,495,125
8.875% Sr. Sec. Nts., 2/15/09                                                         1,300,000         1,387,750
------------------------------------------------------------------------------------------------------------------
Pliant Corp.:
11.125% Sr. Sec. Nts., 9/1/09                                                           600,000           588,000
11.625% Sr. Sec. Nts., 6/15/09 5,7                                                      510,590           548,884
------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                            1,450,000         1,363,000
------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                 750,000           761,250
9.25% Sr. Unsec. Nts., 2/1/08                                                         1,000,000         1,050,000
9.75% Sr. Unsec. Nts., 2/1/11                                                         1,000,000         1,062,500
------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of
Canada II, 7.375% Sr. Unsec. Nts., 7/15/14                                              600,000           567,000
------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts.,
8/15/12 5                                                                               290,000           314,650
------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                    1,800,000         1,521,000
                                                                                                  ----------------
                                                                                                       18,085,985

------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.7%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                        1,557,000         1,323,450
7.875% Sr. Unsec. Nts., 2/15/09                                                         300,000           274,500
------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC,
6.75% Sr. Nts., 7/1/13                                                                  800,000           830,000
------------------------------------------------------------------------------------------------------------------
California Steel Industries, Inc.,
6.125% Sr. Nts., 3/15/14                                                                600,000           561,000
------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr.
Unsec. Nts., 8/15/14                                                                  1,000,000           992,500
------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr.
Unsec. Nts., 8/1/14                                                                     650,000           685,750
------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr.
Sec. Nts., 10/15/10                                                                     700,000           771,750
------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                     300,000           336,375

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
METALS & MINING Continued
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                   $     1,364,000   $     1,595,880
------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr.
Sec. Nts., 6/1/12                                                                       800,000           868,000
------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B, 10/15/06 3,4                                              1,000,000           915,000
------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr.
Sec. Nts., 10/15/13                                                                     900,000           976,500
------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                            400,000           414,000
------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp.,
8.125% Sr. Nts., 3/1/10                                                                 200,000           218,000
------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 5                                              1,315,000         1,326,506
------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc.,
10% Sr. Nts., 7/15/09                                                                 1,300,000         1,407,250
------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr.
Unsec. Nts., Series B, 3/15/13                                                        1,000,000         1,065,000
------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                           400,000           427,000
------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                            400,000           423,000
------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                 505,000           547,925
10.75% Sr. Nts., 8/1/08                                                                 389,000           433,735
                                                                                                  ---------------
                                                                                                       16,393,121

------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.0%
Abitibi-Consolidated, Inc.,
8.55% Nts., 8/1/10                                                                      300,000           314,250
------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr.
Nts., 6/15/11                                                                           600,000           588,000
------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc.,
8.50% Sr. Nts., 10/1/13                                                                 350,000           358,750
------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
7.75% Sr. Unsec. Nts., 11/15/29                                                       2,000,000         2,257,500
8.125% Sr. Unsec. Nts., 5/15/11                                                       2,200,000         2,491,500
9.375% Sr. Unsec. Nts., 2/1/13                                                        1,100,000         1,249,875
------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr.
Unsec. Nts., 11/15/07 1,3,4                                                           1,700,000           756,500
------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts.,
10/1/15 5,7 [EUR]                                                                       275,261           268,152
------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25%
Sr. Nts., 2/15/13                                                                       620,000           499,100
------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%
Sr. Unsec. Nts., 3/1/14                                                                 600,000           591,000
------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts.,
11/15/13 5                                                                            1,557,000         1,389,623
------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                                 700,000           518,000
8.50% Sr. Unsec. Nts., 2/1/11                                                            57,000            44,318


                      14 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Western Forest Products, Inc.,
15% Sec. Nts., 7/28/09 1,7                                                      $       417,000   $       433,680
                                                                                                  ----------------
                                                                                                       11,760,248

------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.4%
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.4%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                        500,000           531,250
9.375% Sr. Nts., 2/1/09                                                                 161,000           169,654
------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
7% Sr. Nts., 2/15/15 5                                                                  475,000           466,688
8.375% Sr. Sub. Nts., 1/15/14 5                                                         305,000           314,150
------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.:
6.25% Sr. Nts., 1/15/13 5                                                               200,000           194,500
9.25% Sr. Nts., 5/15/11                                                                 600,000           672,750
------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr.
Nts., 1/15/15 5                                                                       2,080,000         2,204,800
------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.,
9.125% Sr. Unsec. Nts., 5/1/08                                                        1,900,000         1,586,500
------------------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 2                                                      2,229,000         2,265,221
7.688% Sr. Unsec. Nts., 5/1/09 2                                                      1,500,000         1,565,625
------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp.,
0%/10.375% Sr. Unsec. Disc. Nts.,
11/1/14 6                                                                               750,000           519,375
------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.,
7.90% Unsec. Nts., 8/15/10                                                            1,557,000         1,557,000
------------------------------------------------------------------------------------------------------------------
Qwest Communications International,
Inc., 7.25% Sr. Unsec. Sub. Nts.,
2/15/11 2                                                                               600,000           583,500
------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
8.875% Nts., 3/15/12 2,5                                                              2,700,000         2,949,750
8.875% Unsec. Unsub. Nts., 3/15/12 2                                                    500,000           546,250
------------------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
13.50% Sr. Sec. Sub. Nts., 12/15/10                                                   4,800,000         5,568,000
14% Sr. Sec. Sub. Nts., 12/15/14                                                      1,700,000         2,069,750
------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07 1,3,4                                                                           400,000                --
------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc.,
9.25% Sr. Nts., 2/15/14 5                                                               875,000           848,750
------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/
Time Warner Telecom, Inc.,
9.75% Sr. Nts., 7/15/08                                                                  50,000            50,500
------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc.,
10.125% Sr. Unsec. Sub. Nts., 2/1/11                                                  1,100,000         1,105,500
------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises
LLC, 7.75% Sr. Nts., 2/15/15 5                                                          445,000           439,438
------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 1,3,4                                                        1,000,000                --
                                                                                                  ----------------
                                                                                                       26,208,951

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.0%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                         $     1,300,000   $     1,369,875
11% Sr. Unsec. Nts., 7/31/10                                                             57,000            64,196
12.50% Sr. Unsec. Nts., 2/1/11                                                          100,000           113,500
------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts.,
Series B, 8/1/11                                                                        110,000           112,200
------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts.,
5/1/12                                                                                1,650,000         1,769,625
------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp.,
ZCN% Sr. Sub. Disc. Nts., 8/1/08 8                                                    1,400,000         1,081,500
------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 2                                                     3,576,000         4,139,220
9.75% Sr. Nts., 11/15/31 2                                                              600,000           783,750
------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec.
Disc. Nts., 10/1/07 1,3,4                                                             1,834,000                --
------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                                      1,700,000         1,929,500
------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc.,
8.375% Sr. Sec. Nts., 11/1/11 5                                                         470,000           495,850
------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.,
8.875% Sr. Nts., 10/1/13                                                                369,000           339,480
------------------------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.891% Sr. Sec. Nts.,
1/15/12 2,5                                                                             220,000           219,450
------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
5.95% Sr. Unsec. Nts., 3/15/14                                                        1,000,000         1,043,750
7.375% Sr. Nts., 8/1/15                                                               7,490,000         8,126,650
------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                                 700,000           763,000
12.50% Sr. Nts., 11/15/09                                                             1,162,000         1,268,033
------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                              2,100,000         2,147,250
7.50% Sec. Nts., 3/15/15                                                                900,000           983,250
8% Sr. Sub. Nts., 12/15/12                                                              300,000           324,750
------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                            775,000           813,750
9.75% Sr. Sub. Nts., 1/15/10                                                            457,000           427,295
9.875% Sr. Nts., 2/1/10                                                                 900,000           933,750
------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.,
8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                                                 1,400,000         1,515,500
------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./
SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 6                                                   1,849,000         1,710,325
------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec.
Nts., 6/1/13                                                                          1,600,000         1,484,000
------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co.,
9.875% Sr. Nts., 3/1/11                                                               1,100,000         1,212,750
------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts.,
6/15/12                                                                                 500,000           558,750
------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr.
Unsec. Nts., 7/15/13                                                                    529,000           605,044
                                                                                                  ----------------
                                                                                                       36,335,993


                      15 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
UTILITIES--6.9%
------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.2%
AES Corp. (The), 8.75% Sr. Sec. Nts.,
5/15/13 5                                                                       $     1,150,000   $     1,290,875
------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts.,
8/1/05                                                                                  300,000           301,050
------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp.,
9.05% Sr. Sec. Nts., Series B, 12/15/09                                                 343,381           369,992
------------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                                274,000           258,245
8.891% Sr. Sec. Nts., 7/15/07 2,5                                                     1,440,345         1,238,697
------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr.
Nts., Series B, 9/1/10                                                                1,600,000         1,777,166
------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                 357,000           377,528
7.75% Sr. Nts., 8/1/10                                                                  400,000           432,000
9.875% Sr. Unsec. Nts., 10/15/07                                                      1,400,000         1,533,000
------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp.,
7.99% Sec. Bonds, Series B, 12/30/11 1                                                  862,000           920,709
------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power:
5.608% Nts., 3/10/24 5                                                                  535,000           547,496
6.125% Nts., 3/25/19 5                                                                  310,000           301,548
------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr.
Sec. Nts., 5/1/34                                                                     3,900,000         4,387,500
------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC,
8.30% Sr. Unsec. Nts., 5/1/11 3,4                                                       200,000           230,500
------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/
MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                                                  700,000           721,000
------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/
MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                             400,000           425,000
------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts.,
12/15/13 5                                                                            2,055,000         2,178,300
------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                          1,657,000         1,814,415
9.50% Sr. Sec. Nts., 7/15/13                                                          2,100,000         2,341,500
------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec.
Unsub. Nts., 5/1/11                                                                   2,900,000         3,161,000
------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts.,
12/15/14 5                                                                            2,750,000         2,908,125
------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Nts., 11/15/14 5                                                     3,750,000         3,655,710
                                                                                                  ----------------
                                                                                                       31,171,356

------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts.,
5/15/08                                                                                 400,000           409,234
------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.6%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19 1                                            1,028,166         1,151,546
9.20% Sr. Sec. Bonds, Series B, 11/30/29 1                                              500,000           570,000

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER Continued
Calpine Canada Energy Finance ULC,
8.50% Sr. Unsec. Nts., 5/1/08                                                   $     2,450,000   $     1,776,250
------------------------------------------------------------------------------------------------------------------
Consumers Energy Co., 6.375% Sr.
Sec. Nts., 2/1/08                                                                       450,000           471,988
------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                   901,000           894,243
8.75% Sr. Nts., 2/15/12                                                                 424,000           464,280
10.125% Sr. Sec. Nts., 7/15/13 5                                                      2,200,000         2,497,000
------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec.
Pass-Through Certificates, Series A,
6/30/12                                                                                 856,186           890,968
------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec.
Nts., 11/1/14 5                                                                         580,000           597,400
                                                                                                  ----------------
                                                                                                        9,313,675

------------------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.0%
National Waterworks, Inc., 10.50%
Sr. Unsec. Sub. Nts., Series B, 12/1/12                                                 300,000           339,000
                                                                                                  ----------------
Total Corporate Bonds and Notes
(Cost $474,576,984)                                                                                   482,829,069


                                                                                         SHARES
------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.4%
------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 1,4                                                               13,764                --
------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.,
6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A
common stock), Non-Vtg. 5                                                                   800           100,400
------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc.,
12.75% Jr. Redeemable, Non-Vtg. 1,4                                                         498                50
------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75%
Cum. Exchangeable, Series B,
Non-Vtg. 1,4                                                                              8,000            10,000
------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 1,4                                                                  342                --
------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4                                                    3,258               782
------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc.,
7.50% Cum. Cv., Series A 1,7                                                             23,546            45,390
------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.,
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 1,7                                                                                 98           632,345
------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                      22                44
------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.,
Series B, Non-Vtg. 1,4                                                                      293           270,293
------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment
Trust, 12% Non-Cum., Series A 1                                                          10,000         1,452,500
                                                                                                  ----------------
Total Preferred Stocks (Cost $3,700,152)                                                                2,511,804


                      16 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.2%
------------------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                             494   $         2,282
------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,4                                                      2,645                --
------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 4                                          8,360           403,370
------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                             359            16,597
------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                                                       20,660            28,924
------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                                     43,391           184,846
------------------------------------------------------------------------------------------------------------------
Globix Corp. 4                                                                           11,467            28,323
------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc. 1,4                                                                 56                --
------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                                                        20,000                --
------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 4                                                                         19,570           376,850
------------------------------------------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. 4                                                                          42,107           176,849
------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 4                                                                              9,973           324,123
------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                                                       1,913            53,086
------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 4                                                          8,343           389,368
------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 4                                                         10,104           356,772
------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                 1,039            42,620
------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                 1,629            41,882
------------------------------------------------------------------------------------------------------------------
NTL, Inc. 4                                                                              18,902         1,293,275
------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                                                  2,235            22,127
------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                                     10,688           235,029
------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                                             24,040           607,010
------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,4                                                                       62,829               377
------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,4                                                                396            14,652
------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 4                                                                  76,326         1,738,706
------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                               1,079            36,697
------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,4                                                                  7,500            41,250
------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,4                                                         2,701               770
------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4                                                          85,047           286,336
------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                20,000           380,000
------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,4                                                                       1,353                27
------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 4                                                                 2,646             7,021
                                                                                                  ----------------
Total Common Stocks (Cost $6,882,252)                                                                   7,089,169


                                                                                          UNITS
------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 4,5                                                1,400           414,905
------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,4                                                     500                --
------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,4                                                       600                --
------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,4                                            750                --
------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,4                                    1,750                --
------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,4                                                  1,500                --

                                                                                                            VALUE
                                                                                          UNITS        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,4                                         475   $             5
------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,4                                           5,940                --
------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                                                         10,561               422
Exp. 5/16/06 1,4                                                                             16                --
------------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 1,4                                   5,148                --
------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 4,5                                                        765                --
------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,4                                                           750                --
------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 4,5                                    800                --
------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4                                    800                --
------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4                                                      7,220                36
------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                                       1,000                --
------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc. Rts., Exp. 7/8/05 4                                             198                --
------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                                               20,000             7,400
------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                                            647             1,359
------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                                       5,300             1,855
------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                                       3,975             1,034
------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                                       3,975               835
                                                                                                  ----------------
Total Rights, Warrants and Certificates (Cost $97,702)                                                    427,851

                                                                                      PRINCIPAL
                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--3.5%
------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-4, 10.50%, 12/29/09 5,9                                                $     1,500,000         1,475,625
Series 4-T1, 8.25%, 6/29/10 5,9                                                      15,660,000        15,738,300
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index Securities,
Series 2004-1, 8.218%, 8/1/15 1,9                                                     3,301,952         3,550,160
                                                                                                  ----------------
Total Structured Notes (Cost $20,529,947)                                                              20,764,085

------------------------------------------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.2%
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%, 7/1/05  (Cost $1,026,878)                      1,026,878         1,026,878


                      17 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--12.5% 10
------------------------------------------------------------------------------------------------------------------
Undivided interest of 6.05% in joint repurchase
agreement (Principal Amount/Value $1,234,399,000,
with a maturity value of $1,234,508,724) with UBS
Warburg LLC, 3.20%, dated 6/30/05, to be repurchased
at $74,674,637 on 7/1/05, collateralized by
Federal Home Loan Mortgage Corp., 5.50%, 2/1/35,
with a value of $1,260,871,334
(Cost $74,668,000)                                                              $    74,668,000   $    74,668,000
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $583,762,531)                                                                        98.9%      591,410,723
------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             1.1         6,858,457
                                                                                ----------------------------------
NET ASSETS                                                                                100.0%  $   598,269,180
                                                                                ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR Euro

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $16,953,248, which represents 2.83% of the Fund's net assets, of which $377 is considered restricted. See Note 6 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Non-income producing security.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $91,968,697 or 15.37% of the Fund's net assets as of June 30, 2005.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

10. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks. See Note 1 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (including cost and market value of $74,668,000 in repurchase agreements)
(cost $583,762,531)--see accompanying statement of investments                                                  $ 591,410,723
------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                          9,719,229
Investments sold                                                                                                    2,271,186
Shares of beneficial interest sold                                                                                    405,226
Other                                                                                                                  12,977
                                                                                                                --------------
Total assets                                                                                                      603,819,341

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                               5,059,320
Shares of beneficial interest redeemed                                                                                342,300
Distribution and service plan fees                                                                                     83,861
Shareholder communications                                                                                             32,078
Trustees' compensation                                                                                                 14,285
Transfer and shareholder servicing agent fees                                                                           1,791
Other                                                                                                                  16,526
                                                                                                                --------------
Total liabilities                                                                                                   5,550,161

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $ 598,269,180
                                                                                                                ==============

------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                      $      72,261
------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                        676,723,346
------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                  19,000,426
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                   (105,158,151)
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies                                                                                                          7,631,298
                                                                                                                --------------
NET ASSETS                                                                                                      $ 598,269,180
                                                                                                                ==============

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $452,509,970
and 54,595,906 shares of beneficial interest outstanding)                                                       $        8.29
------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $145,759,210
and 17,664,635 shares of beneficial interest outstanding)                                                       $        8.25

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                        $  21,700,810
------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $4,712)                                                                118,596
------------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                                     16
                                                                                                                --------------
Total investment income                                                                                            21,819,422

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                     2,102,474
------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                                    166,658
------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                                      5,322
Service shares                                                                                                          5,115
------------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-service shares                                                                                                     22,170
Service shares                                                                                                          6,536
------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                            11,761
------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                  7,880
------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  23,420
                                                                                                                --------------
Total expenses                                                                                                      2,351,336
Less reduction to custodian expenses                                                                                  (11,761)
                                                                                                                --------------
Net expenses                                                                                                        2,339,575

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                              19,479,847

------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                                         5,470,708
Closing of futures contracts                                                                                         (108,785)
Foreign currency transactions                                                                                         (24,063)
Swap contracts                                                                                                         29,533
                                                                                                                --------------
Net realized gain                                                                                                   5,367,393
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                       (22,141,391)
Translation of assets and liabilities denominated in foreign currencies                                              (495,820)
Futures contracts                                                                                                     (82,250)
Swap contracts                                                                                                         90,514
                                                                                                                --------------
Net change in unrealized appreciation                                                                             (22,628,947)

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $   2,218,293
                                                                                                                ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   SIX MONTHS            YEAR
                                                                                                        ENDED           ENDED
                                                                                                JUNE 30, 2005    DECEMBER 31,
                                                                                                  (UNAUDITED)            2004
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                           $  19,479,847   $  38,670,671
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                            5,367,393        (682,850)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                             (22,628,947)     10,279,974
                                                                                                ------------------------------
Net increase in net assets resulting from operations                                                2,218,293      48,267,795

------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                                (29,392,362)    (29,416,204)
Service shares                                                                                     (8,541,230)     (5,469,874)

------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                    725,359     (10,547,360)
Service shares                                                                                     19,841,399      54,117,983

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                         (15,148,541)     56,952,340
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                               613,417,721     556,465,381
                                                                                                ------------------------------
End of period (including accumulated net investment income of $19,000,426 and
$37,454,171, respectively)                                                                      $ 598,269,180   $ 613,417,721
                                                                                                ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                 YEAR
                                                       ENDED                                                                ENDED
                                               JUNE 30, 2005                                                         DECEMBER 31,
NON-SERVICE SHARES                               (UNAUDITED)         2004         2003         2002         2001             2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $        8.80     $   8.61     $   7.51     $   8.54     $   9.27     $      10.72
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .29 1        .58 1        .60          .58          .84             1.00
Net realized and unrealized gain (loss)                 (.24)         .15         1.09         (.76)        (.62)           (1.36)
                                               -------------------------------------------------------------------------------------
Total from investment operations                         .05          .73         1.69         (.18)         .22             (.36)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income                    (.56)        (.54)        (.59)        (.85)        (.95)           (1.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $        8.29     $   8.80     $   8.61     $   7.51     $   8.54     $       9.27
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      0.50%        8.97%       23.96%       (2.40)%       1.97%           (3.74)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $     452,510     $479,405     $480,112     $345,670     $344,788     $    333,533
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $     453,883     $460,877     $396,858     $335,894     $347,723     $    329,260
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   6.73%        6.91%        8.31%        8.29%        9.94%           10.47%
Total expenses                                          0.75% 4      0.75% 4      0.76% 4      0.77% 4      0.79% 4          0.79% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   31%          51%          48%          75%          46%              31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER HIGH INCOME FUND/VA

                                                               SIX MONTHS                                                    YEAR
                                                                    ENDED                                                   ENDED
                                                            JUNE 30, 2005                                            DECEMBER 31,
SERVICE SHARES                                                (UNAUDITED)         2004        2003        2002             2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $        8.76     $   8.58     $  7.49     $  8.54       $       8.40
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 .27 2        .56 2       .61         .88                .20
Net realized and unrealized gain (loss)                              (.24)         .15        1.06       (1.08)              (.06)
                                                            ------------------------------------------------------------------------
Total from investment operations                                      .03          .71        1.67        (.20)               .14
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 (.54)        (.53)       (.58)       (.85)                --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $        8.25     $   8.76     $  8.58     $  7.49       $       8.54
                                                            ========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                   0.30%        8.73%      23.79%      (2.67)%             1.67%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $     145,759     $134,013     $76,354     $17,705       $          3
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $     134,528     $101,464     $41,246     $ 5,602       $          2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                6.48%        6.63%       7.84%       8.91%             12.51%
Total expenses                                                       1.00% 5      1.01% 5     1.04% 5     1.02% 5,6          0.96% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                31%          51%         48%         75%                46%

1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high-yield fixed-income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2005, the market value of these securities comprised 3.5% of the Fund's net assets and resulted in unrealized cumulative gains of $234,138.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2005, securities with an aggregate market value of $8,290,415, representing 1.39% of the Fund's net assets, were in default.


                      24 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $103,125,271. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Fund will utilize $5,367,393 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.


                      25 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of December 31, 2004, the Fund had available for federal income tax purposes post-October losses of $1,169,095 and unused capital loss carryforwards as follows:

                       EXPIRING
                       ----------------------------------
                       2006                  $  3,401,577
                       2007                     4,933,260
                       2008                    11,572,833
                       2009                    22,696,701
                       2010                    56,061,391
                       2011                     8,529,303
                       2012                       128,504
                                             ------------
                       Total                 $107,323,569
                                             ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      26 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2005   YEAR ENDED DECEMBER 31, 2004
                                                    SHARES          AMOUNT        SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                             6,847,609   $  57,223,490    23,243,919   $  196,620,675
Dividends and/or distributions reinvested        3,524,264      29,392,362     3,591,722       29,416,204
Redeemed                                       (10,230,761)    (85,890,493)  (28,128,136)    (236,584,239)
                                               -----------------------------------------------------------
Net increase (decrease)                            141,112   $     725,359    (1,292,495)  $  (10,547,360)
                                               ===========================================================

----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                             5,493,008   $  45,697,088    12,247,468   $  103,415,502
Dividends and/or distributions reinvested        1,027,825       8,541,230       669,507        5,469,874
Redeemed                                        (4,152,207)    (34,396,919)   (6,517,361)     (54,767,393)
                                               -----------------------------------------------------------
Net increase                                     2,368,626   $  19,841,399     6,399,614   $   54,117,983
                                               ===========================================================

-------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $157,408,643 and $163,124,454, respectively.

-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $10,379 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class per annum for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                      27 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                     ACQUISITION               VALUATION AS OF     UNREALIZED
SECURITY                   DATES        COST     JUNE 30, 2005   DEPRECIATION
--------------------------------------------------------------------------------
Prandium, Inc.   3/19/99-7/19/02    $738,000              $377       $737,623

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had no securities on loan.


                      28 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      29 | OPPENHEIMER HIGH INCOME FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      30 | OPPENHEIMER HIGH INCOME FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to provided, the Board considered the experience of Dimitrios Kourkoulakos and the Manager's high yield team and analysts. Mr. Kourkoulakos has been a portfolio manager of the Fund since June 2002 and has been the person primarily responsible for the day-to-day management of the Fund's portfolio since April 2004. Mr. Kourkoulakos has been a Vice President of the Manager since December 2001 and was a High Yield Analyst from 1998 to 2001 and a Securities Analyst from 1995 to 1998 with the Manager. He is also a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex and has had over 10 years of experience managing fixed income investments.

The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other high current yield funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year, three-year and five-year performance was below its peer group average. However, its ten-year performance was better than its peer group average. The Board observed that the Manager had been restructuring its fixed-income department and, for other fixed income funds, investment performance has improved. The Board also noted that the Manager advised that it believes it has the personnel and processes in place to improve the performance of the Fund. The Board decided that it will allow the Manager additional time to improve the performance of the Fund and will continue to monitor the performance of the Fund during the year.


                      31 | OPPENHEIMER HIGH INCOME FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other high current yield funds and other funds with comparable assets levels and distribution features. The Board noted that, although the Fund's management fees are higher than its peer group average, its total expenses are lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the fund has recently experienced moderate asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.

                      32 | OPPENHEIMER HIGH INCOME FUND/VA

MAIN STREET FUND(R)/VA
SEMIANNUAL REPORT
JUNE 30, 2005

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                   BEGINNING       ENDING         EXPENSES
                                   ACCOUNT         ACCOUNT        PAID DURING
                                   VALUE           VALUE          6 MONTHS ENDED
                                   (1/1/05)        (6/30/05)      JUNE 30, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual          $1,000.00       $  995.10      $3.32
--------------------------------------------------------------------------------
Non-Service shares Hypothetical     1,000.00        1,021.47       3.36
--------------------------------------------------------------------------------
Service shares Actual               1,000.00          994.30       4.46
--------------------------------------------------------------------------------
Service shares Hypothetical         1,000.00        1,020.33       4.52

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS                      EXPENSE RATIOS
-----------------------------------------
Non-Service shares             0.67%
-----------------------------------------
Service shares                 0.90
--------------------------------------------------------------------------------


                       5 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Autoliv, Inc.                                         11,500     $      503,700
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                  42,000            625,800
                                                                 ---------------
                                                                      1,129,500

--------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Co. 2                                     407,915          4,177,050
--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                     11,700            480,753
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Brinker International, Inc. 1                            300             12,015
--------------------------------------------------------------------------------
CEC Entertainment, Inc. 1,2                           13,700            576,633
--------------------------------------------------------------------------------
Choice Hotels International, Inc. 2                    3,600            236,520
--------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                8,700            121,104
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                              27,400            903,652
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                   25,000            596,250
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1,2                        1,500             39,300
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                              5,800            219,936
--------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                   38,800          2,646,936
--------------------------------------------------------------------------------
McDonald's Corp.                                     242,450          6,727,988
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1,2                                 104,600          4,140,068
--------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                          13,300            485,450
--------------------------------------------------------------------------------
Starbucks Corp. 1                                      2,700            139,482
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc.                                       37,100          2,172,945
--------------------------------------------------------------------------------
Wendy's International, Inc.                           12,000            571,800
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                     78,500          4,088,280
                                                                 ---------------
                                                                     23,678,359

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Black & Decker Corp. 2                                 5,600            503,160
--------------------------------------------------------------------------------
Cavco Industries, Inc. 1                                 930             26,209
--------------------------------------------------------------------------------
Centex Corp.                                           8,200            579,492
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                     88,400          3,324,724
--------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                12,300            265,803
--------------------------------------------------------------------------------
KB Home 2                                             19,200          1,463,616
--------------------------------------------------------------------------------
MDC Holdings, Inc.                                     4,200            345,450
--------------------------------------------------------------------------------
NVR, Inc. 1,2                                          1,000            810,000
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                      3,800            320,150
--------------------------------------------------------------------------------
Ryland Group, Inc. (The) 2                            13,400          1,016,658
--------------------------------------------------------------------------------
Standard Pacific Corp. 2                               4,400            386,980
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1,2                   7,700            170,786
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1,2                                4,000            406,200
--------------------------------------------------------------------------------
Tupperware Corp. 2                                     7,200            168,264
                                                                 ---------------
                                                                      9,787,492

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
eBay, Inc. 1                                          38,900     $    1,284,089
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Action Performance Cos., Inc. 2                       11,000             97,020
--------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1,2                          20,400            402,288
--------------------------------------------------------------------------------
Nautilus, Inc. 2                                      11,300            322,050
                                                                 ---------------
                                                                        821,358

--------------------------------------------------------------------------------
MEDIA--1.9%
Arbitron, Inc. 2                                       2,700            115,830
--------------------------------------------------------------------------------
Catalina Marketing Corp. 2                             5,500            139,755
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                               192,515          5,910,211
--------------------------------------------------------------------------------
Gannett Co., Inc.                                     10,100            718,413
--------------------------------------------------------------------------------
Getty Images, Inc. 1,2                                 3,300            245,058
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                            51,000            519,690
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                          82,600          3,655,050
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                               75,100          1,215,118
--------------------------------------------------------------------------------
NTL, Inc. 1,2                                            900             61,578
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                   10,500            838,530
--------------------------------------------------------------------------------
Pixar, Inc. 1,2                                        5,400            270,270
--------------------------------------------------------------------------------
R.H. Donnelley Corp. 1,2                               1,600             99,168
--------------------------------------------------------------------------------
Time Warner, Inc. 1                                  448,800          7,499,448
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                  158,746          5,083,047
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                148,700          3,744,266
                                                                 ---------------
                                                                     30,115,432

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Dillard's, Inc., Cl. A 2                              14,800            346,616
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                     72,200          5,290,816
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                   93,500          4,916,230
--------------------------------------------------------------------------------
Nordstrom, Inc. 2                                     18,300          1,243,851
--------------------------------------------------------------------------------
Sears Holdings Corp. 1                                 2,244            336,308
--------------------------------------------------------------------------------
Target Corp.                                         150,500          8,188,705
                                                                 ---------------
                                                                     20,322,526

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.3%
Abercrombie & Fitch Co., Cl. A 2                      13,500            927,450
--------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1,2                          10,900            703,595
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc. 2                     38,500          1,180,025
--------------------------------------------------------------------------------
AutoNation, Inc. 1,2                                  28,000            574,560
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1,2                               2,000             77,600
--------------------------------------------------------------------------------
bebe stores, inc. 2                                    2,975             78,748
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                             46,200          1,930,236
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                     4,000            274,200
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                              50,056            429,480
--------------------------------------------------------------------------------
Borders Group, Inc.                                   13,300            336,623
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2               7,700            359,359


                       6 | OPPENHEIMER MAIN STREET FUND/VA

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Circuit City Stores, Inc./
Circuit City Group 2                                  48,200     $      833,378
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1,2                                     6,800            431,732
--------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A 2                       2,700             51,084
--------------------------------------------------------------------------------
Gap, Inc. (The)                                      123,700          2,443,075
--------------------------------------------------------------------------------
Guitar Center, Inc. 1,2                                  500             29,185
--------------------------------------------------------------------------------
Home Depot, Inc.                                     336,700         13,097,630
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                     87,800          5,111,716
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1,2                       13,500            464,803
--------------------------------------------------------------------------------
Michaels Stores, Inc. 2                               27,000          1,116,990
--------------------------------------------------------------------------------
Movie Gallery, Inc. 2                                  7,900            208,797
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                   3,300             75,372
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                  11,400            536,826
--------------------------------------------------------------------------------
Staples, Inc.                                         88,250          1,881,490
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                  70,800          1,723,980
--------------------------------------------------------------------------------
Too, Inc. 1,2                                         10,200            238,374
--------------------------------------------------------------------------------
Toys R Us, Inc. 1                                     38,300          1,014,184
--------------------------------------------------------------------------------
Weight Watchers International, Inc. 1                  4,400            227,084
--------------------------------------------------------------------------------
Zale Corp. 1,2                                        10,600            335,914
                                                                 ---------------
                                                                     36,693,490

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1,2                                       73,300          2,460,681
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                     19,000          1,645,400
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1,2                             28,100          1,088,032
--------------------------------------------------------------------------------
VF Corp.                                               1,200             68,664
                                                                 ---------------
                                                                      5,262,777

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.7%
--------------------------------------------------------------------------------
BEVERAGES--2.2%
Anheuser-Busch Cos., Inc.                             54,700          2,502,525
--------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                              1,900            114,874
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                  340,000         14,195,000
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                      37,800          1,081,458
--------------------------------------------------------------------------------
PepsiAmericas, Inc. 2                                  3,500             89,810
--------------------------------------------------------------------------------
PepsiCo, Inc. 2                                      315,650         17,023,005
                                                                 ---------------
                                                                     35,006,672

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
7-Eleven, Inc. 1,2                                     8,600            260,064
--------------------------------------------------------------------------------
Albertson's, Inc. 2                                   24,900            514,932
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1,2                          8,900            289,161
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                27,100          1,214,622
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                    29,900            568,997
--------------------------------------------------------------------------------
Longs Drug Stores, Inc. 2                              6,900            297,045
--------------------------------------------------------------------------------
Safeway, Inc. 2                                       50,700          1,145,313

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
SUPERVALU, Inc. 2                                     21,100     $      688,071
--------------------------------------------------------------------------------
Sysco Corp.                                           11,900            430,661
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                384,700         18,542,540
--------------------------------------------------------------------------------
Walgreen Co.                                         107,700          4,953,123
                                                                 ---------------
                                                                     28,904,529

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Archer-Daniels-Midland Co.                           242,300          5,180,374
--------------------------------------------------------------------------------
Campbell Soup Co. 2                                    3,700            113,849
--------------------------------------------------------------------------------
Chiquita Brands International, Inc. 2                 12,300            337,758
--------------------------------------------------------------------------------
Dean Foods Co. 1                                       4,800            169,152
--------------------------------------------------------------------------------
General Mills, Inc.                                   41,100          1,923,069
--------------------------------------------------------------------------------
Hershey Co. (The) 2                                   56,800          3,527,280
--------------------------------------------------------------------------------
Kellogg Co.                                            4,500            199,980
--------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 2                        17,800            607,514
--------------------------------------------------------------------------------
Sara Lee Corp.                                        77,000          1,525,370
--------------------------------------------------------------------------------
TreeHouse Foods, Inc. 1                                  960             27,370
                                                                 ---------------
                                                                     13,611,716

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Clorox Co. (The)                                       2,300            128,156
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                 10,900            544,019
--------------------------------------------------------------------------------
Energizer Holdings, Inc. 1,2                          14,900            926,333
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                  48,800          3,054,392
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                           356,200         18,789,550
--------------------------------------------------------------------------------
Spectrum Brands, Inc. 1                                8,200            270,600
                                                                 ---------------
                                                                     23,713,050

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Avon Products, Inc.                                   60,200          2,278,570
--------------------------------------------------------------------------------
Gillette Co.                                         239,400         12,120,822
                                                                 ---------------
                                                                     14,399,392

--------------------------------------------------------------------------------
TOBACCO--1.4%
Altria Group, Inc.                                   307,500         19,882,950
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                             7,300            243,236
--------------------------------------------------------------------------------
Reynolds American, Inc. 2                             36,500          2,876,200
                                                                 ---------------
                                                                     23,002,386

--------------------------------------------------------------------------------
ENERGY--11.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Baker Hughes, Inc.                                     8,200            419,512
--------------------------------------------------------------------------------
Cal Dive International, Inc. 1,2                      11,200            586,544
--------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc. 2                     11,300            603,759
--------------------------------------------------------------------------------
Halliburton Co.                                        9,500            454,290
--------------------------------------------------------------------------------
Helmerich & Payne, Inc. 2                             14,700            689,724
--------------------------------------------------------------------------------
Precision Drilling Corp. 1                            12,600            496,616


                       7 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Todco, Cl. A 1                                         1,100     $       28,237
--------------------------------------------------------------------------------
Transocean, Inc. 1,2                                  41,900          2,261,343
--------------------------------------------------------------------------------
Universal Compression
Holdings, Inc. 1,2                                     3,700            134,088
                                                                 ---------------
                                                                      5,674,113

--------------------------------------------------------------------------------
OIL & GAS--11.4%
Amerada Hess Corp. 2                                  13,500          1,437,885
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                              76,200          6,259,830
--------------------------------------------------------------------------------
Apache Corp.                                          73,300          4,735,180
--------------------------------------------------------------------------------
Burlington Resources, Inc.                           119,100          6,579,084
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                       85,700          3,105,681
--------------------------------------------------------------------------------
Chesapeake Energy Corp. 2                             28,800            656,640
--------------------------------------------------------------------------------
Chevron Corp.                                        437,200         24,448,224
--------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                           9,800            247,842
--------------------------------------------------------------------------------
ConocoPhillips                                       254,742         14,645,118
--------------------------------------------------------------------------------
CONSOL Energy, Inc. 2                                  7,500            401,850
--------------------------------------------------------------------------------
Devon Energy Corp.                                   137,900          6,988,772
--------------------------------------------------------------------------------
EOG Resources, Inc. 2                                 76,500          4,345,200
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  1,141,516         65,602,948
--------------------------------------------------------------------------------
Frontier Oil Corp. 2                                  16,200            475,470
--------------------------------------------------------------------------------
General Maritime Corp. 2                               1,400             59,360
--------------------------------------------------------------------------------
Holly Corp.                                            4,400            205,348
--------------------------------------------------------------------------------
Houston Exploration Co. 1,2                            4,800            254,640
--------------------------------------------------------------------------------
Kerr-McGee Corp. 2                                    46,723          3,565,432
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                   22,900          1,905,280
--------------------------------------------------------------------------------
Marathon Oil Corp.                                   101,000          5,390,370
--------------------------------------------------------------------------------
Newfield Exploration Co. 1,2                          22,600            901,514
--------------------------------------------------------------------------------
Noble Energy, Inc.                                     6,100            461,465
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                            87,700          6,746,761
--------------------------------------------------------------------------------
OMI Corp. 2                                            8,200            155,882
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                    185,100          2,716,371
--------------------------------------------------------------------------------
Peabody Energy Corp.                                   2,900            150,916
--------------------------------------------------------------------------------
Premcor, Inc.                                         20,600          1,528,108
--------------------------------------------------------------------------------
Sunoco, Inc. 2                                        12,400          1,409,632
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                   6,900            247,158
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                 81,900          3,068,242
--------------------------------------------------------------------------------
Tesoro Corp. 2                                        21,400            995,528
--------------------------------------------------------------------------------
Trilogy Energy Trust                                 112,600          1,645,989
--------------------------------------------------------------------------------
Unocal Corp.                                          84,200          5,477,210
--------------------------------------------------------------------------------
Valero Energy Corp.                                   27,200          2,151,792
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                               16,300            496,661
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                            148,800          2,827,200
                                                                 ---------------
                                                                    182,290,583

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--23.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Bank of New York Co., Inc. (The)                     166,500     $    4,791,870
--------------------------------------------------------------------------------
Mellon Financial Corp.                                15,100            433,219
--------------------------------------------------------------------------------
Northern Trust Corp.                                  12,500            569,875
                                                                 ---------------
                                                                      5,794,964

--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.2%
AmSouth Bancorp 2                                     24,800            644,800
--------------------------------------------------------------------------------
Astoria Financial Corp. 2                             22,450            639,152
--------------------------------------------------------------------------------
Bank of America Corp.                                739,602         33,733,247
--------------------------------------------------------------------------------
BB&T Corp. 2                                          76,300          3,049,711
--------------------------------------------------------------------------------
Comerica, Inc.                                        44,700          2,583,660
--------------------------------------------------------------------------------
Compass Bancshares, Inc.                               8,400            378,000
--------------------------------------------------------------------------------
Downey Financial Corp.                                 3,700            270,840
--------------------------------------------------------------------------------
Fifth Third Bancorp                                   34,600          1,425,866
--------------------------------------------------------------------------------
Golden West Financial Corp.                           34,200          2,201,796
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                 19,100            633,738
--------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc. 2                     21,200            863,476
--------------------------------------------------------------------------------
KeyCorp 2                                            147,000          4,873,050
--------------------------------------------------------------------------------
M&T Bank Corp. 2                                      37,500          3,943,500
--------------------------------------------------------------------------------
Marshall & Ilsley Corp. 2                             32,900          1,462,405
--------------------------------------------------------------------------------
National City Corp.                                  133,100          4,541,372
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                    73,500          4,002,810
--------------------------------------------------------------------------------
Regions Financial Corp. 2                             73,305          2,483,573
--------------------------------------------------------------------------------
Sterling Financial Corp. 1,2                           1,100             41,140
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                  87,300          6,306,552
--------------------------------------------------------------------------------
SVB Financial Group 1,2                                6,200            296,980
--------------------------------------------------------------------------------
Toronto-Dominion Bank (The)                            8,087            360,761
--------------------------------------------------------------------------------
U.S. Bancorp                                         472,670         13,801,964
--------------------------------------------------------------------------------
UnionBanCal Corp. 2                                   20,500          1,371,860
--------------------------------------------------------------------------------
Wachovia Corp.                                       336,700         16,700,320
--------------------------------------------------------------------------------
Washington Mutual, Inc.                              157,400          6,404,606
--------------------------------------------------------------------------------
Wells Fargo & Co.                                    278,000         17,119,240
--------------------------------------------------------------------------------
Zions Bancorp                                         14,800          1,088,244
                                                                 ---------------
                                                                    131,222,663

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.8%
Affiliated Managers Group, Inc. 1,2                    1,850            126,411
--------------------------------------------------------------------------------
American Capital Strategies Ltd. 2                    22,500            812,475
--------------------------------------------------------------------------------
American Express Co.                                 159,100          8,468,893
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                 36,500            930,750
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The) 2                       48,000          4,989,120
--------------------------------------------------------------------------------
Capital One Financial Corp.                           57,100          4,568,571
--------------------------------------------------------------------------------
CIT Group, Inc.                                       25,200          1,082,844
--------------------------------------------------------------------------------
Citigroup, Inc.                                      853,988         39,479,865
--------------------------------------------------------------------------------
Franklin Resources, Inc.                              53,200          4,095,336


                       8 | OPPENHEIMER MAIN STREET FUND/VA

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Goldman Sachs Group, Inc. (The)                       45,300     $    4,621,506
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                 550,344         19,438,150
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       1,050            109,316
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                        74,900          7,436,072
--------------------------------------------------------------------------------
MBNA Corp.                                           175,300          4,585,848
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                            208,000         11,442,080
--------------------------------------------------------------------------------
Moody's Corp. 2                                       40,800          1,834,368
--------------------------------------------------------------------------------
Morgan Stanley                                       278,700         14,623,389
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                115,700          4,847,830
--------------------------------------------------------------------------------
Providian Financial Corp. 1                           18,300            322,629
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                               395,100          4,456,728
--------------------------------------------------------------------------------
SLM Corp.                                             58,700          2,981,960
                                                                 ---------------
                                                                    141,254,141

--------------------------------------------------------------------------------
INSURANCE--4.7%
ACE Ltd.                                              47,400          2,125,890
--------------------------------------------------------------------------------
AFLAC, Inc.                                           30,500          1,320,040
--------------------------------------------------------------------------------
Allstate Corp.                                       158,200          9,452,450
--------------------------------------------------------------------------------
American International Group, Inc.                   338,040         19,640,124
--------------------------------------------------------------------------------
AmerUs Group Co. 2                                    15,100            725,555
--------------------------------------------------------------------------------
Aon Corp.                                              8,300            207,832
--------------------------------------------------------------------------------
Assurant, Inc. 2                                      16,900            610,090
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                   4,700            167,696
--------------------------------------------------------------------------------
Chubb Corp.                                           62,700          5,367,747
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                             1,903             75,283
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                     29,659          1,058,530
--------------------------------------------------------------------------------
First American Corp. (The) 2                          23,400            939,276
--------------------------------------------------------------------------------
Hartford Financial Services
Group, Inc. (The)                                     76,900          5,750,582
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc. 2                        11,000            416,570
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                  9,700            489,074
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                    8,600            510,582
--------------------------------------------------------------------------------
Loews Corp.                                           60,900          4,719,750
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                           43,700          1,210,490
--------------------------------------------------------------------------------
MBIA, Inc. 2                                           6,300            373,653
--------------------------------------------------------------------------------
MetLife, Inc.                                        126,800          5,698,392
--------------------------------------------------------------------------------
Old Republic International Corp.                      11,400            288,306
--------------------------------------------------------------------------------
Partnerre Holdings Ltd. 2                              2,500            161,050
--------------------------------------------------------------------------------
Progressive Corp. 2                                   41,900          4,140,139
--------------------------------------------------------------------------------
Protective Life Corp. 2                                4,700            198,434
--------------------------------------------------------------------------------
Prudential Financial, Inc.                            55,800          3,663,828
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc. 2                   6,600            306,966
--------------------------------------------------------------------------------
Safeco Corp.                                          23,100          1,255,254
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                   75,600          2,988,468
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc. 2                       5,700            436,506
--------------------------------------------------------------------------------
Torchmark Corp.                                        1,900             99,180

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Universal American Financial Corp. 1,2                 1,000     $       22,620
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A 2                              14,500          1,079,090
                                                                 ---------------
                                                                     75,499,447

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.4%
Countrywide Financial Corp.                          102,698          3,965,170
--------------------------------------------------------------------------------
Fannie Mae                                           172,100         10,050,640
--------------------------------------------------------------------------------
Freddie Mac                                          113,800          7,423,174
--------------------------------------------------------------------------------
Fremont General Corp. 2                               11,300            274,929
--------------------------------------------------------------------------------
MGIC Investment Corp.                                  2,100            136,962
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                5,300            206,594
--------------------------------------------------------------------------------
Radian Group, Inc.                                       700             33,054
                                                                 ---------------
                                                                     22,090,523

--------------------------------------------------------------------------------
HEALTH CARE--13.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Amgen, Inc. 1                                        116,900          7,067,774
--------------------------------------------------------------------------------
Applera Corp./
Applied Biosystems Group                              35,100            690,417
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     53,600          4,303,008
--------------------------------------------------------------------------------
Invitrogen Corp. 1,2                                   4,400            366,476
--------------------------------------------------------------------------------
Wyeth                                                128,700          5,727,150
                                                                 ---------------
                                                                     18,154,825

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Bausch & Lomb, Inc.                                    1,900            157,700
--------------------------------------------------------------------------------
Baxter International, Inc.                            92,300          3,424,330
--------------------------------------------------------------------------------
Becton, Dickinson & Co.                               88,200          4,627,854
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                             65,700          1,773,900
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1,2                         3,200            137,664
--------------------------------------------------------------------------------
Guidant Corp.                                         32,800          2,207,440
--------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                  3,800            154,432
--------------------------------------------------------------------------------
Medtronic, Inc.                                      166,600          8,628,214
                                                                 ---------------
                                                                     21,111,534

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Aetna, Inc.                                           47,800          3,958,796
--------------------------------------------------------------------------------
American Healthways, Inc. 1,2                          8,600            363,522
--------------------------------------------------------------------------------
AmerisourceBergen Corp. 2                              9,800            677,670
--------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1,2                          7,200             91,728
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                 28,600          1,646,788
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                   60,600          2,697,912
--------------------------------------------------------------------------------
CIGNA Corp.                                           50,700          5,426,421
--------------------------------------------------------------------------------
Community Health Systems, Inc. 1,2                     5,100            192,729
--------------------------------------------------------------------------------
Express Scripts, Inc. 1,2                             12,600            629,748
--------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                           5,100            236,028
--------------------------------------------------------------------------------
HCA, Inc.                                            101,000          5,723,670


                       9 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Health Net, Inc. 1                                     9,700     $      370,152
--------------------------------------------------------------------------------
Humana, Inc. 1                                        24,800            985,552
--------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                          10,300            407,983
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                     9,000            436,140
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 1,2                            13,100            535,004
--------------------------------------------------------------------------------
Manor Care, Inc.                                         100              3,973
--------------------------------------------------------------------------------
McKesson Corp.                                       101,000          4,523,790
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                        76,581          4,086,362
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1,2                   11,000            785,950
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1,2                      4,600            338,284
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                               62,600          3,334,702
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                      11,700            836,082
--------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                        3,700            199,726
--------------------------------------------------------------------------------
Triad Hospitals, Inc. 1,2                              9,900            540,936
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                             298,248         15,550,651
--------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                 4,900            304,682
--------------------------------------------------------------------------------
WellChoice, Inc. 1,2                                   8,500            590,495
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                     91,800          6,392,952
                                                                 ---------------
                                                                     61,868,428

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.9%
Abbott Laboratories                                  225,500         11,051,755
--------------------------------------------------------------------------------
Allergan, Inc.                                        23,000          1,960,520
--------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                          19,900            969,926
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co. 2                           202,400          5,055,952
--------------------------------------------------------------------------------
Eli Lilly & Co.                                       51,700          2,880,207
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                              800             31,080
--------------------------------------------------------------------------------
Johnson & Johnson                                    534,206         34,723,390
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                 10,200            323,646
--------------------------------------------------------------------------------
Merck & Co., Inc.                                    558,000         17,186,400
--------------------------------------------------------------------------------
Pfizer, Inc.                                       1,299,900         35,851,242
                                                                 ---------------
                                                                    110,034,118

--------------------------------------------------------------------------------
INDUSTRIALS--9.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.6%
Boeing Co.                                           132,500          8,745,000
--------------------------------------------------------------------------------
General Dynamics Corp.                                30,200          3,308,108
--------------------------------------------------------------------------------
Goodrich Corp.                                        15,600            638,976
--------------------------------------------------------------------------------
Honeywell International, Inc.                         73,600          2,695,968
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 95,000          6,162,650
--------------------------------------------------------------------------------
Northrop Grumman Corp.                               108,000          5,967,000
--------------------------------------------------------------------------------
Precision Castparts Corp. 2                           11,300            880,270
--------------------------------------------------------------------------------
Raytheon Co.                                          78,700          3,078,744
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                15,100            719,968
--------------------------------------------------------------------------------
United Technologies Corp.                            193,400          9,931,090
                                                                 ---------------
                                                                     42,127,774

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
FedEx Corp.                                           52,800     $    4,277,328
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                    14,800          1,023,568
                                                                 ---------------
                                                                      5,300,896

--------------------------------------------------------------------------------
AIRLINES--0.0%
Alaska Air Group, Inc. 1,2                             9,100            270,725
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
American Standard Cos., Inc.                          60,500          2,536,160
--------------------------------------------------------------------------------
Masco Corp.                                          120,200          3,817,552
--------------------------------------------------------------------------------
USG Corp. 1,2                                         12,500            531,250
                                                                 ---------------
                                                                      6,884,962

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Apollo Group, Inc., Cl. A 1                            8,800            688,336
--------------------------------------------------------------------------------
Cendant Corp.                                          3,000             67,110
--------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                           11,600            400,316
--------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                 700             43,155
--------------------------------------------------------------------------------
Equifax, Inc.                                         24,100            860,611
--------------------------------------------------------------------------------
PHH Corp. 1,2                                          5,680            146,090
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                                    12,300            535,665
--------------------------------------------------------------------------------
Republic Services, Inc.                               18,800            676,988
--------------------------------------------------------------------------------
Robert Half International, Inc. 2                        400              9,988
--------------------------------------------------------------------------------
Waste Management, Inc.                                58,600          1,660,724
                                                                 ---------------
                                                                      5,088,983

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Washington Group
International, Inc. 1,2                                5,400            276,048
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Cooper Industries Ltd., Cl. A                          2,100            134,190
--------------------------------------------------------------------------------
Emerson Electric Co.                                  43,100          2,699,353
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                             19,700            959,587
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                 3,600            101,664
                                                                 ---------------
                                                                      3,894,794

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.4%
3M Co.                                               171,300         12,384,990
--------------------------------------------------------------------------------
General Electric Co.                               1,536,600         53,243,190
--------------------------------------------------------------------------------
Textron, Inc.                                         55,500          4,209,675
                                                                 ---------------
                                                                     69,837,855

--------------------------------------------------------------------------------
MACHINERY--0.9%
Caterpillar, Inc.                                     63,500          6,052,185
--------------------------------------------------------------------------------
Deere & Co.                                            8,100            530,469
--------------------------------------------------------------------------------
Flowserve Corp. 1,2                                    4,800            145,248
--------------------------------------------------------------------------------
Harsco Corp. 2                                         4,200            229,110
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                800             63,744


                      10 | OPPENHEIMER MAIN STREET FUND/VA

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Ingersoll-Rand Co., Cl. A                             37,700     $    2,689,895
--------------------------------------------------------------------------------
ITT Industries, Inc.                                   1,000             97,630
--------------------------------------------------------------------------------
Joy Global, Inc.                                       9,700            325,823
--------------------------------------------------------------------------------
Mueller Industries, Inc. 2                             5,100            138,210
--------------------------------------------------------------------------------
Oshkosh Truck Corp. 2                                  1,700            133,076
--------------------------------------------------------------------------------
Paccar, Inc.                                          34,850          2,369,800
--------------------------------------------------------------------------------
Pall Corp. 2                                             400             12,144
--------------------------------------------------------------------------------
Terex Corp. 1,2                                       10,000            394,000
--------------------------------------------------------------------------------
Toro Co. (The) 2                                      19,300            745,173
--------------------------------------------------------------------------------
Wabash National Corp. 2                                2,000             48,460
                                                                 ---------------
                                                                     13,974,967

--------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Burlington Northern Santa Fe Corp.                   106,000          4,990,480
--------------------------------------------------------------------------------
CNF Transportation, Inc. 2                            13,200            592,680
--------------------------------------------------------------------------------
CSX Corp.                                             29,400          1,254,204
--------------------------------------------------------------------------------
Laidlaw International, Inc. 1,2                       17,800            428,980
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                65,800          2,037,168
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1,2                    16,800            391,272
--------------------------------------------------------------------------------
Yellow Roadway Corp. 1,2                              15,531            788,975
                                                                 ---------------
                                                                     10,483,759

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
GATX Corp. 2                                           9,000            310,500
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
ADTRAN, Inc. 2                                        15,400            381,766
--------------------------------------------------------------------------------
Brocade Communications
Systems, Inc. 1,2                                     94,000            364,720
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                              1,033,300         19,746,363
--------------------------------------------------------------------------------
Motorola, Inc.                                       349,900          6,389,174
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                       195,800          6,463,358
                                                                 ---------------
                                                                     33,345,381

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.1%
Apple Computer, Inc. 1                               208,100          7,660,161
--------------------------------------------------------------------------------
Dell, Inc. 1                                         554,100         21,892,491
--------------------------------------------------------------------------------
EMC Corp. 1                                          242,300          3,321,933
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                  309,400          7,273,994
--------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1,2                        2,300             88,573
--------------------------------------------------------------------------------
International Business Machines Corp.                290,000         21,518,000
--------------------------------------------------------------------------------
NCR Corp. 1                                           34,900          1,225,688
--------------------------------------------------------------------------------
Storage Technology Corp. 1                            22,000            798,380
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                             294,600          1,098,858
--------------------------------------------------------------------------------
Western Digital Corp. 1,2                             72,100            967,582
                                                                 ---------------
                                                                     65,845,660

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc. 1                          25,100     $      577,802
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A 2                               26,900          1,080,573
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1,2                               21,700            666,841
                                                                 ---------------
                                                                      2,325,216

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
EarthLink, Inc. 1,2                                   49,500            428,670
--------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                   14,300            290,147
--------------------------------------------------------------------------------
United Online, Inc. 2                                 40,100            435,486
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                     7,900            379,595
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        70,700          2,449,755
                                                                 ---------------
                                                                      3,983,653

--------------------------------------------------------------------------------
IT SERVICES--0.4%
Automatic Data Processing, Inc.                       37,700          1,582,269
--------------------------------------------------------------------------------
CheckFree Corp. 1,2                                      800             27,248
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1,2                    1,300             24,674
--------------------------------------------------------------------------------
Electronic Data Systems Corp. 2                      100,700          1,938,475
--------------------------------------------------------------------------------
First Data Corp.                                      42,400          1,701,936
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                        12,800            549,760
--------------------------------------------------------------------------------
Global Payments, Inc. 2                                1,500            101,700
                                                                 ---------------
                                                                      5,926,062

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
Analog Devices, Inc.                                   1,100             41,041
--------------------------------------------------------------------------------
Applied Materials, Inc.                              120,200          1,944,836
--------------------------------------------------------------------------------
ATMI, Inc. 1,2                                         2,000             58,020
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                1,600             56,816
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                        3,300             86,955
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                28,343            600,305
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1,2                34,900            375,175
--------------------------------------------------------------------------------
Intel Corp.                                        1,332,400         34,722,344
--------------------------------------------------------------------------------
Lam Research Corp. 1,2                                 5,400            156,276
--------------------------------------------------------------------------------
Linear Technology Corp.                               12,900            473,301
--------------------------------------------------------------------------------
Micrel, Inc. 1,2                                      15,100            173,952
--------------------------------------------------------------------------------
National Semiconductor Corp.                          24,300            535,329
--------------------------------------------------------------------------------
NVIDIA Corp. 1,2                                       2,100             56,112
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                     20,100            273,159
--------------------------------------------------------------------------------
Photronics, Inc. 1,2                                   6,400            149,376
--------------------------------------------------------------------------------
Texas Instruments, Inc.                              315,400          8,853,278
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc. 1,2                                   7,300            270,100
                                                                 ---------------
                                                                     48,826,375

--------------------------------------------------------------------------------
SOFTWARE--3.5%
Adobe Systems, Inc.                                    5,300            151,686
--------------------------------------------------------------------------------
Autodesk, Inc.                                        19,700            677,089


                      11 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Cadence Design Systems, Inc. 1,2                      19,200     $      262,272
--------------------------------------------------------------------------------
McAfee, Inc. 1                                        24,100            630,938
--------------------------------------------------------------------------------
Microsoft Corp.                                    1,578,700         39,214,908
--------------------------------------------------------------------------------
Oracle Corp. 1                                     1,005,900         13,277,880
--------------------------------------------------------------------------------
Synopsys, Inc. 1,2                                    52,400            873,508
--------------------------------------------------------------------------------
Veritas Software Corp. 1,2                            40,600            990,640
                                                                 ---------------
                                                                     56,078,921

--------------------------------------------------------------------------------
MATERIALS--2.7%
--------------------------------------------------------------------------------
CHEMICALS--2.2%
Agrium, Inc.                                          22,600            443,186
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                        36,900          2,225,070
--------------------------------------------------------------------------------
Dow Chemical Co.                                     158,700          7,066,911
--------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                         247,300         10,636,373
--------------------------------------------------------------------------------
Eastman Chemical Co.                                  19,400          1,069,910
--------------------------------------------------------------------------------
Engelhard Corp. 2                                     11,300            322,615
--------------------------------------------------------------------------------
FMC Corp. 1,2                                         11,200            628,768
--------------------------------------------------------------------------------
Monsanto Co.                                          72,700          4,570,649
--------------------------------------------------------------------------------
PPG Industries, Inc.                                  56,000          3,514,560
--------------------------------------------------------------------------------
Praxair, Inc.                                         17,700            824,820
--------------------------------------------------------------------------------
Rohm & Haas Co.                                       75,200          3,484,768
--------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 1                  1,000             71,210
--------------------------------------------------------------------------------
Valspar Corp. (The)                                    1,700             82,093
                                                                 ---------------
                                                                     34,940,933

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc. 2                                2,200            203,698
--------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B 2                         7,543            682,566
--------------------------------------------------------------------------------
Lafarge North America, Inc.                            1,500             93,660
--------------------------------------------------------------------------------
Martin Marietta Materials, Inc. 2                      7,700            532,224
--------------------------------------------------------------------------------
Vulcan Materials Co. 2                                 2,200            142,978
                                                                 ---------------
                                                                      1,655,126

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Crown Holdings, Inc. 1                                28,800            409,824
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                42,600          1,067,130
                                                                 ---------------
                                                                      1,476,954

--------------------------------------------------------------------------------
METALS & MINING--0.2%
Alcoa, Inc.                                           20,400            533,052
--------------------------------------------------------------------------------
Carpenter Technology Corp. 2                           7,800            404,040
--------------------------------------------------------------------------------
Commercial Metals Co.                                  1,800             42,876
--------------------------------------------------------------------------------
Nucor Corp.                                           13,800            629,556
--------------------------------------------------------------------------------
Phelps Dodge Corp. 2                                  11,200          1,036,000
--------------------------------------------------------------------------------
Quanex Corp.                                           6,400            339,264
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 2                        6,000            222,420

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Southern Peru Copper Corp.                               600     $       25,704
                                                                 ---------------
                                                                      3,232,912

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Georgia-Pacific Corp.                                  7,000            222,600
--------------------------------------------------------------------------------
International Paper Co.                               10,700            323,247
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                               24,300            597,294
--------------------------------------------------------------------------------
Potlatch Corp.                                         6,000            313,980
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                      11,600            738,340
                                                                 ---------------
                                                                      2,195,461

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
Alltel Corp. 2                                        34,400          2,142,432
--------------------------------------------------------------------------------
BellSouth Corp.                                      247,900          6,586,703
--------------------------------------------------------------------------------
CenturyTel, Inc. 2                                    32,400          1,122,012
--------------------------------------------------------------------------------
SBC Communications, Inc.                             313,800          7,452,750
--------------------------------------------------------------------------------
Sprint Corp.                                          47,900          1,201,811
--------------------------------------------------------------------------------
Verizon Communications, Inc.                         587,056         20,282,785
                                                                 ---------------
                                                                     38,788,493

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
AT&T Corp.                                           210,000          3,998,400
--------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 1                 299,900          9,689,769
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.,
Special Shares                                         1,100             42,174
                                                                 ---------------
                                                                     13,730,343

--------------------------------------------------------------------------------
UTILITIES--3.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.2%
American Electric Power Co., Inc. 2                  124,500          4,590,315
--------------------------------------------------------------------------------
Cinergy Corp.                                          8,400            376,488
--------------------------------------------------------------------------------
CMS Energy Corp. 1,2                                  21,400            322,284
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                      27,700          1,598,013
--------------------------------------------------------------------------------
Dominion Resources, Inc.                              46,100          3,383,279
--------------------------------------------------------------------------------
Duke Energy Corp.                                    155,700          4,628,961
--------------------------------------------------------------------------------
Edison International, Inc.                           127,700          5,178,235
--------------------------------------------------------------------------------
Entergy Corp.                                         39,600          2,991,780
--------------------------------------------------------------------------------
Exelon Corp.                                         128,900          6,616,437
--------------------------------------------------------------------------------
FirstEnergy Corp.                                     34,400          1,654,984
--------------------------------------------------------------------------------
FPL Group, Inc.                                       82,500          3,469,950
--------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                  14,100            530,160
--------------------------------------------------------------------------------
PG&E Corp.                                           117,300          4,403,442
--------------------------------------------------------------------------------
PPL Corp.                                             19,900          1,181,662
--------------------------------------------------------------------------------
Progress Energy, Inc.                                  7,100            321,204
--------------------------------------------------------------------------------
Progress Energy, Inc.,
Contingent Value Obligation 1,3                       32,000              4,320


                      12 | OPPENHEIMER MAIN STREET FUND/VA

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Public Service Enterprise Group, Inc.                 62,200     $    3,783,004
--------------------------------------------------------------------------------
Southern Co. 2                                        34,000          1,178,780
--------------------------------------------------------------------------------
TXU Corp.                                             48,100          3,996,629
--------------------------------------------------------------------------------
Wisconsin Energy Corp. 2                               3,000            117,000
                                                                 ---------------
                                                                     50,326,927

--------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Atmos Energy Corp.                                    19,200            552,960
--------------------------------------------------------------------------------
Energen Corp.                                            400             14,020
--------------------------------------------------------------------------------
ONEOK, Inc. 2                                         11,100            362,415
--------------------------------------------------------------------------------
Sempra Energy                                         63,200          2,610,792
                                                                 ---------------
                                                                      3,540,187

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Energy East Corp. 2                                    6,400            185,472
                                                                 ---------------

Total Common Stocks
(Cost $1,370,673,834)                                             1,572,241,249

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend
Equalization Preferred Shares 1,3
(Cost $0)                                              6,000                 30

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1                31,900              5,742
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts.,
Exp. 12/10/07 1                                        4,837              3,724
                                                                 ---------------
Total Rights, Warrants and Certificates
(Cost $0)                                                                 9,466

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.0%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $500,452)                          $    500,452            500,452

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
--------------------------------------------------------------------------------
Undivided interest of 0.82% in joint
repurchase agreement (Principal Amount/Value
$1,234,399,000, with a maturity value of
$1,234,508,724) with UBS Warburg LLC, 3.20%,
dated 6/30/05, to be repurchased at
$10,139,901 on 7/1/05, collateralized by
Federal Home Loan Mortgage Corp., 5.50%,
2/1/35, with a value of $1,260,871,334
(Cost $10,139,000)                                10,139,000         10,139,000
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $1,381,313,286)                     1,582,890,197

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--6.4%
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.1%
Trust Money Market Securities,
Series A-2, 3.295%, 7/15/05 4                   $  1,000,000     $    1,000,000
--------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.1%
Allstate Life Insurance,
3.301%, 7/1/05 4                                   1,000,000          1,000,000
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.0%
Undivided interest of 0.30% in joint
repurchase agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,386,667) with Nomura Securities,
3.48%, dated 6/30/05, to be repurchased at
$12,098,331 on 7/1/05, collateralized by U.S.
Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value
of $4,160,000,001 4                               12,097,162         12,097,162
--------------------------------------------------------------------------------
Undivided interest of 2.10% in joint
repurchase agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,385,278) with Nomura Securities,
3.4675%, dated 6/30/05, to be repurchased at
$84,008,091 on 7/1/05, collateralized by U.S.
Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value
of $4,160,000,001 4                               84,000,000         84,000,000
                                                                 ---------------
                                                                     96,097,162

--------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.2%
Bear Stearns, 3.618%, 7/1/05 4                     3,500,000          3,500,000
                                                                 ---------------
Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $101,597,162)                                                 101,597,162

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,482,910,448)                                  105.3%     1,684,487,359
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                         (5.3)       (84,519,205)
                                                --------------------------------
NET ASSETS                                             100.0%    $1,599,968,154
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security--See Note 7 of Notes to Financial
Statements.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $4,350, which represents less than 0.005% of the Fund's net assets. See
Note 6 of Notes to Financial Statements.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      13 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $99,458,456) (cost $1,482,910,448)
--see accompanying statement of investments                                                  $ 1,684,487,359
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                12,642,833
Investments sold                                                                                   5,476,496
Interest and dividends                                                                             1,834,211
Other                                                                                                 22,077
                                                                                             ----------------
Total assets                                                                                   1,704,462,976

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                       101,597,162
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                              1,508,186
Shares of beneficial interest redeemed                                                             1,021,889
Distribution and service plan fees                                                                   261,068
Shareholder communications                                                                            58,523
Trustees' compensation                                                                                24,309
Transfer and shareholder servicing agent fees                                                          1,795
Other                                                                                                 21,890
                                                                                             ----------------
Total liabilities                                                                                104,494,822

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 1,599,968,154
                                                                                             ================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $        78,325
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     1,613,310,479
-------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  9,317,386
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                  (224,315,182)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                    201,577,146
                                                                                             ----------------
NET ASSETS                                                                                   $ 1,599,968,154
                                                                                             ================

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,142,184,981 and 55,818,320 shares of beneficial interest
outstanding)                                                                                 $         20.46
-------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $457,783,173 and 22,507,334 shares of beneficial interest
outstanding)                                                                                 $         20.34

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      14 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $11,785)                                      $    14,707,932
-------------------------------------------------------------------------------------------------------------
Interest                                                                                             185,041
-------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                               115,428
                                                                                             ----------------
Total investment income                                                                           15,008,401

-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
Management fees                                                                                    5,108,313
-------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                   464,827
-------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                     5,387
Service shares                                                                                         5,150
-------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                    31,821
Service shares                                                                                        10,756
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                13,764
-------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                            9,730
-------------------------------------------------------------------------------------------------------------
Other                                                                                                 36,724
                                                                                             ----------------
Total expenses                                                                                     5,686,472
Less reduction to custodian expenses                                                                    (498)
                                                                                             ----------------
Net expenses                                                                                       5,685,974

-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              9,322,427

-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                        2,070,896
Foreign currency transactions                                                                        105,744
                                                                                             ----------------
Net realized gain                                                                                  2,176,640
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                      (19,497,366)
Translation of assets and liabilities denominated in foreign currencies                             (198,916)
                                                                                             ----------------
Net change in unrealized appreciation                                                            (19,696,282)

-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $    (8,197,215)
                                                                                             ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      15 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS               YEAR
                                                                                     ENDED              ENDED
                                                                             JUNE 30, 2005       DECEMBER 31,
                                                                               (UNAUDITED)               2004
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                      $     9,322,427    $    20,357,629
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                2,176,640        111,199,320
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                          (19,696,282)         4,618,002
                                                                           -----------------------------------
Net increase (decrease) in net assets resulting from operations                 (8,197,215)       136,174,951

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                             (16,043,833)       (10,373,133)
Service shares                                                                  (4,680,411)        (1,403,577)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                             (73,824,022)       (73,484,963)
Service shares                                                                  90,920,784        179,202,879

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                      (11,824,697)       230,116,157
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                          1,611,792,851      1,381,676,694
                                                                           -----------------------------------
End of period (including accumulated net investment income of $9,317,386
and $20,719,203, respectively)                                             $ 1,599,968,154    $ 1,611,792,851
                                                                           ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      16 | OPPENHEIMER MAIN STREET FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                       ENDED
                                         JUNE 30, 2005                                                                DECEMBER 31,
NON-SERVICE SHARES                         (UNAUDITED)           2004           2003           2002          2001             2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    20.84     $    19.20     $    15.32     $    18.99     $    21.26      $    24.63
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .13 1          .27 1          .18            .16            .13             .10
Net realized and unrealized gain (loss)           (.23)          1.53           3.86          (3.70)         (2.29)          (2.14)
                                            ----------------------------------------------------------------------------------------
Total from investment operations                  (.10)          1.80           4.04          (3.54)         (2.16)          (2.04)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
 shareholders:
Dividends from net investment income              (.28)          (.16)          (.16)          (.13)          (.11)           (.09)
Distributions from net realized gain                --             --             --             --             --           (1.24)
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions to
 shareholders                                     (.28)          (.16)          (.16)          (.13)          (.11)          (1.33)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    20.46     $    20.84     $    19.20     $    15.32     $    18.99      $    21.26
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               (0.49)%         9.46%         26.72%        (18.80)%       (10.16)%         (8.78)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $1,142,185     $1,238,948     $1,214,960     $  890,740     $1,074,945      $1,009,823
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $1,175,481     $1,216,081     $1,003,396     $  999,275     $1,028,913      $  809,662
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             1.25%          1.39%          1.10%          0.94%          0.73%           0.69%
Total expenses                                    0.67% 4        0.67% 4        0.70% 4        0.69% 4        0.73% 4         0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             47%            82%            85%            98%           69%             63%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      17 | OPPENHEIMER MAIN STREET FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2005                                                               DECEMBER 31,
SERVICE SHARES                             (UNAUDITED)           2004           2003           2002          2001          2000 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    20.70     $    19.10     $    15.26     $    18.95     $    21.24     $    24.04
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .10 2          .25 2          .14            .13           .14             .02
Net realized and unrealized gain (loss)           (.22)          1.49           3.85          (3.70)        (2.32)          (2.82)
                                            ---------------------------------------------------------------------------------------
Total investment operations                       (.12)          1.74           3.99          (3.57)        (2.18)          (2.80)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
 shareholders:
Dividends from net investment income              (.24)          (.14)          (.15)          (.12)         (.11)             --
Distributions from net realized gain                --             --             --             --            --              --
                                            ---------------------------------------------------------------------------------------
Total dividends and/or distributions to
 shareholders                                     (.24)          (.14)          (.15)          (.12)         (.11)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    20.34     $    20.70     $    19.10     $    15.26     $    18.95     $    21.24
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               (0.57)%         9.15%         26.44%        (18.99)%      (10.27)%        (11.61)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  457,783     $  372,845     $  166,717     $   51,929     $   21,545     $    1,698
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  401,272     $  262,660     $   98,210     $   34,604     $   10,306     $      543
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             1.02%          1.30%          0.83%          0.87%         0.66%           0.50%
Total expenses                                    0.90% 5        0.92% 5        0.96% 5        0.84% 5       0.88% 5         0.88%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             47%            82%            85%            98%           69%             63%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund/VA (the Fund), is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                      19 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $208,629,766. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Fund will utilize $2,176,640 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Fund utilized $114,232,007 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2004, the Fund had available for federal income tax purposes post-October losses of $2,020,771 and unused capital loss carryforwards as follows:

                      EXPIRING
                      ---------------------------------
                      2009                $  55,468,376
                      2010                  126,747,906
                      2011                   26,569,353
                                          -------------
                      Total               $ 208,785,635
                                          =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                      20 | OPPENHEIMER MAIN STREET FUND/VA

-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

-------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED JUNE 30, 2005        YEAR ENDED DECEMBER 31, 2004
                                                   SHARES             AMOUNT           SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                            2,466,841      $  50,150,750       11,955,294      $ 233,322,256
Dividends and/or distributions reinvested         783,008         16,043,833          536,356         10,373,133
Redeemed                                       (6,884,311)      (140,018,605)     (16,312,427)      (317,180,352)
                                              -------------------------------------------------------------------
Net decrease                                   (3,634,462)     $ (73,824,022)      (3,820,777)     $ (73,484,963)
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            4,894,492      $  98,894,460       10,163,617      $ 196,313,963
Dividends and/or distributions reinvested         229,657          4,680,411           72,875          1,403,577
Redeemed                                         (624,605)       (12,654,087)        (955,303)       (18,514,661)
                                              -------------------------------------------------------------------
Net increase                                    4,499,544      $  90,920,784        9,281,189      $ 179,202,879
                                              ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $729,760,331 and $732,260,845, respectively.


                      21 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $10,490 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class per annum for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2005, the Fund had no outstanding foreign currency contracts.


                      22 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $99,458,456. Collateral of $101,597,162 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      23 | OPPENHEIMER MAIN STREET FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      24 | OPPENHEIMER MAIN STREET FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Nikolaos D. Monoyios and Marc Reinganum and the Manager's Equity Growth investment team and analysts. The Fund's portfolio is managed by Mr. Monoyios and Mr. Reinganum who have been primarily responsible for the day-to-day management of the Fund's investments since May 1999 and October 2003, respectively. Mr. Monoyios is a Certified Financial Analyst and has been a Senior Vice President of the Manager since October 2003. He is an officer of other portfolios in the OppenheimerFunds complex. Mr. Reinganum is a Vice President of the Fund and of the Manager and an officer and portfolio manager of other Oppenheimer funds. Mr. Monoyios has had over 27 years of experience and Mr. Reinganum has had over 25 years of experience managing equity investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year, three-year and five-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap core funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's management fees and total expenses are both lower than its peer group average. In addition, the Board evaluated the comparability of


                      25 | OPPENHEIMER MAIN STREET FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced moderate asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                      26 | OPPENHEIMER MAIN STREET FUND/VA

MONEY FUND/VA
SEMIANNUAL REPORT
JUNE 30, 2005

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
                            BEGINNING          ENDING             EXPENSES
                            ACCOUNT            ACCOUNT            PAID DURING
                            VALUE              VALUE              6 MONTHS ENDED
                            (1/1/05)           (6/30/05)          JUNE 30, 2005
--------------------------------------------------------------------------------
Actual                      $1,000.00          $1,011.50          $2.39
--------------------------------------------------------------------------------
Hypothetical                 1,000.00           1,022.42           2.40

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2005 is as follows:

EXPENSE RATIO
-------------
    0.48%
--------------------------------------------------------------------------------


            5 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.8%
--------------------------------------------------------------------------------
Barclays Bank plc, New York:
3.19%, 8/12/05                                     $  2,000,000    $  2,000,000
3.245%, 8/26/05                                       3,000,000       3,000,000
--------------------------------------------------------------------------------
HBOS Treasury Services, New York:
3.27%, 9/2/05                                         1,800,000       1,800,000
3.39%, 9/20/05                                        2,000,000       2,000,000
--------------------------------------------------------------------------------
Suntrust Bank, 3.38%, 9/1/05                          5,000,000       5,000,000
--------------------------------------------------------------------------------
Svenska Handelsbanken NY,
3.39%, 9/8/05                                         4,917,000       4,917,000
--------------------------------------------------------------------------------
Toronto Dominion Bank,
New York, 3.37%, 9/23/05                              5,000,000       5,000,000
--------------------------------------------------------------------------------
UBS AG Stamford CT, 3.25%, 8/19/05                    5,000,000       5,000,000
--------------------------------------------------------------------------------
Washington Mutual Bank FA,
3.21%, 8/16/05                                        3,000,000       3,000,018
                                                                   -------------
Total Certificates of Deposit (Cost $31,717,018)                     31,717,018

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--10.6%
--------------------------------------------------------------------------------
DnB NOR Bank ASA, 3.16%, 8/5/05                       1,800,000       1,794,479
--------------------------------------------------------------------------------
Governor & Co. of the Bank of
Ireland, 3.05%, 7/6/05 1                              1,825,000       1,824,227
--------------------------------------------------------------------------------
LaSalle Bank NA, 3.13%, 7/21/05                       3,000,000       3,000,000
--------------------------------------------------------------------------------
Nordea North America, Inc.:
3.21%, 8/25/05                                        2,500,000       2,487,740
3.405%, 9/28/05                                       2,800,000       2,776,430
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB:
3.045%, 7/1/05 1                                      2,000,000       2,000,000
3.10%, 7/18/05 1                                        650,000         649,048
3.40%, 9/16/05 1                                      2,650,000       2,630,729
--------------------------------------------------------------------------------
Societe Generale North America,
3.15%, 8/10/05                                        1,600,000       1,594,400
                                                                   -------------
Total Direct Bank Obligations
(Cost $18,757,053)                                                   18,757,053

--------------------------------------------------------------------------------
LETTERS OF CREDIT--2.1%
--------------------------------------------------------------------------------
Chase Manhattan Bank,
guaranteeing commercial paper
of NATC California LLC, 3.07%,
7/19/05 (Cost $3,764,213)                             3,770,000       3,764,213

--------------------------------------------------------------------------------
SHORT-TERM NOTES--69.0%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--20.9%
Cable Beach LP, 3.12%, 7/14/05 1                      3,000,000       2,996,625
--------------------------------------------------------------------------------
Chesham Finance LLC:
3.13%, 7/18/05 1                                      2,000,000       1,997,044
3.46%, 7/1/05 1                                       1,300,000       1,300,000
--------------------------------------------------------------------------------
FCAR Owner Trust I, 3.04%, 7/8/05                     2,500,000       2,498,522
--------------------------------------------------------------------------------
FCAR Owner Trust II, 3.39%, 9/14/05                   2,000,000       1,985,875
--------------------------------------------------------------------------------
GOVCO, Inc.:
3.11%, 7/25/05 1                                      1,615,000       1,611,652
3.115%, 7/28/05 1                                     3,000,000       2,992,980

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Lexington Parker Capital Co. LLC:
3.055%, 7/6/05 1                                   $  3,000,000    $  2,998,727
3.14%, 7/26/05 1                                      2,000,000       1,995,639
--------------------------------------------------------------------------------
Neptune Funding Corp., 3.42%,
9/23/05 1                                             2,000,000       1,984,040
--------------------------------------------------------------------------------
New Center Asset Trust, 3.27%,
8/24/05                                               2,800,000       2,786,266
--------------------------------------------------------------------------------
Solitaire Funding LLC:
3.34%, 9/16/05 1                                      2,000,000       1,985,712
3.35%, 9/8/05 1                                       2,000,000       1,987,158
--------------------------------------------------------------------------------
Thornburg Mortgage Capital
Resources, 3.19%, 7/22/05 1                           3,500,000       3,493,487
--------------------------------------------------------------------------------
Victory Receivables Corp.:
3.27%, 7/25/05 1                                      2,505,000       2,499,539
3.38%, 9/21/05 1                                      2,000,000       1,984,602
                                                                   -------------
                                                                     37,097,868

--------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Ande Chevrolet Olds, Inc.,
3.49%, 7/3/05 2                                       2,000,000       2,000,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--16.6%
Banc of America Securities LLC,
3.28%, 7/1/05 2                                       5,000,000       5,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
3.04%, 7/11/05                                        3,000,000       2,997,467
3.691%, 7/15/05 2                                     2,000,000       2,000,406
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc., 3.13%, 8/3/05                         5,000,000       4,985,654
--------------------------------------------------------------------------------
First Clearing LLC, 3.37%, 7/1/05 2                   6,000,000       6,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 3.50%,
12/15/05 2                                            5,000,000       5,000,000
--------------------------------------------------------------------------------
Morgan Stanley, 3.28%, 8/18/05                        3,500,000       3,484,693
                                                                   -------------
                                                                     29,468,220

--------------------------------------------------------------------------------
CONSUMER FINANCE--2.6%
American Express Credit Corp.:
3.12%, 8/2/05                                         2,715,000       2,707,470
3.15%, 8/8/05                                         2,000,000       1,993,350
                                                                   -------------
                                                                      4,700,820

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.2%
General Electric Capital Corp.:
3.04%, 7/11/05                                        1,672,000       1,670,588
3.38%, 9/26/05                                        1,800,000       1,785,297
--------------------------------------------------------------------------------
General Electric Capital Services,
3.24%, 8/31/05                                        2,600,000       2,585,726
--------------------------------------------------------------------------------
HSBC Finance Corp., 3.35%, 9/16/05                    5,000,000       4,964,174
                                                                   -------------
                                                                     11,005,785


            6 | OPPENHEIMER MONEY FUND/VA

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Alta Mira LLC, Series 2004, 3.44%,
7/1/05 2                                           $  2,250,000    $  2,250,000
--------------------------------------------------------------------------------
INSURANCE--10.4%
Jackson National Life Global
Funding, Series 2004-6, 3.26%,
7/15/05 2,3                                           2,500,000       2,500,000
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
Series 2003-5, 3.28%, 7/15/05 2,3                     4,000,000       4,000,000
--------------------------------------------------------------------------------
Prudential Insurance Co. of
America, 3.14%, 7/1/05 2                              3,000,000       3,000,000
--------------------------------------------------------------------------------
Security Life of Denver Insurance
Co., 3.40%, 7/23/05 2                                 5,000,000       5,000,000
--------------------------------------------------------------------------------
United of Omaha Life Insurance
Co., 3.21%, 11/17/05 2,3                              4,000,000       4,000,000
                                                                   -------------
                                                                     18,500,000

--------------------------------------------------------------------------------
LEASING & FACTORING--1.1%
Toyota Motor Credit Corp.,
3.36%, 9/22/05                                        2,000,000       1,984,507
--------------------------------------------------------------------------------
MUNICIPAL--0.4%
Hayward, CA Multifamily Housing
Revenue Bonds, Lord Tennyson
Apts., 3.70%, 7/1/05 2                                  710,000         710,000
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--8.4%
Blue Spice LLC, 3.08%, 7/22/05 1                      2,000,000       1,996,407
--------------------------------------------------------------------------------
Cooperative Assn. of Tractor
Dealers, Inc., Series B, 3.20%, 8/8/05                1,000,000         996,622
--------------------------------------------------------------------------------
LINKS Finance LLC, 3.17%, 12/15/05 2,4                3,000,000       2,999,588
--------------------------------------------------------------------------------
Parkland (USA) LLC, 3.24%, 7/18/05 2,4                3,000,000       2,999,835
--------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM,
3.28%, 7/22/05 2                                      1,000,000       1,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
3.17%, 8/4/05 1                                       2,000,000       1,994,012
3.17%, 12/15/05 2,4                                   2,900,000       2,899,617
                                                                   -------------
                                                                     14,886,081
                                                                   -------------
Total Short-Term Notes (Cost $122,603,281)                          122,603,281

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.1%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $259,121)                             $    259,121    $    259,121

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $177,100,686)                                        99.6%    177,100,686
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                             0.4         682,895
                                                   -----------------------------
NET ASSETS                                                100.0%   $177,783,581
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $40,921,628, or 23.02% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $10,500,000, which represents 5.91% of the Fund's net assets. See Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,899,040 or 5.01% of the Fund's net assets as of June 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            7 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $177,100,686)--see accompanying statement of investments      $177,100,686
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                             848,604
Interest                                                                                       174,720
Other                                                                                            5,129
                                                                                          -------------
Total assets                                                                               178,129,139

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                         167,673
Dividends                                                                                      146,877
Shareholder communications                                                                      16,406
Trustees' compensation                                                                           4,989
Transfer and shareholder servicing agent fees                                                      871
Other                                                                                            8,742
                                                                                          -------------
Total liabilities                                                                              345,558

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $177,783,581
                                                                                          =============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $    177,750
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 177,599,882
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                     5,949
                                                                                          -------------
NET ASSETS--applicable to 177,749,862 shares of beneficial interest outstanding           $177,783,581
                                                                                          =============

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                  $       1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            8 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest                                                                                  $  2,628,013

-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                                426,016
-------------------------------------------------------------------------------------------------------
Shareholder communications                                                                       7,511
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                    5,080
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      3,748
-------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           2,577
-------------------------------------------------------------------------------------------------------
Other                                                                                           10,850
                                                                                          -------------
Total expenses                                                                                 455,782
Less reduction to custodian expenses                                                            (1,058)
                                                                                          -------------
Net expenses                                                                                   454,724

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        2,173,289

-------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                 6,151

-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $  2,179,440
                                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            9 | OPPENHEIMER MONEY FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         SIX MONTHS            YEAR
                                                                                              ENDED           ENDED
                                                                                      JUNE 30, 2005    DECEMBER 31,
                                                                                        (UNAUDITED)            2004
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $   2,173,289   $   2,111,137
--------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                             6,151             481
                                                                                      ------------------------------
Net increase in net assets resulting from operations                                      2,179,440       2,111,618

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                     (2,173,289)     (2,111,137)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions              (18,725,393)    (41,110,557)

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total decrease                                                                          (18,719,242)    (41,110,076)
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     196,502,823     237,612,899
                                                                                      ------------------------------
End of period                                                                         $ 177,783,581   $ 196,502,823
                                                                                      ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            10 | OPPENHEIMER MONEY FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                     YEAR
                                                   ENDED                                                                    ENDED
                                           JUNE 30, 2005                                                             DECEMBER 31,
                                             (UNAUDITED)          2004          2003          2002          2001             2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $        1.00     $    1.00     $    1.00     $    1.00     $    1.00     $       1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain              .01 1         .01 1         .01           .01           .04              .06
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
 to shareholders:
Dividends from net investment income                (.01)         (.01)         (.01)         (.01)         (.04)            (.06)
Dividends from net realized gain                      --            --            --            -- 2          --               --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
 to shareholders                                    (.01)         (.01)         (.01)         (.01)         (.04)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $        1.00     $    1.00     $    1.00     $    1.00     $    1.00     $       1.00
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                      1.15%         0.98%         0.79%         1.47%         3.85%            6.26%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $     177,784     $ 196,503     $ 237,613     $ 379,969     $ 370,229     $    215,771
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $     190,805     $ 218,243     $ 316,096     $ 386,457     $ 288,106     $    204,586
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               2.30%         0.97%         0.80%         1.46%         3.59%            5.98%
Total expenses                                      0.48% 5       0.48% 5       0.47% 5       0.47% 5       0.52% 5          0.51% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            11 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      Shares of the Fund are only sold to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had no estimated unused capital loss carryforwards available for federal income tax purposes. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Fund will utilize $202 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004 the Fund utilized $481 of capital loss carryforward to offset realized capital gains in that fiscal year.

As of December 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                 EXPIRING
                 ------------------------
                 2011                $202

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder


            12 | OPPENHEIMER MONEY FUND/VA
redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED JUNE 30, 2005        YEAR ENDED DECEMBER 31, 2004
                                                   SHARES             AMOUNT           SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold                                           71,301,549      $  71,301,549      135,559,970      $ 135,559,970
Dividends and/or distributions reinvested       2,139,349          2,139,349        2,042,069          2,042,069
Redeemed                                      (92,166,291)       (92,166,291)    (178,712,596)      (178,712,596)
                                            ---------------------------------------------------------------------
Net decrease                                  (18,725,393)     $ (18,725,393)     (41,110,557)     $ (41,110,557)
                                            =====================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $5,053 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


            13 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            14 | OPPENHEIMER MONEY FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            15 | OPPENHEIMER MONEY FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Carol E. Wolf and Barry D. Weiss and the Manager's money market investment team and analysts. The Fund's portfolio is managed by Ms. Wolf and Mr. Weiss, who have been primarily responsible for the day-to-day management of the Fund's investments since July 1998 and July 2001, respectively. Ms. Wolf has been a Senior Vice President of the Manager since June 2000 and of HarbourView Asset Management Corporation since June 2003. She is an officer of other portfolios in the OppenheimerFunds complex. Mr. Weiss has been a Vice President of the Manager since July 2001 and of HarbourView Asset Management Corporation since June 2003. He is also an officer of other portfolios in the OppenheimerFunds complex. Ms. Wolf has had over 21 years of experience and Mr. Weiss has had over five years of experience managing money market investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other money market funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.


            16 | OPPENHEIMER MONEY FUND/VA

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other money market funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's actual management fees are higher than its peer group average although its total expenses are lower than its peer group average.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced any recent asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


            17 | OPPENHEIMER MONEY FUND/VA

BALANCED FUND/VA
SEMIANNUAL REPORT
JUNE 30, 2005

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                  BEGINNING      ENDING        EXPENSES
                                  ACCOUNT        ACCOUNT       PAID DURING
                                  VALUE          VALUE         6 MONTHS ENDED
                                  (1/1/05)       (6/30/05)     JUNE 30, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual         $1,000.00      $1,015.20     $3.70
--------------------------------------------------------------------------------
Non-Service shares Hypothetical    1,000.00       1,021.12      3.72
--------------------------------------------------------------------------------
Service shares Actual              1,000.00       1,013.50      5.00
--------------------------------------------------------------------------------
Service shares Hypothetical        1,000.00       1,019.84      5.02

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS                   EXPENSE RATIOS
--------------------------------------
Non-Service shares           0.74%
--------------------------------------
Service shares               1.00
--------------------------------------------------------------------------------


                        5 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--51.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.4%
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
WCI Communities, Inc. 1                                65,500    $    2,097,965
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
IAC/InterActiveCorp 1                                  97,400         2,342,470
--------------------------------------------------------------------------------
MEDIA--6.4%
Liberty Global, Inc., Series A 1                      403,421        18,827,658
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                          1,516,100        15,449,059
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                   124,000         3,970,480
                                                                 ---------------
                                                                     38,247,197

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The)                                        77,400         1,528,650
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.8%
--------------------------------------------------------------------------------
BEVERAGES--1.0%
Constellation Brands, Inc., Cl. A 1                   198,200         5,846,900
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Tyson Foods, Inc., Cl. A                              220,000         3,916,000
--------------------------------------------------------------------------------
TOBACCO--2.2%
Altria Group, Inc.                                    199,600        12,906,136
--------------------------------------------------------------------------------
ENERGY--4.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Halliburton Co.                                        69,100         3,304,362
--------------------------------------------------------------------------------
OIL & GAS--3.9%
BP plc, ADR                                            47,400         2,956,812
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                    32,800         2,728,960
--------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                 166,800         6,118,007
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                     76,000         3,504,435
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                 129,600         4,855,240
--------------------------------------------------------------------------------
Total SA, B Shares                                      1,600           374,693
--------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                         22,500         2,629,125
                                                                 ---------------
                                                                     23,167,272

--------------------------------------------------------------------------------
FINANCIALS--9.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
UBS AG                                                 23,559         1,838,393
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.5%
Bank of America Corp.                                  66,568         3,036,166
--------------------------------------------------------------------------------
Wachovia Corp.                                         57,515         2,852,744
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      51,400         3,165,212
                                                                 ---------------
                                                                      9,054,122

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
Alliance Capital Management
Holding LP                                             36,800         1,720,032
--------------------------------------------------------------------------------
Capital One Financial Corp.                            63,800         5,104,638
--------------------------------------------------------------------------------
Citigroup, Inc.                                       154,400         7,137,912
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   94,600         3,341,272

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Lehman Brothers Holdings, Inc.                         47,600    $    4,725,728
--------------------------------------------------------------------------------
Morgan Stanley                                         32,600         1,710,522
                                                                 ---------------
                                                                     23,740,104

--------------------------------------------------------------------------------
INSURANCE--2.2%
American International Group, Inc.                     30,200         1,754,620
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                  69,500         1,623,520
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                  33,200         3,087,600
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                       209,500         6,333,185
                                                                 ---------------
                                                                     12,798,925

--------------------------------------------------------------------------------
REAL ESTATE--0.4%
Host Marriott Corp.                                   132,100         2,311,750
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Countrywide Financial Corp.                            80,100         3,092,661
--------------------------------------------------------------------------------
Freddie Mac                                            35,100         2,289,573
                                                                 ---------------
                                                                      5,382,234

--------------------------------------------------------------------------------
HEALTH CARE--6.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
MedImmune, Inc. 1                                     115,800         3,094,176
--------------------------------------------------------------------------------
Wyeth                                                 102,300         4,552,350
                                                                 ---------------
                                                                      7,646,526

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Beckman Coulter, Inc.                                  57,300         3,642,561
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Manor Care, Inc.                                       44,800         1,779,904
--------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                              251,900         3,083,256
                                                                 ---------------
                                                                      4,863,160

--------------------------------------------------------------------------------
PHARMACEUTICALS--3.4%
GlaxoSmithKline plc, ADR                               82,400         3,997,224
--------------------------------------------------------------------------------
Pfizer, Inc.                                          195,300         5,386,374
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                 74,400         3,049,656
--------------------------------------------------------------------------------
Schering-Plough Corp. 2                               164,800         3,141,088
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                        160,600         4,747,336
                                                                 ---------------
                                                                     20,321,678

--------------------------------------------------------------------------------
INDUSTRIALS--6.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.0%
Empresa Brasileira de Aeronautica
SA, ADR                                               101,400         3,353,298
--------------------------------------------------------------------------------
Honeywell International, Inc.                         248,400         9,098,892
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                              680,864         6,740,554
--------------------------------------------------------------------------------
Raytheon Co.                                          114,600         4,483,152
                                                                 ---------------
                                                                     23,675,896


                        6 | OPPENHEIMER BALANCED FUND/VA

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.5%
Cendant Corp.                                         621,400    $   13,900,718
--------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                            54,500           695,965
                                                                 ---------------
                                                                     14,596,683

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
GrafTech International Ltd. 1                         164,200           706,060
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Ltd.                                46,800         1,366,560
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.6%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.8%
Hewlett-Packard Co.                                   136,700         3,213,817
--------------------------------------------------------------------------------
International Business Machines Corp.                 103,500         7,679,700
                                                                 ---------------
                                                                     10,893,517

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Flextronics International Ltd. 1,3                    327,200         4,322,312
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Net2Phone, Inc. 1                                     481,500           871,515
--------------------------------------------------------------------------------
IT SERVICES--0.4%
CSG Systems International, Inc. 1                     108,800         2,065,024
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.5%
Freescale Semiconductor, Inc., Cl. A 1                266,100         5,590,761
--------------------------------------------------------------------------------
Intel Corp.                                           121,000         3,153,260
                                                                 ---------------
                                                                      8,744,021

--------------------------------------------------------------------------------
SOFTWARE--5.1%
Compuware Corp. 1                                     240,600         1,729,914
--------------------------------------------------------------------------------
Microsoft Corp.                                       290,000         7,203,600
--------------------------------------------------------------------------------
Novell, Inc. 1                                        627,700         3,891,740
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                      162,400         2,707,208
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                 587,550        14,953,148
                                                                 ---------------
                                                                     30,485,610

--------------------------------------------------------------------------------
MATERIALS--1.1%
--------------------------------------------------------------------------------
CHEMICALS--0.4%
Praxair, Inc.                                          55,400         2,581,640
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,4                               18               666
                                                                 ---------------
                                                                      2,582,306

--------------------------------------------------------------------------------
METALS & MINING--0.5%
Companhia Vale do Rio Doce,
Sponsored ADR                                         108,900         2,766,060
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc.                                          31,700         1,026,129
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
IDT Corp., Cl. B 1                                    494,600         6,508,936
--------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1,4                     375,000                --
                                                                 ---------------
                                                                      6,508,936

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--1.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
AES Corp. (The) 1                                     366,800    $    6,008,184
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                245,000         3,033,100
                                                                 ---------------
                                                                      9,041,284
                                                                 ---------------
Total Common Stocks (Cost $224,339,688)                             304,608,318

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                2,593                26
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts.,
Exp. 12/10/07 1                                         8,881             6,838
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 1,4                                          31                65
                                                                 ---------------
Total Rights, Warrants and Certificates
(Cost $38,932)                                                            6,929

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.2%
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series
2005-1A, Cl. A2, 3.32%, 4/20/08 4,5             $     370,000           369,445
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%,
10/25/06                                              384,190           383,534
Series 2005-A, Cl. A2, 3.65%,
12/26/07                                            1,420,000         1,419,556
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09               1,270,000         1,258,214
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                600,000           600,186
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%,
4/25/20 4                                             378,235           376,051
Series 2005-B, Cl. AF1, 4.02%,
3/26/35 4                                             403,429           402,679
Series 2005-C, Cl. AF1, 4.196%,
6/25/35 4                                             880,000           879,450
--------------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-1, Cl. 1A3, 3.14%,
7/25/23                                                70,838            70,715
Series 2003-5, Cl. 1A2, 2.451%,
11/25/18                                              231,483           230,606
Series 2004-1, Cl. 1A2, 2.427%,
6/25/19                                               560,000           557,274


                        7 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%,
9/15/08                                         $     177,230    $      177,681
Series 2005-A, Cl. A2, 3.72%,
12/15/07                                            1,020,000         1,018,266
--------------------------------------------------------------------------------
CIT Equipment Collateral,
Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2,
2.66%, 11/20/06 4                                     900,000           895,373
--------------------------------------------------------------------------------
Citibank Credit Card Issuance
Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%,
6/16/08                                             1,180,000         1,199,572
Series 2003-C4, Cl. C4, 5%, 6/10/15                   180,000           183,470
--------------------------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity Collateralized
Mtg. Obligations, Series 2003-3,
Cl. AF1, 3.434%, 8/25/33 5                             52,078            52,111
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.684%,
2/25/33 5                                              92,701            93,989
Series 2005-7, Cl. AF1B, 4.317%,
6/1/35                                                900,000           899,910
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                  174,880           174,999
Series 2002-A, Cl. A4, 4.49%, 10/6/08                 365,103           366,131
Series 2004-B, Cl. A2, 2.48%, 2/8/07 4                623,741           622,548
Series 2004-C, Cl. A2, 2.62%, 6/8/07                1,514,572         1,509,397
Series 2005-A, Cl. A2, 3.17%, 9/8/07 4              1,550,000         1,546,060
--------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity
Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                230,000           228,327
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%,
10/15/06                                            1,113,738         1,110,658
Series 2005-A, Cl. A3, 3.48%,
11/17/08                                              930,000           924,517
Series 2005-B, Cl. A2, 3.77%,
9/15/07                                               940,000           939,820
--------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts., Series
2003-3, Cl. A1, 1.50%, 1/15/08                        345,610           344,674

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2003-4, Cl. A2, 1.58%, 7/17/06           $     160,190    $      160,160
Series 2005-1, Cl. A2, 3.21%, 5/21/07 4               630,000           628,469
Series 2005-3, Cl. A2, 3.73%, 10/18/07                950,000           950,000
--------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile
Loan Certificates, Series 2002-1,
Cl. A3, 2.49%, 10/22/07                               108,506           108,475
--------------------------------------------------------------------------------
MBNA Credit Card Master Note
Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.57%,
3/15/16 5                                           1,710,000         1,821,690
--------------------------------------------------------------------------------
National City Auto Receivables
Trust, Automobile Receivable
Obligations, Series 2004-A,
Cl. A2, 1.50%, 2/15/07                                238,716           238,380
--------------------------------------------------------------------------------
Nissan Auto Lease Trust,
Automobile Lease Obligations,
Series 2004-A, Cl. A2, 2.55%, 1/15/07                 763,769           761,502
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%,
10/16/06                                               80,795            80,870
Series 2004-A, Cl. A2, 1.40%, 7/17/06                 287,938           287,405
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust,
Automobile Receivable Obligations,
Series 2002-B, Cl. A4, 4.71%, 3/15/09                 750,380           752,544
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3.464%,
11/25/34 4,5                                          157,334           157,445
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. AF2, 3.735%,
11/10/34 4                                            340,000           337,008
Series 2005-1, Cl. AF2, 3.914%,
5/25/35                                               260,000           258,058
Series 2005-2, Cl. AF2, 4.415%,
4/25/35 4                                             420,000           420,415
--------------------------------------------------------------------------------
Residential Asset Mortgage
Products, Inc., Home Equity
Asset-Backed Pass-Through
Certificates, Series 2004-RS7,
Cl. AI3, 4.45%, 7/25/28                               750,000           751,995
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Collateralized Mtg. Obligations,
Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                   2,154,916         2,166,307
--------------------------------------------------------------------------------
Toyota Auto Receivables Owner
Trust, Automobile Mtg.-Backed
Obligations, Series 2002-B,
Cl. A4, 4.39%, 5/15/09                              1,572,066         1,575,427


                        8 | OPPENHEIMER BALANCED FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2004-1, Cl. A2, 1.43%, 9/15/06           $     371,596    $      371,366
Series 2004-2, Cl. A2, 2.41%, 2/15/07                 676,649           674,983
Series 2004-3, Cl. A2, 2.79%, 6/15/07                 820,000           817,581
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                 945,617           942,526
Series 2005-A, Cl. A2, 3.52%, 4/20/07               1,080,000         1,078,550
--------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                 585,922           584,008
--------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18             1,082,889         1,074,686
--------------------------------------------------------------------------------
WFS Financial Owner Trust,
Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                 345,206           346,655
--------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile
Loan Receivable Certificates, Series
2004-1, Cl. A2A, 2.59%, 5/15/07                       984,086           979,950
                                                                 ---------------
Total Asset-Backed Securities
(Cost $37,242,019)                                                   37,161,668

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--29.5%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--24.1%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.0%
Federal Home Loan Mortgage Corp.:
6%, 9/1/34                                          3,713,814         3,811,726
6.50%, 4/1/18-4/1/34                                1,729,565         1,797,751
7%, 5/1/29-11/1/32                                  2,447,658         2,578,226
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                    134,032           134,377
Series 2055, Cl. ZM, 6.50%, 5/15/28                   589,954           612,656
Series 2075, Cl. D, 6.50%, 8/15/28                  1,364,358         1,418,694
Series 2080, Cl. Z, 6.50%, 8/15/28                    378,984           392,536
Series 2387, Cl. PD, 6%, 4/15/30                      654,962           661,461
Series 2456, Cl. BD, 6%, 3/15/30                      369,112           371,508
Series 2498, Cl. PC, 5.50%, 10/15/14                   63,853            64,076
Series 2500, Cl. FD, 3.72%, 3/15/32 5                 214,223           214,962
Series 2526, Cl. FE, 3.62%, 6/15/29 5                 271,699           272,588
Series 2550, Cl. QK, 4.50%, 4/15/22                   123,745           123,735
Series 2551, Cl. FD, 3.62%, 1/15/33 5                 215,972           217,641
Series 2583, Cl. KA, 5.50%, 3/15/22                 1,490,236         1,500,183

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 3.686%, 6/1/26 6            $     391,809    $       70,244
Series 183, Cl. IO, 1.13%, 4/1/27 6                   612,798           110,501
Series 184, Cl. IO, 5.88%, 12/1/26 6                  647,580           112,686
Series 192, Cl. IO, 4.038%, 2/1/28 6                  173,492            29,462
Series 200, Cl. IO, 2.912%, 1/1/29 6                  207,700            35,873
Series 2130, Cl. SC, 7.611%, 3/15/29 6                476,992            41,732
Series 2796, Cl. SD, 13.803%, 7/15/26 6               670,496            61,981
Series 2920, Cl. S, 15.485%, 1/15/35 6              4,075,976           243,991
Series 3000, Cl. SE, 7/15/25 6,7                    3,420,000           157,106
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 6.249%,
6/1/26 8                                              172,432           152,198
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/20 7                                    7,086,000         7,054,999
5%, 6/1/18-7/1/18                                   3,387,479         3,429,142
5%, 7/1/20-8/11/35 7                               14,706,000        14,739,180
5.50%, 3/1/33-11/1/34                              18,647,561        18,924,319
5.50%, 7/17/20-7/1/35 7                             6,809,000         6,930,657
6%, 5/1/16                                          2,496,710         2,583,039
6%, 10/1/16-7/1/35 7                               16,497,347        17,004,515
6.50%, 11/1/27-10/1/30                              1,160,618         1,205,636
6.50%, 7/1/35 7                                    37,123,000        38,422,305
7%, 11/1/17                                         1,252,260         1,312,759
7.50%, 7/1/30-9/1/30                                  775,831           829,249
8.50%, 7/1/32                                          43,161            46,920
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Grantor Trust, Commercial Mtg.
Obligations, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                1,309,529         1,384,118
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                1,057,722         1,109,264
Trust 1998-63, Cl. PG, 6%, 3/25/27                    143,743           143,867
Trust 2001-50, Cl. NE, 6%, 8/25/30                    347,640           350,543
Trust 2001-51, Cl. OD, 6.50%,
10/25/31                                            1,441,881         1,498,039
Trust 2001-70, Cl. LR, 6%, 9/25/30                    357,913           363,106
Trust 2001-72, Cl. NH, 6%, 4/25/30                    262,369           264,382
Trust 2001-74, Cl. PD, 6%, 5/25/30                    112,065           112,969
Trust 2002-77, Cl. WF, 3.66%,
12/18/32 5                                            335,829           338,075
Trust 2002-94, Cl. MA, 4.50%,
8/25/09                                               327,000           326,787
Trust 2003-10, Cl. HP, 5%, 2/25/18                  1,660,000         1,696,967
Trust 2003-28, Cl. KG, 5.50%,
4/25/23                                             1,052,000         1,110,511
Trust 2003-81, Cl. PA, 5%, 2/25/12                     36,291            36,232
Trust 2004-101, Cl. BG, 5%, 1/25/20                 1,110,000         1,135,881


                        9 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-47, Cl. NS, 1.647%,
4/25/32 6                                       $     831,974    $       82,625
Trust 2002-51, Cl. S, 1.873%, 8/25/32 6               763,948            76,629
Trust 2005-71, Cl. SA, 7/25/25 6,7                  2,190,000           133,453
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 222, Cl. 2, 0.72%, 6/1/23 6                   1,278,998           225,475
Trust 233, Cl. 2, 1.256%, 8/1/23 6                  1,204,369           246,126
Trust 240, Cl. 2, 3.82%, 9/1/23 6                   1,976,176           356,573
Trust 252, Cl. 2, (1.734)%, 11/1/23 6                 984,661           188,420
Trust 254, Cl. 2, 1.651%, 1/1/24 6                    495,718            91,419
Trust 273, Cl. 2, 3.068%, 7/1/26 6                    285,619            50,712
Trust 319, Cl. 2, (3.36)%, 2/1/32 6                   379,070            67,761
Trust 321, Cl. 2, (8.53)%, 3/1/32 6                 3,909,975           710,785
Trust 329, Cl. 2, (0.524)%, 1/1/33 6                  900,705           159,261
Trust 331, Cl. 9, (6.031)%, 12/1/32 6               1,107,239           190,548
Trust 333, Cl. 2, (1.25)%, 3/1/33 6                 4,180,622           750,754
Trust 334, Cl. 17, (4.492)%, 2/1/33 6                 627,646           102,113
Trust 2001-81, Cl. S, 5.117%, 1/25/32 6               391,003            40,124
Trust 2002-9, Cl. MS, 2.182%,
3/25/32 6                                             567,482            60,280
Trust 2002-52, Cl. SD, (1.38)%,
9/25/32 6                                             938,058           102,013
Trust 2002-77, Cl. SH, 9.708%,
12/18/32 6                                            506,532            54,110
Trust 2003-4, Cl. S, 18.483%, 2/25/33 6               913,712            89,881
Trust 2004-54, Cl. DS, 8.941%,
11/25/30 6                                            773,610            63,096
Trust 2005-6, Cl. SE, 15.541%,
2/25/35 6                                           2,777,690           168,857
Trust 2005-19, Cl. SA, 14.04%,
3/25/35 6                                          11,003,910           685,475
Trust 2005-40, Cl. SA, 18.084%,
5/25/35 6                                           2,479,946           152,258
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
8.765%, 9/25/23 8                                     409,223           359,415
                                                                 ---------------
                                                                    142,749,518

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage
Assn., 8%, 4/15/23                                    233,400           252,637

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
GNMA/GUARANTEED Continued
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 2.354%,
1/16/27 6                                       $     787,058    $       73,797
Series 2002-15, Cl. SM, (2.418)%,
2/16/32 6                                             891,369            78,145
Series 2002-76, Cl. SY, 1.395%,
12/16/26 6                                          1,798,655           172,481
Series 2004-11, Cl. SM, (2.233)%,
1/17/30 6                                             690,124            57,145
                                                                 ---------------
                                                                        634,205

--------------------------------------------------------------------------------
NON-AGENCY--5.4%
--------------------------------------------------------------------------------
COMMERCIAL--5.0%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%,
12/10/42                                            1,000,000         1,003,899
Series 2005-2, Cl. A4, 4.783%,
7/10/42                                             1,280,000         1,302,000
Series 2005-3, Cl. A2, 4.501%,
7/10/43 7                                           1,050,000         1,056,563
--------------------------------------------------------------------------------
Bank of America Mortgage
Securities, Inc., Collateralized
Mtg. Obligations Pass-Through
Certificates:
Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                             1,265,115         1,282,796
Series 2004-8, Cl. 5A1, 6.50%,
5/25/32                                               981,681         1,006,531
Series 2004-E, Cl. 2A9, 3.712%,
6/25/34                                               524,389           524,385
Series 2004-G, Cl. 2A1, 2.469%,
8/25/34 5                                              69,116            69,089
Series 2005-E, Cl. 2A2, 4.994%,
6/25/35                                               344,919           345,118
--------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage
Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7,
Cl. A2, 4.945%, 2/11/41                               490,000           503,710
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 3.494%,
10/25/34 5                                            751,306           752,086
--------------------------------------------------------------------------------
First Union National Bank/
Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through
Certificates, Series 1998-C2, Cl. A2,
6.56%, 11/18/35                                       676,996           713,490
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations,
Series 2005-CA, Cl. A3, 4.578%,
6/10/48                                               440,000           443,638


                        10 | OPPENHEIMER BALANCED FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4,
4.547%, 12/10/41                                $     640,000    $      644,844
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29                      443,427           463,312
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series
2005-GG3, Cl. A2, 4.305%, 8/10/42                     890,000           890,291
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%,
10/10/28                                              681,516           672,607
Series 2004-GG2, Cl. A3, 4.602%,
8/10/38                                               410,000           415,154
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust,
Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1, 4.495%,
12/25/34 4,5                                        1,056,130         1,053,611
--------------------------------------------------------------------------------
J.P. Morgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP2,
Cl. A2, 4.575%, 7/15/42                               260,000           262,371
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1,
6%, 7/25/34                                         1,597,540         1,631,163
--------------------------------------------------------------------------------
Mastr Asset Securitization Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3,
4.70%, 8/25/34 5                                    2,476,850         2,480,697
--------------------------------------------------------------------------------
Mastr Seasoned Securities Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32 7             2,424,883         2,471,866
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30 3                                      780,000           828,363
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG
2000-C1, Cl. A2, 7.306%, 10/6/15                      983,000         1,119,113
--------------------------------------------------------------------------------
Residential Accredit Loans, Inc.,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                                883,898           896,012

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Wachovia Bank Commercial
Mortgage Trust, Commercial
Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%,
10/15/41                                        $   1,300,000    $    1,304,348
Series 2005-C17, Cl. A2, 4.782%,
3/15/42                                             1,450,000         1,477,188
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized
Mtg. Pass-Through Certificates,
Series 2005-AR5, Cl. A1, 4.69%,
5/25/35 5                                           1,237,040         1,240,583
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, Collateralized
Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.54%,
1/25/35 5                                           1,622,897         1,623,347
Series 2004-N, Cl. A10, 3.803%,
8/25/34 4                                             940,214           941,310
Series 2004-W, Cl. A2, 4.611%,
11/25/34 5                                            458,128           457,325
                                                                 ---------------
                                                                     29,876,810

--------------------------------------------------------------------------------
RESIDENTIAL--0.4%
Countrywide Alternative Loan
Trust, Collateralized Mtg.
Obligations, Series 2005-J1,
Cl. 3A1, 6.50%, 8/25/32                             2,087,559         2,133,224
                                                                 ---------------
Total Mortgage-Backed Obligations
(Cost $175,665,125)                                                 175,393,757

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.7%
--------------------------------------------------------------------------------
Federal Home Loan Bank Unsec.
Bonds, 3.125%, 11/15/06                             2,150,000         2,130,001
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
3.625%, 9/15/06                                     2,535,000         2,530,789
4.125%, 7/12/10                                     1,707,000         1,714,516
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
3.75%, 5/17/07 3                                    2,100,000         2,094,559
4.25%, 7/15/07 3                                    2,215,000         2,235,726
7.25%, 1/15/10 9                                    3,300,000         3,745,668
7.25%, 5/15/30                                        775,000         1,079,526
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                      1,100,000         1,106,362
Series A, 6.79%, 5/23/12                            7,916,000         9,177,343


                        11 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%,
2/15/31 3                                       $   1,027,000    $    1,212,181
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.625%, 6/15/10 3                                   1,614,000         1,607,444
3.75%, 3/31/07                                      2,800,000         2,805,141
3.875%, 5/15/10                                        80,000            80,481
4%, 2/15/15 3                                         600,000           602,321
4.125%, 5/15/15 3                                   1,327,000         1,346,801
5%, 8/15/11 3                                         750,000           799,835
                                                                 ---------------
Total U.S. Government Obligations
(Cost $34,005,397)                                                   34,268,694

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
United Mexican States Nts., 7.50%,
1/14/12 3 (Cost $517,504)                             475,000           539,838

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--14.5%
--------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch),
7.125% Sub. Nts., Series B, 10/15/93                  400,000           508,496
--------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                              1,185,000         1,209,918
--------------------------------------------------------------------------------
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31 3                         450,000           547,218
8.70% Sr. Unsec. Debs., 5/1/30                        310,000           402,481
--------------------------------------------------------------------------------
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B, 4/1/08                     540,000           569,700
--------------------------------------------------------------------------------
Allstate Financial Global Funding
LLC, 4.25% Nts., 9/10/08 10                           245,000           245,920
--------------------------------------------------------------------------------
Allstate Life Global Funding II,
3.50% Nts., 7/30/07                                   330,000           326,262
--------------------------------------------------------------------------------
American Express Centurion Bank,
4.375% Nts., 7/30/09                                  435,000           438,567
--------------------------------------------------------------------------------
AOL Time Warner, Inc., 7.70%
Debs., 5/1/32                                         495,000           628,205
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc.,
8.125% Sr. Unsec. Nts., 5/1/12                        790,000           947,812
--------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr.
Unsec. Nts., 1/15/13                                   15,000            15,411
--------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec.
Sub. Nts., 5/1/08                                     100,000           108,568
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual
Bond 11                                               950,000           970,425
--------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr.
Unsec. Nts., 5/15/11                                  565,000           601,725
--------------------------------------------------------------------------------
Boeing Capital Corp., 5.75% Sr. Nts.,
2/15/07                                               201,000           206,473
--------------------------------------------------------------------------------
British Telecommunications plc,
8.875% Bonds, 12/15/30                                505,000           715,069
--------------------------------------------------------------------------------
Canadian National Railway Co.,
4.25% Nts., 8/1/09 3                                  161,000           161,014

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
7.25% Sr. Nts., Series B, 9/1/10                $     650,000    $      721,974
8.125% Unsec. Nts., Series B, 7/15/05                 270,000           270,284
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr.
Unsec. Nts., 11/1/08                                1,155,000         1,242,725
--------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr.
Nts., 6/15/14                                         610,000           664,900
--------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                           395,000           443,245
7.40% Unsec. Nts., 5/15/07 3                          810,000           854,778
--------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                                   460,000           540,229
--------------------------------------------------------------------------------
Citigroup, Inc.:
6.625% Unsec. Sub. Nts., 6/15/32                      555,000           664,806
6.875% Unsec. Nts., 2/15/98                           450,000           553,270
--------------------------------------------------------------------------------
Citizens Communications Co.,
9.25% Sr. Nts., 5/15/11                               291,000           326,284
--------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375%
Unsec. Debs., 7/29/93                                 360,000           507,488
--------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts.,
9/15/06                                               610,000           620,566
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.,
7% Unsec. Nts., 4/1/12                                975,000         1,101,366
--------------------------------------------------------------------------------
Countrywide Financial Corp.,
4.50% Nts., Series A, 6/15/10                         620,000           619,913
--------------------------------------------------------------------------------
Cox Communications, Inc., 7.875%
Unsec. Nts., 8/15/09                                  145,000           162,611
--------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375%
Unsec. Debs., 6/15/09 10                              650,000           703,778
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
(USA), 5.50% Nts., 8/15/13                          1,130,000         1,198,610
--------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts.,
10/15/08                                              545,000           576,554
--------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts.,
1/15/14                                               555,000           576,771
--------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                             600,000           653,701
8% Nts., 6/15/10                                      456,000           515,969
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                        440,000           551,531
--------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06 3                   670,000           654,925
--------------------------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts.,
6/15/10                                               770,000           893,305
--------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125%
Sr. Unsub. Nts., 6/15/10                              530,000           611,292
--------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub.
Nts., 6/1/06                                          580,000           591,982
--------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                       180,000           188,060
8.10% Unsec. Nts., 8/1/10                             420,000           484,507
8.375% Nts., 3/15/06                                  425,000           437,641


                        12 | OPPENHEIMER BALANCED FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts., 9/1/08                  $     810,000    $      864,357
--------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts.,
4/1/07                                              1,320,000         1,286,143
--------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A,
11/15/06                                              495,000           503,644
7.375% Sr. Unsub. Nts., Series C,
11/15/31                                              565,000           692,873
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.25% Unsec. Nts., 12/8/05                            413,000           415,027
6.50% Unsec. Nts., 1/25/07                            640,000           644,829
7.375% Nts., 10/28/09                                 255,000           249,408
7.60% Nts., 8/1/05                                    395,000           395,892
--------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 5                          530,000           615,768
8.75% Sr. Unsec. Nts., 3/1/31 5                       210,000           293,701
--------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts.,
4/15/08                                               425,000           418,750
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 4                                 685,000           718,875
9.55% Unsub. Nts., 12/15/08 5                         141,000           162,695
--------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts.,
11/30/07                                              950,000           942,634
--------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.125% Nts., 9/15/06                                  590,000           590,590
7.50% Nts., 7/15/05                                 1,077,000         1,077,473
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
5.70% Sr. Unsec. Nts., 9/1/12                       1,105,000         1,177,474
--------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts.,
6/1/06                                                 85,000            87,247
--------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts.,
6/15/10 3                                             940,000           899,893
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr.
Unsec. Nts., 2/15/11                                  517,000           600,441
--------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr.
Unsec. Nts., 7/15/13                                1,190,000         1,193,768
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr.
Sec. Nts., 11/14/08 4,5                               540,000           584,550
--------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr.
Unsec. Nts., Series B, 1/15/09                        815,000           813,614
--------------------------------------------------------------------------------
J.C. Penney Co., Inc., 7.40% Nts.,
4/1/37 3                                              660,000           716,100
--------------------------------------------------------------------------------
John Hancock Global Funding II,
7.90% Nts., 7/2/10 10                                 947,000         1,102,450
--------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts.,
3/15/35 3                                             820,000           844,650
--------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B, 10/15/06 1,13             250,000           228,750
--------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr.
Unsec. Nts., 9/1/12                                   595,000           656,367

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07           $   1,435,000    $    1,463,574
--------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts.,
8/15/07                                               905,000           967,331
--------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09 3                                 1,000,000         1,034,890
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
7% Nts., 2/1/08                                       765,000           817,272
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr.
Sub. Nts., 2/15/08                                    125,000           132,522
--------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts.,
3/1/13                                                580,000           617,329
--------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr.
Unsec. Nts., 5/15/13 3                                725,000           675,367
--------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr.
Nts., 8/15/14                                         615,000           646,567
--------------------------------------------------------------------------------
Lockheed Martin Corp.:
7.65% Unsec. Unsub. Debs., 5/1/16                     455,000           566,599
8.50% Bonds, 12/1/29                                  105,000           152,111
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.,
5.875% Sr. Unsec. Bonds, 8/1/33                       905,000           865,480
--------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                   536,000           532,552
7.90% Unsec. Debs., 10/15/07                          495,000           529,021
--------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts.,
Series F, 3/15/12                                     895,000         1,044,618
--------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec.
Sub. Nts., 12/15/14                                   935,000           950,781
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr.
Unsub. Nts., Series C, 2/3/14                       1,165,000         1,195,595
--------------------------------------------------------------------------------
MetLife, Inc., 5% Nts., 6/15/15                       395,000           401,654
--------------------------------------------------------------------------------
MidAmerican Energy Holdings Co.,
5.875% Sr. Unsec. Nts., 10/1/12                       985,000         1,047,828
--------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                    570,000           634,599
--------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts.,
12/15/11                                               83,000            91,288
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc.,
5.90% Nts., 7/1/12                                    440,000           475,877
--------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                   180,000           178,088
7.875% Sr. Unsec. Nts., 11/15/10                      790,000           908,774
--------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%
Sr. Nts., 2/15/11                                     767,000           868,466
--------------------------------------------------------------------------------
Pemex Project Funding Master
Trust, 7.875% Unsec. Unsub. Nts.,
2/1/09                                                405,000           443,475
--------------------------------------------------------------------------------
PF Export Receivables Master
Trust, 3.748% Sr. Nts., Series B,
6/1/13 10                                             403,838           390,202
--------------------------------------------------------------------------------
Portland General Electric Co.,
8.125% First Mortgage Nts.,
2/1/10 10                                             470,000           537,659


                        13 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 10                    $     900,000    $    1,192,216
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25                                    920,000         1,230,811
--------------------------------------------------------------------------------
PSE&G Energy Holdings LLC,
7.75% Unsec. Nts., 4/16/07 3,4                        595,000           617,313
--------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr.
Unsec. Nts., 4/15/06                                  560,000           571,725
--------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec.
Nts., 12/15/08                                        500,000           580,887
--------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts.,
7/15/05                                               225,000           225,154
--------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts.,
7/16/07                                             1,445,000         1,456,489
--------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec.
Unsub. Nts., 3/1/10                                   602,000           684,286
--------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13 3                          555,000           578,326
5.625% Unsec. Unsub. Nts., 8/15/14                    365,000           381,336
--------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts.,
3/15/32                                               710,000           990,778
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.375% Nts., 5/1/07                  900,000           945,000
--------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr.
Sec. Nts., 12/19/07 3,4,12                            221,615           220,507
--------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                     640,000           637,027
7.75% Unsec. Sub. Nts., 5/1/10                         57,000            65,499
--------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr.
Unsec. Debs., 2/1/12                                1,095,000         1,396,471
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV,
4.75% Nts., 1/27/10 10                                770,000           773,203
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
10.15% Sr. Nts., 5/1/12                               500,000           647,218
--------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts.,
12/1/11                                               565,000           610,200
--------------------------------------------------------------------------------
Travelers Property Casualty Corp.,
3.75% Sr. Unsec. Nts., 3/15/08                      1,080,000         1,064,059
--------------------------------------------------------------------------------
TXU Corp., 6.55% Nts., 11/15/34 3,10                  775,000           765,020
--------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts.,
2/15/06                                               850,000           861,498
6.75% Sr. Unsub. Nts., 2/15/11                        378,000           420,113
--------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875%
Bonds, 3/15/15                                        348,000           356,074
--------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                      163,000           159,895
3.50% Sr. Unsec. Nts., 10/15/07                       845,000           826,894
--------------------------------------------------------------------------------
Visteon Corp., 7.95% Sr. Unsec.
Nts., 8/1/05 3                                        356,000           356,534

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr.
Unsec. Unsub. Nts., 6/15/07                     $   1,225,000    $    1,249,168
--------------------------------------------------------------------------------
Waste Management, Inc.:
6.875% Sr. Unsec. Nts., 5/15/09                     1,050,000         1,137,737
7% Sr. Nts., 7/15/28                                  220,000           255,945
--------------------------------------------------------------------------------
Western Forest Products, Inc.,
15% Sec. Nts., 7/28/09 4,12                           146,000           151,840
--------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec.
Nts., 4/15/06                                       1,230,000         1,271,077
                                                                 ---------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $84,197,523)                                   86,164,111

--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.0%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $193,876)                                193,876           193,876

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.0%
--------------------------------------------------------------------------------
Undivided interest of 18.42% in joint
repurchase agreement (Principal Amount/Value
$193,040,000, with a maturity value of
$193,055,711) with DB Alex Brown LLC, 2.93%,
dated 6/30/05, to be repurchased at
$35,568,895 on 7/1/05, collateralized by U.S.
Treasury Bonds, 8.125%--9%, 11/15/18--8/15/21
with a value of $196,993,905 (Cost $35,566,000)    35,566,000        35,566,000
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $591,766,064)                         673,903,191

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--2.5%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.3%
Undivided interest of 0.10% in joint repurchase
agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,386,667) with Nomura Securities,
3.48%, dated 6/30/05, to be repurchased at
$3,974,590 on 7/1/05, collateralized by U.S.
Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value of
$4,160,000,001 14                                   3,974,206         3,974,206
--------------------------------------------------------------------------------
Undivided interest of 0.25% in joint
repurchase agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,385,278) with Nomura Securities,
3.4675%, dated 6/30/05, to be repurchased at
$10,000,963 on 7/1/05, collateralized by U.S.
Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value of
$4,160,000,001 14                                  10,000,000        10,000,000
                                                                 ---------------
                                                                     13,974,206


                        14 | OPPENHEIMER BALANCED FUND/VA

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.2%
Bear Stearns, 3.618%, 7/1/05 14                 $     500,000    $      500,000
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital,
3.538%, 7/1/05 14                                     500,000           500,000
                                                                 ---------------
                                                                      1,000,000
                                                                 ---------------
Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $14,974,206)                                                   14,974,206

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $606,740,270)                                     115.7%   $  688,877,397
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                         (15.7)      (93,561,106)
                                                --------------------------------
NET ASSETS                                              100.0%   $  595,316,291
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                  CONTRACTS     EXPIRATION      EXERCISE          PREMIUM           VALUE
                            SUBJECT TO CALL           DATE         PRICE         RECEIVED      SEE NOTE 1
---------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                   539        1/23/06        $22.50          $66,159         $18,865

3. Partial or fully-loaned security--See Note 10 of Notes to Financial
Statements.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $10,923,706, which represents 1.83% of the Fund's net assets. See Note 9 of Notes to Financial Statements.

5. Represents the current interest rate for a variable or increasing rate security.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $6,093,892 or 1.02% of the Fund's net assets as of June 30, 2005.

7. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See Note 1 of Notes to Financial Statements.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $511,613 or 0.09% of the Fund's net assets as of June 30, 2005.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,475,566. See Note 6 of Notes to Financial Statements.

10. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,710,448 or 0.96% of the Fund's net assets as of June 30, 2005.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

12. Interest or dividend is paid-in-kind.

13. Issue is in default. See Note 1 of Notes to Financial Statements.

14. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 10 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        15 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $17,559,208)
 (cost $606,740,270)-see accompanying statement of investments                     $   688,877,397
---------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                         2,867,176
---------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                   10,821
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $23,981,800 sold on a when-issued
basis or forward commitment)                                                            30,235,073
Interest, dividends and principal paydowns                                               2,695,899
Shares of beneficial interest sold                                                         203,390
Futures margins                                                                             23,315
Other                                                                                       14,300
                                                                                   ----------------
Total assets                                                                           724,927,371

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Options written, at value (premiums received $66,159)--see accompanying
 statement of investments                                                                   18,865
---------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                              17,841,382
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $106,249,095 purchased on a when-issued
 basis or forward commitment)                                                          111,307,793
Shares of beneficial interest redeemed                                                     328,122
Distribution and service plan fees                                                          42,930
Shareholder communications                                                                  40,489
Trustees' compensation                                                                      15,507
Transfer and shareholder servicing agent fees                                                1,756
Other                                                                                       14,236
                                                                                   ----------------
Total liabilities                                                                      129,611,080

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   595,316,291
                                                                                   ================

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                         $        35,721
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                             489,664,245
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                        5,190,039
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
 currency transactions                                                                  17,967,613
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                          82,458,673
                                                                                   ----------------
NET ASSETS                                                                         $   595,316,291
                                                                                   ================

---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
 (based on net assets of $522,880,399 and 31,355,849 shares of
 beneficial interest outstanding)                                                  $         16.68
---------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $72,435,892 and 4,365,450 shares of
 beneficial interest outstanding)                                                  $         16.59

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        16 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Interest                                                                           $     5,584,671
---------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $77,014)                                  2,214,684
---------------------------------------------------------------------------------------------------
Fee income                                                                                  45,653
---------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                      13,699
                                                                                   ----------------
Total investment income                                                                  7,858,707

---------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------
Management fees                                                                          2,124,910
---------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                          81,554
---------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                           5,226
Service shares                                                                               5,052
---------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                          15,179
Service shares                                                                               1,875
---------------------------------------------------------------------------------------------------
Trustees' compensation                                                                       7,718
---------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  4,465
---------------------------------------------------------------------------------------------------
Other                                                                                       21,263
                                                                                   ----------------
Total expenses                                                                           2,267,242
Less reduction to custodian expenses                                                        (4,465)
                                                                                   ----------------
Net expenses                                                                             2,262,777

---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                    5,595,930

---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                             18,041,402
Closing of futures contracts                                                             1,053,628
Foreign currency transactions                                                              261,622
Swap contracts                                                                              (3,326)
                                                                                   ----------------
Net realized gain                                                                       19,353,326
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                            (15,840,432)
Translation of assets and liabilities denominated in foreign currencies                   (447,194)
Futures contracts                                                                         (214,323)
Option contracts                                                                            47,294
Swap contracts                                                                             (28,656)
                                                                                   ----------------
Net change in unrealized appreciation                                                  (16,483,311)

---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     8,465,945
                                                                                   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | OPPENHEIMER BALANCED FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS               YEAR
                                                                                             ENDED              ENDED
                                                                                     JUNE 30, 2005       DECEMBER 31,
                                                                                       (UNAUDITED)               2004
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $     5,595,930    $     8,957,568
----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       19,353,326         52,689,657
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  (16,483,311)        (6,010,809)
                                                                                   -----------------------------------
Net increase in net assets resulting from operations                                     8,465,945         55,636,416

----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                      (9,339,985)        (5,486,430)
Service shares                                                                          (1,047,623)          (294,219)
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                     (19,081,318)                --
Service shares                                                                          (2,361,220)                --

----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                      (3,459,662)       (31,808,087)
Service shares                                                                          15,199,946         29,880,516

----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                              (11,623,917)        47,928,196
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    606,940,208        559,012,012
                                                                                   -----------------------------------
End of period (including accumulated net investment income of $5,190,039 and
 $9,981,717, respectively)                                                         $   595,316,291    $   606,940,208
                                                                                   ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 | OPPENHEIMER BALANCED FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                            JUNE 30, 2005                                                            DECEMBER 31,
NON-SERVICE SHARES                            (UNAUDITED)         2004          2003          2002          2001             2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $       17.35    $   15.92     $   13.16     $   15.40     $   16.55     $      17.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .16 1        .26 1         .27           .50           .53              .72
Net realized and unrealized gain (loss)               .09         1.33          2.90         (2.02)         (.19)             .38
                                            ----------------------------------------------------------------------------------------
Total from investment operations                      .25         1.59          3.17         (1.52)          .34             1.10
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
 shareholders:
Dividends from net investment income                 (.30)        (.16)         (.41)         (.51)         (.64)            (.82)
Distributions from net realized gain                 (.62)          --            --          (.21)         (.85)           (1.19)
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions to
 shareholders                                        (.92)        (.16)         (.41)         (.72)        (1.49)           (2.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $       16.68    $   17.35     $   15.92     $   13.16     $   15.40     $      16.55
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   1.52%       10.10%        24.96%       (10.40)%        2.22%            6.44%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $     522,880     $ 547,290    $ 533,710     $ 458,848     $ 593,033     $    589,298
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $     529,071     $ 528,655    $ 475,389     $ 517,516     $ 599,324     $    566,724
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                1.92%        1.59%         1.82%         3.31%         3.42%            4.36%
Total expenses                                       0.74% 4      0.74% 4       0.76% 4       0.74% 4       0.76% 4          0.76% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                35% 5        68% 5        248%           42%           30%              42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2005            $   699,039,324       $    718,189,455
Year Ended December 31, 2004                1,460,076,994          1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | OPPENHEIMER BALANCED FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                             YEAR
                                                    ENDED                                            ENDED
                                            JUNE 30, 2005                                     DECEMBER 31,
SERVICE SHARES                                (UNAUDITED)           2004            2003            2002 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $       17.26      $   15.87       $   13.14      $      14.51
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .14 2          .23 2           .39               .13
Net realized and unrealized gain (loss)               .08           1.31            2.74             (1.50)
                                            -----------------------------------------------------------------
Total from investment operations                      .22           1.54            3.13             (1.37)
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
 shareholders:
Dividends from net investment income                 (.27)          (.15)           (.40)               --
Distributions from net realized gain                 (.62)            --              --                --
                                            -----------------------------------------------------------------
Total dividends and/or distributions to
 shareholders                                        (.89)          (.15)           (.40)               --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $       16.59      $   17.26       $   15.87      $      13.14
                                            =================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   1.35%          9.79%          24.69%            (9.44)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $      72,436      $  59,650       $  25,302      $      2,306
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $      65,854      $  39,851       $   9,908      $      1,037
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                1.68%          1.41%           1.37%             3.30%
Total expenses                                       1.00% 5        1.02% 5         1.01% 5           0.99% 5
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                35% 6          68% 6          248%               42%

1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2005            $   699,039,324       $    718,189,455
Year Ended December 31, 2004                1,460,076,994          1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund/VA (the Fund), formerly Oppenheimer Multiple Strategies Fund/VA, is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005, the Fund had purchased $106,249,095 of securities issued on a when-issued basis or forward commitment and sold $23,981,800 of securities issued on a when-issued basis or forward commitment.


                        21 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2005, securities with an aggregate market value of $228,750, representing 0.04% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                        22 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the year ended December 31, 2004, the Fund utilized $28,540,378 of capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                        23 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2005    YEAR ENDED DECEMBER 31, 2004
                                                    SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                             1,017,841    $ 17,030,787       2,625,394    $ 42,309,798
Dividends and/or distributions reinvested        1,726,689      28,421,303         342,260       5,486,430
Redeemed                                        (2,930,928)    (48,911,752)     (4,948,306)    (79,604,315)
                                            ---------------------------------------------------------------
Net decrease                                      (186,398)   $ (3,459,662)     (1,980,652)   $(31,808,087)
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                               906,459    $ 15,142,095       2,003,047    $ 32,170,140
Dividends and/or distributions reinvested          207,983       3,408,843          18,400         294,219
Redeemed                                          (204,354)     (3,350,992)       (160,331)     (2,583,843)
                                            ---------------------------------------------------------------
Net increase                                       910,088    $ 15,199,946       1,861,116    $ 29,880,516
                                            ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2005, were $174,525,281 and $178,418,244, respectively. There were purchases of $20,737,510 and sales of $27,044,221 of U.S. government and government agency obligations for the six months ended June 30, 2005. In addition, there were purchases of $699,039,324 and sales of $718,189,455 of To Be Announced (TBA) mortgage-related securities for the six months ended June 30, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $10,231 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class per annum for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's


                        24 | OPPENHEIMER BALANCED FUND/VA
shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                        25 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

As of June 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                         UNREALIZED
                           EXPIRATION   NUMBER OF   VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION            DATES   CONTRACTS     JUNE 30, 2005  (DEPRECIATION)
------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds               9/21/05         153       $18,168,750      $  345,232
                                                                         -----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr      9/30/05         320        66,460,000          (2,048)
U.S. Treasury Nts., 5 yr      9/21/05         420        45,734,063         (78,881)
U.S. Treasury Nts., 10 yr     9/21/05          14         1,588,563          (1,118)
                                                                         -----------
                                                                            (82,047)
                                                                         -----------
                                                                         $  263,185
                                                                         ===========

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2005 was as follows:

                                                         CALL OPTIONS
                                             ------------------------
                                             NUMBER OF      AMOUNT OF
                                             CONTRACTS       PREMIUMS
---------------------------------------------------------------------
Options outstanding as of December 31, 2004         --       $     --
Options written                                    539         66,159
                                             ------------------------
Options outstanding as of June 30, 2005            539       $ 66,159
                                             ========================


                        26 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2005, the Fund had entered into the following total return swap agreements:

                                               PAID BY      RECEIVED BY
                           NOTIONAL        THE FUND AT      THE FUND AT    TERMINATION      UNREALIZED
SWAP COUNTERPARTY            AMOUNT      JUNE 30, 2005    JUNE 30, 2005           DATE    APPRECIATION
------------------------------------------------------------------------------------------------------
                                       One-Month LIBOR
UBS AG                   $3,530,000         minus 0.25%            1.51%       12/1/05         $10,821

Index abbreviations are as follows:

LIBOR     London-Interbank Offered Rate

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $17,559,208. Cash of $17,841,382 was received as collateral for the loans, of which $14,974,206 was invested in approved instruments.

--------------------------------------------------------------------------------
11. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment.


                        27 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. LITIGATION Continued

Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        28 | OPPENHEIMER BALANCED FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        29 | OPPENHEIMER BALANCED FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of the Fund's portfolio managers and the Manager's value and fixed-income investment teams and analysts. The equity component of the Fund's portfolio has been managed by Emmanuel Ferreira and Christopher Leavy since January 2003. Messrs. Leavy and Ferreira each have had over 11 years of experience managing equity investments. The Fund's fixed-income component has been managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord, Charles Moon, Geoffrey Caan and Antulio N. Bomfim who have been portfolio managers of the Fund since 2003. Messrs. Manioudakis, Gord, Caan, Moon and Bomfim have each had between 10 and 15 years of experience managing fixed-income investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other balanced funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other balanced funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's management fees are higher than its peer group average. However, the Fund's total expenses are lower than its peer group average.


                        30 | OPPENHEIMER BALANCED FUND/VA

In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced any recent asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                        31 | OPPENHEIMER BALANCED FUND/VA

MAIN STREET SMALL CAP FUND(R)/VA
SEMIANNUAL
JUNE 30, 2005

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                  BEGINNING       ENDING          EXPENSES
                                  ACCOUNT         ACCOUNT         PAID DURING
                                  VALUE           VALUE           6 MONTHS ENDED
                                  (1/1/05)        (6/30/05)       JUNE 30, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual         $1,000.00       $1,004.50       $3.98
--------------------------------------------------------------------------------
Non-Service shares Hypothetical    1,000.00        1,020.83        4.02
--------------------------------------------------------------------------------
Service shares Actual              1,000.00        1,003.90        5.13
--------------------------------------------------------------------------------
Service shares Hypothetical        1,000.00        1,019.69        5.17

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS                     EXPENSE RATIOS
----------------------------------------
Non-Service shares             0.80%
----------------------------------------
Service shares                 1.03
--------------------------------------------------------------------------------


                  5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.2%
------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.4%
------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Aftermarket Technology Corp. 1                                                            2,300   $        40,089
------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                             7,600           332,880
------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                                                     29,000           432,100
------------------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                                          11,500           264,500
------------------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                                  4,000           130,240
------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                                       9,000           159,930
------------------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                                                 2,800            34,300
------------------------------------------------------------------------------------------------------------------
Spartan Motors, Inc. 2                                                                    1,000            10,780
------------------------------------------------------------------------------------------------------------------
Standard Motor Products, Inc. 2                                                           4,700            62,040
------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc. 1                                                                          500             3,300
------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc. 1                                                               18,100           301,184
                                                                                                  ----------------
                                                                                                        1,771,343

------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Winnebago Industries, Inc. 2                                                              2,300            75,325
------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Andersons, Inc. (The)                                                                       500            17,905
------------------------------------------------------------------------------------------------------------------
Handleman Co. 2                                                                           7,600           125,476
------------------------------------------------------------------------------------------------------------------
Prestige Brands Holdings, Inc. 1                                                          5,700           111,150
                                                                                                  ----------------
                                                                                                          254,531

------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.7%
AFC Enterprises, Inc.                                                                     8,600           113,348
------------------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc.                                                                   4,700           174,793
------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                                  19,100           498,319
------------------------------------------------------------------------------------------------------------------
Applebee's International, Inc.                                                            5,050           133,775
------------------------------------------------------------------------------------------------------------------
Argosy Gaming Co. 1                                                                       4,700           219,067
------------------------------------------------------------------------------------------------------------------
Bluegreen Corp. 1                                                                         9,100           158,431
------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc. 2                                                                   4,700           109,604
------------------------------------------------------------------------------------------------------------------
Brinker International, Inc. 1                                                             6,900           276,345
------------------------------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1                                                          6,600           179,982
------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                          3,000           116,580
------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                                19,450           818,651
------------------------------------------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1                                                     1,900            25,878
------------------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                                         3,700           243,090
------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                                  37,900           527,568
------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                 14,500           478,210
------------------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc. 1,2                                                                 7,200           132,768
------------------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                                                  6,400            84,864
------------------------------------------------------------------------------------------------------------------
Gravity Co. Ltd., Sponsored ADR 1                                                         1,200            10,320
------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                              1,149            82,808
------------------------------------------------------------------------------------------------------------------
IHOP Corp.                                                                                7,900           342,781
------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1,2                                                          21,200           555,440
------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                  15,100           572,592

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
La Quinta Corp. 1,2                                                                      45,700   $       426,381
------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                                                             12,300           370,107
------------------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                                       7,100           215,911
------------------------------------------------------------------------------------------------------------------
Mikohn Gaming Corp. 1                                                                     9,400           138,415
------------------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                                         4,200            92,568
------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                                                                  3,600            41,904
------------------------------------------------------------------------------------------------------------------
Navigant International, Inc. 1,2                                                          4,400            64,636
------------------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 1,2                                                                     8,200           144,812
------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1,2                                                       4,900           289,002
------------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                                   300            18,626
------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1,2                                                       6,700           267,799
------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                             10,800           394,200
------------------------------------------------------------------------------------------------------------------
Sonic Corp. 1                                                                             4,450           135,859
------------------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The) 1,2                                                               2,500            46,550
------------------------------------------------------------------------------------------------------------------
Sunterra Corp. 1,2                                                                        8,100           131,301
------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                                                   14,400           404,640
------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                               4,800           228,720
                                                                                                  ----------------
                                                                                                        9,266,645

------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.7%
American Greetings Corp., Cl. A 2                                                         5,200           137,800
------------------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                                                                   300            15,081
------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc. 2                                                                  3,100           177,165
------------------------------------------------------------------------------------------------------------------
Blount International, Inc. 1                                                              8,700           145,203
------------------------------------------------------------------------------------------------------------------
Blyth, Inc.                                                                                 600            16,830
------------------------------------------------------------------------------------------------------------------
Brookfield Homes Corp.                                                                    4,400           200,640
------------------------------------------------------------------------------------------------------------------
Chromcraft Revington, Inc. 1                                                                500             6,825
------------------------------------------------------------------------------------------------------------------
Comstock Homebuilding Cos., Inc., Cl. A 1,2                                                 600            14,532
------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc.                                                                        750            25,380
------------------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                                                   11,600           250,676
------------------------------------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A 1                                                      1,200            78,240
------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 1,2                                                               11,600            93,380
------------------------------------------------------------------------------------------------------------------
KB Home                                                                                   2,800           213,444
------------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                                                        3,900            51,480
------------------------------------------------------------------------------------------------------------------
MDC Holdings, Inc.                                                                        3,654           300,542
------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp. 1                                                                      100             7,950
------------------------------------------------------------------------------------------------------------------
Mestek, Inc. 1                                                                              700            17,843
------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                                  5,300           402,111
------------------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                             3,900           133,770
------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                                    4,400           386,980
------------------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                                               7,500           184,200
------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                         500            22,770
------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1,2                                                     10,200           226,236
------------------------------------------------------------------------------------------------------------------
Tupperware Corp.                                                                         26,800           626,316
------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                           2,600           182,286


                  6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Yankee Candle, Inc. (The)                                                                 9,300   $       298,530
                                                                                                  ----------------
                                                                                                        4,216,210

------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Audible, Inc. 1,2                                                                         9,600           166,752
------------------------------------------------------------------------------------------------------------------
FTD Group, Inc. 1,2                                                                         300             3,405
------------------------------------------------------------------------------------------------------------------
GSI Commerce, Inc. 1,2                                                                    1,800            30,150
------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                               8,000           161,440
------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                                                     11,200           210,000
                                                                                                  ----------------
                                                                                                          571,747

------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Action Performance Cos., Inc. 2                                                           6,300            55,566
------------------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                                           1,300            56,316
------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                                                  12,300           236,283
------------------------------------------------------------------------------------------------------------------
Marine Products Corp.                                                                     2,700            39,285
------------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1,2                                                             15,400           303,688
------------------------------------------------------------------------------------------------------------------
Nautilus, Inc. 2                                                                         25,200           718,200
------------------------------------------------------------------------------------------------------------------
Oakley, Inc.                                                                             10,500           178,815
------------------------------------------------------------------------------------------------------------------
Polaris Industries, Inc. 2                                                                1,300            70,200
------------------------------------------------------------------------------------------------------------------
SCP Pool Corp. 2                                                                          6,912           242,542
------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                                                      4,600           135,056
                                                                                                  ----------------
                                                                                                        2,035,951

------------------------------------------------------------------------------------------------------------------
MEDIA--1.9%
4Kids Entertainment, Inc. 1,2                                                             5,900           117,292
------------------------------------------------------------------------------------------------------------------
Arbitron, Inc.                                                                           13,500           579,150
------------------------------------------------------------------------------------------------------------------
Belo Corp., Cl. A                                                                         1,500            35,955
------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc. 2                                                                   1,700            52,156
------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp. 2                                                               23,300           592,053
------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                                      4,000           297,040
------------------------------------------------------------------------------------------------------------------
Gray Television, Inc.                                                                    10,500           126,630
------------------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                                         5,400           160,542
------------------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc. 1                                                        5,800            64,090
------------------------------------------------------------------------------------------------------------------
Interactive Data Corp.                                                                    3,500            72,730
------------------------------------------------------------------------------------------------------------------
Journal Communications, Inc.                                                              2,000            33,600
------------------------------------------------------------------------------------------------------------------
Liberty Corp. 2                                                                           1,700            62,577
------------------------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                                3,300           213,708
------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                                                        11,000            75,570
------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                            4,100           201,146
------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc. 1,2                                                                       22,700            91,935
------------------------------------------------------------------------------------------------------------------
ProQuest Co. 1                                                                            9,900           324,621
------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                                    4,400           272,712
------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                                        25,700           424,050
------------------------------------------------------------------------------------------------------------------
Salem Communications Corp., Cl. A 1                                                       1,500            29,760
------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1,2                                                                     10,100           389,355

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Sinclair Broadcast Group, Inc., Cl. A 2                                                   7,100   $        64,468
------------------------------------------------------------------------------------------------------------------
Thomas Nelson, Inc.                                                                       2,100            45,696
------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc. 1                                                           4,400           163,020
------------------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                                          7,200           286,056
------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc.                                            2,400            27,408
                                                                                                  ----------------
                                                                                                        4,803,320

------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Big Lots, Inc. 1                                                                          8,800           116,512
------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                   10,000           234,200
------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                                                      500            48,460
------------------------------------------------------------------------------------------------------------------
Retail Ventures, Inc. 1                                                                   9,500           129,580
------------------------------------------------------------------------------------------------------------------
Shopko Stores, Inc. 1                                                                    12,000           291,720
------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 1,2                                                                   14,700           640,920
------------------------------------------------------------------------------------------------------------------
Stein Mart, Inc.                                                                         25,200           554,400
                                                                                                  ----------------
                                                                                                        2,015,792

------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.6%
Aaron Rents, Inc.                                                                        12,100           301,169
------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., Cl. A                                                            5,600           384,720
------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                                                                7,700           497,035
------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                          12,700           389,255
------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                       11,400           233,928
------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                                                    8,300           322,040
------------------------------------------------------------------------------------------------------------------
bebe stores, inc. 2                                                                      11,412           302,076
------------------------------------------------------------------------------------------------------------------
Big 5 Sporting Goods Corp.                                                                  800            22,704
------------------------------------------------------------------------------------------------------------------
Blair Corp.                                                                               3,000           118,500
------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 2                                                               24,100           219,792
------------------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                                       5,600           141,736
------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                                        6,000           266,040
------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp.                                                          7,600           526,604
------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp. 2                                                 6,600           281,424
------------------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1                                                         10,000            73,100
------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                                        17,950           370,668
------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                                                 76,900           717,477
------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                                                 13,200           616,044
------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./ Circuit City Group 2                                          12,300           212,667
------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                                       200             4,810
------------------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                                          3,700            61,716
------------------------------------------------------------------------------------------------------------------
Deb Shops, Inc.                                                                             700            20,279
------------------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1,2                                                  11,500           730,135
------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                           29,500           558,140
------------------------------------------------------------------------------------------------------------------
GameStop Corp. 1,2                                                                       13,800           451,398
------------------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. B 1                                                                     867            25,923


                  7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Genesco, Inc. 1,2                                                                        13,600   $       504,424
------------------------------------------------------------------------------------------------------------------
Goody's Family Clothing, Inc.                                                             5,600            41,300
------------------------------------------------------------------------------------------------------------------
Guess?, Inc. 1,2                                                                          6,500           107,770
------------------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 1,2                                                                   9,900           577,863
------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                                                           13,025           492,866
------------------------------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1,2                                                         1,500            64,950
------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                                            21,550           741,967
------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                                    12,400           512,988
------------------------------------------------------------------------------------------------------------------
Movie Gallery, Inc. 2                                                                    21,400           565,602
------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                      5,400           123,336
------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                                    10,175           233,923
------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                                     15,300           592,569
------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                               31,800           610,560
------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                                     2,500            58,225
------------------------------------------------------------------------------------------------------------------
Rent-Way, Inc. 1,2                                                                        9,600            94,464
------------------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc. 1,2                                                           13,100           107,158
------------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                                                  5,700           122,151
------------------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                                                                   2,000            43,520
------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.                                                                    3,900            82,914
------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1,2                                                          5,500           174,900
------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                                                    6,400           237,248
------------------------------------------------------------------------------------------------------------------
Syms Corp.                                                                                  600             8,814
------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                                       4,700           152,609
------------------------------------------------------------------------------------------------------------------
TBC Corp. 1                                                                                 700            18,991
------------------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                              14,300           334,191
------------------------------------------------------------------------------------------------------------------
Toys R Us, Inc. 1                                                                        11,000           291,280
------------------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 1                                                        14,400           170,352
------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc. 2                                                                16,600           494,680
------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                                  2,700           153,063
------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc. 1                                                     2,400           123,864
------------------------------------------------------------------------------------------------------------------
Wilsons The Leather Experts, Inc. 1                                                       1,600            10,624
------------------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                             22,700           719,363
                                                                                                  ----------------
                                                                                                       16,417,909

------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.8%
Brown Shoe Co., Inc.                                                                      2,100            82,215
------------------------------------------------------------------------------------------------------------------
Carter's, Inc. 1                                                                          5,500           321,090
------------------------------------------------------------------------------------------------------------------
Cherokee, Inc.                                                                            4,600           159,252
------------------------------------------------------------------------------------------------------------------
Hartmarx Corp. 1                                                                         15,600           157,092
------------------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                                                     19,000           614,460
------------------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                             11,000           295,900
------------------------------------------------------------------------------------------------------------------
OshKosh B'Gosh, Inc., Cl. A 2                                                               200             5,198
------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp. 2                                                              19,100           624,379
------------------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                                            9,000           128,340
------------------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                                        12,200           168,238
------------------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                                  12,100           468,512

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Tommy Hilfiger Corp. 1                                                                   18,000   $       247,680
------------------------------------------------------------------------------------------------------------------
UniFirst Corp.                                                                            3,600           145,944
------------------------------------------------------------------------------------------------------------------
Volcom, Inc. 1                                                                            2,600            69,602
------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                               6,600           153,450
------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                               33,350           800,734
                                                                                                  ----------------
                                                                                                        4,442,086

------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Boston Beer Co., Inc., Cl. A 1                                                            5,000           112,200
------------------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                                                  2,000           169,440
------------------------------------------------------------------------------------------------------------------
National Beverage Corp. 1                                                                 1,500            11,970
------------------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                                      12,700           325,882
                                                                                                  ----------------
                                                                                                          619,492

------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
7-Eleven, Inc. 1                                                                         16,100           486,864
------------------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A 2                                                                  900            71,352
------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                               8,200           266,418
------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc.                                                              3,000            59,460
------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 2                                                             1,000            13,770
------------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc. 2                                                                18,500           796,425
------------------------------------------------------------------------------------------------------------------
Nash Finch Co. 2                                                                          6,500           238,810
------------------------------------------------------------------------------------------------------------------
Rite Aid Corp. 1,2                                                                       12,300            51,414
------------------------------------------------------------------------------------------------------------------
Ruddick Corp.                                                                            19,600           500,388
------------------------------------------------------------------------------------------------------------------
Spartan Stores, Inc. 1                                                                    1,200            17,604
------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                          12,000           391,320
------------------------------------------------------------------------------------------------------------------
Weis Markets, Inc.                                                                        2,100            81,459
                                                                                                  ----------------
                                                                                                        2,975,284

------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
American Italian Pasta Co. 2                                                                400             8,408
------------------------------------------------------------------------------------------------------------------
Cal-Maine Foods, Inc.                                                                       900             5,445
------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                      26,600           730,436
------------------------------------------------------------------------------------------------------------------
Darling International, Inc. 1                                                            37,700           141,375
------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                                                      16,800           594,048
------------------------------------------------------------------------------------------------------------------
Gold Kist Holdings, Inc. 1,2                                                              4,800           103,584
------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                        3,700           108,521
------------------------------------------------------------------------------------------------------------------
Imperial Sugar Co.                                                                        1,100            17,039
------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp.                                                                     2,900           151,815
------------------------------------------------------------------------------------------------------------------
Lancaster Colony Corp.                                                                    8,900           381,988
------------------------------------------------------------------------------------------------------------------
Lance, Inc. 2                                                                             9,600           165,216
------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. 1,2                                                                   2,400            32,064
------------------------------------------------------------------------------------------------------------------
Omega Protein Corp. 1                                                                     3,400            21,488
------------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 2                                                            8,700           296,931
------------------------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc.                                                                    5,300           218,095
------------------------------------------------------------------------------------------------------------------
Sanderson Farms, Inc. 2                                                                   1,450            65,888


                  8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Seaboard Corp.                                                                              100   $       166,400
                                                                                                  ----------------
                                                                                                        3,208,741

------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Central Garden & Pet Co. 1,2                                                              3,200           157,184
------------------------------------------------------------------------------------------------------------------
Chattem, Inc. 1                                                                          11,900           492,660
------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                6,700           416,539
------------------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                                        15,400           358,820
------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc. 1                                                                  13,300           438,900
                                                                                                  ----------------
                                                                                                        1,864,103

------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Elizabeth Arden, Inc. 1                                                                  10,500           245,595
------------------------------------------------------------------------------------------------------------------
Mannatech, Inc. 2                                                                         4,100            77,982
------------------------------------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                                                          9,100           158,704
------------------------------------------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1,2                                                               1,900            52,573
------------------------------------------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1,2                                                           5,100           215,730
                                                                                                  ----------------
                                                                                                          750,584

------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Loews Corp./Carolina Group                                                                7,600           253,232
------------------------------------------------------------------------------------------------------------------
Vector Group Ltd. 2                                                                       5,900           109,563
                                                                                                  ----------------
                                                                                                          362,795

------------------------------------------------------------------------------------------------------------------
ENERGY--8.0%
------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.2%
Atwood Oceanics, Inc. 1                                                                   5,500           338,580
------------------------------------------------------------------------------------------------------------------
Cal Dive International, Inc. 1,2                                                         12,800           670,336
------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., Cl. A                                                               1,400            27,287
------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc. 2                                                         5,300           283,179
------------------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                             14,000           337,888
------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                                                 11,000            93,500
------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                                                     9,300           245,985
------------------------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                                                             4,800            95,424
------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                                   7,500           351,900
------------------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                              4,800           260,880
------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                            1,800            81,900
------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1                                                                     6,800           202,640
------------------------------------------------------------------------------------------------------------------
Offshore Logistics, Inc. 1                                                                4,000           131,360
------------------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                                         11,600           291,972
------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                                                1,500            41,745
------------------------------------------------------------------------------------------------------------------
Prairie Schooner Petroleum Ltd. 1,3                                                       1,200            12,254
------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                                3,000           118,242
------------------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                               5,100           131,070
------------------------------------------------------------------------------------------------------------------
RPC, Inc.                                                                                 1,800            30,456
------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                        7,100            16,834
------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                       47,900           113,573
------------------------------------------------------------------------------------------------------------------
Todco, Cl. A 1                                                                           18,600           477,462

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Total Energy Trust Ltd.                                                                  13,700   $       113,160
------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                               12,300           302,380
------------------------------------------------------------------------------------------------------------------
Unit Corp. 1                                                                              1,200            52,812
------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                                   11,400           413,136
------------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                                      11,800           327,332
                                                                                                  ----------------
                                                                                                        5,563,287

------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.8%
Alpha Natural Resources, Inc. 1                                                           1,400            33,432
------------------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                                      73,300           248,282
------------------------------------------------------------------------------------------------------------------
Bear Ridge Resources Ltd. 1                                                               1,960             5,247
------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                                                                7,000           370,160
------------------------------------------------------------------------------------------------------------------
Blizzard Energy, Inc. 1                                                                  86,400           191,107
------------------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1                                                                    9,000           133,020
------------------------------------------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                                                               2,080            12,902
------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. 2                                                                 6,800           155,040
------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1,2                                                                   18,681           726,878
------------------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                                     36,133           143,034
------------------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1                                                               20,200           510,858
------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                       5,500           294,690
------------------------------------------------------------------------------------------------------------------
Crew Energy, Inc. 1                                                                       5,666            64,512
------------------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                                     1,940            18,209
------------------------------------------------------------------------------------------------------------------
Daylight Energy Trust                                                                    17,700           144,466
------------------------------------------------------------------------------------------------------------------
Denbury Resources, Inc. 1                                                                 3,700           147,149
------------------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                                      4,500           119,772
------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co. 1                                                                 12,600           516,600
------------------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                                   21,200           555,652
------------------------------------------------------------------------------------------------------------------
Fairborne Energy Trust                                                                    9,400            82,860
------------------------------------------------------------------------------------------------------------------
Fairquest Energy Ltd. 1                                                                   3,129            17,622
------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1,4                                                                      7,400            24,703
------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1,4                                                                     28,100            93,804
------------------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1                                                                        7,900           331,800
------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp. 2                                                                     17,600           516,560
------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                             6,900            74,902
------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc.,
Subscription Receipts 1                                                                   7,500            80,194
------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                                  4,900           207,760
------------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                                 1,700            28,791
------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                               8,400           392,028
------------------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                                11,800           625,990
------------------------------------------------------------------------------------------------------------------
Innova Exploration Ltd. 1                                                                 3,900            22,760
------------------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                                                      9,200           159,804
------------------------------------------------------------------------------------------------------------------
Ketch Resources Trust                                                                     2,000            18,609
------------------------------------------------------------------------------------------------------------------
Maritrans, Inc.                                                                           3,000            81,150
------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                                          45,050           129,061
------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                                                 5,532            36,121


                  9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Mission Oil & Gas, Inc. 1,5                                                               6,400   $        41,789
------------------------------------------------------------------------------------------------------------------
Mission Resources Corp. 1                                                                 4,500            36,315
------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                                               10,400           414,856
------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                        1,900           143,735
------------------------------------------------------------------------------------------------------------------
OMI Corp. 2                                                                              13,700           260,437
------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                          2,500           149,125
------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                        25,200           369,814
------------------------------------------------------------------------------------------------------------------
Penn Virginia Corp.                                                                         300            13,401
------------------------------------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                                            12,100           385,385
------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                                          900            46,728
------------------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                                       1,940            16,863
------------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                                 33,020            93,519
------------------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                                   11,900           160,260
------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                                              14,900           531,930
------------------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A                                                             5,000           192,650
------------------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                                     275             3,519
------------------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                                   3,600            46,072
------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 2                                                        22,500           652,050
------------------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1                                                                      6,500           317,850
------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                              1,400           159,152
------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                                                     19,400           694,908
------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                              8,700           404,724
------------------------------------------------------------------------------------------------------------------
Thunder Energy, Inc. 1                                                                   23,666           163,220
------------------------------------------------------------------------------------------------------------------
TKE Energy Trust                                                                         14,000           110,953
------------------------------------------------------------------------------------------------------------------
TransMontaigne, Inc. 1,2                                                                  7,900            82,950
------------------------------------------------------------------------------------------------------------------
Trilogy Energy Trust                                                                     17,200           251,430
------------------------------------------------------------------------------------------------------------------
True Energy, Inc. 1                                                                      15,000            50,563
------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                      26,300           114,413
------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,5                                                                    21,300            92,662
------------------------------------------------------------------------------------------------------------------
USEC, Inc. 2                                                                              9,200           134,688
------------------------------------------------------------------------------------------------------------------
Vault Energy Trust                                                                        5,200            44,352
------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                                  16,800           511,896
------------------------------------------------------------------------------------------------------------------
W&T Offshore, Inc.                                                                        2,800            67,396
------------------------------------------------------------------------------------------------------------------
West Energy Ltd. 1                                                                       13,100            50,788
------------------------------------------------------------------------------------------------------------------
White Fire Energy Ltd. 1                                                                    275               590
------------------------------------------------------------------------------------------------------------------
White Fire Energy Ltd. 1                                                                  3,600             7,728
------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                                                               8,800           319,528
                                                                                                  ----------------
                                                                                                       14,453,768

------------------------------------------------------------------------------------------------------------------
FINANCIALS--15.9%
------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
National Financial Partners Corp.                                                        12,000           469,680
------------------------------------------------------------------------------------------------------------------
SWS Group, Inc.                                                                           8,600           147,748
                                                                                                  ----------------
                                                                                                          617,428

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.1%
Amcore Financial, Inc.                                                                    1,300   $        38,844
------------------------------------------------------------------------------------------------------------------
AmericanWest Bancorporation 1,2                                                           1,810            36,110
------------------------------------------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc. 2                                                          3,100            93,806
------------------------------------------------------------------------------------------------------------------
Associated Banc-Corp.                                                                     3,813           128,346
------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                  14,150           402,851
------------------------------------------------------------------------------------------------------------------
BancFirst Corp.                                                                             200            17,398
------------------------------------------------------------------------------------------------------------------
BancorpSouth, Inc.                                                                        7,300           172,280
------------------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                                      5,900           299,425
------------------------------------------------------------------------------------------------------------------
Bank of the Ozarks, Inc. 2                                                                  600            19,704
------------------------------------------------------------------------------------------------------------------
Banner Corp.                                                                              1,100            30,811
------------------------------------------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc. 2                                                           1,300            43,316
------------------------------------------------------------------------------------------------------------------
BOK Financial Corp.                                                                       1,000            46,120
------------------------------------------------------------------------------------------------------------------
Camden National Corp.                                                                       300             9,825
------------------------------------------------------------------------------------------------------------------
Capital Corp. of the West 2                                                                 720            19,980
------------------------------------------------------------------------------------------------------------------
Capitol Bancorp Ltd.                                                                        600            20,166
------------------------------------------------------------------------------------------------------------------
Cathay Bancorp, Inc. 2                                                                      600            20,226
------------------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp.                                                           3,300           117,480
------------------------------------------------------------------------------------------------------------------
Chemical Financial Corp.                                                                  1,491            49,367
------------------------------------------------------------------------------------------------------------------
Chittenden Corp.                                                                          5,900           160,480
------------------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                              2,700            55,755
------------------------------------------------------------------------------------------------------------------
City Holding Co.                                                                          6,300           230,076
------------------------------------------------------------------------------------------------------------------
City National Corp.                                                                       3,600           258,156
------------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                                             5,790           142,550
------------------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                                                 1,300            65,533
------------------------------------------------------------------------------------------------------------------
Commercial Federal Corp.                                                                  3,500           117,880
------------------------------------------------------------------------------------------------------------------
Community Bank System, Inc. 2                                                            21,100           514,629
------------------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                                             1,515            49,571
------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                                    3,300           183,117
------------------------------------------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                                                           4,512            68,582
------------------------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                                    5,000           366,000
------------------------------------------------------------------------------------------------------------------
F.N.B. Corp. 2                                                                              900            17,685
------------------------------------------------------------------------------------------------------------------
Fidelity Bankshares, Inc.                                                                 1,524            40,416
------------------------------------------------------------------------------------------------------------------
First BanCorp 2                                                                           3,550           142,533
------------------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                                      900           130,095
------------------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp.                                                       25,000           342,500
------------------------------------------------------------------------------------------------------------------
First Community Bancorp                                                                   1,400            66,500
------------------------------------------------------------------------------------------------------------------
First Defiance Financial Corp.                                                            1,700            45,373
------------------------------------------------------------------------------------------------------------------
First Financial Bancorp 2                                                                 3,000            56,700
------------------------------------------------------------------------------------------------------------------
First Financial Corp. 2                                                                     600            17,238
------------------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                                            2,900            86,739
------------------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc. 2                                                             3,400           119,578
------------------------------------------------------------------------------------------------------------------
First Place Financial Corp.                                                               5,700           114,513
------------------------------------------------------------------------------------------------------------------
First Republic Bank                                                                       8,200           289,706
------------------------------------------------------------------------------------------------------------------
First South Bancorp, Inc.                                                                   400            12,752
------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                                                              8,700           518,607


                 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
GB&T Bancshares, Inc. 2                                                                     800   $        19,008
------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                                       7,700           203,049
------------------------------------------------------------------------------------------------------------------
Greene County Bancshares, Inc.                                                            1,600            43,712
------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc. 2                                                         7,600           284,544
------------------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                                     6,000           199,080
------------------------------------------------------------------------------------------------------------------
Horizon Financial Corp.                                                                     200             4,440
------------------------------------------------------------------------------------------------------------------
Independent Bank Corp.                                                                    8,843           251,495
------------------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                                          10,200           415,446
------------------------------------------------------------------------------------------------------------------
ITLA Capital Corp. 1                                                                        800            43,120
------------------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                                         4,400           187,572
------------------------------------------------------------------------------------------------------------------
MainSource Financial Group, Inc. 2                                                        3,583            64,816
------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                                               1,100            56,683
------------------------------------------------------------------------------------------------------------------
NASB Financial, Inc. 2                                                                      600            26,310
------------------------------------------------------------------------------------------------------------------
National Bankshares, Inc.                                                                   400            17,812
------------------------------------------------------------------------------------------------------------------
NBT Bancorp, Inc. 2                                                                       1,500            35,460
------------------------------------------------------------------------------------------------------------------
Net.B@nk, Inc.                                                                           11,900           110,908
------------------------------------------------------------------------------------------------------------------
Oak Hill Financial, Inc.                                                                    200             5,838
------------------------------------------------------------------------------------------------------------------
Old National Bancorp 2                                                                      700            14,980
------------------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp 2                                                                23,610           875,459
------------------------------------------------------------------------------------------------------------------
Parkvale Financial Corp.                                                                    400            10,860
------------------------------------------------------------------------------------------------------------------
PennRock Financial Services Corp.                                                         1,220            43,786
------------------------------------------------------------------------------------------------------------------
People's Bank                                                                             4,750           143,640
------------------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc.                                                                        13,110           397,102
------------------------------------------------------------------------------------------------------------------
Preferred Bank, Los Angeles                                                                 300            11,910
------------------------------------------------------------------------------------------------------------------
PrivateBancorp, Inc. 2                                                                      900            31,842
------------------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                               10,351           330,300
------------------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc.                                                          900            25,299
------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc.                                                                    3,057            45,794
------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                                                             3,738            81,152
------------------------------------------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida                                                         2,030            39,971
------------------------------------------------------------------------------------------------------------------
Sound Federal Bancorp, Inc. 2                                                               300             4,848
------------------------------------------------------------------------------------------------------------------
Southside Bancshares, Inc. 2                                                                331             6,786
------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc. 2                                                                 2,500            51,200
------------------------------------------------------------------------------------------------------------------
State Bancorp, Inc. 2                                                                     1,162            26,284
------------------------------------------------------------------------------------------------------------------
State Financial Services Corp.                                                            7,100           285,846
------------------------------------------------------------------------------------------------------------------
Sterling Bancorp                                                                          3,060            65,331
------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                                 3,100            48,236
------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp. 1                                                               18,317           685,056
------------------------------------------------------------------------------------------------------------------
SVB Financial Group 1,2                                                                  14,200           680,180
------------------------------------------------------------------------------------------------------------------
TierOne Corp.                                                                             5,000           135,650
------------------------------------------------------------------------------------------------------------------
UMB Financial Corp.                                                                         100             5,703
------------------------------------------------------------------------------------------------------------------
Union Bankshares Corp. 2                                                                    900            34,758
------------------------------------------------------------------------------------------------------------------
United Community Financial Corp.                                                            900             9,846
------------------------------------------------------------------------------------------------------------------
Vineyard National Bancorp Co. 2                                                             500            15,780
------------------------------------------------------------------------------------------------------------------
W. Holding Co., Inc.                                                                      6,100            62,342

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Washington Federal, Inc.                                                                    800   $        18,816
------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                   4,900           228,781
------------------------------------------------------------------------------------------------------------------
WesBanco, Inc.                                                                            2,400            72,048
------------------------------------------------------------------------------------------------------------------
Whitney Holding Corp.                                                                     3,650           119,100
------------------------------------------------------------------------------------------------------------------
Wilmington Trust Corp.                                                                    1,700            61,217
------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                                      4,200           229,782
------------------------------------------------------------------------------------------------------------------
                                                                                                       12,648,297
                                                                                                  ----------------

------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
ASTA Funding, Inc. 2                                                                      8,900           247,242
------------------------------------------------------------------------------------------------------------------
Dollar Financial Corp. 1,2                                                                  900             9,549
------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 1                                                                     3,700           123,099
------------------------------------------------------------------------------------------------------------------
                                                                                                          379,890
                                                                                                  ----------------

------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Advanta Corp., Cl. B 2                                                                    9,900           278,784
------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. 1,2                                                       7,900           539,807
------------------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd. 2                                                       11,800           426,098
------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                      16,000           408,000
------------------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                                  12,400           228,532
------------------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                                          4,300            86,516
------------------------------------------------------------------------------------------------------------------
CompuCredit Corp. 1,2                                                                    17,000           582,760
------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                                 6,000            83,940
------------------------------------------------------------------------------------------------------------------
Encore Capital Group, Inc. 1                                                              2,100            35,700
------------------------------------------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1                                                     3,200            68,384
------------------------------------------------------------------------------------------------------------------
Gabelli Asset Management, Inc.                                                            4,400           194,436
------------------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                                                      26,500           557,030
------------------------------------------------------------------------------------------------------------------
Jefferies Group, Inc. 2                                                                   1,300            49,257
------------------------------------------------------------------------------------------------------------------
Ladenburg Thalmann Financial
Services, Inc. 1                                                                            768               438
------------------------------------------------------------------------------------------------------------------
Lazard Ltd., Cl. A 1                                                                      3,800            88,350
------------------------------------------------------------------------------------------------------------------
Medallion Financial Corp.                                                                 1,100            10,395
------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc. 1                                                                      12,800           185,088
------------------------------------------------------------------------------------------------------------------
Nasdaq Stock Market, Inc. 1                                                                 800            15,088
------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                                                                2,900            88,247
------------------------------------------------------------------------------------------------------------------
Providian Financial Corp. 1                                                              12,200           215,086
------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                             2,100            59,325
------------------------------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc. 2                                                       3,900            67,080
------------------------------------------------------------------------------------------------------------------
Student Loan Corp. (The)                                                                  1,100           241,780
------------------------------------------------------------------------------------------------------------------
United PanAm Financial Corp. 1,2                                                            700            19,187
------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc.                                                                       4,300           218,053
------------------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1                                                                  8,100           243,405
                                                                                                  ----------------
                                                                                                        4,990,766

------------------------------------------------------------------------------------------------------------------
INSURANCE--6.0%
21st Century Insurance Group                                                                900            13,356
------------------------------------------------------------------------------------------------------------------
Affirmative Insurance Holdings, Inc.                                                      3,100            49,135


                 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
INSURANCE Continued
Alfa Corp.                                                                                6,800   $       100,096
------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                                               6,400           237,376
------------------------------------------------------------------------------------------------------------------
American Equity Investment
Life Holding Co. 2                                                                        9,000           106,920
------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                            5,400           181,008
------------------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                                                       3,600           133,740
------------------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                                         12,000           576,600
------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                                 8,500           382,925
------------------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1,2                                                                  6,300           145,467
------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                            10,400           286,624
------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                            9,900           357,390
------------------------------------------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg.                                                      600            14,460
------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                                      7,500           267,600
------------------------------------------------------------------------------------------------------------------
Bristol West Holdings, Inc.                                                               3,300            60,390
------------------------------------------------------------------------------------------------------------------
Clark, Inc.                                                                                 700            10,031
------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                                5,900           366,449
------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                                       8,800           388,520
------------------------------------------------------------------------------------------------------------------
Direct General Corp. 2                                                                    1,800            33,498
------------------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                                              5,401           107,804
------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                           779            27,803
------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                9,700           389,358
------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1                                                              5,500           161,315
------------------------------------------------------------------------------------------------------------------
Great American Financial
Resources, Inc.                                                                           2,600            51,506
------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                              9,200           348,404
------------------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co. 2                                                              8,500           292,400
------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                              26,100           491,202
------------------------------------------------------------------------------------------------------------------
Independence Holding Co.                                                                    640            11,296
------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                                       10,100           352,288
------------------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                                           800            31,696
------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                                      12,300           730,251
------------------------------------------------------------------------------------------------------------------
Markel Corp. 1                                                                              600           203,400
------------------------------------------------------------------------------------------------------------------
Mercury General Corp.                                                                     1,400            76,328
------------------------------------------------------------------------------------------------------------------
National Western Life Insurance
Co., Cl. A 1                                                                                500            96,945
------------------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                                                              13,200           325,776
------------------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                                                      27,600           667,368
------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                         10,900           275,661
------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                                   2,300           148,166
------------------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                                   5,100           432,276
------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The) 2                                                               18,900           224,910
------------------------------------------------------------------------------------------------------------------
Presidential Life Corp. 2                                                                 1,100            18,821
------------------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1                                                                      6,500           271,440
------------------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                                         10,500           105,315
------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                     5,400           227,988
------------------------------------------------------------------------------------------------------------------
Pxre Group Ltd.                                                                             800            20,176

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
INSURANCE Continued
Reinsurance Group of America, Inc.                                                        3,000   $       139,530
------------------------------------------------------------------------------------------------------------------
RLI Corp. 2                                                                              11,600           517,360
------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                                              6,500           219,440
------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc.                                                          13,800           683,790
------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                            6,600           505,428
------------------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                                8,100           251,424
------------------------------------------------------------------------------------------------------------------
Stewart Information Services Corp.                                                        8,800           369,600
------------------------------------------------------------------------------------------------------------------
Triad Guaranty, Inc. 1                                                                    1,000            50,390
------------------------------------------------------------------------------------------------------------------
UICI                                                                                      8,100           241,137
------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                                    1,206            20,731
------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                                9,700           430,874
------------------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                             7,300           358,430
------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                                     31,800           719,316
------------------------------------------------------------------------------------------------------------------
Vesta Insurance Group, Inc. 2                                                             3,200             8,320
------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                          10,100           685,386
                                                                                                  ----------------
                                                                                                       15,002,634

------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.0%
Acadia Realty Trust                                                                       1,100            20,515
------------------------------------------------------------------------------------------------------------------
Agree Realty Corp.                                                                        4,600           139,150
------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                                     1,100            80,795
------------------------------------------------------------------------------------------------------------------
Amli Residential Properties Trust 2                                                         800            25,008
------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                                        2,500            89,950
------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp.                                                           2,000            18,460
------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                   4,600           140,990
------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                       800            43,000
------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT                                                                   1,500            57,255
------------------------------------------------------------------------------------------------------------------
Capstead Mortgage Corp. 2                                                                 1,100             9,108
------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                  1,900            68,742
------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                         2,800           120,596
------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                                               1,454            63,976
------------------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                                                              1,400           120,400
------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                         3,100            91,295
------------------------------------------------------------------------------------------------------------------
Correctional Properties Trust                                                             1,300            36,790
------------------------------------------------------------------------------------------------------------------
CRT Properties, Inc.                                                                      1,500            40,950
------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                                              600            27,600
------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                                                         9,200           122,360
------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                                           1,300            76,700
------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                                                     2,800           111,720
------------------------------------------------------------------------------------------------------------------
Forest City Enterprises, Inc., Cl. A                                                        900            63,900
------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey
Group, Inc., Cl. A 2                                                                      3,800            54,340
------------------------------------------------------------------------------------------------------------------
Getty Realty Corp. 2                                                                      2,100            58,170
------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                                                              800            16,472
------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                                                   2,100            58,275


                 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
REAL ESTATE Continued
Health Care REIT, Inc.                                                                    3,000   $       113,070
------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. 2                                                           3,100           119,691
------------------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust 2                                                      2,100            73,542
------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                                2,300            68,448
------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                     4,300            53,449
------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 1                                                               12,300           544,029
------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                                       2,200           104,478
------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust                                                      5,700           138,567
------------------------------------------------------------------------------------------------------------------
LTC Properties, Inc.                                                                      1,000            20,700
------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                                          600            40,230
------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                    1,500            67,950
------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                                  1,400            39,676
------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                                                   2,200            99,924
------------------------------------------------------------------------------------------------------------------
Mills Corp.                                                                               1,900           115,501
------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                                        3,800            89,718
------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                                                          1,100            14,146
------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                                       1,300            86,294
------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc.                                                                    500            25,005
------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2                                               3,100           147,250
------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                                   600            21,864
------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                                     500            22,225
------------------------------------------------------------------------------------------------------------------
RAIT Investment Trust                                                                       600            17,970
------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                                                         2,100            61,488
------------------------------------------------------------------------------------------------------------------
Realty Income Corp.                                                                       1,500            37,560
------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                                                       800            41,280
------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                                       800            45,760
------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust 2                                                         3,200            60,512
------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                  158            11,453
------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                     1,100            70,950
------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.                                                                     12,400           145,700
------------------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                                1,500            26,700
------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                                                       4,800           129,264
------------------------------------------------------------------------------------------------------------------
Town & Country Trust 2                                                                      900            25,659
------------------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1                                                                      13,600           329,664
------------------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                                   1,600            32,912
------------------------------------------------------------------------------------------------------------------
United Capital Corp. 1                                                                      400            10,380
------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                                        2,400            57,720
------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                              1,900            57,380
------------------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                                      1,500            43,920
------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors                                                               1,900            74,518
                                                                                                  ----------------
                                                                                                        5,043,064

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Accredited Home Lenders Holding Co. 1,2                                                   6,500   $       286,000
------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp. 2                                                                      14,136           156,344
------------------------------------------------------------------------------------------------------------------
Clifton Savings Bancorp, Inc.                                                               900             9,504
------------------------------------------------------------------------------------------------------------------
Fremont General Corp. 2                                                                  12,000           291,960
------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                     1,000            38,980
------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                        3,800           179,436
                                                                                                  ----------------
                                                                                                          962,224

------------------------------------------------------------------------------------------------------------------
HEALTH CARE--11.6%
------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.9%
Affymetrix, Inc. 1,2                                                                      1,100            59,323
------------------------------------------------------------------------------------------------------------------
Albany Molecular Research, Inc. 1,2                                                       2,600            36,400
------------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. 1,2                                                         2,300            52,992
------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                   16,100           316,687
------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. 1                                                             6,300            42,966
------------------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1,2                                                                19,700           124,110
------------------------------------------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc. 1                                                           3,600            26,964
------------------------------------------------------------------------------------------------------------------
Bone Care International, Inc. 1                                                           2,000            65,940
------------------------------------------------------------------------------------------------------------------
Caliper Life Sciences, Inc. 1                                                               100               560
------------------------------------------------------------------------------------------------------------------
Enzo Biochem, Inc. 2                                                                      1,300            23,309
------------------------------------------------------------------------------------------------------------------
ID Biomedical Corp. 1,2                                                                   4,900            80,066
------------------------------------------------------------------------------------------------------------------
ImmunoGen, Inc. 1                                                                         2,800            16,212
------------------------------------------------------------------------------------------------------------------
Invitrogen Corp. 1                                                                        4,400           366,476
------------------------------------------------------------------------------------------------------------------
Medarex, Inc. 1,2                                                                         2,300            19,159
------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                                                                 6,300            98,595
------------------------------------------------------------------------------------------------------------------
Northfield Laboratories, Inc. 1                                                           1,500            21,465
------------------------------------------------------------------------------------------------------------------
Orchid Cellmark, Inc. 1                                                                   6,000            64,860
------------------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                                            7,200           330,552
------------------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1                                                          20,500            80,565
------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1,2                                                             7,300           351,860
------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc. 1                                                            2,000            33,680
                                                                                                  ----------------
                                                                                                        2,212,741

------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.2%
ABIOMED, Inc. 1                                                                             100               855
------------------------------------------------------------------------------------------------------------------
Adeza Biomedical Corp. 1,2                                                                1,600            27,168
------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. 1                                                           5,332           211,947
------------------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. 1                                                18,700           386,155
------------------------------------------------------------------------------------------------------------------
Analogic Corp.                                                                              700            35,224
------------------------------------------------------------------------------------------------------------------
Anika Therapeutics, Inc. 1                                                                6,700            76,983
------------------------------------------------------------------------------------------------------------------
Arrow International, Inc.                                                                 4,700           149,930
------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1,2                                                         10,400           309,296
------------------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                                                       3,900           323,700
------------------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                                                       2,400           142,104


                 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
ConMed Corp. 1,2                                                                         13,200   $       406,164
------------------------------------------------------------------------------------------------------------------
Conor Medsystems, Inc. 1,2                                                                1,600            24,560
------------------------------------------------------------------------------------------------------------------
Cutera, Inc. 1,2                                                                          2,700            46,845
------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                                                               3,500           227,535
------------------------------------------------------------------------------------------------------------------
Dentsply International, Inc.                                                              2,600           140,400
------------------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1                                                                    9,000           246,870
------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                              6,500           279,630
------------------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                                                    12,000           487,680
------------------------------------------------------------------------------------------------------------------
HealthTronics, Inc. 1,2                                                                   6,600            85,734
------------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1,2                                                                        11,200           445,200
------------------------------------------------------------------------------------------------------------------
ICU Medical, Inc. 1,2                                                                       500            16,085
------------------------------------------------------------------------------------------------------------------
Inamed Corp. 1                                                                            1,050            70,319
------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1,2                                                              8,600           401,104
------------------------------------------------------------------------------------------------------------------
Kensey Nash Corp. 1,2                                                                     1,200            36,288
------------------------------------------------------------------------------------------------------------------
Lifecore Biomedical, Inc. 1                                                                 200             2,180
------------------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc. 1,2                                                                4,800           154,176
------------------------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A                                                       5,000           194,800
------------------------------------------------------------------------------------------------------------------
Medical Action Industries, Inc. 1                                                         1,900            33,915
------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                             12,900           535,092
------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                                13,100           248,245
------------------------------------------------------------------------------------------------------------------
NuVasive, Inc. 1,2                                                                        2,400            39,888
------------------------------------------------------------------------------------------------------------------
OraSure Technologies, Inc. 1                                                              5,400            53,946
------------------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1,2                                                    1,500            35,880
------------------------------------------------------------------------------------------------------------------
ResMed, Inc. 1,2                                                                          1,600           105,584
------------------------------------------------------------------------------------------------------------------
Respironics, Inc. 1                                                                       2,800           101,108
------------------------------------------------------------------------------------------------------------------
SonoSite, Inc. 1,2                                                                        3,300           102,432
------------------------------------------------------------------------------------------------------------------
SurModics, Inc. 1,2                                                                       2,600           112,762
------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 1                                                        11,900           447,678
------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                                   3,300            88,671
------------------------------------------------------------------------------------------------------------------
Thoratec Corp. 1                                                                            800            12,272
------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                            5,500           207,845
------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1,2                                                        10,000           402,300
------------------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1                                                                 8,400           189,756
------------------------------------------------------------------------------------------------------------------
Vital Signs, Inc.                                                                         1,100            47,652
------------------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                                                        5,900           165,495
                                                                                                  ----------------
                                                                                                        7,859,453

------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.6%
Advisory Board Co. (The) 1                                                                1,000            48,740
------------------------------------------------------------------------------------------------------------------
Alderwoods Group, Inc. 1                                                                    300             4,311
------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. 1,2                                                25,400           421,894
------------------------------------------------------------------------------------------------------------------
America Service Group, Inc. 1                                                             2,050            32,493
------------------------------------------------------------------------------------------------------------------
American Healthways, Inc. 1,2                                                            17,900           756,633
------------------------------------------------------------------------------------------------------------------
American Retirement Corp. 1,2                                                             7,900           115,498
------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                                        1,100            44,220
------------------------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1                                                           5,600            84,168

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
AmSurg Corp. 1,2                                                                          7,000   $       193,830
------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                                                           16,100           557,704
------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1,2                                                            43,400           552,916
------------------------------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                                                        4,900            68,012
------------------------------------------------------------------------------------------------------------------
Cantel Medical Corp. 1,2                                                                  2,650            43,354
------------------------------------------------------------------------------------------------------------------
Cerner Corp. 1,2                                                                          4,000           271,880
------------------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                             11,700           478,296
------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1                                                          7,100           268,309
------------------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc.                                                         6,500           242,255
------------------------------------------------------------------------------------------------------------------
CorVel Corp. 1                                                                              300             7,536
------------------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                                           3,600           161,532
------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                400            28,300
------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                                                        6,500           110,500
------------------------------------------------------------------------------------------------------------------
Dendrite International, Inc. 1,2                                                          2,900            40,020
------------------------------------------------------------------------------------------------------------------
Emageon, Inc. 1                                                                           2,700            37,827
------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                             15,600           721,968
------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                                                          13,100           233,966
------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                        9,100           347,256
------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc. 1,2                                                                    1,400            28,098
------------------------------------------------------------------------------------------------------------------
Horizon Health Corp. 1                                                                      400             9,356
------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                            6,500           258,310
------------------------------------------------------------------------------------------------------------------
IDX Systems Corp. 1                                                                       3,600           108,504
------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                                                             19,300           764,473
------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                                                       13,700           663,902
------------------------------------------------------------------------------------------------------------------
LHC Group, Inc. 1                                                                        10,100           183,618
------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                                  8,500           347,140
------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                                            700            24,717
------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                          5,300           210,569
------------------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 1,2                                                               7,300           235,279
------------------------------------------------------------------------------------------------------------------
MedCath Corp. 1,2                                                                         7,900           219,541
------------------------------------------------------------------------------------------------------------------
Merge Technologies, Inc. 1,2                                                              3,500            65,625
------------------------------------------------------------------------------------------------------------------
National HealthCare Corp. 2                                                               1,300            45,903
------------------------------------------------------------------------------------------------------------------
National Medical Health Card Systems, Inc. 1                                              1,100            26,466
------------------------------------------------------------------------------------------------------------------
Option Care, Inc. 2                                                                      21,450           302,445
------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.                                                                      17,600           569,360
------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                                         4,500           321,525
------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1,2                                                           8,600           170,710
------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                                          10,200           750,108
------------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1,2                                                            13,800           290,076
------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc. 1                                                2,000            93,720
------------------------------------------------------------------------------------------------------------------
PRA International 1                                                                         600            16,068
------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                                                               9,100           113,295
------------------------------------------------------------------------------------------------------------------
RehabCare Group, Inc. 1                                                                   8,700           232,551
------------------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1                                                                          7,300            98,988


                 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Service Corp. International                                                               28,500  $        228,570
-------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                            11,100           793,206
-------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc.                                                                 42,000           274,680
-------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                                           12,500           674,750
-------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                                    7,800           426,192
-------------------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                                                    11,800           165,318
-------------------------------------------------------------------------------------------------------------------
U.S. Physical Therapy, Inc. 1                                                                600            11,508
-------------------------------------------------------------------------------------------------------------------
United Surgical Partners
International, Inc. 1,2                                                                   16,700           869,725
-------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                                     4,600           286,028
-------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                                        18,000           436,500
-------------------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                                         3,800           263,986
                                                                                                   ----------------
                                                                                                        16,454,228

-------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.9%
Alpharma, Inc., Cl. A                                                                      8,300           120,101
-------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                                               7,800           380,172
-------------------------------------------------------------------------------------------------------------------
Caraco Pharmaceutical
Laboratories Ltd. 1                                                                        1,800            15,444
-------------------------------------------------------------------------------------------------------------------
CNS, Inc.                                                                                  4,300            98,255
-------------------------------------------------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1,2                                                                 700            13,062
-------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc. 1                                                          12,200           131,882
-------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                                                    3,800            99,864
-------------------------------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1,2                                                    13,400           255,136
-------------------------------------------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc. 1                                                              7,200           229,392
-------------------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1                                                                3,900           255,450
-------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                                     23,400           742,482
-------------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                                  100             1,394
                                                                                                   ----------------
                                                                                                         2,342,634

-------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--16.7%
-------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
AAR Corp. 1                                                                                5,100            80,121
-------------------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                                     650             5,753
-------------------------------------------------------------------------------------------------------------------
Aviall, Inc. 1                                                                            11,900           375,921
-------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                                       5,900            92,217
-------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                                     7,100           364,088
-------------------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 1,2                                                                6,100           614,880
-------------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                             9,900           405,504
-------------------------------------------------------------------------------------------------------------------
HEICO Corp., Cl. A                                                                            30               541
-------------------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1,2                                                   9,000           302,130
-------------------------------------------------------------------------------------------------------------------
Moog, Inc., Cl. A 1                                                                        7,000           220,430
-------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                  1,500           116,850
-------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                                             12,800           417,024
-------------------------------------------------------------------------------------------------------------------
Triumph Group, Inc. 1,2                                                                      200             6,952
                                                                                                   ----------------
                                                                                                         3,002,411

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
ABX Air, Inc. 1                                                                           15,800  $        128,770
-------------------------------------------------------------------------------------------------------------------
Dynamex, Inc. 1                                                                            3,100            52,824
-------------------------------------------------------------------------------------------------------------------
Forward Air Corp.                                                                          2,850            80,570
-------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                                     600            15,030
-------------------------------------------------------------------------------------------------------------------
Park-Ohio Holdings Corp. 1                                                                   400             6,668
                                                                                                  -----------------
                                                                                                           283,862

-------------------------------------------------------------------------------------------------------------------
AIRLINES--0.6%
Alaska Air Group, Inc. 1,2                                                                19,200           571,200
-------------------------------------------------------------------------------------------------------------------
AMR Corp. 1,2                                                                             10,500           127,155
-------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                                     11,800           156,704
-------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1,2                                                             16,400           139,564
-------------------------------------------------------------------------------------------------------------------
Frontier Airlines, Inc. 1,2                                                               10,900           112,597
-------------------------------------------------------------------------------------------------------------------
Hawaiian Holdings, Inc. 1                                                                  5,200            21,112
-------------------------------------------------------------------------------------------------------------------
Mesa Air Group, Inc. 1,2                                                                  20,200           135,542
-------------------------------------------------------------------------------------------------------------------
Pinnacle Airlines Corp. 1,2                                                                2,600            22,334
-------------------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                              9,100           165,438
-------------------------------------------------------------------------------------------------------------------
World Air Holdings, Inc. 1                                                                 4,700            55,084
                                                                                                  -----------------
                                                                                                         1,506,730

-------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.0%
Apogee Enterprises, Inc.                                                                   8,500           130,645
-------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc. 1                                                              32,000           518,400
-------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                  4,500           118,350
-------------------------------------------------------------------------------------------------------------------
Lennox International, Inc. 2                                                              29,200           618,164
-------------------------------------------------------------------------------------------------------------------
NCI Building Systems, Inc. 1,2                                                             2,000            65,600
-------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                                                          7,500           310,875
-------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                             11,500           488,750
-------------------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                               6,700           285,420
                                                                                                  -----------------
                                                                                                         2,536,204

-------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.3%
ABM Industries, Inc.                                                                       8,200           159,900
-------------------------------------------------------------------------------------------------------------------
Adesa, Inc.                                                                                7,500           163,275
-------------------------------------------------------------------------------------------------------------------
Administaff, Inc. 2                                                                       15,500           368,280
-------------------------------------------------------------------------------------------------------------------
American Reprographics Co. 1                                                               3,200            51,488
-------------------------------------------------------------------------------------------------------------------
Asset Acceptance Capital Corp. 1,2                                                         4,000           103,640
-------------------------------------------------------------------------------------------------------------------
Banta Corp.                                                                               11,200           508,032
-------------------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A 2                                                                      12,400           384,400
-------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1,2                                                13,600           553,792
-------------------------------------------------------------------------------------------------------------------
Brink's Co. (The)                                                                          3,300           118,800
-------------------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                                                   10,400           225,472
-------------------------------------------------------------------------------------------------------------------
CompX International, Inc. 2                                                                  600            10,050
-------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                                             10,400           424,008
-------------------------------------------------------------------------------------------------------------------
Copart, Inc. 1                                                                             4,900           116,620
-------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                              2,400           187,992
-------------------------------------------------------------------------------------------------------------------
CPI Corp.                                                                                    600            10,830


                 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
DeVry, Inc 1                                                                               2,200  $         43,780
-------------------------------------------------------------------------------------------------------------------
DiamondCluster International, Inc. 1                                                      12,700           143,510
-------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                                   4,600           283,590
-------------------------------------------------------------------------------------------------------------------
Duratek, Inc. 1,2                                                                          3,800            88,084
-------------------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                             11,400           407,094
-------------------------------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                                           4,800           137,184
-------------------------------------------------------------------------------------------------------------------
G&K Services, Inc., Cl. A                                                                  4,600           173,558
-------------------------------------------------------------------------------------------------------------------
General Binding Corp. 1                                                                    1,500            32,880
-------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                                    2,300            57,615
-------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                     15,700           596,600
-------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                                                         14,474           290,638
-------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1,2                                                                   10,500           273,840
-------------------------------------------------------------------------------------------------------------------
HNI Corp.                                                                                  6,400           327,360
-------------------------------------------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1,2                                                            5,300            82,627
-------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                8,800            83,688
-------------------------------------------------------------------------------------------------------------------
Imagistics International, Inc. 1,2                                                           900            25,200
-------------------------------------------------------------------------------------------------------------------
Integrated Alarm Services Group, Inc. 1,2                                                  9,600            42,144
-------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                             700            37,394
-------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                                          17,400           411,336
-------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                               12,200           208,742
-------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1,2                                                              26,600           472,150
-------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                                                     31,400           731,934
-------------------------------------------------------------------------------------------------------------------
McGrath RentCorp                                                                           5,900           139,830
-------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                      6,500           200,460
-------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc. 1,2                                                                      2,700            93,096
-------------------------------------------------------------------------------------------------------------------
PHH Corp. 1,2                                                                             17,300           444,956
-------------------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1,2                                                   10,600           445,412
-------------------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 2                                                            4,100           183,065
-------------------------------------------------------------------------------------------------------------------
PRG-Schultz International, Inc. 1                                                          7,800            21,996
-------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                    9,100           327,691
-------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1,2                                                             9,400           218,362
-------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                            4,300           107,371
-------------------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                             11,100           222,444
-------------------------------------------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1,2                                                          3,600            48,024
-------------------------------------------------------------------------------------------------------------------
ServiceMaster Co. (The)                                                                   16,200           217,080
-------------------------------------------------------------------------------------------------------------------
SITEL Corp. 1                                                                              5,300            11,183
-------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                                                         20,100           275,370
-------------------------------------------------------------------------------------------------------------------
Spherion Corp. 1,2                                                                        12,900            85,140
-------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                                     9,400           130,190
-------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1,2                                                               33,000           268,950
-------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                  7,900           387,890
-------------------------------------------------------------------------------------------------------------------
Vertrue, Inc. 1                                                                            2,100            81,816
-------------------------------------------------------------------------------------------------------------------
Viad Corp.                                                                                 9,800           277,732
-------------------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1                                                          2,600            61,698
-------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1,2                                                                9,100           339,339

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Waste Industries USA, Inc.                                                                   200  $          2,828
-------------------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                                2,900            74,327
-------------------------------------------------------------------------------------------------------------------
West Corp. 1                                                                               3,900           149,760
                                                                                                  -----------------
                                                                                                        13,153,537

-------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Comfort Systems USA, Inc. 1                                                                8,700            57,246
-------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                       11,200           547,680
-------------------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                                 3,800           106,780
-------------------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2                                                   3,300            52,899
-------------------------------------------------------------------------------------------------------------------
McDermott International, Inc. 1                                                           15,100           317,100
-------------------------------------------------------------------------------------------------------------------
Perini Corp. 1                                                                            10,900           178,978
-------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                                                                 19,400           170,720
-------------------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1,2                                                                16,100           346,311
-------------------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                               20,600           769,410
-------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 1,2                                                  15,200           777,024
                                                                                                  -----------------
                                                                                                         3,324,148

-------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Active Power, Inc. 1                                                                         400             1,300
-------------------------------------------------------------------------------------------------------------------
Acuity Brands, Inc.                                                                        8,200           210,658
-------------------------------------------------------------------------------------------------------------------
American Power Conversion Corp.                                                           11,500           271,285
-------------------------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                                                 900            37,665
-------------------------------------------------------------------------------------------------------------------
Baldor Electric Co. 2                                                                      3,100            75,392
-------------------------------------------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1,2                                                       10,300           230,514
-------------------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc. 1,2                                                                  4,700            30,221
-------------------------------------------------------------------------------------------------------------------
General Cable Corp. 1,2                                                                   13,000           192,790
-------------------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                                                9,500           463,030
-------------------------------------------------------------------------------------------------------------------
II-VI, Inc. 1,2                                                                            1,500            27,585
-------------------------------------------------------------------------------------------------------------------
LSI Industries, Inc.                                                                       1,300            18,122
-------------------------------------------------------------------------------------------------------------------
Preformed Line Products Co.                                                                  600            24,480
-------------------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp.                                                                         5,600           149,576
-------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                    11,100           313,464
-------------------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                                              6,700            91,120
-------------------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                                      3,300           277,299
                                                                                                  -----------------
                                                                                                         2,414,501

-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Alleghany Corp.                                                                              600           178,200
-------------------------------------------------------------------------------------------------------------------
Carlisle Cos., Inc.                                                                        2,200           150,986
-------------------------------------------------------------------------------------------------------------------
Raven Industries, Inc. 2                                                                   6,000           140,520
-------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                             1,500            89,055
-------------------------------------------------------------------------------------------------------------------
Tredegar Corp.                                                                             4,000            62,400
                                                                                                  -----------------
                                                                                                           621,161


                 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
MACHINERY--3.2%
Alamo Group, Inc.                                                                            500  $          9,335
-------------------------------------------------------------------------------------------------------------------
Albany International Corp., Cl. A                                                         14,000           449,540
-------------------------------------------------------------------------------------------------------------------
American Science & Engineering, Inc. 1                                                     2,200            97,592
-------------------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                                                     1,000            12,000
-------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                                   8,600           199,434
-------------------------------------------------------------------------------------------------------------------
Barnes Group, Inc.                                                                         3,900           129,090
-------------------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A 2                                                       8,900           338,022
-------------------------------------------------------------------------------------------------------------------
Cascade Corp.                                                                              2,700           116,775
-------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                              12,700           290,322
-------------------------------------------------------------------------------------------------------------------
CIRCOR International, Inc.                                                                 2,400            59,208
-------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                              4,500           335,745
-------------------------------------------------------------------------------------------------------------------
EnPro Industries, Inc. 1                                                                   3,000            86,610
-------------------------------------------------------------------------------------------------------------------
Flanders Corp. 1                                                                           1,500            13,500
-------------------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                                         23,400           708,084
-------------------------------------------------------------------------------------------------------------------
Freightcar America, Inc. 1                                                                 8,800           174,504
-------------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                               5,800           316,390
-------------------------------------------------------------------------------------------------------------------
Hexcel Corp. 1                                                                            12,600           213,192
-------------------------------------------------------------------------------------------------------------------
Idex Corp.                                                                                   600            23,166
-------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc.                                                                       8,700           239,076
-------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                                           7,873           264,454
-------------------------------------------------------------------------------------------------------------------
Kadant, Inc. 1                                                                               200             4,386
-------------------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc. 2                                                            700            23,205
-------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                    600            24,612
-------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                                                   1,200            63,432
-------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                  12,600           341,460
-------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                              3,600           385,992
-------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                              2,200            75,416
-------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                        3,500           273,980
-------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                11,000           333,960
-------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                                        25,700           582,362
-------------------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                                                     1,400            50,946
-------------------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                              9,000           354,600
-------------------------------------------------------------------------------------------------------------------
Thomas Industries, Inc.                                                                    1,200            47,952
-------------------------------------------------------------------------------------------------------------------
Titan International, Inc.                                                                  9,900           138,402
-------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                            15,900           613,899
-------------------------------------------------------------------------------------------------------------------
Wabash National Corp.                                                                     12,800           310,144
-------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                              15,600           335,088
                                                                                                  -----------------
                                                                                                         8,035,875

-------------------------------------------------------------------------------------------------------------------
MARINE--0.2%
Alexander & Baldwin, Inc.                                                                  7,400           342,990
-------------------------------------------------------------------------------------------------------------------
Frozen Food Express Industries, Inc. 1                                                       600             6,792
-------------------------------------------------------------------------------------------------------------------
Kirby Corp. 1                                                                              2,500           112,750
-------------------------------------------------------------------------------------------------------------------
Sea Containers Ltd., Cl. A                                                                 1,300            20,761
                                                                                                  -----------------
                                                                                                           483,293

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.6%
Amerco, Inc.                                                                               2,900  $        155,295
-------------------------------------------------------------------------------------------------------------------
Arkansas Best Corp. 2                                                                     10,700           340,367
-------------------------------------------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.                                                              1,600            93,120
-------------------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                                                   8,800           395,120
-------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2                                                  9,800           372,204
-------------------------------------------------------------------------------------------------------------------
Florida East Coast Industries, Inc., Cl. A                                                 4,800           207,840
-------------------------------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1,2                                                         7,050           191,831
-------------------------------------------------------------------------------------------------------------------
Heartland Express, Inc. 2                                                                  4,900            95,207
-------------------------------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                                       3,100            59,830
-------------------------------------------------------------------------------------------------------------------
Kansas City Southern 1,2                                                                   6,200           125,116
-------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc. 1                                                             18,500           445,850
-------------------------------------------------------------------------------------------------------------------
Mullen Transportation, Inc.                                                                1,300            65,255
-------------------------------------------------------------------------------------------------------------------
Overnite Corp.                                                                             4,800           206,304
-------------------------------------------------------------------------------------------------------------------
Pacer International, Inc. 1                                                               12,200           265,838
-------------------------------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                                                 4,100            72,980
-------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                          29,400           684,726
-------------------------------------------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1                                                       4,300            72,627
-------------------------------------------------------------------------------------------------------------------
USA Truck, Inc. 1                                                                            300             7,425
-------------------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                                     700            13,748
-------------------------------------------------------------------------------------------------------------------
Yellow Roadway Corp. 1                                                                     3,026           153,721
                                                                                                  -----------------
                                                                                                         4,024,404

-------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Applied Industrial Technologies, Inc.                                                     21,450           692,621
-------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.                                                                    8,200            86,756
-------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                24,900           859,050
-------------------------------------------------------------------------------------------------------------------
Lawson Products, Inc.                                                                        500            19,410
-------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                                         14,900           247,340
-------------------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1,2                                                                  11,400           230,394
-------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                                3,400           106,692
                                                                                                  -----------------
                                                                                                         2,242,263

-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Interpool, Inc.                                                                            1,400            29,932
-------------------------------------------------------------------------------------------------------------------
Macquarie Infrastructure Co. Trust                                                         1,400            39,732
                                                                                                  -----------------
                                                                                                            69,664

-------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.4%
-------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
ADTRAN, Inc.                                                                              21,500           532,985
-------------------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1                                                                   1,100            14,465
-------------------------------------------------------------------------------------------------------------------
Black Box Corp. 2                                                                          5,500           194,700
-------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                    63,700           247,156
-------------------------------------------------------------------------------------------------------------------
Brooktrout, Inc. 1                                                                           100             1,116
-------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1,2                                                                        5,300            92,273
-------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1,2                                                      13,000           424,190


                 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Comverse Technology, Inc. 1                                                                7,900  $        186,835
-------------------------------------------------------------------------------------------------------------------
Digi International, Inc. 1,2                                                              17,700           209,922
-------------------------------------------------------------------------------------------------------------------
Echelon Corp. 1                                                                              600             4,128
-------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1,2                                                                      4,000           188,940
-------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1,2                                                                 8,400            72,492
-------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                               8,500           265,285
-------------------------------------------------------------------------------------------------------------------
Netgear, Inc. 1,2                                                                         20,200           375,720
-------------------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                                         10,700           150,870
-------------------------------------------------------------------------------------------------------------------
Paradyne Networks, Inc. 1                                                                  3,000             5,430
-------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                                           8,600            47,558
-------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                                                           1,700            30,056
-------------------------------------------------------------------------------------------------------------------
SpectraLink Corp. 2                                                                        7,300            76,796
-------------------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                                                     32,900           341,173
                                                                                                  -----------------
                                                                                                         3,462,090

-------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
Electronics for Imaging, Inc. 1                                                           27,500           578,600
-------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1,2                                                           12,500           481,375
-------------------------------------------------------------------------------------------------------------------
Imation Corp.                                                                             11,600           449,964
-------------------------------------------------------------------------------------------------------------------
InFocus Corp. 1,2                                                                          3,000            12,420
-------------------------------------------------------------------------------------------------------------------
Intergraph Corp. 1,2                                                                      16,600           572,036
-------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1                                                       8,200           157,194
-------------------------------------------------------------------------------------------------------------------
Maxtor Corp. 1                                                                             4,500            23,400
-------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                6,500           228,280
-------------------------------------------------------------------------------------------------------------------
Pinnacle Systems, Inc. 1                                                                  11,900            65,450
-------------------------------------------------------------------------------------------------------------------
Quantum Corp. 1,2                                                                         25,400            75,438
-------------------------------------------------------------------------------------------------------------------
Rimage Corp. 1                                                                               500            10,615
-------------------------------------------------------------------------------------------------------------------
SimpleTech, Inc. 1                                                                         7,700            29,491
-------------------------------------------------------------------------------------------------------------------
Storage Technology Corp. 1                                                                10,600           384,674
-------------------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1,2                                                                          600            19,608
-------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                   48,500           650,870
                                                                                                  -----------------
                                                                                                         3,739,415

-------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
Agilysys, Inc. 2                                                                          12,100           189,970
-------------------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                                     10,500           421,785
-------------------------------------------------------------------------------------------------------------------
Anixter International, Inc. 1                                                              5,200           193,284
-------------------------------------------------------------------------------------------------------------------
BEI Technologies, Inc.                                                                       500            13,340
-------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc. 2                                                                         8,400           178,080
-------------------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc. 1,2                                                               2,800            26,320
-------------------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1,2                                                                      7,000           155,330
-------------------------------------------------------------------------------------------------------------------
Coherent, Inc. 1,2                                                                        19,500           702,195
-------------------------------------------------------------------------------------------------------------------
CyberOptics Corp. 1,2                                                                        600             7,800
-------------------------------------------------------------------------------------------------------------------
Dionex Corp. 1,2                                                                           1,400            61,054
-------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                                                   13,100           234,228
-------------------------------------------------------------------------------------------------------------------
Fargo Electronics, Inc. 1                                                                  1,400            27,986

                                                                                                             VALUE
                                                                                          SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Hypercom Corp. 1                                                                          13,200  $         85,404
-------------------------------------------------------------------------------------------------------------------
Identix, Inc. 1,2                                                                          9,200            46,276
-------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                                4,400            68,904
-------------------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc.                                                                 8,700           134,067
-------------------------------------------------------------------------------------------------------------------
Komag, Inc. 1,2                                                                            3,600           102,132
-------------------------------------------------------------------------------------------------------------------
LoJack Corp. 1                                                                             3,300            57,948
-------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                                                           1,300            15,431
-------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                       2,800           130,424
-------------------------------------------------------------------------------------------------------------------
MTS Systems Corp. 2                                                                        8,900           298,862
-------------------------------------------------------------------------------------------------------------------
PAR Technology Corp. 1                                                                     1,000            32,000
-------------------------------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                                                 9,500           239,400
-------------------------------------------------------------------------------------------------------------------
Paxar Corp. 1                                                                             18,500           328,375
-------------------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1                                                                      5,000            31,100
-------------------------------------------------------------------------------------------------------------------
RadiSys Corp. 1                                                                            5,200            83,980
-------------------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                                                           1,000            32,800
-------------------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                                                  5,650           220,181
-------------------------------------------------------------------------------------------------------------------
UNOVA, Inc. 1,2                                                                           11,300           300,919
-------------------------------------------------------------------------------------------------------------------
Zygo Corp. 1                                                                               3,700            36,260
                                                                                                  -----------------
                                                                                                         4,455,835

-------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
AsiaInfo Holdings, Inc. 1,2                                                               14,000            77,140
-------------------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc. 1                                                                  1,600            47,808
-------------------------------------------------------------------------------------------------------------------
Corillian Corp. 1                                                                          8,900            27,590
-------------------------------------------------------------------------------------------------------------------
Covansys Corp. 1                                                                           3,200            41,120
-------------------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                                       17,700           129,387
-------------------------------------------------------------------------------------------------------------------
Digital Insight Corp. 1                                                                   13,700           327,704
-------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                         72,900           631,314
-------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                                                          800            26,344
-------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                                                         27,900           566,091
-------------------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                                                        16,200           121,986
-------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                           1,600            55,104
-------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                                             2,800           148,512
-------------------------------------------------------------------------------------------------------------------
Online Resources &
Communications Corp. 1                                                                     9,900           111,969
-------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                                                     1,900            38,912
-------------------------------------------------------------------------------------------------------------------
SeeBeyond Technology Corp. 1                                                               1,200             5,016
-------------------------------------------------------------------------------------------------------------------
Selectica, Inc. 1                                                                          1,800             5,526
-------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1                                                                         33,500           180,565
-------------------------------------------------------------------------------------------------------------------
United Online, Inc.                                                                       44,800           486,528
-------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1,2                                                                      25,800           318,114
-------------------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                               7,300           192,793
-------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                                        11,400           547,770
                                                                                                  -----------------
                                                                                                         4,087,293


                 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.6%
American Software, Inc.                                                                     700   $         4,046
------------------------------------------------------------------------------------------------------------------
Anteon International Corp. 1                                                              8,700           396,894
------------------------------------------------------------------------------------------------------------------
Aquantive, Inc. 1,2                                                                       3,500            62,020
------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                                                         4,500           284,220
------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                                         5,400           183,924
------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                        27,900           529,542
------------------------------------------------------------------------------------------------------------------
eFunds Corp. 1                                                                           18,200           327,418
------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1                                                                   600            17,442
------------------------------------------------------------------------------------------------------------------
Fastclick, Inc. 1                                                                         7,800            70,980
------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1                                                                  400             7,132
------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                     3,100           210,180
------------------------------------------------------------------------------------------------------------------
Information Resources, Inc. 1                                                               500               300
------------------------------------------------------------------------------------------------------------------
infoUSA, Inc. 2                                                                          19,000           222,300
------------------------------------------------------------------------------------------------------------------
Integral Systems, Inc.                                                                      100             2,263
------------------------------------------------------------------------------------------------------------------
Intrado, Inc. 1,2                                                                         1,700            25,432
------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc. 1,2                                                                 200             7,304
------------------------------------------------------------------------------------------------------------------
Keane, Inc. 1                                                                            10,400           142,480
------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                            11,100           344,544
------------------------------------------------------------------------------------------------------------------
Maximus, Inc.                                                                             5,800           204,682
------------------------------------------------------------------------------------------------------------------
Pegasus Solutions, Inc. 1,2                                                               3,000            33,450
------------------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                                                             16,400           233,208
------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                      1,500            29,925
------------------------------------------------------------------------------------------------------------------
SI International, Inc. 1,2                                                                1,000            29,960
------------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1,2                                                        7,500           260,400
------------------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                                                   3,600           114,048
------------------------------------------------------------------------------------------------------------------
Startek, Inc. 2                                                                           1,800            29,556
------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                                                 2,800            26,544
------------------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1,2                                              11,100           107,670
                                                                                                  ----------------
                                                                                                        3,907,864

------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.5%
ADE Corp. 1                                                                              11,900           333,795
------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                                                      9,000            70,740
------------------------------------------------------------------------------------------------------------------
AMIS Holdings, Inc. 1,2                                                                   2,100            28,014
------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1,2                                                                           18,900           548,289
------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                                                             40,900           280,574
------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1,2                                                          4,700           136,253
------------------------------------------------------------------------------------------------------------------
Cascade Microtech, Inc. 1                                                                 3,500            51,100
------------------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                                3,100            62,155
------------------------------------------------------------------------------------------------------------------
Cree, Inc. 1,2                                                                           12,600           320,922
------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1,2                                                                          17,200           453,220
------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1,2                                                          21,300           268,167
------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1,2                                                                          5,950           185,640
------------------------------------------------------------------------------------------------------------------
DSP Group, Inc. 1                                                                         8,000           190,960
------------------------------------------------------------------------------------------------------------------
Entegris, Inc. 1,2                                                                        4,800            47,520
------------------------------------------------------------------------------------------------------------------
FEI Co. 1,2                                                                               6,600           150,546

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Freescale Semiconductor, Inc., Cl. A 1                                                    1,200   $        25,212
------------------------------------------------------------------------------------------------------------------
Genesis Microchip, Inc. 1                                                                 1,600            29,536
------------------------------------------------------------------------------------------------------------------
Helix Technology Corp.                                                                    3,400            45,152
------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                     58,800           632,100
------------------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                           1,400            66,808
------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                     6,600           123,882
------------------------------------------------------------------------------------------------------------------
IXYS Corp. 1                                                                              7,700           109,186
------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                     10,100           292,294
------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                        37,500           318,375
------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                                        14,400           227,088
------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                           54,100           623,232
------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                        29,300           550,840
------------------------------------------------------------------------------------------------------------------
Microtune, Inc. 1,2                                                                      16,500            82,748
------------------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1                                                         18,600           133,920
------------------------------------------------------------------------------------------------------------------
Mykrolis Corp. 1                                                                         11,700           166,257
------------------------------------------------------------------------------------------------------------------
Nanometrics, Inc. 1                                                                         400             4,996
------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                            7,500           200,400
------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                                        41,800           568,062
------------------------------------------------------------------------------------------------------------------
PDF Solutions, Inc. 1                                                                     7,500            98,400
------------------------------------------------------------------------------------------------------------------
Photronics, Inc. 1                                                                       23,300           543,822
------------------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1,2                                                            1,100            15,763
------------------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 2                                                        6,000            24,180
------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1,2                                                              4,600            33,902
------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1,2                                                                          300             5,298
------------------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1,2                                                            5,400           122,526
------------------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                                              1,700            12,665
------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc. 1,2                                                                     15,500           573,500
------------------------------------------------------------------------------------------------------------------
Virage Logic Corp. 1                                                                      2,400            24,720
                                                                                                  ----------------
                                                                                                        8,782,759

------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.0%
Activision, Inc. 1                                                                       10,633           175,663
------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1,2                                                                          6,600           159,456
------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                                          18,800           667,588
------------------------------------------------------------------------------------------------------------------
Aspect Communications Corp. 1                                                            14,000           157,220
------------------------------------------------------------------------------------------------------------------
Atari, Inc. 1                                                                             5,700            15,846
------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                      10,400            91,312
------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                           6,900            93,150
------------------------------------------------------------------------------------------------------------------
Borland Software Corp. 1                                                                 31,200           214,032
------------------------------------------------------------------------------------------------------------------
Bottomline Technologies, Inc. 1                                                          10,000           149,700
------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                           17,100           233,586
------------------------------------------------------------------------------------------------------------------
Captiva Software Corp. 1                                                                  1,800            25,992
------------------------------------------------------------------------------------------------------------------
Catapult Communications Corp. 1                                                           9,100           155,246
------------------------------------------------------------------------------------------------------------------
CCC Information Services Group, Inc. 1                                                    2,400            57,480
------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                        27,800           199,882


                 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
SOFTWARE Continued
Entrust Technologies, Inc. 1                                                             20,200   $        96,758
------------------------------------------------------------------------------------------------------------------
EPIQ Systems, Inc. 1                                                                      1,000            16,360
------------------------------------------------------------------------------------------------------------------
ePlus, inc. 1                                                                             1,400            16,100
------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc. 2                                                          5,650           202,496
------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                          2,700            98,550
------------------------------------------------------------------------------------------------------------------
FileNet Corp. 1,2                                                                        16,200           407,268
------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1,2                                                                    37,700           316,303
------------------------------------------------------------------------------------------------------------------
InterVideo, Inc. 1                                                                        2,000            28,760
------------------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1,2                                                               10,000            86,300
------------------------------------------------------------------------------------------------------------------
Macromedia, Inc. 1                                                                        3,200           122,304
------------------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                                       8,700           196,098
------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                           17,500           458,150
------------------------------------------------------------------------------------------------------------------
Micromuse, Inc. 1                                                                         3,800            21,508
------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                   13,100           586,225
------------------------------------------------------------------------------------------------------------------
Mobius Management Systems, Inc. 1                                                           200             1,320
------------------------------------------------------------------------------------------------------------------
Moldflow Corp. 1,2                                                                          200             2,590
------------------------------------------------------------------------------------------------------------------
MRO Software, Inc. 1                                                                     10,400           151,944
------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. 1,2                                                                    2,700            37,125
------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                           138,100           881,078
------------------------------------------------------------------------------------------------------------------
Pervasive Software, Inc. 1                                                                  200               847
------------------------------------------------------------------------------------------------------------------
Progress Software Corp. 1                                                                18,500           557,775
------------------------------------------------------------------------------------------------------------------
Quality Systems, Inc. 2                                                                   1,200            56,856
------------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                                   19,600           267,148
------------------------------------------------------------------------------------------------------------------
Radiant Systems, Inc. 1                                                                   9,900           112,860
------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                                            1,300            35,139
------------------------------------------------------------------------------------------------------------------
Smith Micro Software, Inc. 1                                                                200               876
------------------------------------------------------------------------------------------------------------------
SPSS, Inc. 1                                                                                900            17,289
------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                           12,400           227,540
------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                         21,300           355,071
------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2                                                  16,750           426,288
------------------------------------------------------------------------------------------------------------------
TALX Corp.                                                                                1,600            46,256
------------------------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                                              11,500           336,605
------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects,
Inc., Cl. A 1                                                                            29,400           724,122
------------------------------------------------------------------------------------------------------------------
Ulticom, Inc. 1                                                                           1,300            13,793
------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                                                   9,500           155,800
------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1                                                                      800            25,728
------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                               21,200           332,416
------------------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1,2                                                                11,600           211,468
                                                                                                  ----------------
                                                                                                       10,027,267

------------------------------------------------------------------------------------------------------------------
MATERIALS--6.0%
------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.1%
Agrium, Inc.                                                                             21,600           423,576
------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                               1,500            49,500
------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                     10,900           255,060

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Crompton Corp.                                                                           25,700   $       363,655
------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                      7,700           424,655
------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                           9,100           259,805
------------------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                              11,000           617,540
------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                        18,800           640,328
------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                                        8,600           267,030
------------------------------------------------------------------------------------------------------------------
Great Lakes Chemical Corp.                                                                5,300           166,791
------------------------------------------------------------------------------------------------------------------
Hercules, Inc. 1                                                                            100             1,415
------------------------------------------------------------------------------------------------------------------
MacDermid, Inc.                                                                           9,400           292,904
------------------------------------------------------------------------------------------------------------------
NL Industries, Inc.                                                                       6,000            92,340
------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                      2,500            76,400
------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                                         11,000           271,590
------------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1                                                                          23,400           154,908
------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 1                                                     3,600           256,356
------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp.                                                               1,500            30,915
------------------------------------------------------------------------------------------------------------------
Stepan Co.                                                                                1,400            30,940
------------------------------------------------------------------------------------------------------------------
Valhi, Inc. 2                                                                             1,800            31,500
------------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                                       3,200           154,528
------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                                     26,800           208,772
------------------------------------------------------------------------------------------------------------------
Wellman, Inc.                                                                            20,600           209,914
                                                                                                  ----------------
                                                                                                        5,280,422

------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
AMCOL International Corp.                                                                   100             1,879
------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc. 2                                                                   7,600           703,684
------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B 2                                                              100             9,049
------------------------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                                             1,500           110,025
------------------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.                                                               3,400           212,296
------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                           6,400           442,368
------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                                    2,400           134,952
------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                      1,400            90,986
                                                                                                  ----------------
                                                                                                        1,705,239

------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Ball Corp.                                                                                3,500           125,860
------------------------------------------------------------------------------------------------------------------
Caraustar Industries, Inc. 1,2                                                            9,900           103,950
------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                                   28,600           406,978
------------------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1,2                                                               5,800            21,170
------------------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                                        8,900           543,790
------------------------------------------------------------------------------------------------------------------
Longview Fibre Co.                                                                        8,000           164,400
------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc. 2                                                                  1,300            16,250
------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                                   18,200           455,910
------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                            3,700            79,846
------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                    10,600           596,144
                                                                                                  ----------------
                                                                                                        2,514,298


                 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.7%
AK Steel Holding Corp. 1,2                                                               10,000   $        64,100
------------------------------------------------------------------------------------------------------------------
Aleris International, Inc. 1                                                             10,400           234,520
------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd. 1                                                                 66,000            96,964
------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                               13,800           714,840
------------------------------------------------------------------------------------------------------------------
Castle (A.M.) & Co. 1,2                                                                   3,800            58,748
------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                    15,900           378,738
------------------------------------------------------------------------------------------------------------------
Desert Sun Mining Corp. 1                                                                15,700            25,628
------------------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                                          73,900            78,412
------------------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                                    3,100            28,718
------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                                            2,425            38,576
------------------------------------------------------------------------------------------------------------------
HudBay Minerals, Inc. 1                                                                  26,100            54,748
------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp. 1                                                                      8,800           113,843
------------------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                                                      24,300           124,753
------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                       900            16,161
------------------------------------------------------------------------------------------------------------------
Metal Management, Inc. 2                                                                 12,700           245,745
------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1,2                                                              9,200           158,332
------------------------------------------------------------------------------------------------------------------
Quanex Corp. 2                                                                           15,650           829,607
------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                            12,100           448,547
------------------------------------------------------------------------------------------------------------------
Roanoke Electric Steel Corp.                                                              1,000            16,520
------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc. 1                                                          1,700            53,397
------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                                                        1,800            42,660
------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                                                2,000            85,680
------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                                                   12,000           315,000
------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                 1,200            41,244
------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                              6,100            96,380
                                                                                                  ----------------
                                                                                                        4,361,861

------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Buckeye Technologies, Inc. 1,2                                                           11,700            93,249
------------------------------------------------------------------------------------------------------------------
Deltic Timber Corp. 2                                                                       400            15,212
------------------------------------------------------------------------------------------------------------------
Glatfelter                                                                               13,700           169,880
------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp. 2                                                                 9,700           238,426
------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                                                      2,000            61,940
------------------------------------------------------------------------------------------------------------------
Pope & Talbot, Inc. 2                                                                     9,700           107,670
------------------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                                           10,200           533,766
                                                                                                  ----------------
                                                                                                        1,220,143

------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.7%
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Alaska Communications Systems
Group, Inc. 2                                                                            18,800           186,308
------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                         11,100           384,393
------------------------------------------------------------------------------------------------------------------
Commonwealth Telephone
Enterprises, Inc.                                                                         3,000           125,730
------------------------------------------------------------------------------------------------------------------
CT Communications, Inc.                                                                   3,300            43,065
------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                                            2,300            37,145
------------------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                                                          5,700           111,492

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Premiere Global Services, Inc. 1                                                         22,300   $       251,767
------------------------------------------------------------------------------------------------------------------
Shenandoah Telecommunications Co. 2                                                         500            19,875
------------------------------------------------------------------------------------------------------------------
Talk America Holdings, Inc. 1                                                             3,200            32,032
                                                                                                  ----------------
                                                                                                        1,191,807

------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Centennial Communications Corp. 1                                                         2,900            40,252
------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.,
Special Shares                                                                            1,900            72,846
------------------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1,2                                                                      30,400           248,064
------------------------------------------------------------------------------------------------------------------
United States Cellular Corp. 1                                                            1,800            89,892
------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., Cl. A 1                                                                 2,600            15,132
                                                                                                  ----------------
                                                                                                          466,186

------------------------------------------------------------------------------------------------------------------
UTILITIES--2.6%
------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
ALLETE, Inc. 2                                                                            7,900           394,210
------------------------------------------------------------------------------------------------------------------
Black Hills Corp.                                                                         4,600           169,510
------------------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                                                        14,000            45,593
------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                                 12,100           159,841
------------------------------------------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                                                   7,200           350,136
------------------------------------------------------------------------------------------------------------------
Cleco Corp.                                                                               1,000            21,570
------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1,2                                                                     44,500           670,170
------------------------------------------------------------------------------------------------------------------
Green Mountain Power Corp.                                                                1,000            29,840
------------------------------------------------------------------------------------------------------------------
IDACORP, Inc.                                                                               600            18,378
------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                                   3,800            79,268
------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                                                      8,900           334,640
------------------------------------------------------------------------------------------------------------------
NSTAR, Inc.                                                                               3,200            98,656
------------------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc. 2                                                               17,000           324,700
------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                                      10,300           296,743
------------------------------------------------------------------------------------------------------------------
UIL Holdings Corp.                                                                        1,700            91,477
------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                                    7,900           308,100
------------------------------------------------------------------------------------------------------------------
WPS Resources Corp.                                                                       3,200           180,000
                                                                                                  ----------------
                                                                                                        3,572,832

------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Atmos Energy Corp.                                                                       13,500           388,800
------------------------------------------------------------------------------------------------------------------
Chesapeake Utilities Corp.                                                                1,100            33,605
------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                             2,800            98,140
------------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp.                                                                  400            19,300
------------------------------------------------------------------------------------------------------------------
Nicor, Inc. 2                                                                             5,400           222,318
------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co.                                                                 3,800           145,312
------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                               9,300           303,645
------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp.                                                                      1,400            60,844
------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                                             1,100            67,232
------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                                       7,600           193,876
------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                 6,900           192,510


                 21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
GAS UTILITIES Continued
WGL Holdings, Inc. 2                                                                     12,900   $       433,956
                                                                                                  ----------------
                                                                                                        2,159,538

------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
Avista Corp.                                                                              1,100            20,449
------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                        10,700           310,086
------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                                                 2,200            61,974
------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources 1,2                                                             40,000           498,000
                                                                                                  ----------------
                                                                                                          890,509
                                                                                                  ----------------
Total Common Stocks (Cost $211,132,408)                                                               247,705,683

------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------
Simon Property Group Inc., 6% Cv.,
Non-Vtg. (Cost $3,213)                                                                       60             3,720

                                                                                      PRINCIPAL
                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc., 6% Sub. Nts.,
11/1/14 2 (Cost $51,000)                                                        $        51,000            50,745

------------------------------------------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.1%
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $226,538)                                                                  226,538           226,538

------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.0%
------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.80% in joint repurchase agreement (Principal
Amount/Value $1,234,399,000, with a maturity value of $1,234,508,724) with
UBS Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at $9,823,873 on
7/1/05, collateralized by Federal Home Loan Mortgage Corp., 5.50%, 2/1/35,
with a value of $1,260,871,334 (Cost $9,823,000)                                      9,823,000         9,823,000
------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $221,236,159)                                                257,809,686

------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--21.2%
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.9%
Whitehawk CDO Funding Corp., 3.48%, 9/15/05 6                                         2,250,000         2,250,000
------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--19.6%
Undivided interest of 0.17% in joint repurchase agreement
(Principal Amount/Value $4,000,000,000, with a maturity
value of $4,000,386,667) with Nomura Securities, 3.48%,
dated 6/30/05, to be repurchased at $6,922,944 on
7/1/05, collateralized by U.S. Agency Mortgages,
0.00%--5.959%, 1/15/18--4/1/42, with
a value of $4,160,000,001 6                                                           6,922,275         6,922,275

                                                                                      PRINCIPAL             VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 1.05% in joint repurchase agreement (Principal
Amount/Value $4,000,000,000, with a maturity value of $4,000,385,278) with
Nomura Securities, 3.4675%, dated 6/30/05, to be repurchased at
$42,004,045 on 7/1/05, collateralized by U.S. Agency Mortgages,
0.00%--5.959%, 1/15/18--4/1/42, with a value of $4,160,000,001 6,7              $    42,000,000   $    42,000,000
                                                                                                  ----------------
                                                                                                       48,922,275

------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.7%
Bear Stearns, 3.618%, 7/1/05 6                                                          250,000           250,000
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital,
3.538%, 7/1/05 6                                                                      1,500,000         1,500,000
                                                                                                  ----------------
                                                                                                        1,750,000
                                                                                                  ----------------

Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $52,922,275)                                                                                     52,922,275

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $274,158,434)                                                                       124.5%      310,731,961
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                                                           (24.5)      (61,110,461)
                                                                                ----------------------------------
NET ASSETS                                                                                100.0%  $   249,621,500
                                                                                ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security--See Note 7 of Notes to Financial
Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,254 or less than 0.005% of the Fund's net assets as of June 30, 2005.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $134,451, which represents 0.05% of the Fund's net assets, of which $134,451 is considered restricted. See Note 6 of Notes to Financial Statements.

6. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

7. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks. See Note 1 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $51,724,323) (cost $274,158,434)--
see accompanying statement of investments                                                                           $ 310,731,961
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                        3,367,206
Shares of beneficial interest sold                                                                                        804,889
Interest and dividends                                                                                                    143,789
Other                                                                                                                       5,423
                                                                                                                    --------------
Total assets                                                                                                          315,053,268

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                             52,922,275
----------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                  11,020,711
Shares of beneficial interest redeemed                                                                                  1,343,068
Distribution and service plan fees                                                                                        117,602
Shareholder communications                                                                                                  9,887
Trustees' compensation                                                                                                      5,624
Transfer and shareholder servicing agent fees                                                                               1,759
Other                                                                                                                      10,842
                                                                                                                    --------------
Total liabilities                                                                                                      65,431,768

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                          $ 249,621,500
                                                                                                                    ==============

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                          $      15,978
----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                            212,900,727
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                           (24,675)
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                                            155,732
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies                                                                                                             36,573,738
                                                                                                                    --------------
NET ASSETS                                                                                                          $ 249,621,500
                                                                                                                    ==============

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $39,569,583 and
2,519,749 shares of beneficial interest outstanding)                                                                $       15.70
----------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $210,051,917 and
13,458,124 shares of beneficial interest outstanding)                                                               $       15.61

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $7,410)                                                              $     936,107
----------------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                                    111,554
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                   56,012
                                                                                                                    --------------
Total investment income                                                                                                 1,103,673

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                           811,741
----------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                                        223,502
----------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                                          5,080
Service shares                                                                                                              5,277
----------------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                                            985
Service shares                                                                                                              4,705
----------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                      3,580
----------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                 1,680
----------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                      19,648
                                                                                                                    --------------
Total expenses                                                                                                          1,076,198
Less reduction to custodian expenses                                                                                         (406)
                                                                                                                    --------------
Net expenses                                                                                                            1,075,792

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                      27,881

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                                               218,984
Foreign currency transactions                                                                                              39,773
                                                                                                                    --------------
Net realized gain                                                                                                         258,757
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                             1,471,084
Translation of assets and liabilities denominated in foreign currencies                                                   (89,906)
                                                                                                                    --------------
Net change in unrealized appreciation                                                                                   1,381,178

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $   1,667,816
                                                                                                                    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       SIX MONTHS            YEAR
                                                                                                            ENDED           ENDED
                                                                                                    JUNE 30, 2005    DECEMBER 31,
                                                                                                      (UNAUDITED)            2004
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                        $      27,881   $    (134,635)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                         258,757       9,579,604
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                   1,381,178      20,104,091
                                                                                                    ------------------------------
Net increase in net assets resulting from operations                                                    1,667,816      29,549,060

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                                     (1,015,976)             --
Service shares                                                                                         (4,826,305)             --

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                      1,915,467       5,097,638
Service shares                                                                                         39,633,339      87,389,394

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                         37,374,341     122,036,092
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                   212,247,159      90,211,067
                                                                                                    ------------------------------
End of period (including accumulated net investment loss of $24,675 and $52,556, respectively)      $ 249,621,500   $ 212,247,159
                                                                                                    ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                    YEAR
                                                   ENDED                                                                   ENDED
                                           JUNE 30, 2005                                                            DECEMBER 31,
NON-SERVICE SHARES                           (UNAUDITED)           2004         2003        2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $       16.05      $   13,44     $   9,31    $  11.05    $      11.09    $     14.07
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income (loss)                         .02 1          .01 1       (.03)       (.01)             -- 2         (.03)
Net realized and unrealized gain (loss)              .05           2.60         4.16       (1.73)           (.04)         (2.35)
                                           --------------------------------------------------------------------------------------
Total from investment operations                     .07           2.61         4.13       (1.74)           (.04)         (2.38)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Distributions from net realized gain                (.42)            --           --          --              --           (.60)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $       15.70      $   16.05     $  13.44    $   9.31    $      11.05    $     11.09
                                           ======================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  0.45%         19.42%       44.36%     (15.75)%         (0.36)%       (18.34)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $      39,570      $  38,636     $ 27,551    $ 19,577    $     18,514    $    14,599
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $      37,180      $  30,871     $ 20,271    $ 20,505    $     15,307    $    12,576
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                        0.21%          0.06%       (0.30)%     (0.09)%         (0.01)%        (0.29)%
Total expenses                                      0.80%          0.83%        1.01%       1.00%           1.05%          1.37%
Expenses after payments and waivers
  and reduction to custodian expenses                N/A 5          N/A 5        N/A 5       N/A 5           N/A 5         1.35%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%           147%         130%        121%            213%           162%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                              SIX MONTHS                                                    YEAR
                                                   ENDED                                                   ENDED
                                           JUNE 30, 2005                                            DECEMBER 31,
SERVICE SHARES                               (UNAUDITED)           2004         2003        2002          2001 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $       15.97      $   13.40     $   9.29    $  11.05    $      10.61
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income (loss)                          -- 2,3       (.02) 2      (.02)       (.01)             -- 3
Net realized and unrealized gain (loss)              .06           2.59         4.13       (1.75)            .44
                                           -----------------------------------------------------------------------
Total from investment operations                     .06           2.57         4.11       (1.76)            .44
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Distributions from net realized gain                (.42)            --           --         --               --
------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $       15.61      $   15.97     $  13.40    $   9.29    $      11.05
                                           =======================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                  0.39%         19.18%       44.24%     (15.93)%          4.15%
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $     210,052      $ 173,612     $ 62,660    $  6,111    $        108
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $     182,051      $ 112,279     $ 25,018    $  2,228    $         26
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment loss                                (0.01)%        (0.14)%      (0.43)%     (0.26)%         (0.34)%
Total expenses                                      1.03%          1.06%        1.23%       1.21%           1.19%
Expenses after payments and waivers and
  reduction to custodian expenses                    N/A 6          N/A 6        N/A 6      1.19%            N/A 6
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%           147%         130%        121%            213%

1. For the period from July 16, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                 28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the year ended December 31, 2004, the Fund utilized $3,233,886 of capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                 29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2005    YEAR ENDED DECEMBER 31, 2004
                                                  SHARES            AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                             550,714     $   8,510,815         989,664    $ 13,869,116
Dividends and/or distributions reinvested         65,758         1,015,976              --              --
Redeemed                                        (503,660)       (7,611,324)       (632,898)     (8,771,478)
                                            ---------------------------------------------------------------
Net increase                                     112,812     $   1,915,467         356,766    $  5,097,638
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                           3,405,611     $  51,957,095       7,817,367    $110,026,860
Dividends and/or distributions reinvested        313,963         4,826,305              --              --
Redeemed                                      (1,129,762)      (17,150,061)     (1,624,349)    (22,637,466)
                                            ---------------------------------------------------------------
Net increase                                   2,589,812     $  39,633,339       6,193,018    $ 87,389,394
                                            ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $162,149,677 and $125,079,410, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $10,321 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class per annum for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.


                 30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                ACQUISITION              VALUATION AS OF     UNREALIZED
SECURITY                              DATES       COST     JUNE 30, 2005   APPRECIATION
----------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.             1/19/05   $ 34,507          $ 41,789       $  7,282
Tusk Energy Corp.                  11/15/04     38,148            92,662         54,514
                                              ------------------------------------------
                                              $ 72,655          $134,451       $ 61,796
                                              ==========================================


                 31 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $51,724,323. Collateral of $52,922,275 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
 8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 32 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 33 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Nikolaos D. Monoyios and Mark Zavanelli and the Manager's Equity Growth investment team and analysts. The Fund's portfolio is managed by Mr. Monoyios and Mr. Zavanelli who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Monoyios and Zavanelli have been managers of the Fund's portfolio since October 2003 and May 2001, respectively. Mr. Monoyios is a Certified Financial Analyst and has been a Senior Vice President of the Manager since October 2003 and is an officer of other portfolios in the OppenheimerFunds complex. Mr. Zavanelli has been a Vice President of the Fund and a Vice President of the Manager since November 2000 and is an officer and portfolio manager of other Oppenheimer funds. Mr. Monoyios has had over 27 years of experience and Mr. Zavanelli has had over 13 years of experience managing equity investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other small-cap core funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year and five-year performance was below its peer group average. However, its three-year performance was slightly better than its peer group average. The Board noted that the three-year performance of the Fund has been good and that market factors late in the one-year period had adversely impacted the Fund's performance.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent


                 34 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA consultant provided comparative data in regard to the fees and expenses of the Fund, other small-cap core funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's management fees and it total expenses are both lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced significant asset growth but that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                 35 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STRATEGIC BOND FUND/VA
SEMIANNUAL REPORT
JUNE 30, 2005

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                     BEGINNING     ENDING        EXPENSES
                                     ACCOUNT       ACCOUNT       PAID DURING
                                     VALUE         VALUE         6 MONTHS ENDED
                                     (1/1/05)      (6/30/05)     JUNE 30, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual            $1,000.00     $1,016.60     $3.71
--------------------------------------------------------------------------------
Non-Service shares Hypothetical       1,000.00      1,021.12      3.72
--------------------------------------------------------------------------------
Service shares Actual                 1,000.00      1,014.90      4.96
--------------------------------------------------------------------------------
Service shares Hypothetical           1,000.00      1,019.89      4.97

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS                     EXPENSE RATIOS
----------------------------------------
Non-Service shares             0.74%
----------------------------------------
Service shares                 0.99

--------------------------------------------------------------------------------


                    5 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.4%
--------------------------------------------------------------------------------
Aesop Funding II LLC,
Automobile
Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.32%,
4/20/08 1,2                                       $       200,000   $    199,700
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates:
Series 2004-A, Cl. A2,
1.88%, 10/25/06                                           205,075        204,724
Series 2005-A, Cl. A2,
3.65%, 12/26/07                                           810,000        809,747
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile
Mtg.-Backed Nts.:
Series 2004-2, Cl. A3,
3.58%, 1/15/09                                            740,000        733,132
Series 2005-1, Cl. A2B,
3.73%, 7/16/07                                            370,000        370,114
--------------------------------------------------------------------------------
Centex Home Equity Co.
LLC, Home Equity Loan
Asset-Backed Certificates:
Series 2004-D, Cl. AF1,
2.98%, 4/25/20 1                                          233,245        231,898
Series 2005-B, Cl. AF1,
4.02%, 3/26/35 1                                          224,127        223,710
Series 2005-C, Cl. AF1,
4.196%, 6/25/35 1                                         560,000        559,650
--------------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-1, Cl. 1A3,
3.14%, 7/25/23                                             41,247         41,176
Series 2003-5, Cl. 1A2,
2.451%, 11/25/18                                          128,602        128,115
Series 2004-1, Cl. 1A2,
2.427%, 6/25/19                                           390,000        388,101
--------------------------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%,
9/15/08                                                    99,692         99,946
Series 2005-A, Cl. A2, 3.72%,
12/15/07                                                  650,000        648,895
--------------------------------------------------------------------------------
CIT Equipment Collateral,
Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2,
2.66%, 11/20/06 1                                         550,000        547,173
--------------------------------------------------------------------------------
CIT Group Home Equity Loan
Trust, Home Equity Loan
Asset-Backed Certificates,
Series 2003-1, Cl. A2,
2.35%, 4/20/27                                             32,489         32,446

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Citibank Credit Card Issuance
Trust, Credit Card Receivable
Nts., Series 2001-A6, Cl. A6,
5.65%, 6/16/08                                    $       690,000   $    701,445
--------------------------------------------------------------------------------
CitiFinancial Mortgage
Securities, Inc., Home Equity
Collateralized Mtg. Obligations,
Series 2003-3, Cl. AF1,
3.434%, 8/25/33 2                                          26,039         26,055
--------------------------------------------------------------------------------
Consumer Credit Reference
Index Securities Program,
Credit Card Asset-Backed
Certificates,Series 2002-B,
Cl. FX, 10.421%, 3/22/07 1                                500,000        516,195
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates,
Series 2005-7, Cl. AF1B,
4.317%, 6/1/35                                            590,000        589,941
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2001-D, Cl. A4,
3.78%, 2/6/07                                              99,932         99,999
Series 2002-A, Cl. A4,
4.49%, 10/6/08                                            207,731        208,316
Series 2004-B, Cl. A2,
2.48%, 2/8/07 1                                           374,245        373,529
Series 2004-C, Cl. A2,
2.62%, 6/8/07                                             849,746        846,842
Series 2005-A, Cl. A2,
3.17%, 9/8/07 1                                           920,000        917,662
Series 2005-B, Cl. A2,
3.75%, 12/8/07                                            640,000        639,996
--------------------------------------------------------------------------------
Embarcadero Aircraft
Securitization Trust, Airplane
Receivable Nts., Series 2000-A,
Cl. B, 8/15/25 1,3,4                                    1,820,063         13,650
--------------------------------------------------------------------------------
Equity One ABS, Inc., Home
Equity Mtg. Pass-Through
Certificates, Series 2004-3,
Cl. AF2, 3.80%, 7/25/34                                   130,000        129,054
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2004-A,
Cl. A2, 2.13%, 10/15/06                                   566,994        565,426
Series 2005-A, Cl. A3,
3.48%, 11/17/08                                           550,000        546,758
Series 2005-B, Cl. A2,
3.77%, 9/15/07                                            730,000        729,860
--------------------------------------------------------------------------------
Harley-Davidson Motorcycle
Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%,
1/15/08                                                   175,130        174,655


                    6 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2003-4, Cl. A2,
1.58%, 7/17/06                                    $        70,868   $     70,854
Series 2005-1, Cl. A2,
3.21%, 5/21/07 1                                          360,000        359,125
Series 2005-3, Cl. A2,
3.73%, 10/18/07                                           610,000        610,000
--------------------------------------------------------------------------------
M&I Auto Loan Trust,
Automobile Loan Certificates,
Series 2002-1, Cl. A3,
2.49%, 10/22/07                                            49,817         49,803
--------------------------------------------------------------------------------
National City Auto Receivables
Trust, Automobile Receivable
Obligations, Series 2004-A,
Cl. A2, 1.50%, 2/15/07                                    124,039        123,864
--------------------------------------------------------------------------------
NC Finance Trust, Collateralized
Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 1                                 66,744         18,021
--------------------------------------------------------------------------------
Nissan Auto Lease Trust,
Automobile Lease Obligations,
Series 2004-A, Cl. A2,
2.55%, 1/15/07                                            436,440        435,144
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4,
4.28%, 10/16/06                                            45,447         45,489
Series 2003-B, Cl. A3,
1.51%, 8/15/07                                             69,695         69,242
Series 2004-A, Cl. A2,
1.40%, 7/17/06                                            152,732        152,450
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust,
Automobile Receivable
Obligations, Series 2002-B,
Cl. A4, 4.71%, 3/15/09                                    463,650        464,987
--------------------------------------------------------------------------------
Option One Mortgage Loan
Trust, Home Equity Mtg.
Obligations, Series 2004-3,
Cl. A2, 3.464%, 11/25/34 1,2                               95,432         95,500
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust, Home
Equity Pass-Through Certificates:
Series 2004-5, Cl. AF2,
3.735%, 11/10/34 1                                        200,000        198,240
Series 2005-1, Cl. AF2,
3.914%, 5/25/35                                           150,000        148,879
Series 2005-2, Cl. AF2,
4.415%, 4/25/35 1                                         240,000        240,237
--------------------------------------------------------------------------------
Residential Asset Mortgage
Products, Inc., Home Equity
Asset-Backed Pass-Through
Certificates, Series 2004-RS7,
Cl. AI3, 4.45%, 7/25/28                                   480,000        481,277

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Collateralized Mtg. Obligations,
Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1,
5.18%, 3/26/35                                    $     1,004,425   $  1,009,735
--------------------------------------------------------------------------------
Toyota Auto Receivables Owner
Trust, Automobile Mtg.-Backed
Obligations, Series 2002-B,
Cl. A4, 4.39%, 5/15/09                                    793,739        795,436
--------------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2004-1, Cl. A2,
1.43%, 9/15/06                                            199,069        198,946
Series 2004-2, Cl. A2,
2.41%, 2/15/07                                            400,734        399,747
Series 2004-3, Cl. A2,
2.79%, 6/15/07                                            490,000        488,555
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities:
Series 2004-A, Cl. A2,
2.47%, 1/22/07                                            581,918        580,016
Series 2005-A, Cl. A2,
3.52%, 4/20/07                                            580,000        579,221
--------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts.,
Series 2004-B, Cl. A2,
2.40%, 5/21/07                                            364,222        363,032
--------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B,
2.94%, 9/25/18                                            669,422        664,351
--------------------------------------------------------------------------------
WFS Financial Owner Trust,
Automobile Receivable
Obligations, Series 2002-2,
Cl. A4, 4.50%, 2/20/10                                    238,989        239,992
--------------------------------------------------------------------------------
Whole Auto Loan Trust,
Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A3B,
1.99%, 5/15/07                                            194,559        193,266
Series 2004-1, Cl. A2A,
2.59%, 5/15/07                                            570,218        567,821
                                                                    ------------
Total Asset-Backed Securities
(Cost $23,837,027)                                                    21,941,140

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--12.8%
--------------------------------------------------------------------------------
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1997-D4,
Cl. B1, 7.525%, 4/14/29                                   375,000        428,588


                    7 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2004-6, Cl. A3,
4.512%, 12/10/42                                  $       560,000   $    562,183
Series 2005-2, Cl. A4,
4.783%, 7/10/42                                           820,000        834,094
Series 2005-3, Cl. A2,
4.501%, 7/10/43 5                                         690,000        694,313
--------------------------------------------------------------------------------
Bank of America Mortgage
Securities, Inc., Collateralized Mtg.
Obligations Pass-Through
Certificates:
Series 2004-2, Cl. 2A1,
6.50%, 7/20/32                                            759,069        769,677
Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                            604,612        619,916
Series 2004-E, Cl. 2A9,
3.712%, 6/25/34                                           280,208        280,206
Series 2004-G, Cl. 2A1,
2.469%, 8/25/34 2                                          40,917         40,901
Series 2005-E, Cl. 2A2,
4.994%, 6/25/35                                           210,784        210,906
--------------------------------------------------------------------------------
Bear Stearns Commercial
Mortgage Securities, Inc.,
Commercial Mtg. Obligations,
Series 2005-PWR7, Cl. A2,
4.945%, 2/11/41                                           280,000        287,835
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, Collateralized Mtg.
Obligations:
Series 2004-J9, Cl. 1A1,
3.494%, 10/25/34 2                                        442,550        443,009
Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                          1,328,021      1,357,072
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp.:
6%, 9/1/24-10/1/34                                      5,695,971      5,859,579
6.50%, 4/1/18-8/1/32                                    1,201,492      1,247,904
6.50%, 6/1/35 5                                         2,793,873      2,893,715
7%, 3/1/31-10/1/31                                        941,692        991,828
11%, 11/1/14                                               56,388         60,907
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Collateralized Mtg.
Obligations, Pass-Through
Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                             94,569         94,543

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 1669, Cl. G,
6.50%, 2/15/23                                    $        69,561   $     69,740
Series 2055, Cl. ZM,
6.50%, 5/15/28                                            299,131        310,642
Series 2080, Cl. Z,
6.50%, 8/15/28                                            189,492        196,268
Series 2387, Cl. PD,
6%, 4/15/30                                               343,466        346,874
Series 2456, Cl. BD,
6%, 3/15/30                                               235,989        237,522
Series 2498, Cl. PC,
5.50%, 10/15/14                                            28,624         28,724
Series 2500, Cl. FD,
3.72%, 3/15/32 2                                          110,281        110,661
Series 2526, Cl. FE,
3.62%, 6/15/29 2                                          139,644        140,101
Series 2550, Cl. QK,
4.50%, 4/15/22                                             63,459         63,454
Series 2551, Cl. FD,
3.62%, 1/15/33 2                                          111,258        112,118
Series 2583, Cl. KA,
5.50%, 3/15/22                                            799,199        804,534
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 2.40%, 7/1/26 6                        363,061         65,111
Series 192, Cl. IO, 4.038%, 2/1/28 6                       93,234         15,833
Series 200, Cl. IO, 2.912%, 1/1/29 6                      111,947         19,335
Series 205, Cl. IO, 1.874%, 9/1/29 6                      516,303         90,194
Series 208, Cl. IO, (26.14)%,
6/1/30 6                                                  588,252        102,488
Series 2074, Cl. S, 1.497%, 7/17/28 6                     120,994         14,798
Series 2079, Cl. S, (1.047)%,
7/17/28 6                                                 191,454         24,008
Series 2526, Cl. SE, 9.297%,
6/15/29 6                                                 261,074         19,580
Series 2920, Cl. S, 15.485%,
1/15/35 6                                               2,371,161        141,939
Series 3000, Cl. SE, .00%,
7/15/25 5,6                                             2,240,000        102,900
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/20 5                                        7,009,000      6,978,336
5%, 2/1/18-6/1/18                                       1,788,079      1,810,375
5%, 7/1/20-8/11/35 5                                   11,720,000     11,740,414
5.50%, 3/1/33-1/1/34                                    8,512,303      8,639,218
5.50%, 7/17/20-7/1/35 5                                 8,807,000      8,992,131
6%, 7/1/16-7/1/35 5                                     8,474,975      8,740,068
6.50%, 5/1/29-10/1/30                                     295,513        306,981
6.50%, 7/1/35 5                                        23,136,000     23,945,760
7%, 11/1/17                                               865,283        907,087
7.50%, 8/1/25-2/1/27                                      250,898        268,873
8.50%, 7/1/32                                              23,179         25,198


                    8 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG,
6%, 3/25/27                                       $        75,216   $     75,281
Trust 2001-50, Cl. NE,
6%, 8/25/30                                               179,919        181,422
Trust 2001-51, Cl. OD,
6.50%, 10/25/31                                           907,851        943,210
Trust 2001-70, Cl. LR,
6%, 9/25/30                                               188,578        191,314
Trust 2001-72, Cl. NH,
6%, 4/25/30                                               136,296        137,341
Trust 2001-74, Cl. PD,
6%, 5/25/30                                                57,840         58,307
Trust 2002-77, Cl. WF,
3.66%, 12/18/32 2                                         172,916        174,073
Trust 2002-94, Cl. MA,
4.50%, 8/25/09                                            172,583        172,471
Trust 2003-10, Cl. HP,
5%, 2/25/18                                               910,000        930,265
Trust 2003-17, Cl. EQ,
5.50%, 3/25/23                                          1,265,000      1,321,465
Trust 2003-23, Cl. EQ,
5.50%, 4/25/23                                            890,000        928,714
Trust 2003-81, Cl. PA,
5%, 2/25/12                                                18,145         18,116
Trust 2004-101, Cl. BG,
5%, 1/25/20                                               630,000        644,689
Trust 2005-71, Cl. DB,
4.50%, 7/25/05 5                                          480,000        465,600
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through
Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA,
3.979%, 4/25/32 6                                         138,258         13,110
Trust 2002-38, Cl. SO,
5.026%, 4/25/32 6                                         741,575         53,116
Trust 2002-48, Cl. S,
3.265%, 7/25/32 6                                         223,143         21,958
Trust 2002-52, Cl. SL,
3.218%, 9/25/32 6                                         138,927         13,857
Trust 2002-56, Cl. SN,
5.22%, 7/25/32 6                                          306,627         30,444
Trust 2002-77, Cl. IS,
4.035%, 12/18/32 6                                      1,263,425        140,883
Trust 2005-71, Cl. SA, 7/25/25 5,6                      1,440,000         87,750

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 214, Cl. 2,
3.28%, 3/1/23 6                                   $     1,478,139   $    270,324
Trust 221, Cl. 2,
0.39%, 5/1/23 6                                           166,074         30,811
Trust 240, Cl. 2,
7.147%, 9/1/23 6                                          289,104         52,165
Trust 301, Cl. 2,
(5.605)%, 4/1/29 6                                        687,860        117,637
Trust 313, Cl. 2,
(28.541)%, 7/1/31 6                                       753,679        134,124
Trust 319, Cl. 2,
(3.36)%, 2/1/32 6                                         226,015         40,401
Trust 321, Cl. 2,
(3.78)%, 3/1/32 6                                         999,850        181,760
Trust 324, Cl. 2,
(9.71)%, 6/1/32 6                                       1,753,686        310,078
Trust 329, Cl. 2,
(0.561)%, 1/1/33 6                                      1,418,770        250,864
Trust 333, Cl. 2,
(1.02)%, 3/1/33 6                                         727,419        130,630
Trust 346, Cl. 2,
9.24%, 12/1/33 6                                          959,038        168,254
Trust 2001-63, Cl. SD,
9.146%, 12/18/31 6                                        252,929         27,709
Trust 2001-68, Cl. SC,
5.63%, 11/25/31 6                                         183,087         19,300
Trust 2001-81, Cl. S,
5.117%, 1/25/32 6                                         240,680         24,698
Trust 2002-9, Cl. MS,
2.812%, 3/25/32 6                                         296,276         31,472
Trust 2002-77, Cl. SH,
9.708%, 12/18/32 6                                        303,614         32,434
Trust 2003-4, Cl. S,
18.483%, 2/25/33 6                                        575,101         56,572
Trust 2005-40, Cl. SA,
18.084%, 5/25/35 6                                      7,280,576        446,996
Trust 2005-40, Cl. SB,
27.134%, 5/25/35 6                                      1,523,269        102,022
--------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1,
Cl. D, 7.702%, 4/29/39 1,2                                350,000        353,117
--------------------------------------------------------------------------------
First Union National Bank/
Lehman Brothers/Bank of
America Commercial Mtg. Trust,
Pass-Through Certificates,
Series 1998-C2, Cl. A2,
6.56%, 11/18/35                                           358,410        377,730


                    9 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
GE Capital Commercial
Mortgage Corp., Commercial
Mtg. Obligations:
Series 2004-C3, Cl. A2,
4.433%, 7/10/39                                   $       390,000   $    392,779
Series 2005-CA, Cl. A3,
4.578%, 6/10/48                                           220,000        221,819
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial
Mtg. Obligations,
Series 2004-C3, Cl. A4,
4.547%, 12/10/41                                          360,000        362,725
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial
Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                           257,474        269,020
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates, Series 1998-C1,
Cl. F, 7.191%, 5/15/30 2                                1,567,000      1,677,045
--------------------------------------------------------------------------------
Government National
Mortgage Assn.:
4.125%, 11/20/25 2                                         15,665         15,967
7%, 3/15/28-7/15/28                                       870,409        923,123
7.50%, 2/15/27                                            109,594        117,671
8%, 11/15/25-5/15/26                                      136,311        147,540
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA,
1.679%, 3/16/28 6                                         233,567         26,528
Series 1998-19, Cl. SB,
0.286%, 7/16/28 6                                         383,871         47,513
Series 2001-21, Cl. SB,
2.354%, 1/16/27 6                                       1,901,459        178,287
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial
Mtg. Pass-Through Certificates,
Series 2005-GG3, Cl. A2,
4.305%, 8/10/42                                           500,000        500,164
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1,
3.659%, 10/10/28                                          404,959        399,665
Series 2004-GG2, Cl. A3,
4.602%, 8/10/38                                           250,000        253,143
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust,
Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1,
4.495%, 12/25/34 1,2                                      615,349        613,881

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
J.P. Morgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP2,
Cl. A2, 4.575%, 7/15/42                           $       160,000   $    161,459
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
Pass-Through Collateralized
Mtg. Obligations, Series 2004-6,
Cl. 10A1, 6%, 7/25/34                                     881,739        900,297
--------------------------------------------------------------------------------
Merrill Lynch Mortgage
Investors, Inc., Mtg. Pass-Through
Certificates, Series 1995-C2,
Cl. D, 7.72%, 6/15/21 2                                   144,435        144,815
--------------------------------------------------------------------------------
Morgan Stanley Capital I Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. F,
7.345%, 2/15/28 2,7                                       162,744        163,535
Series 1997-XL1, Cl. G,
7.695%, 10/3/30                                           390,000        275,805
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6,
Cl. A1B, 6.59%, 3/15/30                                   420,000        446,042
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co.
II LLC, Commercial Mtg.
Pass-Through Certificates, Series
PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                           556,000        632,988
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Commercial
Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F,
8.42%, 1/20/28 1,2                                      1,000,000        820,000
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust, Commercial
Mtg. Obligations:
Series 2005-C16, Cl. A2,
4.38%, 10/15/41                                           750,000        752,508
Series 2005-C17, Cl. A2,
4.782%, 3/15/42                                           820,000        835,375
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized
Mtg. Pass-Through Certificates,
Series 2005-AR5, Cl. A1,
4.69%, 5/25/35 2                                          869,676        872,167


                    10 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, Collateralized
Mtg. Obligations:
Series 2004-DD, Cl. 2A1,
4.54%, 1/25/35 2                                  $       806,422   $    806,646
Series 2004-N, Cl. A10,
3.803%, 8/25/34 1                                         549,937        550,577
Series 2004-W, Cl. A2,
4.611%, 11/25/34 2                                        277,763        277,276
                                                                    ------------
Total Mortgage-Backed
Obligations (Cost $117,135,431)                                      116,597,285

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--8.6%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts.,
3.58%, 1/31/07 8                                        3,482,000      3,278,247
--------------------------------------------------------------------------------
Federal Home Loan Bank
Unsec. Bonds, Series S906,
3.50%, 8/15/06                                          1,715,000      1,709,999
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Nts., 3.75%, 7/15/09 [EUR]                          949,000      1,205,171
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
2.75%, 8/15/06 9                                          280,000        276,914
3.625%, 9/15/06 10                                      4,459,000      4,451,594
4.125%, 7/12/10                                         4,376,000      4,395,268
--------------------------------------------------------------------------------
Federal National Mortgage
Assn. Unsec. Nts.:
3.01%, 6/2/06                                           1,219,000      1,209,960
3.25%, 7/31/06                                          1,335,000      1,327,826
3.75%, 5/17/07                                          1,382,000      1,378,419
4.25%, 7/15/07 9                                        2,198,000      2,218,567
6.625%, 9/15/09 10                                      6,965,000      7,682,221
7.25%, 5/15/30                                            710,000        988,985
7.25%, 1/15/10 9                                        4,352,000      4,939,742
--------------------------------------------------------------------------------
Resolution Funding Corp.
STRIPS, 5.16%, 1/15/21 8                                5,667,000      2,833,863
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                            455,000        457,632
Series A, 6.79%, 5/23/12                                8,412,000      9,752,376
--------------------------------------------------------------------------------
U.S. Treasury Bills, 2.80%, 8/4/05 9                   12,975,000     12,940,976
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28 9                                          900,000      1,060,137
7.25%, 5/15/16                                          1,454,000      1,862,314
8.875%, 8/15/17 10                                      1,419,000      2,062,816
9.25%, 2/15/16 9                                          208,000        301,421
STRIPS, 4.20%, 2/15/11 8,9                                900,000        729,940
STRIPS, 4.60%, 2/15/16 8,9                                491,000        318,052
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06 9                                        4,727,000      4,665,700
2.50%, 10/31/06 9,11                                    5,367,000      5,292,367
2.75%, 8/15/07 9                                          525,000        515,485
                                                                    ------------
Total U.S. Government
Obligations (Cost $77,134,269)                                        77,855,992

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--26.5%
--------------------------------------------------------------------------------
ARGENTINA--1.1%
Argentina (Republic of) Bonds:
3.01%, 8/3/12 2                                   $     6,733,000   $  6,005,015
Series PRE8, 2%, 1/3/10 1,3,4 [ARP]                     1,980,000      1,143,495
Series PR12, 2%, 1/3/16 1,3,4 [ARP]                     1,335,300        701,365
--------------------------------------------------------------------------------
Argentina (Republic of) Unsec.
Unsub. Bonds,
5.83%, 12/31/33 1 [ARP]                                 2,352,363        837,845
--------------------------------------------------------------------------------
Buenos Aires (Province of)
Bonds, Bonos de Consolidacion
de Deudas, Series PBA1,
4/1/07 1,3,4 [ARP]                                         46,523         19,716
--------------------------------------------------------------------------------
Central Bank of Argentina
Bonds, 2%, 2/4/18 1 [ARP]                               2,440,320      1,091,116
                                                                    ------------
                                                                       9,798,552

--------------------------------------------------------------------------------
AUSTRALIA--0.9%
Queensland Treasury Corp.
Unsec. Nts., Series 09G,
6%, 7/14/09 [AUD]                                      10,801,000      8,457,069
--------------------------------------------------------------------------------
AUSTRIA--0.6%
Austria (Republic of) Bonds,
6.25%, 7/15/27 [EUR]                                    3,030,000      5,113,771
--------------------------------------------------------------------------------
BELGIUM--0.1%
Belgium (Kingdom of) Bonds,
Series 28, 5.75%, 3/28/08 [EUR]                           701,000        928,570
--------------------------------------------------------------------------------
BRAZIL--1.0%
Brazil (Federal Republic of) Bonds:
8.75%, 2/4/25                                           2,490,000      2,577,150
Series 15 yr., 4.313%, 4/15/09 2                           11,766         11,707
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt
Capitalization Bonds, Series
20 yr., 8%, 4/15/14                                     6,043,745      6,191,061
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec.
Unsub. Bonds, 11%, 8/17/40                                138,000        166,187
                                                                    ------------
                                                                       8,946,105

--------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                            743,000        937,109
8.25%, 1/15/15 7                                          743,000        937,109
                                                                    ------------
                                                                       1,874,218

--------------------------------------------------------------------------------
CANADA--0.2%
Canada (Government of)
Bonds, 5%, 6/1/14 [CAD]                                 2,298,000      2,046,434
--------------------------------------------------------------------------------
COLOMBIA--0.5%
Colombia (Republic of) Bonds,
12%, 10/22/15 [COP]                                 3,643,000,000      1,641,858
--------------------------------------------------------------------------------
Colombia (Republic of) Nts.,
11.75%, 3/1/10 [COP]                                2,617,240,000      1,193,708
--------------------------------------------------------------------------------
Colombia (Republic of) Unsec
Unsub. Bonds, 8.375%, 2/15/27                             615,000        625,763


                    11 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
COLOMBIA Continued
Colombia (Republic of) Unsec.
Unsub. Nts.,
11.375%, 1/31/08 [EUR]                                    979,000   $  1,405,104
                                                                    ------------
                                                                       4,866,433

--------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec.
Unsub. Bonds, Series REGS,
9.04%, 1/23/18                                            407,000        426,841
--------------------------------------------------------------------------------
ECUADOR--0.0%
Ecuador (Republic of) Unsec.
Bonds, 8%, 8/15/30 2                                      371,000        313,263
--------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds,
7.625%, 9/21/34 7                                         590,000        640,150
--------------------------------------------------------------------------------
FINLAND--0.0%
Finland (Republic of) Sr. Unsec.
Unsub. Bonds,
2.75%, 7/4/06 [EUR]                                       220,000        268,257
--------------------------------------------------------------------------------
FRANCE--1.4%
France (Government of)
Obligations Assimilables du
Tresor Bonds:
5.50%, 10/25/07 [EUR]                                     940,000      1,225,046
5.50%, 10/25/10 [EUR]                                   3,731,000      5,163,458
5.75%, 10/25/32 [EUR]                                   2,873,000      4,717,187
--------------------------------------------------------------------------------
France (Government of)
Treasury Nts.:
5 yr., 5%, 1/12/06 [EUR]                                1,236,000      1,519,138
5 yr., 4.75%, 7/12/07 [EUR]                               120,000        153,053
                                                                    ------------
                                                                      12,777,882

--------------------------------------------------------------------------------
GERMANY--3.8%
Germany (Republic of) Bonds:
5.25%, 1/4/11 [EUR]                                     8,671,000     11,908,118
5.375%, 1/4/10 [EUR]                                    1,119,000      1,520,320
Series 03, 3.75% 7/4/13 [EUR]                           9,040,000     11,553,530
Series 140, 4.50%, 8/17/07 [EUR]                        1,214,000      1,543,320
Series 143, 3.50%, 10/10/08 [EUR]                       6,502,000      8,184,231
                                                                    ------------
                                                                      34,709,519

--------------------------------------------------------------------------------
GREECE--0.6%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                    1,055,000      1,320,263
4.60%, 5/20/13 [EUR]                                    1,545,000      2,062,699
--------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub.
Bonds, 4.65%, 4/19/07 [EUR]                             1,610,000      2,035,919
                                                                    ------------
                                                                       5,418,881

--------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                         250,000        302,500
10.25%, 11/8/11                                            95,000        114,950
                                                                    ------------
                                                                         417,450

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ISRAEL--0.5%
Israel (State of) Aid Bonds,
United States Gtd.,
5.50%, 12/4/23                                    $       891,000   $  1,001,217
--------------------------------------------------------------------------------
Israel (State of) Bonds,
Series 2682, 7.50%, 3/31/14 [ILS]                      13,610,000      3,259,235
                                                                    ------------
                                                                       4,260,452

--------------------------------------------------------------------------------
ITALY--0.5%
Italy (Republic of) Treasury
Bonds, Buoni del Tesoro
Poliennali, 5%, 10/15/07 [EUR]                          3,760,000      4,836,847
--------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of)
Past Due Interest Bonds,
3/29/18 1,3,4 [FRF]                                     2,194,500         71,862
--------------------------------------------------------------------------------
JAPAN--2.6%
Japan (Government of) Bonds:
5 yr., Series 14, 0.40%,
6/20/06 [JPY]                                       1,641,750,000     14,858,348
10 yr., Series 239,
1.40%, 6/20/12 [JPY]                                  877,000,000      8,282,672
                                                                    ------------
                                                                      23,141,020

--------------------------------------------------------------------------------
MALAYSIA--0.4%
Johor Corp. Malaysia (State of)
Bonds, Series P3,
1%, 7/31/12 2 [MYR]                                     7,980,000      2,220,750
--------------------------------------------------------------------------------
Malaysia (Government of)
Bonds, Series 2/05,
4.72%, 9/30/15 [MYR]                                    3,490,000        955,433
                                                                    ------------
                                                                       3,176,183

--------------------------------------------------------------------------------
MEXICO--1.2%
United Mexican States Bonds:
7.50%, 4/8/33                                             863,000        992,450
8.30%, 8/15/31                                            400,000        499,000
Series M10, 10.50%,
7/14/11 [MXN]                                          17,900,000      1,796,279
Series M20, 8%, 12/7/23 2 [MXN]                        20,056,000      1,589,101
Series MI10, 8%, 12/19/13 [MXN]                        16,100,000      1,378,816
Series MI10, 9.50%,
12/18/14 2 [MXN]                                       10,960,800      1,025,559
--------------------------------------------------------------------------------
United Mexican States Nts.,
7.50%, 1/14/12                                          1,132,000      1,286,518
--------------------------------------------------------------------------------
United Mexican States Treasury
Bills, Series BI,
10.32%, 10/13/05 8 [MXN]                                8,340,000        755,587
--------------------------------------------------------------------------------
United Mexican States Unsec.
Unsub. Nts., Series 6BR,
6.75%, 6/6/06 [JPY]                                   135,000,000      1,288,044
                                                                    ------------
                                                                      10,611,354


                    12 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
NEW ZEALAND--0.3%
New Zealand (Government of)
Bonds, 7%, 7/15/09 [NZD]                                4,075,000   $  2,955,174
--------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds,
Series WW, 6.25%, 11/15/20                                275,000        272,938
--------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Promissory Nts., Series RC,
5.092%, 1/5/10                                            214,821        180,352
                                                                    ------------
                                                                         453,290

--------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
8.125%, 4/28/34                                           805,000        899,588
9.375%, 1/16/23                                         1,928,000      2,390,720
9.375%, 4/1/29                                            655,000        813,838
                                                                    ------------
                                                                       4,104,146

--------------------------------------------------------------------------------
PERU--0.7%
Peru (Republic of) Bonds:
8.375%, 5/3/16                                            290,000        326,975
9.91%, 5/5/15 [PEN]                                     6,840,000      2,320,470
Series 2, 9%, 1/31/12 [PEN]                             1,340,000        442,754
Series 8-1, 12.25%, 8/10/11 [PEN]                       1,427,000        542,028
--------------------------------------------------------------------------------
Peru (Republic of) Past Due
Interest Bonds, Series 20 yr.,
5%, 3/7/17 2                                            1,479,850      1,413,257
--------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts.,
4.53%, 2/28/16 8                                        1,376,525        885,367
--------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub.
Bonds, 8.75%, 11/21/33                                    690,000        781,425
                                                                    ------------
                                                                       6,712,276

--------------------------------------------------------------------------------
PHILIPPINES--0.6%
Philippines (Republic of) Bonds:
8.375%, 2/15/11                                           438,000        455,246
9.50%, 2/2/30                                           3,520,000      3,600,960
10.625%, 3/16/25                                          710,000        797,863
Series 5-56, 12.375%,
10/28/09 [PHP]                                         11,560,000        216,430
Series 5-57, 11.50%, 1/27/10 [PHP]                     39,310,000        723,745
                                                                    ------------
                                                                       5,794,244

--------------------------------------------------------------------------------
POLAND--0.5%
Poland (Republic of) Bonds:
Series DS0509,
6%, 5/24/09 [PLZ]                                       9,830,000      3,083,142
Series DS1013,
5%, 10/24/13 [PLZ]                                      4,640,000      1,395,050
Series WS0922,
5.75%, 9/23/22 [PLZ]                                    1,000,000        333,800
                                                                    ------------
                                                                       4,811,992

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
PORTUGAL--0.5%
Portugal (Republic of) Obrig
Do Tes Medio Prazo Nts.:
3.25%, 7/15/08 [EUR]                                    1,480,000   $  1,840,105
4.875%, 8/17/07 [EUR]                                   1,410,000      1,803,904
--------------------------------------------------------------------------------
Portugal (Republic of) Obrig
Do Tes Medio Prazo Unsec.
Unsub. Nts.,
5.85%, 5/20/10 [EUR]                                      450,000        625,842
                                                                    ------------
                                                                       4,269,851

--------------------------------------------------------------------------------
RUSSIA--0.9%
Aries Vermoegensverwaltungs
GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 7 [EUR]                         700,000        986,204
Series C, 9.60%, 10/25/14                               1,450,000      1,881,042
--------------------------------------------------------------------------------
Ministry Finance of Russia Debs.,
Series VII, 3%, 5/14/11                                 1,950,000      1,714,469
--------------------------------------------------------------------------------
Russian Federation Debs.,
Series V, 3%, 5/14/08                                   1,717,000      1,621,349
--------------------------------------------------------------------------------
Russian Federation Unsec.
Unsub. Bonds, 5%, 3/31/30 2,7                           1,578,875      1,776,234
                                                                    ------------
                                                                       7,979,298

--------------------------------------------------------------------------------
SOUTH AFRICA--0.8%
South Africa (Republic of)
Bonds:
Series 153,
13%, 8/31/10 [ZAR]                                      7,700,000      1,423,055
Series R157,
13.50%, 9/15/15 [ZAR]                                   6,355,000      1,319,202
Series R186,
10.50%, 12/21/26 [ZAR]                                 17,528,000      3,444,533
Series R203,
8.25%, 9/15/17 [ZAR]                                    3,000,000        459,049
Series R204,
8%, 12/21/18 [ZAR]                                      3,175,000        477,152
                                                                    ------------
                                                                       7,122,991

--------------------------------------------------------------------------------
SPAIN--0.9%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado,
5.35%, 10/31/11 [EUR]                                   3,216,000      4,479,356
Bonos y Obligacion del Estado,
5.75%, 7/30/32 [EUR]                                    2,203,000      3,612,073
                                                                    ------------
                                                                       8,091,429

--------------------------------------------------------------------------------
SWEDEN--1.3%
Sweden (Kingdom of) Bonds,
Series 1045, 5.25%, 3/15/11 [SEK]                      79,410,000     11,614,088
--------------------------------------------------------------------------------
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the)
Bonds, 5.50%, 1/15/28 [EUR]                               740,000      1,148,498


                    13 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
TURKEY--0.8%
Turkey (Republic of) Nts.:
7%, 6/5/20                                        $     2,290,000   $  2,249,925
7.25%, 3/15/15                                          2,701,000      2,795,535
--------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec.
Unsub. Nts., 11.875%, 1/15/30                           1,358,000      1,970,798
                                                                    ------------
                                                                       7,016,258

--------------------------------------------------------------------------------
UNITED KINGDOM--2.3%
United Kingdom Treasury Nts.,
4%, 3/7/09 [GBP]                                       11,568,000     20,718,478
--------------------------------------------------------------------------------
VENEZUELA--0.5%
Venezuela (Republic of) Bonds:
7%, 12/1/18                                               750,000        670,406
9.25%, 9/15/27                                          2,590,000      2,722,090
--------------------------------------------------------------------------------
Venezuela (Republic of) Nts.,
7%, 3/16/15 [EUR]                                       1,097,000      1,318,148
                                                                    ------------
                                                                       4,710,644
                                                                    ------------
Total Foreign Government
Obligations (Cost $234,348,088)                                      240,603,770

--------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.4%
--------------------------------------------------------------------------------
Algeria (Republic of) Loan
Participation Nts., 4.003%, 3/4/10 1,2                    388,333        383,479
--------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah
Loan Participation Nts.,
3.813%, 1/25/06 2                                       1,490,000      1,496,556
OAO Gazprom Loan
Participation Nts.,
8.27%, 8/4/05 1,2                                       1,520,000      1,576,696
                                                                    ------------
Total Loan Participations
(Cost $3,365,939)                                                      3,456,731

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--26.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Accuride Corp., 8.50% Sr. Unsec.
Sub. Nts., 2/1/15                                         225,000        221,063
--------------------------------------------------------------------------------
Collins & Aikman
Floorcoverings, Inc.,
9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                         200,000        208,000
--------------------------------------------------------------------------------
Cooper Standard Automotive, Inc.,
8.375% Sr. Unsec. Sub. Nts.,
12/15/14                                                  695,000        552,525
--------------------------------------------------------------------------------
Dana Corp.,
10.125% Nts., 3/15/10                                     200,000        209,452

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
AUTO COMPONENTS Continued
Dura Operating Corp.:
8.625% Sr. Nts., Series B,
4/15/12                                           $       100,000   $     90,500
9% Sr. Sub. Nts., Series B,
5/1/09 [EUR]                                              100,000         81,383
9% Sr. Unsec. Sub. Nts., Series D,
5/1/09                                                    500,000        350,000
--------------------------------------------------------------------------------
Eagle-Picher, Inc.,
9.75% Sr. Nts., 9/1/13 3,4                                300,000        208,500
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                      825,000        806,438
9% Sr. Nts., 7/1/15 7                                     645,000        636,938
--------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 7                                   200,000        165,000
11% Sr. Sub. Nts., 6/15/12                                217,000        141,593
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts.,
5/1/12                                                    500,000        512,500
--------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts.,
11/15/14                                                  700,000        707,000
10.25% Sr. Sec. Nts., Series B,
7/15/13                                                   150,000        170,250
--------------------------------------------------------------------------------
United Components, Inc.,
9.375% Sr. Sub. Nts., 6/15/13                             200,000        202,500
--------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts.,
3/10/14                                                   425,000        352,750
                                                                    ------------
                                                                       5,616,392

--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
General Motors Acceptance
Corp., 6.875% Nts., 9/15/11                               300,000        277,265
--------------------------------------------------------------------------------
Navistar International Corp.,
6.25% Sr. Nts., 3/1/12 7                                  230,000        223,100
                                                                    ------------
                                                                         500,365

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Apcoa, Inc., 9.25% Sr. Unsec.
Sub. Nts., 3/15/08                                        100,000         98,500
--------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub.
Nts., 8/15/11                                             850,000        927,563
--------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr.
Sub. Nts., 4/15/12                                        300,000        327,375
--------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts.,
1/15/13 7                                                 130,000        132,275
--------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec.
Sub. Nts., 7/1/11                                         547,000        585,290
--------------------------------------------------------------------------------
Gaylord Entertainment Co.,
8% Sr. Nts., 11/15/13                                     300,000        316,875
--------------------------------------------------------------------------------
Intrawest Corp.,
7.50% Sr. Unsec. Nts., 10/15/13                           625,000        644,531


                    14 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                   $       400,000   $    404,000
9% Sr. Sub. Nts., 3/15/12                                 500,000        546,250
--------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc.,
8.875% Sr. Nts., Series B, 5/15/12                        300,000        328,500
--------------------------------------------------------------------------------
La Quinta Properties, Inc.,
7% Sr. Sec. Nts., 8/15/12                                 250,000        259,688
--------------------------------------------------------------------------------
Mandalay Resort Group,
10.25% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                          650,000        718,250
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts.,
2/1/11                                                    900,000        985,500
9.75% Sr. Unsec. Sub. Nts.,
6/1/07                                                    350,000        381,063
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Nts., 2/15/13 7                                225,000        228,375
6.375% Sr. Sub. Nts., 7/15/09                             250,000        256,250
6.875% Sr. Sub. Nts., 2/15/15 7                           315,000        323,663
8% Sr. Sub. Nts., 4/1/12                                  600,000        645,000
--------------------------------------------------------------------------------
NCL Corp.,
11.625% Sr. Nts., 7/15/14 7                               300,000        317,250
--------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                             200,000        225,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07                      800,000        862,000
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Sub. Nts., 3/1/15 7                             230,000        229,425
6.875% Sr. Sub. Nts., 12/1/11                             500,000        515,000
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Unsec. Sub. Nts., 3/15/12                       700,000        731,500
--------------------------------------------------------------------------------
Premier Cruise Ltd.,
11% Sr. Nts., 3/15/08 3,4,7                               250,000             --
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.,
8.75% Sr. Unsub. Nts., 2/2/11                             300,000        347,250
--------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                          1,074,000      1,052,520
9.625% Sr. Nts., 6/1/14                                    19,000         17,860
9.75% Sr. Nts., 4/15/13                                   300,000        284,625
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc.,
7.875% Sr. Nts., 5/1/12                                   835,000        945,638
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                        928,000        951,200
9.875% Sr. Unsec. Sub. Nts., 7/1/10                       928,000        962,364
--------------------------------------------------------------------------------
Sun International Hotels Ltd.,
8.875% Sr. Unsec. Sub. Nts., 8/15/11                      700,000        752,500
--------------------------------------------------------------------------------
Universal City Development
Partners Ltd., 11.75% Sr. Nts., 4/1/10                    500,000        576,250
--------------------------------------------------------------------------------
Vail Resorts, Inc.,
6.75% Sr. Sub. Nts., 2/15/14                              500,000        510,000

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Wynn Las Vegas LLC/Wynn
Las Vegas Capital Corp.,
6.625% Nts., 12/1/14 7                            $     1,474,000   $  1,440,835
                                                                    ------------
                                                                      18,830,165

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Beazer Homes USA, Inc.,
8.375% Sr. Nts., 4/15/12                                  400,000        431,000
--------------------------------------------------------------------------------
Blount, Inc.,
8.875% Sr. Sub. Nts., 8/1/12                              350,000        376,250
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                      400,000        431,625
9.75% Sr. Sub. Nts., 9/15/10                              400,000        470,297
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
7.75% Sr. Unsec. Sub. Nts., 5/15/13                       300,000        313,500
--------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                            250,000        272,281
9.50% Sr. Unsec. Sub. Nts., 2/15/11                       400,000        429,800
--------------------------------------------------------------------------------
Meritage Homes Corp.,
6.25% Sr. Unsec. Nts., 3/15/15                            480,000        448,800
--------------------------------------------------------------------------------
Sealy Mattress Co.,
8.25% Sr. Sub. Nts., 6/15/14                              450,000        456,750
--------------------------------------------------------------------------------
Standard Pacific Corp.,
9.25% Sr. Sub. Nts., 4/15/12                              200,000        221,000
--------------------------------------------------------------------------------
WCI Communities, Inc.,
9.125% Sr. Sub. Nts., 5/1/12                              300,000        316,500
--------------------------------------------------------------------------------
William Lyon Homes, Inc.,
10.75% Sr. Nts., 4/1/13                                   400,000        436,000
--------------------------------------------------------------------------------
Williams Scotsman, Inc.,
9.875% Sr. Unsec. Nts., 6/1/07                            800,000        804,000
                                                                    ------------
                                                                       5,407,803

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Leslie's Poolmart, Inc.,
7.75% Sr. Unsec. Nts., 2/1/13                             225,000        228,375
--------------------------------------------------------------------------------
MEDIA--3.3%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,4                        350,000        297,500
10.25% Sr. Unsec. Nts., 11/1/06 3,4                       400,000        342,000
10.25% Sr. Unsec. Sub. Nts., 6/5/11 3,4                   200,000        180,500
10.875% Sr. Unsec. Nts., 10/1/10 3,4                      400,000        350,000
--------------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/12                      600,000        594,000
--------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                           650,000        580,125
9.50% Sr. Unsec. Sub. Nts., 2/1/11                        360,000        355,050
--------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                      150,000        142,875
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09                                          400,000        402,000
--------------------------------------------------------------------------------
Block Communications, Inc.,
9.25% Sr. Sub. Nts., 4/15/09                              400,000        428,000


                    15 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Cablevision Systems Corp.,
8% Sr. Unsec. Nts., Series B, 4/15/12             $       250,000   $    246,250
--------------------------------------------------------------------------------
Carmike Cinemas, Inc.,
7.50% Sr. Sub. Nts., 2/15/14                              500,000        455,625
--------------------------------------------------------------------------------
Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc.
Nts., 5/15/11 12                                        1,275,000        851,063
8.375% Sr. Nts., Second Lien,
4/30/14 7                                               3,003,000      3,003,000
--------------------------------------------------------------------------------
Cinemark USA, Inc.,
9% Sr. Unsec. Sub. Nts., 2/1/13                           300,000        309,750
--------------------------------------------------------------------------------
Cinemark, Inc.,
0%/9.75% Sr. Unsec. Disc. Nts.,
3/15/14 12                                                500,000        335,000
--------------------------------------------------------------------------------
Corus Entertainment, Inc.,
8.75% Sr. Sub. Nts., 3/1/12                               300,000        323,250
--------------------------------------------------------------------------------
CSC Holdings, Inc.,
7.625% Sr. Unsec. Unsub. Nts.,
Series B, 4/1/11                                        1,021,000      1,013,343
--------------------------------------------------------------------------------
Dex Media East LLC/Dex Media
East Finance Co., 9.875% Sr.
Unsec. Nts., 11/15/09                                     200,000        221,500
--------------------------------------------------------------------------------
Dex Media West LLC/
Dex Media
West Finance Co.:
5.875% Sr. Nts., 11/15/11                                 900,000        893,250
8.50% Sr. Nts., 8/15/10                                   300,000        328,500
9.875% Sr. Sub. Nts., 8/15/13                             586,000        670,970
--------------------------------------------------------------------------------
Dex Media, Inc.,
8% Unsec. Nts., 11/15/13                                1,175,000      1,254,313
--------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV
Financing Co., Inc.,
8.375% Sr. Unsec. Nts., 3/15/13                           776,000        863,300
--------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                         1,327,000      1,317,048
9.125% Sr. Nts., 1/15/09                                  936,000        999,180
--------------------------------------------------------------------------------
Emmis Operating Co.,
6.875% Sr. Unsec. Sub. Nts., 5/15/12                      600,000        597,000
--------------------------------------------------------------------------------
Entravision Communications Corp.,
8.125% Sr. Sub. Nts., 3/15/09                             400,000        418,500
--------------------------------------------------------------------------------
Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts., 12/1/10                              619,000        578,765
--------------------------------------------------------------------------------
Lin Television Corp.,
6.50% Sr. Sub. Nts., 5/15/13                              400,000        382,000
--------------------------------------------------------------------------------
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Debs., 6/15/13                             200,000        219,000
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom
Capital Corp.,
9.50% Sr. Unsec. Nts., 1/15/13                            969,000        971,423

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                      $       800,000   $    771,000
6.875% Sr. Unsec. Sub. Nts.,
10/1/13                                                   200,000        199,250
--------------------------------------------------------------------------------
News America Holdings, Inc.,
8.875% Sr. Debs., 4/26/23                                 625,000        818,709
--------------------------------------------------------------------------------
PanAmSat Corp.,
9% Sr. Unsec. Nts., 8/15/14                               650,000        712,563
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                      900,000        906,750
8.875% Sr. Unsec. Nts., 5/15/11                            19,000         19,998
--------------------------------------------------------------------------------
R.H. Donnelley Corp.,
6.875% Sr. Nts., 1/15/13 7                                500,000        512,500
--------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 7                         400,000        467,000
--------------------------------------------------------------------------------
Radio One, Inc.,
8.875% Sr. Unsec. Sub. Nts.,
Series B, 7/1/11                                          600,000        647,250
--------------------------------------------------------------------------------
Rainbow National Services LLC,
8.75% Sr. Nts., 9/1/12 7                                  800,000        878,000
--------------------------------------------------------------------------------
Shaw Communications, Inc.,
8.54% Debs., 9/30/27 [CAD]                                340,000        288,606
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                          975,000      1,004,250
8.75% Sr. Sub. Nts., 12/15/11                             300,000        316,500
--------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts., 11/1/09                      800,000        841,000
--------------------------------------------------------------------------------
Vertis, Inc.,
9.75% Sr. Sec. Nts., 4/1/09                               200,000        209,000
--------------------------------------------------------------------------------
Weekly Reader Corp./
CompassLearning, Inc./ WRC
Media, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                            500,000        531,875
--------------------------------------------------------------------------------
WMG Holdings Corp.,
0%/9.50% Sr. Disc. Nts., 12/15/14 7,12                    857,000        595,615
                                                                    ------------
                                                                      29,643,946

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                           700,000        739,375
9.875% Nts., 10/1/11                                      200,000        217,500
                                                                    ------------
                                                                         956,875

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Asbury Automotive Group, Inc.,
9% Sr. Sub. Nts., 6/15/12                                 300,000        308,250
--------------------------------------------------------------------------------
Atlantic Broadband Finance LLC,
9.375% Sr. Sub. Nts., 1/15/14 7                           250,000        236,250
--------------------------------------------------------------------------------
AutoNation, Inc.,
9% Sr. Unsec. Nts., 8/1/08                                500,000        548,750
--------------------------------------------------------------------------------
Boise Cascade LLC,
7.125% Sr. Sub. Nts., 10/15/14 7                          450,000        444,375


                    16 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALITY RETAIL Continued
Finlay Fine Jewelry Corp.,
8.375% Sr. Unsec. Nts., 6/1/12                    $       300,000   $    271,875
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts., 11/1/11                             200,000        224,000
--------------------------------------------------------------------------------
Rent-A-Center, Inc.,
7.50% Sr. Unsec. Sub. Nts.,
Series B, 5/1/10                                          150,000        150,750
                                                                    ------------
                                                                       2,184,250

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 7                   867,000        951,533
--------------------------------------------------------------------------------
Levi Strauss & Co.:
7.73% Sr. Unsec. Unsub. Nts., 4/1/12 2                    440,000        418,000
12.25% Sr. Nts., 12/15/12                                 800,000        878,000
--------------------------------------------------------------------------------
Oxford Industries, Inc.,
8.875% Sr. Nts., 6/1/11                                   250,000        268,750
--------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                     200,000        212,000
                                                                    ------------
                                                                       2,728,283

--------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts., 1/15/12                             300,000        322,500
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Great Atlantic & Pacific Tea Co.,
Inc. (The),
9.125% Sr. Nts., 12/15/11                                 419,000        443,093
--------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                            250,000        259,375
8.50% Sr. Sub. Nts., 8/1/14                               600,000        595,500
--------------------------------------------------------------------------------
Real Time Data Co.,
11% Disc. Nts., 5/31/09 1,3,4                             142,981             --
--------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                              450,000        465,750
9.50% Sr. Sec. Nts., 2/15/11                              200,000        214,000
                                                                    ------------
                                                                       1,977,718

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
American Seafoods Group LLC,
10.125% Sr. Sub. Nts., 4/15/10                            200,000        214,500
--------------------------------------------------------------------------------
Burns Philp Capital
Property Ltd.,
9.75% Sr. Unsec. Sub. Nts.,
7/15/12                                                   450,000        486,000
--------------------------------------------------------------------------------
Chiquita Brands
International, Inc.,
7.50% Sr. Unsec. Nts., 11/1/14                            150,000        140,250
--------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 7                            180,000        184,500
8.625% Sr. Sub. Nts., 12/15/12                            400,000        442,000

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07               $       400,000   $    391,000
10.75% Sr. Nts., 3/1/10                                   460,000        488,750
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                   306,000        327,420
8.875% Sr. Unsec. Nts., 3/15/11                            71,000         76,148
--------------------------------------------------------------------------------
Hines Nurseries, Inc.,
10.25% Sr. Unsec. Sub. Nts., 10/1/11                      200,000        207,000
--------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.,
8.25% Sr. Sub. Nts., 12/1/13                              100,000         90,000
--------------------------------------------------------------------------------
Smithfield Foods, Inc.,
7.625% Sr. Unsec. Sub. Nts.,
2/15/08                                                   400,000        418,000
--------------------------------------------------------------------------------
United Biscuits Finance plc,
10.75% Sr. Sub. Nts.,
4/15/11 1 [GBP]                                           400,000        725,637
                                                                    ------------
                                                                       4,191,205

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc.,
6% Sr. Unsec. Sub. Nts., 12/15/12                         350,000        355,250
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                  500,000        536,875
9.375% Sr. Unsec. Sub. Nts., 6/1/11                       200,000        211,500
                                                                    ------------
                                                                       1,103,625

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Elizabeth Arden, Inc.,
7.75% Sr. Unsec. Sub. Nts., 1/15/14                       175,000        183,313
--------------------------------------------------------------------------------
TOBACCO--0.0%
R.J. Reynolds Tobacco Holdings,
Inc., 6.50% Nts., 7/15/10 7                               220,000        220,550
--------------------------------------------------------------------------------
ENERGY--2.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Dresser, Inc.,
9.375% Sr. Sub. Nts., 4/15/11                             300,000        317,250
--------------------------------------------------------------------------------
Hanover Compressor Co.,
8.625% Sr. Nts., 12/15/10                                 300,000        318,750
--------------------------------------------------------------------------------
Hanover Equipment Trust 2001A,
8.50% Sr. Sec. Nts., Series A, 9/1/08                     500,000        522,500
--------------------------------------------------------------------------------
Petroleum Helicopters, Inc.,
9.375% Sr. Nts., 5/1/09                                   200,000        211,500
--------------------------------------------------------------------------------
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts., 5/15/10                       400,000        420,000
                                                                    ------------
                                                                       1,790,000

--------------------------------------------------------------------------------
OIL & GAS--2.6%
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 7                                250,000        257,500
6.875% Sr. Unsec. Nts., 1/15/16                           822,000        861,045


                    17 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Delta Petroleum Corp.,
7% Sr. Nts., 4/1/15 7                             $       140,000   $    132,300
--------------------------------------------------------------------------------
El Paso Corp.,
7.875% Sr. Unsec. Nts., 6/15/12                         1,584,000      1,639,440
--------------------------------------------------------------------------------
El Paso Energy Corp.,
7.625% Nts., 7/15/11                                      200,000        202,500
--------------------------------------------------------------------------------
El Paso Production Holding Co.,
7.75% Sr. Unsec. Nts., 6/1/13                           1,219,000      1,307,378
--------------------------------------------------------------------------------
Forest Oil Corp.,
7.75% Sr. Nts., 5/1/14                                    300,000        324,000
--------------------------------------------------------------------------------
Frontier Oil Corp.,
6.625% Sr. Unsec. Nts., 10/1/11                           200,000        207,000
--------------------------------------------------------------------------------
Gazprom International SA,
7.201% Sr. Unsec. Bonds, 2/1/20                         3,574,000      3,863,744
--------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                       600,000        631,500
8.375% Sr. Sub. Nts., 8/15/12                             500,000        548,750
--------------------------------------------------------------------------------
Pemex Project Funding Master
Trust:
7.375% Unsec. Unsub. Nts.,
12/15/14                                                  740,000        831,760
8.50% Unsub. Nts., 2/15/08                                420,000        460,950
9.125% Unsec. Unsub. Nts.,
10/13/10                                                  610,000        715,835
--------------------------------------------------------------------------------
Plains Exploration & Production
Co., 7.125% Sr. Nts., 6/15/14                             300,000        322,500
--------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                    350,000        378,875
9.50% Sr. Nts., 2/1/13                                    835,000        964,425
--------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                             230,000        230,000
7.375% Sr. Sub. Nts., 7/15/13                             200,000        214,000
--------------------------------------------------------------------------------
Southern Natural Gas Co.,
8% Sr. Unsub. Nts., 3/1/32                                300,000        342,688
--------------------------------------------------------------------------------
Stone Energy Corp.,
6.75% Sr. Unsec. Sub. Nts., 12/15/14                      520,000        508,300
--------------------------------------------------------------------------------
Tengizchevroil LLP,
6.124% Nts., 11/15/14 7                                 2,123,000      2,181,383
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7.50% Bonds, 4/1/17                                     1,567,000      1,743,529
--------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                 928,000        983,680
9.625% Sr. Sub. Nts., 4/1/12                               19,000         21,114
--------------------------------------------------------------------------------
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts., 5/1/12                               400,000        412,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                       500,000        542,500
7.625% Nts., 7/15/19                                      928,000      1,048,640
8.75% Unsec. Nts., 3/15/32                              1,219,000      1,470,419
--------------------------------------------------------------------------------
XTO Energy, Inc.,
7.50% Sr. Nts., 4/15/12                                   500,000        575,851
                                                                    ------------
                                                                      23,923,606

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--2.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
American Color Graphics, Inc.,
10% Sr. Sec. Nts., 6/15/10                        $       200,000   $    145,000
--------------------------------------------------------------------------------
Berry Plastics Corp.,
10.75% Sr. Sub. Nts., 7/15/12                             750,000        822,188
                                                                    ------------
                                                                         967,188

--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.2%
Bank Plus Corp.,
12% Sr. Nts., 7/18/07 1                                     7,000          7,525
--------------------------------------------------------------------------------
BankUnited Capital Trust,
10.25% Capital Securities,
12/31/26 1                                                100,000        109,250
--------------------------------------------------------------------------------
Dresdner Bank AG (Ukreximbank),
8.75% Bonds, 2/10/10                                      760,000        799,900
--------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 8                         1,960,000      1,264,200
11.60% Sr. Unsec. Nts., 1/12/10 8                       2,510,000      1,409,365
12.28% Sr. Unsec. Nts., 3/9/09 8                        1,960,000      1,190,700
--------------------------------------------------------------------------------
Inter-American Development
Bank:
3.95% Nts., 1/25/12 1 [COP]                         1,237,000,000        542,341
6.26% Nts., 12/8/09 1,2 [BRR]                             920,000        376,914
--------------------------------------------------------------------------------
Ongko International Finance
Co. BV,
10.50% Sec. Nts., 3/29/10 1,3,4                            90,000             --
--------------------------------------------------------------------------------
UBS Luxembourg SA,
6.23% Sub. Nts., 2/11/15 2                              2,500,000      2,540,738
--------------------------------------------------------------------------------
VTB Capital SA,
6.25% Bonds, 7/2/35 1                                   1,870,000      1,888,700
--------------------------------------------------------------------------------
Western Financial Bank,
9.625% Unsec. Sub. Debs., 5/15/12                         500,000        547,500
                                                                    ------------
                                                                      10,677,133

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Affinia Group, Inc.,
9% Sr. Sub. Nts., 11/30/14 7                              200,000        169,000
--------------------------------------------------------------------------------
American Commercial Lines LLC/
American Commercial Lines
Finance Corp.,
9.50% Sr. Nts., 2/15/15 7                                 135,000        143,100
--------------------------------------------------------------------------------
Argentine Beverages
Financial Trust,
7.375% Bonds, 3/22/12 7                                   490,000        501,025
--------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/
Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts.,
Series B, 10/1/14 12                                      570,000        399,000
9.625% Sr. Sub. Nts., 6/15/14                             813,000        914,625
--------------------------------------------------------------------------------
Global Cash Access LLC/Global
Cash Finance Corp.,
8.75% Sr. Sub. Nts., 3/15/12                              275,000        300,438


                    18 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
JSG Funding plc,
7.75% Sr. Sub. Nts., 4/1/15 7                     $       330,000   $    272,250
--------------------------------------------------------------------------------
SBS Agro Finance BV,
10.25% Bonds, 7/21/00 1,3,4                               339,000             --
--------------------------------------------------------------------------------
Universal City Florida:
7.96% Sr. Unsec. Nts., 5/1/10 2                           130,000        135,525
8.375% Sr. Unsec. Nts., 5/1/10                            130,000        136,175
                                                                    ------------
                                                                       2,971,138

--------------------------------------------------------------------------------
REAL ESTATE--0.4%
American Casino & Entertainment
Properties LLC,
7.85% Sr. Sec. Nts., 2/1/12                               500,000        532,500
--------------------------------------------------------------------------------
Felcor Lodging LP,
9% Sr. Nts., 6/1/11                                       425,000        466,438
--------------------------------------------------------------------------------
HMH Properties, Inc.,
7.875% Sr. Nts., Series B, 8/1/08                          89,000         90,780
--------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., 3/15/15 7                                530,000        527,350
9.50% Sr. Nts., 1/15/07                                   400,000        426,000
--------------------------------------------------------------------------------
MeriStar Hospitality Corp.,
9.125% Sr. Unsec. Nts., 1/15/11                           946,000        998,030
--------------------------------------------------------------------------------
Trustreet Properties, Inc.,
7.50% Sr. Nts., 4/1/15 7                                  400,000        411,000
                                                                    ------------
                                                                       3,452,098

--------------------------------------------------------------------------------
HEALTH CARE--2.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Titan Petrochemicals Group Ltd.,
8.50% Sr. Unsec. Nts., 3/18/12 7                          846,000        774,090
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts., 2/15/12                              350,000        349,125
--------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.,
8.125% Sr. Sub. Nts., 6/15/12                             300,000        322,500
--------------------------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Unsec. Nts., 11/1/11                          300,000        304,500
                                                                    ------------
                                                                         976,125

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
Alderwoods Group, Inc.,
7.75% Sr. Nts., 9/15/12 7                                 450,000        479,813
--------------------------------------------------------------------------------
AmeriPath, Inc.,
10.50% Sr. Unsec. Sub. Nts., 4/1/13                       300,000        305,250
--------------------------------------------------------------------------------
Beverly Enterprises, Inc.,
7.875% Sr. Sub. Nts., 6/15/14                             300,000        328,500
--------------------------------------------------------------------------------
Community Health Systems, Inc.,
6.50% Sr. Unsec. Sub. Nts., 12/15/12                      400,000        409,000
--------------------------------------------------------------------------------
Coventry Health Care, Inc.,
6.125% Sr. Unsec. Nts., 1/15/15 1                         225,000        230,063

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
DaVita, Inc.:
6.625% Sr. Nts., 3/15/13 7                        $       465,000   $    482,438
7.25% Sr. Sub. Nts., 3/15/15 7                            375,000        387,188
--------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                              300,000        299,250
9.50% Sr. Unsec. Sub. Nts., 7/1/10                        300,000        325,500
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08                             900,000        942,750
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust III, 7.375% Nts., 2/1/08 1 [DEM]                     25,000         16,397
--------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust IV, 7.875% Trust Preferred
Nts., 6/15/11                                             600,000        648,000
--------------------------------------------------------------------------------
Genesis HealthCare Corp.,
8% Sr. Sub. Nts., 10/15/13                                200,000        217,500
--------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                          1,219,000      1,254,332
6.375% Nts., 1/15/15                                    1,871,000      1,946,042
--------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                     1,067,000      1,040,325
10.75% Sr. Unsec. Sub. Nts., 10/1/08                       19,000         19,855
--------------------------------------------------------------------------------
Magellan Health Services, Inc.,
9.375% Sr. Unsec. Nts.,
Series A, 11/15/08                                        653,675        699,432
--------------------------------------------------------------------------------
Medquest, Inc.,
11.875% Sr. Unsec. Sub. Nts.,
Series B, 8/15/12                                         600,000        570,000
--------------------------------------------------------------------------------
NDCHealth Corp.,
10.50% Sr. Unsec. Sub. Nts., 12/1/12                      250,000        266,875
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.,
10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                    585,000        646,425
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc.,
7.75% Sr. Sub. Nts., 7/15/15 7                            220,000        220,825
--------------------------------------------------------------------------------
Quintiles Transnational Corp.,
10% Sr. Sub. Nts., 10/1/13                                300,000        330,000
--------------------------------------------------------------------------------
Select Medical Corp.,
7.625% Sr. Sub. Nts., 2/1/15 7                            450,000        447,750
--------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                  482,000        461,515
7.375% Nts., 2/1/13                                        19,000         18,858
9.875% Sr. Nts., 7/1/14                                   882,000        950,355
--------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                      200,000        209,500
7% Sr. Sub. Nts., 11/15/13                                925,000        955,063
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                               300,000        322,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                      300,000        328,500
                                                                    ------------
                                                                      15,759,801


                    19 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals
International, Inc.,
7% Sr. Nts., 12/15/11                             $       350,000   $    344,750
--------------------------------------------------------------------------------
INDUSTRIALS--2.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc.,
8.50% Sr. Unsec. Sub. Nts., 5/15/11                       300,000        321,750
--------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                            200,000        222,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                       219,000        229,950
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                             583,000        568,425
6.125% Sr. Unsec. Sub. Nts.,
1/15/14                                                   400,000        402,000
--------------------------------------------------------------------------------
Rexnord Corp.,
10.125% Sr. Unsec. Sub. Nts.,
12/15/12                                                  350,000        385,000
--------------------------------------------------------------------------------
TD Funding Corp.,
8.375% Sr. Sub. Nts., 7/15/11                             400,000        426,000
--------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                  223,000        248,088
11% Sr. Sub. Nts., 2/15/13                                194,000        224,070
--------------------------------------------------------------------------------
Vought Aircraft Industries, Inc.,
8% Sr. Nts., 7/15/11                                      200,000        199,000
                                                                    ------------
                                                                       3,226,283

--------------------------------------------------------------------------------
AIRLINES--0.0%
AMR Corp., 9% Debs., 8/1/12                                50,000         39,500
--------------------------------------------------------------------------------
ATA Holdings Corp.,
13% Sr. Unsec. Nts., 2/1/09 3,4                           735,000        143,325
                                                                    ------------
                                                                         182,825

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc.,
9.75% Sr. Sub. Nts., 4/15/12                              200,000        208,000
--------------------------------------------------------------------------------
Goodman Global Holding Co., Inc.,
7.875% Sr. Sub. Nts., 12/15/12 7                          170,000        158,100
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc.,
9.625% Sr. Sec. Nts., 7/1/10                              311,000        342,100
--------------------------------------------------------------------------------
Nortek, Inc.,
8.50% Sr. Unsec. Unsub. Nts., 9/1/14                      250,000        233,750
--------------------------------------------------------------------------------
North America Energy
Partners, Inc.,
8.75% Sr. Unsec. Nts., 12/1/11                            150,000        129,750
                                                                    ------------
                                                                       1,071,700

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 7                         $       180,000   $    175,050
7.375% Sr. Sec. Nts., Series B, 4/15/14                   500,000        465,000
8.875% Sr. Nts., Series B, 4/1/08                         800,000        844,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                    434,000        470,890
--------------------------------------------------------------------------------
Cenveo Corp.,
7.875% Sr. Sub. Nts., 12/1/13                           1,000,000        955,000
--------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                       460,000        458,850
7.50% Sr. Nts., 5/1/11                                    200,000        209,250
--------------------------------------------------------------------------------
Mail-Well I Corp.,
9.625% Sr. Nts., 3/15/12                                  400,000        434,000
                                                                    ------------
                                                                       4,012,040

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp.,
8.75% Sec. Nts., 7/15/12                                  325,000        320,125
--------------------------------------------------------------------------------
Dayton Superior Corp.,
13% Sr. Unsec. Sub. Nts., 6/15/09                         200,000        177,000
--------------------------------------------------------------------------------
Eletropaulo Metropolitana SA,
19.125% Nts., 6/28/10 1 [BRR]                           2,204,000        951,588
--------------------------------------------------------------------------------
General Cable Corp.,
9.50% Sr. Nts., 11/15/10                                  200,000        215,000
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7% Sr. Unsec. Debs., 10/15/28                             500,000        512,912
                                                                    ------------
                                                                       2,176,625

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/13                      120,000         91,500
--------------------------------------------------------------------------------
MACHINERY--0.4%
Case New Holland, Inc.,
9.25% Sr. Nts., 8/1/11 7                                  225,000        237,375
--------------------------------------------------------------------------------
Douglas Dynamics LLC,
7.75% Sr. Nts., 1/15/12 7                                 300,000        295,500
--------------------------------------------------------------------------------
Greenbrier Cos., Inc. (The),
8.375% Sr. Nts., 5/15/15 7                                380,000        388,550
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The),
10.50% Sr. Sub. Nts., 8/1/12                              325,000        368,875
--------------------------------------------------------------------------------
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts., 5/15/11                             700,000        738,500
--------------------------------------------------------------------------------
Navistar International Corp.,
7.50% Sr. Nts., 6/15/11                                   400,000        410,000
--------------------------------------------------------------------------------
NMHG Holding Co.,
10% Sr. Nts., 5/15/09                                     300,000        316,500
--------------------------------------------------------------------------------
Terex Corp.,
9.25% Sr. Unsec. Sub. Nts., 7/15/11                       400,000        436,000
--------------------------------------------------------------------------------
Trinity Industries, Inc.,
6.50% Sr. Nts., 3/15/14                                   300,000        300,000
                                                                    ------------
                                                                       3,491,300


                    20 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
MARINE--0.1%
CP Ships Ltd.,
10.375% Sr. Nts., 7/15/12                         $       600,000   $    675,000
--------------------------------------------------------------------------------
Navigator Gas Transport plc,
10.50% First Priority Ship Mtg.
Nts., 6/30/07 1,3,4                                       128,000        112,000
--------------------------------------------------------------------------------
WPO Shipholding Co. LLC,
12% Sr. Sec. Nts., 7/15/05 1,3,4                          250,000          1,400
                                                                    ------------
                                                                         788,400

--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Kansas City Southern Railway
Co. (The),
7.50% Sr. Nts., 6/15/09                                   400,000        415,000
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                               450,000        419,625
7.50% Sr. Unsec. Nts., 11/1/13                            387,000        383,130
9.625% Sr. Nts., 12/1/12                                  250,000        273,750
                                                                    ------------
                                                                       1,491,505

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc.,
7% Sr. Sub. Nts., 2/15/14                               1,200,000      1,149,000
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Horizon Lines LLC,
9% Nts., 11/1/12 7                                        300,000        315,750
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Lucent Technologies, Inc.,
6.45% Unsec. Debs., 3/15/29                             1,160,000      1,044,000
--------------------------------------------------------------------------------
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts.,
1/15/07 1,3,4                                             675,000        371,250
                                                                    ------------
                                                                       1,415,250

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings,
8% Sr. Nts., 5/15/09                                      200,000        213,750
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Flextronics International Ltd.,
6.25% Sr. Sub. Nts., 11/15/14                           1,021,000      1,018,448
--------------------------------------------------------------------------------
Ingram Micro, Inc.,
9.875% Sr. Unsec. Sub. Nts., 8/15/08                      700,000        740,250
--------------------------------------------------------------------------------
LCE Acquisition Corp.,
9% Sr. Sub. Nts., 8/1/14 7                                425,000        413,313
--------------------------------------------------------------------------------
Sanmina-SCI Corp.,
6.75% Sub. Nts., 3/1/13 7                                 520,000        499,200
--------------------------------------------------------------------------------
Sensus Metering System, Inc.,
8.625% Sr. Unsec. Sub. Nts., 12/15/13                     450,000        420,750
                                                                    ------------
                                                                       3,091,961

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]                     338,620   $      4,098
--------------------------------------------------------------------------------
NorthPoint Communications
Group, Inc.,
12.875% Nts., 2/15/10 1,3,4                               200,173             --
--------------------------------------------------------------------------------
PSINet, Inc.,
10.50% Sr. Unsec. Nts.,
12/1/06 1,3,4 [EUR]                                       100,000             --
                                                                    ------------
                                                                           4,098

--------------------------------------------------------------------------------
IT SERVICES--0.1%
DynCorp International LLC,
9.50% Sr. Sub. Nts., 2/15/13 7                            665,000        621,775
--------------------------------------------------------------------------------
Iron Mountain, Inc.,
7.75% Sr. Sub. Nts., 1/15/15                              400,000        404,000
--------------------------------------------------------------------------------
Titan Corp. (The),
8% Sr. Sub. Nts., 5/15/11                                 100,000        107,750
                                                                    ------------
                                                                       1,133,525

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Advanced Micro Devices, Inc.,
7.75% Sr. Unsec. Nts., 11/1/12                            975,000        965,250
--------------------------------------------------------------------------------
Amkor Technology, Inc.,
9.25% Sr. Unsec. Sub. Nts., 2/15/08                       250,000        241,250
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc.,
7.125% Sr. Unsec. Nts., 7/15/14                           450,000        486,000
--------------------------------------------------------------------------------
Huntsman International LLC,
7.375% Sr. Sub. Nts., 1/1/15 7                          1,510,000      1,498,675
--------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd.,
8% Sr. Sub. Nts., 12/15/14 7                               87,000         83,955
--------------------------------------------------------------------------------
Micron Technology, Inc.,
6.50% Sub. Nts., 9/30/05                                  476,190        473,810
                                                                    ------------
                                                                       3,748,940

--------------------------------------------------------------------------------
MATERIALS--3.6%
--------------------------------------------------------------------------------
CHEMICALS--1.0%
AEP Industries, Inc.,
7.875% Sr. Nts., 3/15/13 7                                140,000        141,010
--------------------------------------------------------------------------------
Compass Minerals Group, Inc.,
10% Sr. Sub. Nts., 8/15/11                                200,000        219,000
--------------------------------------------------------------------------------
Crompton Corp.,
9.875% Sr. Nts., 8/1/12                                   350,000        407,750
--------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar
Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                            550,000        581,625
10.125% Sr. Unsec. Nts., 9/1/08                            19,000         20,663
10.625% Sr. Unsec. Nts., 5/1/11                           600,000        665,250


                    21 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Huntsman Corp./ICI
Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts.,
7/1/09 1 [EUR]                                            123,000   $    151,640
10.125% Sr. Unsec. Sub. Nts.,
7/1/09                                                    853,000        881,789
--------------------------------------------------------------------------------
Huntsman International LLC,
9.875% Sr. Nts., 3/1/09                                   850,000        913,750
--------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                         198,000        233,145
11.625% Sr. Unsec. Nts., 10/15/10                          13,000         15,291
--------------------------------------------------------------------------------
IMC Global, Inc.,
10.875% Sr. Unsec. Nts., 8/1/13                            19,000         22,373
--------------------------------------------------------------------------------
Innophos, Inc.,
8.875% Sr. Sub. Nts., 8/15/14 7                           550,000        563,750
--------------------------------------------------------------------------------
ISP Holdings, Inc.,
10.625% Sr. Sec. Nts., 12/15/09                           200,000        216,000
--------------------------------------------------------------------------------
KI Holdings, Inc.,
0%/9.875% Sr. Unsec. Sub. Disc. Nts.,
11/15/14 12                                               350,000        204,750
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                  19,000         20,306
9.625% Sr. Sec. Nts., Series A, 5/1/07                    200,000        214,500
9.875% Sec. Nts., Series B, 5/1/07                        278,000        286,340
10.50% Sr. Sec. Nts., 6/1/13                              600,000        689,250
--------------------------------------------------------------------------------
Millennium America, Inc.,
9.25% Sr. Unsec. Sub. Nts., 6/15/08                       100,000        108,750
--------------------------------------------------------------------------------
PCI Chemicals Canada,
10% Sr. Sec. Nts., 12/31/08                               113,061        120,410
--------------------------------------------------------------------------------
Pioneer Cos., Inc.,
6.99% Sr. Sec. Nts., 12/31/06 2                             4,940          4,965
--------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                            761,000        755,293
10.625% Sr. Unsec. Nts., 5/15/10                           19,000         20,188
--------------------------------------------------------------------------------
Resolution Performance
Products LLC:
8% Sr. Sec. Nts., 12/15/09                                250,000        261,250
13.50% Sr. Unsec. Sub. Nts.,
11/15/10                                                  100,000        108,000
--------------------------------------------------------------------------------
Rhodia SA,
10.25% Sr. Unsec. Nts., 6/1/10                            430,000        463,325
--------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.,
7.50% Sr. Sub. Nts., 11/15/14 7                           200,000        199,500
--------------------------------------------------------------------------------
Sterling Chemicals, Inc.,
10% Sr. Sec. Nts., 12/19/07 1,13                          170,473        169,621
--------------------------------------------------------------------------------
Westlake Chemical Corp.,
8.75% Sr. Nts., 7/15/11                                   260,000        284,050
                                                                    ------------
                                                                       8,943,534

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc.,
0%/10.75% Sr. Disc. Nts., 3/1/14 7,12             $       725,000   $    344,375
--------------------------------------------------------------------------------
Texas Industries, Inc.,
10.25% Sr. Unsec. Nts., 6/15/11                           400,000        465,500
                                                                    ------------
                                                                         809,875

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                               500,000        555,000
10.875% Sr. Sec. Nts., 3/1/13                             200,000        236,000
--------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 7                                200,000        203,000
9.875% Sub. Nts., 10/15/14 7                              300,000        302,250
--------------------------------------------------------------------------------
Graphic Packaging
International Corp.:
8.50% Sr. Nts., 8/15/11                                   500,000        517,500
9.50% Sr. Sub. Nts., 8/15/13                              350,000        354,375
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                      300,000        288,000
8.25% Sr. Unsec. Nts., 10/1/12                            250,000        252,500
--------------------------------------------------------------------------------
MDP Acquisitions plc,
9.625% Sr. Nts., 10/1/12                                  400,000        402,000
--------------------------------------------------------------------------------
Owens-Brockway Glass
Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                              450,000        480,375
8.25% Sr. Unsec. Nts., 5/15/13                            419,000        457,234
8.75% Sr. Sec. Nts., 11/15/12                             928,000      1,027,760
8.875% Sr. Sec. Nts., 2/15/09                             200,000        213,500
--------------------------------------------------------------------------------
Pliant Corp.,
11.625% Sr. Sec. Nts., 6/15/09 7,13                       340,393        365,922
--------------------------------------------------------------------------------
Solo Cup Co.,
8.50% Sr. Sub. Nts., 2/15/14                              500,000        470,000
--------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                   850,000        862,750
9.25% Sr. Unsec. Nts., 2/1/08                             200,000        210,000
9.75% Sr. Unsec. Nts., 2/1/11                             600,000        637,500
--------------------------------------------------------------------------------
Stone Container Finance Co. of
Canada II,
7.375% Sr. Unsec. Nts., 7/15/14                           300,000        283,500
--------------------------------------------------------------------------------
Tekni-Plex, Inc.,
10.875% Sr. Sec. Nts., 8/15/12 7                          125,000        135,625
--------------------------------------------------------------------------------
TriMas Corp.,
9.875% Sr. Unsec. Sub. Nts.,
6/15/12                                                   700,000        591,500
                                                                    ------------
                                                                       8,846,291


                    22 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--1.0%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                    $       519,000   $    441,150
7.875% Sr. Unsec. Nts., 2/15/09                           500,000        457,500
--------------------------------------------------------------------------------
Alrosa Finance SA,
8.875% Nts., 11/17/14 7                                   880,000        998,800
--------------------------------------------------------------------------------
Arch Western Finance LLC,
6.75% Sr. Nts., 7/1/13                                    400,000        415,000
--------------------------------------------------------------------------------
California Steel Industries, Inc.,
6.125% Sr. Nts., 3/15/14                                  300,000        280,500
--------------------------------------------------------------------------------
Century Aluminum Co.,
7.50% Sr. Unsec. Nts., 8/15/14                            600,000        595,500
--------------------------------------------------------------------------------
Foundation PA Coal Co.,
7.25% Sr. Unsec. Nts., 8/1/14                             250,000        263,750
--------------------------------------------------------------------------------
IMCO Recycling, Inc.,
10.375% Sr. Sec. Nts., 10/15/10                           300,000        330,750
--------------------------------------------------------------------------------
International Utility Structures, Inc.,
13% Unsec. Sub. Nts., 2/1/08 1,3,4                         71,000             --
--------------------------------------------------------------------------------
Ispat Inland ULC,
9.75% Sr. Sec. Nts., 4/1/14                               585,000        684,450
--------------------------------------------------------------------------------
Jorgensen (Earle M.) Co.,
9.75% Sr. Sec. Nts., 6/1/12                               500,000        542,500
--------------------------------------------------------------------------------
Kaiser Aluminum & Chemical
Corp., 10.875% Sr. Nts., Series B,
10/15/06 3,4                                              500,000        457,500
--------------------------------------------------------------------------------
Koppers Industry, Inc.,
9.875% Sr. Sec. Nts., 10/15/13                            300,000        325,500
--------------------------------------------------------------------------------
Massey Energy Co.,
6.625% Sr. Nts., 11/15/10                                 200,000        207,000
--------------------------------------------------------------------------------
Novelis, Inc.,
7.25% Sr. Nts., 2/15/15 7                                 675,000        680,906
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc.,
10% Sr. Nts., 7/15/09                                     400,000        433,000
--------------------------------------------------------------------------------
Peabody Energy Corp.,
6.875% Sr. Unsec. Nts.,
Series B, 3/15/13                                         400,000        426,000
--------------------------------------------------------------------------------
Steel Dynamics, Inc.,
9.50% Sr. Nts., 3/15/09                                   200,000        213,500
--------------------------------------------------------------------------------
UCAR Finance, Inc.,
10.25% Sr. Nts., 2/15/12                                  300,000        317,250
--------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                   336,000        364,560
10.75% Sr. Nts., 8/1/08                                   519,000        578,685
                                                                    ------------
                                                                       9,013,801

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Abitibi-Consolidated, Inc.,
8.55% Nts., 8/1/10                                        200,000        209,500
--------------------------------------------------------------------------------
Appleton Papers, Inc.,
8.125% Sr. Nts., 6/15/11                                  300,000        294,000
--------------------------------------------------------------------------------
Buckeye Technologies, Inc.,
8.50% Sr. Nts., 10/1/13                                   100,000        102,500

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Fort James Corp.,
6.875% Sr. Nts., 9/15/07                          $       500,000   $    522,500
--------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                           914,000      1,035,105
9.375% Sr. Unsec. Nts., 2/1/13                          1,088,000      1,236,240
--------------------------------------------------------------------------------
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts., 11/15/07 1,3,4                    600,000        267,000
--------------------------------------------------------------------------------
JSG Holding plc,
11.50% Sr. Nts., 10/1/15 7,13 [EUR]                       142,728        139,042
--------------------------------------------------------------------------------
Mercer International, Inc.,
9.25% Sr. Nts., 2/15/13                                   315,000        253,575
--------------------------------------------------------------------------------
Norske Skog Canada Ltd.,
7.375% Sr. Unsec. Nts., 3/1/14                            300,000        295,500
--------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 7                           669,000        597,083
12.75% Sr. Unsec. Sub. Nts.,
Series B, 6/15/10                                         200,000        138,000
--------------------------------------------------------------------------------
Tembec Industries, Inc.,
8.50% Sr. Unsec. Nts., 2/1/11                              19,000         14,773
--------------------------------------------------------------------------------
Western Forest Products, Inc.,
15% Sec. Nts., 7/28/09 1,13                               187,000        194,480
                                                                    ------------
                                                                       5,299,298

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                          250,000        265,625
9.375% Sr. Nts., 2/1/09                                   133,000        140,149
--------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
7% Sr. Nts., 2/15/15 7                                    450,000        442,125
8.375% Sr. Sub. Nts., 1/15/14 7                           160,000        164,800
--------------------------------------------------------------------------------
Citizens Communications Co.,
6.25% Sr. Nts., 1/15/13 7                                 530,000        515,425
--------------------------------------------------------------------------------
Intelsat Bermuda Ltd.,
8.625% Sr. Nts., 1/15/15 7                                800,000        848,000
--------------------------------------------------------------------------------
Level 3 Communications, Inc.,
9.125% Sr. Unsec. Nts., 5/1/08                            700,000        584,500
--------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 2                          468,000        475,605
7.688% Sr. Unsec. Nts., 5/1/09 2                        1,350,000      1,409,063
--------------------------------------------------------------------------------
PanAmSat Holding Corp.,
0%/10.375% Sr. Unsec. Disc. Nts.,
11/1/14 12                                                225,000        155,813
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc.,
7.90% Unsec. Nts., 8/15/10                              1,019,000      1,019,000
--------------------------------------------------------------------------------
Qwest Communications
International, Inc.,
7.25% Sr. Unsec. Sub. Nts., 2/15/11 2                     300,000        291,750
--------------------------------------------------------------------------------
Qwest Corp.,
8.875% Nts., 3/15/12 2,7                                  800,000        874,000


                    23 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Qwest Services Corp.:
13.50% Sr. Sec. Sub. Nts., 12/15/10               $     2,350,000   $  2,726,000
14% Sr. Sec. Sub. Nts., 12/15/14                        1,175,000      1,430,563
--------------------------------------------------------------------------------
Teligent, Inc.,
11.50% Sr. Nts., 12/1/07 1,3,4                            500,000             --
--------------------------------------------------------------------------------
Telus Corp.,
7.50% Nts., 6/1/07                                        790,000        836,113
--------------------------------------------------------------------------------
Time Warner Telecom
Holdings, Inc.,
9.25% Sr. Nts., 2/15/14 7                                 450,000        436,500
--------------------------------------------------------------------------------
Time Warner Telecom LLC/
Time Warner Telecom, Inc.,
9.75% Sr. Nts., 7/15/08                                   150,000        151,500
--------------------------------------------------------------------------------
Time Warner Telecom, Inc.,
10.125% Sr. Unsec. Sub. Nts., 2/1/11                      450,000        452,250
--------------------------------------------------------------------------------
Valor Telecommunications
Enterprises LLC,
7.75% Sr. Nts., 2/15/15 7                                 225,000        222,188
--------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 1,3,4                            250,000             --
                                                                    ------------
                                                                      13,440,969

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.7%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                   700,000        737,625
11% Sr. Unsec. Nts., 7/31/10                               19,000         21,399
12.50% Sr. Unsec. Nts., 2/1/11                             50,000         56,750
--------------------------------------------------------------------------------
American Cellular Corp.,
10% Sr. Nts., Series B, 8/1/11                            320,000        326,400
--------------------------------------------------------------------------------
American Tower Corp.,
7.50% Sr. Nts., 5/1/12                                    400,000        429,000
--------------------------------------------------------------------------------
American Tower Escrow Corp.,
12.25% Sr. Sub. Disc. Nts., 8/1/08 8                      800,000        618,000
--------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 2                         592,000        685,240
9.75% Sr. Nts., 11/15/31 2                                500,000        653,125
--------------------------------------------------------------------------------
CellNet Data Systems, Inc.,
Sr. Unsec. Disc. Nts., 10/1/07 1,3,4                      400,000             --
--------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications
Corp.,
10.125% Sr. Nts., 6/15/13                                 914,000      1,037,390
--------------------------------------------------------------------------------
Dobson Cellular Systems, Inc.,
8.375% Sr. Sec. Nts., 11/1/11 7                           280,000        295,400
--------------------------------------------------------------------------------
Dobson Communications Corp.,
8.875% Sr. Nts., 10/1/13                                  159,000        146,280
--------------------------------------------------------------------------------
IWO Escrow Co.,
6.891% Sr. Sec. Nts., 1/15/12 2,7                         110,000        109,725
--------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., 8/1/15                                 3,378,000      3,665,085

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                           $       500,000   $    545,000
12.50% Sr. Nts., 11/15/09                                 342,000        373,208
--------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                  882,000        963,585
8% Sr. Sub. Nts., 12/15/12                                400,000        433,000
--------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                              275,000        288,750
9.625% Sr. Sub. Nts.,
Series B, 5/15/08                                         500,000        485,000
9.75% Sr. Sub. Nts., 1/15/10                              319,000        298,265
9.875% Sr. Nts., 2/1/10                                   300,000        311,250
--------------------------------------------------------------------------------
SBA Communications Corp.,
8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                     550,000        595,375
--------------------------------------------------------------------------------
SBA Telecommunications, Inc./
SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 12                      851,000        787,175
--------------------------------------------------------------------------------
Triton PCS, Inc.,
8.50% Sr. Unsec. Nts., 6/1/13                             750,000        695,625
--------------------------------------------------------------------------------
UbiquiTel Operating Co.,
9.875% Sr. Nts., 3/1/11                                   600,000        661,500
--------------------------------------------------------------------------------
US Unwired, Inc.,
10% Sr. Sec. Nts., 6/15/12                                250,000        279,375
--------------------------------------------------------------------------------
Western Wireless Corp.,
9.25% Sr. Unsec. Nts., 7/15/13                            235,000        268,781
                                                                    ------------
                                                                      15,767,308

--------------------------------------------------------------------------------
UTILITIES--1.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
AES Corp. (The),
8.75% Sr. Sec. Nts., 5/15/13 7                            700,000        785,750
--------------------------------------------------------------------------------
Caithness Coso Funding Corp.,
9.05% Sr. Sec. Nts., Series B, 12/15/09                   274,704        295,994
--------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                  232,000        218,660
8.891% Sr. Sec. Nts., 7/15/07 2,7                         728,033        626,108
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.,
7.25% Sr. Nts., Series B, 9/1/10                          200,000        222,146
--------------------------------------------------------------------------------
CITGO Trustees Cayman Ltd.,
8.50% Nts., 12/21/14 1                                    610,000        611,525
--------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                    19,000         20,093
7.75% Sr. Nts., 8/1/10                                    200,000        216,000
8.50% Sr. Nts., 4/15/11                                   250,000        280,000
9.875% Sr. Unsec. Nts., 10/15/07                          835,000        914,325
--------------------------------------------------------------------------------
FPL Energy National Wind Power:
5.608% Nts., 3/10/24 7                                    270,000        276,306
6.125% Nts., 3/25/19 7                                    160,000        155,637
--------------------------------------------------------------------------------
Funding Corp./Beaver Valley
Funding Corp.,
9% Second Lease Obligation
Bonds, 6/1/17                                             199,000        236,583


                    24 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Midwest Generation LLC,
8.75% Sr. Sec. Nts., 5/1/34                       $     1,610,000   $  1,811,250
--------------------------------------------------------------------------------
Mirant Americas Generation LLC,
7.625% Sr. Unsec. Nts., 5/1/06 3,4                        200,000        232,500
--------------------------------------------------------------------------------
MSW Energy Holdings II LLC/
MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                    350,000        360,500
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/
MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                               200,000        212,500
--------------------------------------------------------------------------------
NRG Energy, Inc.,
8% Sr. Sec. Nts., 12/15/13 7                            1,060,000      1,123,600
--------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                              669,000        732,555
9.50% Sr. Sec. Nts., 7/15/13                              900,000      1,003,500
--------------------------------------------------------------------------------
Teco Energy, Inc.,
7.20% Unsec. Unsub. Nts., 5/1/11                          958,000      1,044,220
--------------------------------------------------------------------------------
Texas Genco LLC,
6.875% Sr. Nts., 12/15/14 7                             1,291,000      1,365,233
--------------------------------------------------------------------------------
TXU Corp.,
5.55% Nts., 11/15/14 7                                    400,000        389,942
                                                                    ------------
                                                                      13,134,927

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc.,
7.125% Sr. Nts., 5/15/08                                  150,000        153,463
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
AES Red Oak LLC,
8.54% Sr. Sec. Bonds,
Series A, 11/30/19 1                                      560,818        628,116
--------------------------------------------------------------------------------
Calpine Canada Energy Finance
ULC, 8.50% Sr. Unsec. Nts., 5/1/08                      1,150,000        833,750
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                     121,000        120,093
8.75% Sr. Nts., 2/15/12                                   292,000        319,740
10.125% Sr. Sec. Nts., 7/15/13 7                          800,000        908,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC,
8.625% Sec. Pass-Through
Certificates, Series A, 6/30/12                           461,023        479,752
--------------------------------------------------------------------------------
NorthWestern Corp.,
5.875% Sr. Sec. Nts., 11/1/14 7                            90,000         92,700
                                                                    ------------
                                                                       3,382,151
                                                                    ------------
Total Corporate Bonds and
Notes (Cost $238,256,978)                                            242,127,363

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
--------------------------------------------------------------------------------
AmeriKing, Inc.,
13% Cum. Sr. Exchangeable,
Non-Vtg. 1,4                                                4,253   $         --
--------------------------------------------------------------------------------
Doane Pet Care Co.,
14.25% Jr. Sub. Exchange Debs.,
Non-Vtg. 1,4                                                5,000        401,250
--------------------------------------------------------------------------------
Dobson Communications Corp.,
6% Cv., Series F (converts into
Dobson Communications Corp.,
Cl. A common stock), Non-Vtg. 7                               550         69,025
--------------------------------------------------------------------------------
e.spire Communications, Inc.,
12.75% Jr. Redeemable, Non-Vtg. 1,4                           216             22
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc.,
11.75% Cum. Exchangeable,
Series B, Non-Vtg. 1,4                                      5,000          6,250
--------------------------------------------------------------------------------
ICG Holdings, Inc.,
14.25% Exchangeable, Non-Vtg. 1,4                             151             --
--------------------------------------------------------------------------------
Paxson Communications Corp.,
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 1,13                                                  47        303,268
--------------------------------------------------------------------------------
Pennsylvania Real Estate
Investment Trust, 11%                                       2,000        118,000
--------------------------------------------------------------------------------
PTV, Inc.,
10% Cum., Series A, Non-Vtg.                                     7            14
--------------------------------------------------------------------------------
Rural Cellular Corp.,
11.375% Cum., Series B, Non-Vtg. 1,4                          273        251,843
--------------------------------------------------------------------------------
Sovereign Real Estate Investment
Trust, 12% Non-Cum., Series A 1                             4,600        668,150
                                                                    ------------
Total Preferred Stocks (Cost $2,137,651)                               1,817,822

--------------------------------------------------------------------------------
COMMON STOCKS--2.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                    4,000        179,400
--------------------------------------------------------------------------------
Aetna, Inc.                                                 2,200        182,204
--------------------------------------------------------------------------------
Allstate Corp.                                              3,000        179,250
--------------------------------------------------------------------------------
Amerada Hess Corp.                                          1,800        191,718
--------------------------------------------------------------------------------
American Electric Power Co., Inc.                           4,900        180,663
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                    2,310        189,767
--------------------------------------------------------------------------------
Apache Corp.                                                2,900        187,340
--------------------------------------------------------------------------------
Apple Computer, Inc. 4                                      4,500        165,645
--------------------------------------------------------------------------------
Arcelor                                                     8,630        168,427
--------------------------------------------------------------------------------
Arriva plc                                                 17,790        173,715
--------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                       16,000        167,629
--------------------------------------------------------------------------------
Ashland, Inc.                                               2,500        179,675
--------------------------------------------------------------------------------
Axa SA                                                      7,060        175,579
--------------------------------------------------------------------------------
BASF AG                                                     2,588        171,533
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                               1,800        187,092
--------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                 6,273         68,689
--------------------------------------------------------------------------------
BNP Paribas SA                                              2,560        175,026


                    25 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
British American Tobacco plc                                9,070   $    174,857
--------------------------------------------------------------------------------
Broadwing Corp.                                               738          3,410
--------------------------------------------------------------------------------
Capcom Co. Ltd.                                            18,200        172,135
--------------------------------------------------------------------------------
Cebridge Connections
Holding LLC 1,4                                               529             --
--------------------------------------------------------------------------------
Centex Corp.                                                2,600        183,742
--------------------------------------------------------------------------------
Charles River Laboratories
International, Inc. 4                                       2,660        128,345
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                        91          2,075
--------------------------------------------------------------------------------
Chevron Corp.                                               3,200        178,944
--------------------------------------------------------------------------------
Chubb Corp.                                                 2,100        179,781
--------------------------------------------------------------------------------
CIGNA Corp.                                                 1,800        192,654
--------------------------------------------------------------------------------
Citigroup, Inc.                                                55          2,543
--------------------------------------------------------------------------------
CMS Energy Corp. 4                                         12,700        191,262
--------------------------------------------------------------------------------
ConocoPhillips                                              3,200        183,968
--------------------------------------------------------------------------------
Conseco, Inc. 4                                            13,986        305,175
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                            3,300        190,377
--------------------------------------------------------------------------------
Continental AG                                              2,425        174,360
--------------------------------------------------------------------------------
Countrywide Financial Corp.                                 4,600        177,606
--------------------------------------------------------------------------------
Covad Communications
Group, Inc. 4                                              16,528         23,139
--------------------------------------------------------------------------------
Criimi MAE, Inc. 4                                         62,047      1,355,727
--------------------------------------------------------------------------------
CSX Corp.                                                   4,100        174,906
--------------------------------------------------------------------------------
Cummins, Inc.                                               2,400        179,064
--------------------------------------------------------------------------------
DaimlerChrysler AG                                          4,204        170,378
--------------------------------------------------------------------------------
Deutsche Telekom AG                                         9,257        171,397
--------------------------------------------------------------------------------
Devon Energy Corp.                                          3,700        187,516
--------------------------------------------------------------------------------
Dobson Communications Corp.,
Cl. A 4                                                    24,300        103,518
--------------------------------------------------------------------------------
Douglas Holding AG                                          5,068        183,685
--------------------------------------------------------------------------------
E.ON AG                                                     1,980        175,785
--------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                             16,700        742,649
--------------------------------------------------------------------------------
EOG Resources, Inc.                                         3,400        193,120
--------------------------------------------------------------------------------
Equinix, Inc. 4                                             1,887         81,783
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                           2,600        190,528
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                          24,200        713,174
--------------------------------------------------------------------------------
Ford Motor Co.                                             17,600        180,224
--------------------------------------------------------------------------------
Friends Provident plc                                      54,250        176,903
--------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares 1,4,14                                210             --
--------------------------------------------------------------------------------
Globix Corp. 4                                              6,880         16,994
--------------------------------------------------------------------------------
Hartford Financial Services
Group, Inc. (The)                                           2,300        171,994
--------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                           6,667             --
--------------------------------------------------------------------------------
Humana, Inc. 4                                              4,600        182,804
--------------------------------------------------------------------------------
Huntsman Corp. 4                                            5,871        113,055

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. 4                                             6,016   $     25,267
--------------------------------------------------------------------------------
iPCS, Inc. 4                                                8,548        277,810
--------------------------------------------------------------------------------
Ishikawajima-Harima Heavy
Industries Co. Ltd. 4                                     121,000        174,793
--------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                             21        178,361
--------------------------------------------------------------------------------
Japan Retail Fund Investment Corp.                             21        180,065
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                       34,000        166,153
--------------------------------------------------------------------------------
KB Home                                                     2,600        198,198
--------------------------------------------------------------------------------
Kelda Group plc                                            14,700        183,971
--------------------------------------------------------------------------------
Klepierre                                                   1,830        174,620
--------------------------------------------------------------------------------
Komori Corp.                                               11,000        166,324
--------------------------------------------------------------------------------
Kubota Corp.                                               30,000        163,750
--------------------------------------------------------------------------------
Kyushu Electric Power Co.                                   8,200        178,181
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                         1,714         47,564
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                              1,900        188,632
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 4                            3,368        157,185
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                       20,900        177,122
--------------------------------------------------------------------------------
Loews Corp.                                                 2,300        178,250
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                     7,000        172,060
--------------------------------------------------------------------------------
MAN AG                                                      3,819        158,321
--------------------------------------------------------------------------------
Marathon Oil Corp.                                          3,500        186,795
--------------------------------------------------------------------------------
MBIA, Inc.                                                  3,100        183,861
--------------------------------------------------------------------------------
MCI, Inc.                                                   1,629         41,882
--------------------------------------------------------------------------------
MetLife, Inc.                                               4,000        179,760
--------------------------------------------------------------------------------
Novell, Inc. 4                                             27,500        170,500
--------------------------------------------------------------------------------
NSK Ltd.                                                   36,000        184,690
--------------------------------------------------------------------------------
NTL, Inc. 4                                                 7,842        536,550
--------------------------------------------------------------------------------
Nucor Corp.                                                 3,200        145,984
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                  2,300        176,939
--------------------------------------------------------------------------------
OKI Electric Industry Co. 4                                50,000        175,246
--------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                      745          7,376
--------------------------------------------------------------------------------
Peninsular & Oriental Steam
Navigation Co.                                             30,510        173,424
--------------------------------------------------------------------------------
Persimmon plc                                              12,660        177,153
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                          1,900        175,750
--------------------------------------------------------------------------------
Pilkington plc                                             81,780        174,860
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                        7,312        160,791
--------------------------------------------------------------------------------
Prandium, Inc. 1,4                                         24,165            145
--------------------------------------------------------------------------------
Premier Holdings Ltd. 1,4                                  18,514             --
--------------------------------------------------------------------------------
Prudential Financial, Inc.                                  2,800        183,848
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                           2,310        194,618
--------------------------------------------------------------------------------
Rowan Cos., Inc.                                            6,170        183,311
--------------------------------------------------------------------------------
RWE AG                                                      2,812        180,802
--------------------------------------------------------------------------------
Safeco Corp.                                                3,200        173,888


                    26 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
Schroders plc                                              12,210   $    165,606
--------------------------------------------------------------------------------
Scottish & Southern Energy plc                              9,640        174,304
--------------------------------------------------------------------------------
ScottishPower plc                                          20,420        180,906
--------------------------------------------------------------------------------
Sears Holdings Corp. 4                                      1,100        164,857
--------------------------------------------------------------------------------
Sempra Energy                                               4,400        181,764
--------------------------------------------------------------------------------
Severn Trent plc                                            9,360        170,554
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                     1,750        177,264
--------------------------------------------------------------------------------
Star Gas Partners LP                                          187            533
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,4                                  716         26,492
--------------------------------------------------------------------------------
Suez SA                                                     6,400        173,098
--------------------------------------------------------------------------------
Sumitomo Metal Industries 4                               102,000        172,773
--------------------------------------------------------------------------------
Sunoco, Inc.                                                1,600        181,888
--------------------------------------------------------------------------------
T&D Holdings, Inc.                                          3,550        166,056
--------------------------------------------------------------------------------
Tate & Lyle plc                                            19,990        170,842
--------------------------------------------------------------------------------
Taylor Woodrow plc                                         30,630        184,741
--------------------------------------------------------------------------------
Telewest Global, Inc. 4                                    31,828        725,042
--------------------------------------------------------------------------------
Telus Corp.                                                   269          9,149
--------------------------------------------------------------------------------
ThyssenKrupp AG                                             9,349        162,045
--------------------------------------------------------------------------------
Tokyo Electric Power Corp. 4                                7,300        174,092
--------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                   16,000        173,113
--------------------------------------------------------------------------------
Toys R Us, Inc. 4                                           6,600        174,768
--------------------------------------------------------------------------------
TUI AG                                                      6,926        171,016
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,4                                    1,000          5,500
--------------------------------------------------------------------------------
Unibail                                                     1,350        173,337
--------------------------------------------------------------------------------
United States Steel Corp.                                   4,400        151,228
--------------------------------------------------------------------------------
United Utilities plc                                       13,960        165,080
--------------------------------------------------------------------------------
Unocal Corp.                                                3,000        195,150
--------------------------------------------------------------------------------
UnumProvident Corp.                                         9,700        177,704
--------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                          23,300        735,581
--------------------------------------------------------------------------------
Valeo SA                                                    4,010        179,478
--------------------------------------------------------------------------------
Valero Energy Corp.                                         2,400        189,864
--------------------------------------------------------------------------------
Veolia Environnement SA                                     4,560        170,710
--------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,4                           2,251            642
--------------------------------------------------------------------------------
Vinci SA                                                    2,300        191,495
--------------------------------------------------------------------------------
Western Forest Products, Inc. 4                            38,252        128,787
--------------------------------------------------------------------------------
WRC Media Corp. 1,4                                         1,082             22
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                      2,300        171,177
--------------------------------------------------------------------------------
XO Communications, Inc. 4                                   1,100          2,926
                                                                    ------------
Total Common Stocks (Cost $21,570,158)                                24,287,313

                                                                           VALUE
                                                            UNITS     SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
American Tower Corp. Wts.,
Exp. 8/1/08 4,7                                               800   $    237,088
--------------------------------------------------------------------------------
ASAT Finance LLC Wts.,
Exp. 11/1/06 1,4                                              250             --
--------------------------------------------------------------------------------
COLO.com, Inc. Wts.,
Exp. 3/15/10 1,4                                              400             --
--------------------------------------------------------------------------------
Concentric Network Corp.
Wts., Exp. 12/15/07 1,4                                       100             --
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts.,
Exp. 9/27/09 1,4                                              530              5
--------------------------------------------------------------------------------
ICG Communications, Inc.
Wts., Exp. 9/15/05 1,4                                        825             --
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                            1,509             60
Exp. 5/16/06 1,4                                                2             --
--------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts.,
Exp. 1/31/08 1,4                                            2,135             --
--------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 4,7                          270             --
--------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,4                             300             --
--------------------------------------------------------------------------------
Long Distance International,
Inc. Wts.,
Exp. 4/13/08 4,7                                              200             --
--------------------------------------------------------------------------------
Loral Space & Communications
Ltd. Wts.,
Exp. 1/15/07 1,4                                              150             --
--------------------------------------------------------------------------------
Ntelos, Inc. Wts.,
Exp. 8/15/10 1,4                                              450             --
--------------------------------------------------------------------------------
Orion Network Systems, Inc. Rts.,
Exp. 7/8/05 4                                                 116             --
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 4                                              5,710          2,113
--------------------------------------------------------------------------------
PLD Telekom, Inc. Wts.,
Exp. 6/1/06 1,4                                               300              3
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 1,4                                           1,165          2,447
--------------------------------------------------------------------------------
Venezuela (Republic of) Oil
Linked Payment Obligation Wts.,
Exp. 4/15/20 1,4                                            2,300         55,200
--------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts.,
Exp. 4/15/08 4                                                175            126
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. A
Wts., Exp. 1/16/10 4                                        2,204            771
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. B
Wts., Exp. 1/16/10 4                                        1,653            430
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. C
Wts., Exp. 1/16/10 4                                        1,653            347
                                                                    ------------
Total Rights, Warrants and
Certificates (Cost $36,086)                                              298,590


                    27 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES--11.0%
--------------------------------------------------------------------------------
Aon Capital Markets/Helix 04
Ltd. Catastrophe Linked Nts.,
8.89%, 6/30/09 2                                  $       600,000   $    602,508
--------------------------------------------------------------------------------
Arbor I Ltd. Catastrophe
Linked Nts.:
18.91%, 6/15/06 2,7                                       100,000        102,634
Series IV, 17.41%, 3/16/06 2                              250,000        251,451
--------------------------------------------------------------------------------
Cascadia Ltd.,
6.485% Nts., 6/13/08 1,2                                  500,000        500,000
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
Brazil (Federal Republic of)
Credit Linked Nts.,
17.37%, 7/3/07 [BRR]                                    4,660,000      1,450,681
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
10%, 1/5/10 [BRR]                                       2,927,000      1,082,871
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
10%, 1/5/10 [BRR]                                       4,619,000      1,708,842
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
18.41%, 10/4/05 [BRR]                                   2,230,000        912,479
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
18.80%, 1/3/08 [BRR]                                    1,948,615        564,468
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
19.85%, 1/2/09 [BRR]                                    2,231,957        560,576
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
20.40%, 1/5/10 [BRR]                                    2,480,096        543,751
Colombia (Republic of) Credit
Linked Nts., Series II,
15%, 4/27/12 [COP]                                    552,359,546        291,678
Colombia (Republic of) Unsec.
Credit Linked Nts.,
15%, 3/15/07 [COP]                                  3,860,150,000      1,922,056
Colombia (Republic of) Unsec.
Credit Linked Nts.,
15%, 4/27/12 [COP]                                  1,800,000,000        950,503
Colombia (Republic of) Unsec.
Credit Linked Nts.,
15%, 4/27/12 [COP]                                  1,200,000,000        633,669
Colombia (Republic of) Unsec.
Credit Linked Nts.,
15%, 4/27/12 [COP]                                  1,034,000,000        546,011
Colombia (Republic of) Unsec.
Credit Linked Nts.,
15%, 4/27/12 [COP]                                    927,000,000        489,509
Dominican Republic Credit
Linked Nts.,
15.93%, 5/2/06 [DOP]                                   19,490,000        608,968

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc: Continued
Dominican Republic Credit
Linked Nts.,
19.69%, 3/31/06 8 [DOP]                                17,740,000   $    561,397
Dominican Republic Credit
Linked Nts.,
22.97%, 3/10/06 [DOP]                                  22,703,730        725,414
Dominican Republic Treasury
Bills Unsec. Credit Linked Nts.,
16.50%, 4/24/06 8 [DOP]                                 6,560,000        205,630
Dominican Republic Unsec.
Credit Linked Nts.,
14.86%, 5/15/06 [DOP]                                  16,070,000        498,867
Dominican Republic Unsec.
Credit Linked Nts.,
23.60%, 3/3/06 [DOP]                                   42,662,900      1,367,440
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8%, 10/28/05 [EGP]                                      3,970,000        667,536
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.407%, 2/9/06 [EGP]                                    5,773,000        947,081
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.75%, 8/25/05 [EGP]                                    2,960,000        505,097
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.90%, 1/12/06 [EGP]                                    4,530,000        748,185
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.90%, 12/29/05 [EGP]                                   1,380,000        228,644
Ukraine Hryvnia Unsec. Credit
Linked Nts.,
11.94%, 1/4/10 [UAH]                                      880,000        208,333
--------------------------------------------------------------------------------
Credit Suisse First Boston
Corp. (Cayman):
Russia (Government of)
Credit Linked Bonds, Series 24,
15%, 9/2/05 [RUR]                                      22,279,000        805,024
Turkey (Republic of) Credit
Linked Nts., Series EMG
7, 15%, 2/10/10 [TRY]                                   3,014,000      2,430,682
--------------------------------------------------------------------------------
Credit Suisse First
Boston International:
OAO Gazprom Credit Linked Nts.,
8.11%, 1/21/07 [RUR]                                   28,065,000      1,033,200
South African Rand Interest
Bearing Linked Nts.,
Series FBi 43,
2.425%, 5/23/22                                           825,000        803,468
Ukraine (Republic of)
Credit Linked Nts.,
Series EMG
13, 11.94%, 12/30/09 [UAH]                              2,195,000        519,483


                    28 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(Nassau Branch),
Turkey (Republic of)
Credit Linked Nts.,
20%, 10/18/07                                     $       352,000   $    391,639
(Nassau Branch),
Turkey (Republic of)
Credit Linked Nts.,
Series EM 868,
27.50%, 8/25/05                                         2,125,000      2,082,033
(Nassau Branch),
Turkey (Republic of)
Credit Linked Nts.,
Series EM 872,
22.88%, 10/20/05 2                                        396,000        426,067
(Nassau Branch),
Turkey (Republic of)
Credit Linked Nts.,
Series EM 880,
20%, 10/18/07                                           1,190,000      1,465,699
(Nassau Branch),
Turkey (Republic of)
Credit Linked Nts.,
Series EMG 19,
18%, 7/5/06 [TRY]                                       1,440,000        929,187
(Nassau Branch),
Turkey (Republic of)
Credit Linked Nts.,
Series EMG 4,
18.70%, 7/6/06 [TRY]                                    1,909,191      1,231,941
(Nassau Branch),
Turkey (Republic of)
Credit Linked Nts.,
Series NAS 316,
18.641%, 2/23/06                                          607,000        563,527
(Nassau Branch),
Ukraine (Republic of)
Credit Linked Nts.,
Series EMG 11,
11.94%, 12/30/09 [UAH]                                    661,000        156,436
(Nassau Branch),
Ukraine (Republic of)
Credit Linked Nts.,
Series NPC
12, 11.94%, 12/30/09 [UAH]                              4,170,000        986,899
--------------------------------------------------------------------------------
Deutsche Bank AG:
Brazil Real Credit Linked Nts.,
9.638%, 3/3/10 [BRR]                                    4,580,760      1,133,657
Egypt (The Arab Republic of)
Unsec. Treasury Bills Total
Return Linked Nts.,
9.85%, 3/9/06 [EGP]                                     2,120,000        342,678
European Investment Bank,
Russian Federation Credit
Linked Nts.,
6.232%, 1/19/10                                           705,000        552,368

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Indonesia (Republic of)
Credit Linked Nts.,
14.25%, 6/22/13 1                                 $       942,000   $  1,088,858
Indonesia (Republic of)
Credit Linked Nts.,
9.50%, 6/22/15                                            820,000        730,538
Indonesia (Republic of)
Credit Linked Nts., Series II,
14.25%, 6/22/13 1                                         938,000      1,084,234
Indonesia (Republic of)
Credit Linked Nts., Series III,
14.25%, 6/15/13                                           873,600      1,009,794
Moscow (City of)
Credit Linked Nts.,
10%, 3/30/10 [RUR]                                     22,742,000        846,848
Moscow (City of)
Credit Linked Nts.,
15%, 9/2/05 [RUR]                                      30,255,000      1,086,348
Nigeria (Federal Republic of)
Treasury Bills Total Return
Linked Nts.,
13%, 8/17/05 1 [NGN]                                   64,290,000        455,870
OAO Gazprom I Credit Nts.,
7.339%, 10/20/07                                          790,000        853,216
OAO Gazprom II Credit Nts.,
7..089%, 4/20/07                                          790,000        840,364
Philippines (Republic of)
Credit Linked Nts.,
12%, 1/20/09 1 [PHP]                                   23,740,000        443,755
Philippines (Republic of)
Credit Linked Nts.,
12.375%, 11/1/09 1 [PHP]                               46,230,000        869,760
Philippines (Republic of)
Credit Linked Nts.,
12.375%, 3/1/15 1 [PHP]                                 8,110,000        150,261
Romania (The State of)
Credit Linked Nts.,
11.49%, 12/7/06 [ROL]                               7,886,400,000        290,232
Russian Federation Credit
Linked Nts.,
8.33%, 12/2/09 [RUR]                                   19,221,000        682,973
Ukraine (Republic of) Credit
Linked Nts.,
11.70%, 5/31/06 [UAH]                                   1,727,000        365,073
Ukraine (Republic of)
Credit Linked Nts.,
11.94%, 12/30/09 [UAH]                                    269,000         61,769
Ukraine (Republic of)
Credit Linked Nts.,
11.94%, 12/30/09 [UAH]                                    955,000        219,293
Ukraine (Republic of)
Credit Linked Nts., 7.69%, 8/5/11                       4,070,000      4,508,746
Videocon International Ltd.
Credit Linked Nts.,
5.34%, 12/29/09 1                                       1,630,000      1,628,370


                    29 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Dow Jones CDX High Yield Index
Pass-Through Certificates,
Series 4-T1,
8.25%, 6/29/10 7,15                               $    22,546,000   $ 22,658,730
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)/
Residential Reinsurance Ltd.
Catastrophe Linked Nts.,
Series B, 11.77%, 6/6/08 1,2                              800,000        800,000
--------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic
of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 1 [UAH]                                4,689,000      1,105,617
--------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of)
Credit Linked Nts.,
12.08%, 1/2/15 8 [BRR]                                  3,693,700        472,919
Brazil (Federal Republic of)
Credit Linked Nts.,
12.68%, 6/1/13 8 [BRR]                                  5,490,000        830,512
Brazil (Federal Republic of)
Credit Linked Nts.,
15.33%, 1/2/15 8 [BRR]                                 10,948,600      1,401,794
Brazil (Federal Republic of)
Credit Linked Nts., Series II,
13.55%, 1/2/15 8 [BRR]                                  8,035,000      1,028,754
Swaziland (Kingdom of)
Credit Linked Nts.,
7.25%, 6/20/10 1                                        1,120,000      1,128,193
--------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of)
Treasury Bills Total Return
Linked Nts.,
7.90%, 2/8/10 [ROL]                                 8,214,000,000        291,067
Turkey (Republic of) Treasury
Bills Total Return Linked Nts.,
20%, 10/17/07                                           1,260,000      1,535,310
Turkey (Republic of) Treasury
Bills Total Return Linked Nts.,
24.204%, 8/25/05                                        1,165,000      1,125,041
--------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
Romania (The State of)
Treasury Bills Total Return
Linked Nts.,
6.50%, 3/8/10 [ROL]                                22,283,000,000        741,733
Romania (The State of)
Treasury Bills Total Return
Linked Nts.,
6.75%, 3/10/08 [ROL]                               26,000,000,000        869,725
Romania (The State of)
Treasury Bills Total Return
Linked Nts.,
7.25%, 4/18/10 [ROL]                                2,130,000,000         72,549
Romania (The State of)
Treasury Bills Total Return
Linked Nts.,
7.50%, 3/5/07 [ROL]                                 3,540,000,000        120,733

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.: Continued
Romania (The State of)
Treasury Bills Total Return
Linked Nts.,
7.75%, 4/18/08 [ROL]                                1,990,000,000   $     67,844
Romania (The State of)
Treasury Bills Total Return
Linked Nts.,
7.75%, 4/18/08 [ROL]                                5,120,000,000        174,553
Romania (The State of)
Treasury Bills Total Return
Linked Nts.,
7.90%, 2/11/08 [ROL]                               18,851,000,000        654,357
--------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
Brazil Sr. Sub. Linked Nts.,
15.45%, 1/2/14 [BRR]                                    3,400,000      1,466,510
Venezuela (Republic of)
Credit Linked Nts.,
7.382%, 5/20/10                                         1,900,000      1,952,250
--------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./
Foundation RE Ltd. Catastrophe
Linked Nts.,
7.37%, 11/24/08 2,7                                       500,000        500,213
--------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./
Oak Capital Ltd. Catastrophe
Linked Nts., 8.16%, 6/15/07 2,7                           250,000        256,037
--------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./
Pioneer 2002 Ltd. Sec.
Catastrophe Linked Nts.:
Series 2002, Cl. A-A,
9.41%, 6/15/06 2,7                                        250,000        251,693
Series 2002-1, Cl. E-A,
7.66%, 6/15/06 2                                          500,000        503,956
Series 2003-I, Cl. C-A,
9.41%, 6/15/06 2                                          500,000        507,725
Series 2003-II, Cl. A-A,
9.41%, 6/15/06 2,7                                        500,000        503,123
Series 2003-II, Cl. B-A,
8.41%, 6/15/06 2,7                                        500,000        507,068
Series 2003-II, Cl. C-A,
9.16%, 6/15/06 2,7                                        500,000        506,494
--------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./
Redwood Capital V Catastrophe
Linked Nts.,
7.28%, 1/9/07 1,2                                         750,000        751,575
--------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts.,
7.50%, 4/5/14 [ILS]                                     4,792,700      1,158,156
OAO Gazprom III Credit Nts.,
5.928%, 7/5/06                                          1,980,000      2,086,349
                                                                    ------------
Total Structured Notes (Cost $95,542,611)                             99,487,149


                    30 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                                          VALUE
                                    DATE     STRIKE    CONTRACTS     SEE NOTE 1
--------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------
Israeli Shekel
Call 4                           9/27/05    4.46ILS   14,050,000   $      6,913
--------------------------------------------------------------------------------
Mexican Neuvo
Peso Call 4                      9/26/05   10.70MXN   23,400,000          9,641
                                                                   -------------
Total Options Purchased (Cost $24,089)                                   16,554

--------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------
Brazilian Real
Call 1,4                         10/3/05   16.50BRR    4,670,000         18,012
--------------------------------------------------------------------------------
Mexican Neuvo
Peso Call: 4                     8/19/05   10.07MXN   22,855,000         32,600
                                  9/1/05   10.35MXN    4,640,000         10,362
                                                                   -------------
Total Swaptions Purchased (Cost $51,281)                                 60,974

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.8%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $7,169,842)                          $  7,169,842        7,169,842

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--12.9% 16
--------------------------------------------------------------------------------
Undivided interest of 9.48% in joint repurchase
agreement (Principal Amount/Value
$1,234,399,000, with a maturity value of
$1,234,508,724) with UBS Warburg LLC, 3.20%,
dated 6/30/05, to be repurchased at
$116,985,398 on 7/1/05, collateralized by
Federal Home Loan Mortgage Corp., 5.50%,
2/1/35, with a value of $1,260,871,334
(Cost $116,975,000)                                116,975,000      116,975,000
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from Securities
Loaned) (Cost $937,584,450)                                         952,695,525

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.2%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided interest of 0.05% in joint repurchase
agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,386,667) with Nomura Securities, 3.48%,
dated 6/30/05, to be repurchased at $2,056,225
on 7/1/05, collateralized by U.S. Agency
Mortgages, 0.00%--5.959%, 1/15/18--4/1/42,
with a value of $4,160,000,001 17
(Cost $2,056,026)                                 $  2,056,026     $  2,056,026
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $939,640,476)                                      105.2%     954,751,551
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                           (5.2)     (47,240,483)
                                                  ------------------------------
NET ASSETS                                               100.0%    $907,511,068
                                                  ==============================


                    31 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

ARP    Argentine Peso                 MXN    Mexican Nuevo Peso
AUD    Australian Dollar              MYR    Malaysian Ringgit
BRR    Brazilian Real                 NGN    Nigeria Naira
CAD    Canadian Dollar                NZD    New Zealand Dollar
COP    Colombian Peso                 PEN    Peruvian New Sol
DEM    German Mark                    PHP    Philippines Peso
DOP    Dominican Republic Peso        PLZ    Polish Zloty
EGP    Egyptian Pounds                ROL    Romanian Leu
EUR    Euro                           RUR    Russian Ruble
FRF    French Franc                   SEK    Swedish Krona
GBP    British Pound Sterling         TRY    New Turkish Lira
ILS    Israeli Shekel                 UAH    Ukraine Hryvnia
JPY    Japanese Yen                   ZAR    South African Rand

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $31,764,336, which represents 3.50% of the Fund's net assets, of which $145 is considered restricted. In addition, the Fund held restricted currency with a value of $82,056, which represents 0.01% of the Fund's net assets. See Note 13 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Non-income producing security.

5. When-issued security or forward commitment to be delivered and settled after June 30, 2005. See Note 1 of Notes to Financial Statements.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,637,883 or 0.40% of the Fund's net assets as of June 30, 2005.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $67,964,978 or 7.49% of the Fund's net assets as of June 30, 2005.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Partial or fully-loaned security--See Note 14 of Notes to Financial
Statements.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $2,541,173. See Note 6 of Notes to Financial Statements.

11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

13. Interest or dividend is paid-in-kind.

14. Received as the result of issuer reorganization.

15. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

16. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks. See Note 1 of Notes to Financial Statements.

17. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 14 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    32 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments, at value (including cost and market value of $116,975,000 in repurchase agreements)
(including securities loaned of $31,782,663) (cost $939,640,476)--see accompanying statement of investments     $   954,751,551
--------------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                                     30,363,500
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                                 6,533,170
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                                             4,211,972
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $22,211,267 sold on a when-issued basis or forward commitment)                           27,054,507
Interest, dividends and principal paydowns                                                                           10,842,588
Shares of beneficial interest sold                                                                                    8,152,397
Futures margins                                                                                                         170,520
Other                                                                                                                    15,199
                                                                                                                ----------------
Total assets                                                                                                      1,042,095,404

--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $39,924)                                                                  80,373
--------------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                           32,419,526
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                                 2,185,102
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                             1,964,845
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $84,785,181 purchased on a when-issued basis or forward commitment)                 96,491,615
Closed foreign currency contracts                                                                                       767,924
Shares of beneficial interest redeemed                                                                                  378,464
Distribution and service plan fees                                                                                      209,371
Shareholder communications                                                                                               35,638
Trustees' compensation                                                                                                   17,066
Transfer and shareholder servicing agent fees                                                                             1,761
Other                                                                                                                    32,651
                                                                                                                ----------------
Total liabilities                                                                                                   134,584,336

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $   907,511,068
                                                                                                                ================
--------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                      $       178,222
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                          874,247,997
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                    18,871,875
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                       (7,469,319)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                                    21,682,293
                                                                                                                ----------------
NET ASSETS                                                                                                      $   907,511,068
                                                                                                                ================

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $512,718,706 and 101,417,554 shares of beneficial interest outstanding)                           $5.06
--------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $394,792,362 and 76,804,500 shares of beneficial interest outstanding)                            $5.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    33 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Interest                                                                    $ 22,570,014
-----------------------------------------------------------------------------------------
Fee income                                                                       636,932
-----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $21,836)                          319,875
-----------------------------------------------------------------------------------------
Portfolio lending fees                                                            14,464
                                                                            -------------
Total investment income                                                       23,541,285

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                                3,031,287
-----------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                               373,418
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                 5,194
Service shares                                                                     5,113
-----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                26,155
Service shares                                                                    13,575
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       86,402
-----------------------------------------------------------------------------------------
Trustees' compensation                                                             9,891
-----------------------------------------------------------------------------------------
Other                                                                             32,789
                                                                            -------------
Total expenses                                                                 3,583,824
Less reduction to custodian expenses                                             (53,006)
                                                                            -------------
Net expenses                                                                   3,530,818

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         20,010,467

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                    7,738,553
Closing and expiration of option contracts written                                 8,952
Closing and expiration of swaption contracts                                    (274,157)
Closing of futures contracts                                                   1,056,963
Foreign currency transactions                                                 10,354,199
Swap contracts                                                                (1,854,408)
                                                                            -------------
Net realized gain                                                             17,030,102
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   (6,340,317)
Translation of assets and liabilities denominated in foreign currencies      (21,496,422)
Futures contracts                                                                411,039
Option contracts                                                                  12,121
Swaption contracts                                                               (64,042)
Swap contracts                                                                 3,705,630
                                                                            -------------
Net change in unrealized appreciation                                        (23,771,991)

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 13,268,578
                                                                            =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    34 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS               YEAR
                                                                                                   ENDED              ENDED
                                                                                           JUNE 30, 2005       DECEMBER 31,
                                                                                             (UNAUDITED)               2004
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $  20,010,467      $  32,017,472
----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                             17,030,102          7,611,909
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                         (23,771,991)        25,007,424
                                                                                           ---------------------------------
Net increase in net assets resulting from operations                                          13,268,578         64,636,805

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                           (28,059,108)       (29,467,620)
Service shares                                                                               (12,131,395)        (5,049,740)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                           (81,519,196)        23,501,705
Service shares                                                                               158,331,883        152,771,336

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                49,890,762        206,392,486
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          857,620,306        651,227,820
                                                                                           ---------------------------------
End of period (including accumulated net investment
income of $18,871,875 and $39,051,911, respectively)                                       $ 907,511,068      $ 857,620,306
                                                                                           =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    35 | OPPENHEIMER STRATEGIC BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                               YEAR
                                                         ENDED                                                              ENDED
                                                 JUNE 30, 2005                                                       DECEMBER 31,
NON-SERVICE SHARES                                 (UNAUDITED)         2004         2003         2002         2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   5.21     $   5.05     $   4.57     $   4.62     $   4.69       $   4.97
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .13 1        .22 1        .22          .29          .41            .41
Net realized and unrealized gain (loss)                   (.05)         .20          .56          .03         (.19)          (.28)
                                                      -----------------------------------------------------------------------------
Total from investment operations                           .08          .42          .78          .32          .22            .13
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.23)        (.26)        (.30)        (.37)        (.29)          (.41)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   5.06     $   5.21     $   5.05     $   4.57     $   4.62       $   4.69
                                                      =============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        1.66%        8.67%       18.07%        7.44%        4.85%          2.63%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $512,719     $614,915     $571,445     $406,126     $351,686       $304,562
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $577,032     $584,878     $472,213     $374,519     $330,711       $289,923
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     5.04%        4.50%        5.61%        6.89%        8.78%          9.23%
Total expenses                                            0.74%        0.74%        0.75%        0.79%        0.79%          0.79%
Expenses after payments and waivers and
reduction to custodian expenses                            N/A 4        N/A 4        N/A 4       0.78%         N/A 4          N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     47% 5        88% 5       117%          65%         104%           104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS        SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2005             $481,080,968             $473,429,566
Year Ended December 31, 2004                959,649,113              973,488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    36 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                    SIX MONTHS                                                          YEAR
                                                         ENDED                                                         ENDED
                                                 JUNE 30, 2005                                                  DECEMBER 31,
SERVICE SHARES                                     (UNAUDITED)           2004           2003           2002           2001 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   5.29       $   5.13       $   4.67       $   4.73         $   4.64
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .09 2          .19 2          .27            .03              .15
Net realized and unrealized gain (loss)                   (.01)           .22            .49            .28             (.06)
                                                      ------------------------------------------------------------------------
Total from investment operations                           .08            .41            .76            .31              .09
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.23)          (.25)          (.30)          (.37)              --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   5.14       $   5.29       $   5.13       $   4.67         $   4.73
                                                      ========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        1.49%          8.43%         17.16%          7.03%            1.94%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $394,792       $242,705       $ 79,782       $  8,138         $      4
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $302,024       $150,040       $ 34,744       $  2,307         $      2
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     3.73%          3.82%          4.57%          5.40%            8.17%
Total expenses                                            0.99%          0.99%          1.02%          1.06%            0.92%
Expenses after payments and waivers and
reduction to custodian expenses                            N/A 5          N/A 5          N/A 5         1.03%             N/A 5
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     47% 6          88% 6         117%            65%             104%

1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS        SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2005             $481,080,968             $473,429,566
Year Ended December 31, 2004                959,649,113              973,488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    37 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2005, the market value of these securities comprised 11.0% of the Fund's net assets and resulted in unrealized cumulative gains of $3,944,538.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in


                    38 | OPPENHEIMER STRATEGIC BOND FUND/VA
value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2005 the Fund had purchased $84,785,181 of securities issued on a when-issued basis or forward commitment and sold $22,211,267 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2005, securities with an aggregate market value of $4,917,661, representing 0.54% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                    39 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $5,015,692. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Fund will utilize $17,030,102 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004 the Fund utilized $1,200,449 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2004, the Fund had available for federal income tax purposes post-October losses of $478,895 and unused capital loss carryforwards as follows:

                  EXPIRING
                  ------------------------
                  2007         $ 4,546,599
                  2008             253,735
                  2009           9,904,928
                  2010           6,861,637
                               -----------
                  Total        $21,566,899
                               ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                    40 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                SIX MONTHS ENDED JUNE 30, 2005          YEAR ENDED DECEMBER 31, 2004
                                                     SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                             12,142,242      $  61,680,465         24,003,073      $ 119,433,508
Dividends and/or distributions reinvested         5,623,067         28,059,108          6,088,351         29,467,620
Redeemed                                        (34,481,519)      (171,258,769)       (25,208,632)      (125,399,423)
                                                ---------------------------------------------------------------------
Net increase (decrease)                         (16,716,210)     $ (81,519,196)         4,882,792      $  23,501,705
                                                =====================================================================

---------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                             29,870,082      $ 153,162,048         31,450,838      $ 158,302,695
Dividends and/or distributions reinvested         2,388,069         12,131,395          1,026,369          5,049,740
Redeemed                                         (1,352,052)        (6,961,560)        (2,125,979)       (10,581,099)
                                                ---------------------------------------------------------------------
Net increase                                     30,906,099      $ 158,331,883         30,351,228      $ 152,771,336
                                                =====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2005, were $330,681,931 and $307,091,707, respectively. There were purchases of $30,779,782 and sales of $27,481,975 of U.S. government and government agency obligations for the six months ended June 30, 2005. In addition, there were purchases of $481,080,968 and sales of $473,429,566 of To Be Announced (TBA) mortgage-related securities for the six months ended June 30, 2005.


                    41 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $10,251 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class per annum for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                    42 | OPPENHEIMER STRATEGIC BOND FUND/VA

As of June 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                             CONTRACT
                                        EXPIRATION             AMOUNT     VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                          DATES            (000S)       JUNE 30, 2005   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso [ARP}                         2/2/06          3,375ARP         $ 1,144,034     $   22,771     $       --
Brazilian Real [BRR]                  7/5/05-1/5/10         39,371BRR          18,112,684      2,480,904             --
British Pound Sterling [GBP]                 9/9/05            400GBP             714,952            912             --
Canadian Dollar [CAD]                       9/27/05          3,790CAD           3,100,247         14,506             --
Chilean Peso [CLP]                          7/25/05        665,000CLP           1,150,685          1,557             --
Czech Koruna [CZK]                          8/23/05         28,800CZK           1,159,934             --         45,793
Euro [EUR]                                  7/15/05          1,080EUR           1,307,712          5,524             --
Hungary Forints [HUF]                       7/25/05        706,000HUF           3,450,831         12,128             --
Indian Rupee [INR]                 11/9/05-12/20/05         43,280INR             986,292         25,968             --
Japanese Yen [JPY]                11/17/05-11/22/05      2,742,000JPY          25,081,979             --        944,908
Mexican Nuevo Peso [MXN]                    7/25/05         37,300MXN           3,454,369         30,466             --
Polish Zloty [PLZ]                          9/21/05          8,030PLZ           2,397,199             --        191,454
Russian Ruble [RUR]                        10/27/05         28,475RUR             990,403         14,898             --
Slovakia Koruna [SKK]               8/12/05-12/5/05        126,390SKK           4,007,707         19,699         50,478
South African Rand [ZAR]            7/11/05-7/25/05         28,770ZAR           4,313,425         48,060         63,278
South Korean Won [KRW]              7/11/05-9/29/05     13,001,000KRW          12,562,505             --        281,646
Thailand Baht [THB]                         8/31/05         42,800THB           1,034,316             --         80,848
Turkish Lira [TRY]                    7/6/05-2/1/08         10,339TRY           9,074,769        341,235             --
                                                                                              -------------------------
                                                                                               3,018,628      1,658,405
                                                                                              -------------------------
CONTRACTS TO SELL
Australian Dollar [AUD]                     12/5/05         11,080AUD           8,368,048             --        146,688
British Pound Sterling [GBP]         11/9/05-3/8/06         10,000GBP          17,852,142        907,242             --
Canadian Dollar [CAD]                       8/17/05            355CAD             290,068             --          2,619
Colombian Peso [COP]                7/25/05-7/26/05      2,170,000COP             929,765          3,569             --
Czech Koruna [CZK]                          7/25/05         84,600CZK           3,402,276         26,963             --
Euro [EUR]                           7/11/05-3/8/06         51,895EUR          63,175,155      2,125,358          4,002
Japanese Yen [JPY]                   7/25/06-3/8/06     11,106,000JPY          10,075,681        326,642             --
New Taiwan Dollar [TWD]                     7/25/05        107,500TWD           3,397,241         32,224             --
New Zealand Dollar [NZD]                    9/27/05          4,360NZD           3,007,660         50,706             --
Norwegian Krone [NOK]                       7/25/05         22,100NOK           3,385,154         22,532             --
Polish Zloty [PLZ]                           7/1/05          4,681PLZ           1,401,563             --         10,310
Swiss Franc [CHF]                           7/25/05          4,280CHF           3,345,712         19,306             --
Turkish Lira [TRY]                   7/25/05-2/8/06          8,109TRY           5,895,624             --        363,078
                                                                                              -------------------------
                                                                                               3,514,542        526,697
                                                                                              -------------------------
Total unrealized appreciation and depreciation                                                $6,533,170     $2,185,102
                                                                                              =========================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.


                    43 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                           UNREALIZED
                                        EXPIRATION      NUMBER OF   VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                         DATES      CONTRACTS     JUNE 30, 2005    (DEPRECIATION)
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro-Bundesobligation, 10 yr.               9/8/05             14        $2,092,359        $   13,490
Hang Seng Stock Index (The)                7/28/05             16         1,462,669            (3,611)
Japan (Government of) Bonds, 10 yr.         9/7/05             13         1,655,856             3,266
NASDAQ 100 Index                           9/16/05             92         2,765,520           (78,637)
Standard & Poor's ASX 200 Index            9/15/05             18         1,464,635            12,631
Standard & Poor's/MIB Index, 10 yr.        9/16/05              7         1,372,952            (1,514)
U.S. Long Bonds                            9/21/05            295        35,031,250           410,098
U.S. Treasury Nts., 10 yr.                 9/21/05            180        20,424,375            14,609
United Kingdom Long Gilt                   9/28/05              2           409,116             2,717
                                                                                           -----------
                                                                                              373,049
                                                                                           -----------
CONTRACTS TO SELL
CAC-40 10 Index                            9/16/05             26         1,337,065           (11,209)
FTSE 100 Index                             9/16/05             18         1,651,712           (18,343)
Japan (Government of) Bonds, 10 yr.         9/8/05              4         5,092,417           (25,900)
Nikkei 225 Index                            9/8/05             34         3,543,774          (111,263)
Standard & Poor's 500 Index                9/15/05             50        14,943,750            63,563
Standard & Poor's/Toronto
Stock Exchange 60 Index                    9/15/05             17         1,543,209           (12,124)
U.S. Treasury Nts., 2 yr.                  9/30/05            295        61,267,813            (1,349)
U.S. Treasury Nts., 5 yr.                  9/21/05            158        17,204,719           (21,131)
U.S. Treasury Nts., 10 yr.                 9/21/05             62         7,035,063           (34,043)
                                                                                           -----------
                                                                                             (171,799)
                                                                                           -----------
                                                                                           $  201,250
                                                                                           ===========


                    44 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2005 was as follows:

                                                           CALL OPTIONS                  PUT OPTIONS
                                                -----------------------                  -----------
                                                PRINCIPAL/                   PRINCIPAL/
                                                 NUMBER OF    AMOUNT OF       NUMBER OF    AMOUNT OF
                                                 CONTRACTS     PREMIUMS       CONTRACTS     PREMIUMS
-----------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 2004            945      $ 2,661       2,325,000      $ 5,357
Options written                                      1,190          935              --           --
Options closed or expired                           (2,135)      (3,596)     (2,325,000)      (5,357)
                                                -----------------------------------------------------
Options outstanding as of June 30, 2005                 --      $    --              --      $    --
                                                =====================================================

--------------------------------------------------------------------------------
8. CREDIT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

      As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit swaps as of June 30, 2005 is as follows:


                    45 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT SWAP CONTRACTS Continued

                                                                    NOTIONAL AMOUNT          ANNUAL
                                                                    RECEIVED BY THE        INTEREST
                                 REFERENCED                               FUND UPON       RATE PAID         UNREALIZED
COUNTERPARTY                     DEBT OBLIGATION                       CREDIT EVENT     BY THE FUND       DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets         Russian Federation 5%
Limited London, UK               Step-up Bond                            $3,590,000            1.09%          $ 11,475
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank:
                                 Peru Government 8.75%
                                 International Bond                         820,000            2.95             34,533
                                 United Mexican States
                                 11.375% Bond                             1,235,000            2.08             67,360
----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase New York, NY:
                                 Kingdom of Jordan 6%
                                 Step-up Bond                               250,000            2.00              1,282
                                 Russian Federation 2.50%
                                 Step-up Bond                               730,000            2.40             55,320
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                                 General Motors 7.125% Bond                 700,000            5.45             43,638
                                 General Motors 7.125% Bond               1,300,000            4.40             26,339
                                 Brazil 12.25% Global Bond                3,000,000            6.15            430,407
                                 Republic of Turkey 11.875% Bond            580,000            3.15             20,790
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services Inc.:
                                 Republic of Hungry 4.50% Bond            1,880,000            0.55             37,179
                                 Turkey Government 11.875%
                                 International Bond                       1,560,000            3.22              8,157
----------------------------------------------------------------------------------------------------------------------
                                 Federal Republic of Brazil
UBS AG, London Branch            12.25% Bond                                900,000            4.50             59,427
                                                                                                              --------
                                                                                                              $795,906
                                                                                                              ========

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit swaps as of June 30, 2005 is as follows:

                                                              NOTIONAL AMOUNT             ANNUAL
                                                                  PAID BY THE           INTEREST          UNREALIZED
                                REFERENCED                          FUND UPON      RATE RECEIVED        APPRECIATION
COUNTERPARTY                    DEBT OBLIGATION                  CREDIT EVENT        BY THE FUND      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets        Russian Federation 5.00%
Limited London, UK              Step-up Bond                       $6,280,000               0.70%         $   10,208
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers.
Special Financing, Inc.:
                                Republic of Turkey
                                11.875% Bond                        1,270,000               1.87              17,092
                                General Motors 7.125% Bond            700,000               9.80             136,128
                                General Motors 7.125% Bond          1,300,000               5.55             (49,733)
---------------------------------------------------------------------------------------------------------------------
                                Federal Republic of Brazil
UBS AG, London Branch           12.25% Bond                         3,055,000               3.80             100,138
                                                                                                          -----------
                                                                                                          $  213,833
                                                                                                          ===========


                    46 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of June 30, 2005, the Fund had entered into the following interest rate swap agreements:

                                                          RATE             RATE
                                                       PAID BY      RECEIVED BY                                    UNREALIZED
                                   NOTIONAL        THE FUND AT      THE FUND AT       FLOATING   TERMINATION     APPRECIATION
SWAP COUNTERPARTY                    AMOUNT      JUNE 30, 2005    JUNE 30, 2005     RATE INDEX         DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
                                                                                   Three-Month
                              1,407,000,000KRW            3.51%            4.34%         KWCDC       2/17/10       $   18,434
                                                                                     Six-Month
                                  1,260,000PLZ            5.90             5.52           WIBO       3/24/10           14,546
                                                                                     Six-Month
                                  2,016,000PLZ            5.90             5.55           WIBO       3/24/10           24,091
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.                                                                   Six-Month
(Nassau Branch)                   3,640,000PLZ            4.91             4.48           WIBO        7/1/10            2,946
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                                   Three-Month
                                  3,290,000CAD          3.0475          2.58714           CDOR       1/28/07           (9,767)
                                                                                   Three-Month
                                  8,110,000EUR           2.134             3.83        EURIBOR        3/8/15          535,980
                                                                                     Six-Month
                                  5,920,000EUR            2.16             2.47        EURIBOR       4/25/07           (1,168)
                                                                                     Six-Month
                                  1,300,000EUR           3.604             2.16        EURIBOR       4/25/15              959
                              1,444,000,000KRW            3.50             4.24          KWCDC        3/4/10           12,021
                              1,444,000,000KRW            3.50             4.31          KWCDC        3/4/10           16,245
                              1,156,000,000KRW            3.50             4.27          KWCDC        3/4/10           11,073
                              1,156,000,000KRW            3.50             4.27          KWCDC        3/4/10           11,073
                                578,000,000KRW            3.50             4.28          KWCDC        3/4/10            5,778
                              1,195,000,000KRW            3.51             3.80          KWCDC       5/24/10           (5,437)
                                                                                     Six-Month
                                    930,000               3.66             5.25          LIBOR       6/23/15          (26,382)
                                                                                   Three-Month
                                 11,110,000              4.816          2.95875      LIBOR BBA        3/8/15         (518,824)
------------------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG, 5 yr.:
                                                                                        90-Day
                                 55,240,000TWD            2.59            1.289           CPTW       8/19/09           (1,238)
                                 74,350,000INR            4.88            5.465            IRS       1/15/09           61,625


                    47 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

                                                          RATE             RATE
                                                       PAID BY      RECEIVED BY                                    UNREALIZED
                                   NOTIONAL        THE FUND AT      THE FUND AT       FLOATING   TERMINATION     APPRECIATION
SWAP COUNTERPARTY                    AMOUNT      JUNE 30, 2005    JUNE 30, 2005     RATE INDEX         DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank                                                                      Three-Month
AG, 10 yr.                       10,000,000            3.26813%            5.32%     LIBOR BBA       5/12/14       $  733,537
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                                 15,887,992BRR           19.73            17.18           BZDI        1/2/08           56,302
                                  9,160,000MXN            9.98            10.22       MXN TIIE       1/30/15           16,448
                                  7,875,000MXN           10.01            10.43       MXN TIIE       5/29/15           23,547
                                  7,875,000MXN          10.015            10.30       MXN TIIE        6/1/15           17,288
                                 12,500,000MXN           10.03            10.01       MXN TIIE        6/4/10          (21,382)
                                 12,500,000MXN            9.86           10.015       MXN TIIE        6/7/10          (13,417)
                                 12,850,000MXN           10.03             9.83       MXN TIIE       6/10/10          (12,340)
                                  7,990,000MXN              10            10.70       MXN TIIE       6/14/15           17,004
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                  3,307,000BRR           18.63               18           BZDI        1/2/07            3,604
                                  1,314,230BRR           18.25            17.17           BZDI        1/2/08            1,084
                                  1,606,280BRR           18.25            17.17           BZDI        1/2/08            1,325
                                  2,744,000BRR           19.20            18.16           BZDI        1/2/08           33,628
                                    651,592BRR           18.69             16.8           BZDI        1/4/10            2,615
                                    436,214BRR           18.70            16.15           BZDI        1/4/10              617
                                    564,716BRR           18.70            16.25           BZDI        1/4/10            1,882
                                  1,682,090BRR           18.25            17.72           BZDI        1/2/07           (1,996)
                                9,100,00013MXN              10             10.7       MXN TIIE        5/8/15           42,115
                                 11,510,000MXN            9.98             9.74       MXN TIIE        1/5/10            7,398
                                 23,010,000MXN           10.02             9.84       MXN TIIE      12/31/09           22,651
                                  4,100,000MXN          10.015            10.85       MXN TIIE        3/5/15           22,807
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                                                                                     Six-Month
                                245,400,000HUF            8.88                7     LIBOR flat       7/14/08           43,121
                                                                                        28-Day
                                 14,620,000MXN          10.035            10.88       MXN TIIE      11/16/14           83,192
                                                                                   Three-Month
                                  1,820,000               3.19             4.94      LIBOR BBA       4/30/14           84,044
                                                                                   Three-Month
                                 50,000,000               3.23           4.0725      LIBOR BBA        5/6/09          (12,248)
                                                                                   Three-Month
                                 35,000,000               3.23            4.985      LIBOR BBA        5/6/14        1,713,856
                                                                                   Three-Month
                                 25,000,000               4.24          3.16063          LIBOR       7/23/09         (420,815)
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                                  1,760,273BRR           18.68            16.88           BZDI        1/2/08           (4,443)
                                                                                   Three-Month
                                 22,000,000               2.32             2.77     LIBOR flat      11/10/05          133,545
                                                                                   Three-Month
                                  4,940,000ZAR           6.936             8.14           JIBA       5/18/10           15,377
                                                                                                                   -----------
                                                                                                                   $2,742,301
                                                                                                                   ===========


                    48 | OPPENHEIMER STRATEGIC BOND FUND/VA

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR         Brazilian Real
CAD         Canadian Dollar
EUR         Euro
HUF         Hungary Forints
INR         Indian Rupee
KRW         South Korean Won
MXN         Mexican Nuevo Peso
PLZ         Polish Zloty
TWD         New Taiwan Dollar
ZAR         South African Rand

Index abbreviations are as follows:

BZDI        Brazil Cetip Interbank Deposit Rate
CDOR        Canada Bankers Acceptances Rate
CPTW        Bloomberg Taiwan Secondary Commercial Papers
EURIBOR     Euro Interbank Offered Rate
IRS         India Swap Composites
JIBA        South Africa Johannesburg Interbank Agreed Rate
KWCDC       South Korean Won-3 Months
LIBOR       London-Interbank Offered Rate
LIBOR BBA   London-Interbank Offered Rate British Bankers Association
MXN TIIE    Mexican Peso-Interbank Equilibrium Interest Rate
WIBO        Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2005, the Fund had entered into the following total return swap agreements.

                                                 PAID BY         RECEIVED BY                            UNREALIZED
                            NOTIONAL         THE FUND AT         THE FUND AT       TERMINATION        APPRECIATION
SWAP COUNTERPARTY             AMOUNT       JUNE 30, 2005       JUNE 30, 2005             DATES      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
                                               Six-Month
Deutsche Bank AG          $1,620,000           LIBOR BBA               5.46%           5/13/15            $(60,502)
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                               Six-Month
                             920,000           LIBOR BBA                5.10           1/14/15              62,365
                                               Six-Month
                             920,000           LIBOR BBA                5.08           1/20/15              70,219
-------------------------------------------------------------------------------------------------------------------
                                               One-Month
                                             LIBOR Minus
UBS AG                     7,850,000               0.25%                1.51           12/1/05              24,064
                                                                                                          ---------
                                                                                                          $ 96,146
                                                                                                          =========

Index abbreviations are as follows:

LIBOR       London-Interbank Offered Rate
LIBOR BBA   London-Interbank Offered Rate British Bankers Association


                    49 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. FOREIGN EXCHANGE VOLATILITY SWAP CONTRACTS

The Fund may enter into a foreign exchange volatility swap transaction to hedge the direction of volatility in a particular currency, or for other non-speculative purposes. In foreign exchange volatility swaps, counterparties agree to buy or sell volatility at a specific volatility level over a fixed period. Payment is normally made on the basis of a currency amount per percentage point above or below the volatility strike level at maturity. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records a daily increase or decrease to unrealized gain (loss) based on changes in the amount due to or owed by the Fund at the expiration date of the swap. Foreign exchange volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations).

As of June 30, 2005, the Fund had entered into the following foreign exchange volatility swap agreements:

                                                                  NOTIONAL
                                                                 PRINCIPAL        EXPIRATION                        UNREALIZED
SWAP COUNTERPARTY                                 CURRENCY          AMOUNT              DATE        PRICE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)         Mexican Nuevo Peso      $2,160,000          10/12/05       11.449MXN            $9,247

--------------------------------------------------------------------------------
12. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the six months ended June 30, 2005 was as follows:

                                                                     CALL SWAPTIONS                        PUT SWAPTIONS
                                                     -------------------------------        -----------------------------
                                                         NOTIONAL         AMOUNT OF            NOTIONAL        AMOUNT OF
                                                           AMOUNT          PREMIUMS              AMOUNT         PREMIUMS
-------------------------------------------------------------------------------------------------------------------------
Swaptions outstanding as of December 31, 2004        $  6,670,000         $  66,002         $ 8,240,000         $ 28,460
Swaptions written                                      30,525,000           247,145                  --               --
Swaptions closed or expired                           (26,250,000)         (273,223)         (8,240,000)         (28,460)
                                                     --------------------------------------------------------------------
Swaptions outstanding as of June 30, 2005            $ 10,945,000         $  39,924         $        --         $     --
                                                     ====================================================================

As of June 30, 2005, the Fund had entered into the following swaption contracts:

                           NOTIONAL     EXPIRATION    EXERCISE           PREMIUM          VALUE
SWAPTIONS                    AMOUNT           DATE       PRICE          RECEIVED     SEE NOTE 1
-----------------------------------------------------------------------------------------------
Deutsche Bank AG        $10,945,000        8/10/05        5.78AUD        $39,924        $80,373

Exercise price is denoted in the following currency:

AUD     Australian Dollar

--------------------------------------------------------------------------------
13. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the


                    50 | OPPENHEIMER STRATEGIC BOND FUND/VA
applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                                                                                  UNREALIZED
                                                                ACQUISITION                VALUATION AS OF      APPRECIATION
SECURITY                                                              DATES        COST      JUNE 30, 2005    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares                 1/4/01    $    840            $    --         $    (840)
Prandium, Inc.                                              3/19/99-9/25/02     284,000                145          (283,855)
CURRENCY
Argentine Peso                                                      6/28/05      81,843             82,056               213
                                                                               ----------------------------------------------
                                                                               $366,683            $82,201         $(284,482)
                                                                               ==============================================

--------------------------------------------------------------------------------
14. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2005, the Fund had on loan securities valued at $31,782,663. Collateral of $32,419,526 was received for the loans, of which $2,056,026 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
15. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    51 | OPPENHEIMER STRATEGIC BOND FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    52 | OPPENHEIMER STRATEGIC BOND FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Arthur P. Steinmetz and the Manager's international and quantitative fixed income investment teams and analysts. Mr. Steinmetz has been portfolio manager and a Vice President of the Fund and a Senior Vice President of the Manager since March 1993 and is an officer of other portfolios and accounts in the OppenheimerFunds complex. Mr. Steinmetz has had over 22 years of experience managing fixed income investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other general bond funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's ten-year performance was below its peer group average. However, its one-year, three-year and five-year performance was better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other flexible income, multisector income and general bond funds and other funds with comparable assets levels and distribution features. The Board noted that, although the Fund's management fees are higher than its peer group average, its total expenses are lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.


                    53 | OPPENHEIMER STRATEGIC BOND FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced moderate asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                    54 | OPPENHEIMER STRATEGIC BOND FUND/VA

VALUE FUND/VA
SEMIANNUAL REPORT
JUNE 30, 2005

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                     BEGINNING      ENDING        EXPENSES
                                     ACCOUNT        ACCOUNT       PAID DURING
                                     VALUE          VALUE         6 MONTHS ENDED
                                     (1/1/05)       (6/30/05)     JUNE 30, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual            $1,000.00      $1,018.80     $7.54
--------------------------------------------------------------------------------
Non-Service shares Hypothetical       1,000.00       1,017.36      7.53

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2005 is as follows:

CLASS                  EXPENSE RATIO
-------------------------------------
Non-Service shares          1.50%
--------------------------------------------------------------------------------


            5 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.5%
--------------------------------------------------------------------------------
MEDIA--6.5%
Liberty Global, Inc., Series A 1                         3,213    $     149,951
--------------------------------------------------------------------------------
News Corp., Cl. A                                        2,200           35,596
                                                                  --------------
                                                                        185,547

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.8%
--------------------------------------------------------------------------------
TOBACCO--4.8%
Altria Group, Inc.                                       2,130          137,726
--------------------------------------------------------------------------------
ENERGY--10.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
Halliburton Co.                                          2,170          103,769
--------------------------------------------------------------------------------
OIL & GAS--7.1%
BP plc, ADR                                              2,490          155,326
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                900           46,917
                                                                  --------------
                                                                        202,243

--------------------------------------------------------------------------------
FINANCIALS--30.0%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.1%
Bank of America Corp.                                    1,308           59,658
--------------------------------------------------------------------------------
Wells Fargo & Co.                                        2,370          145,945
                                                                  --------------
                                                                        205,603

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--14.6%
Alliance Capital Management Holding LP                     500           23,370
--------------------------------------------------------------------------------
Capital One Financial Corp.                              1,000           80,010
--------------------------------------------------------------------------------
Citigroup, Inc.                                          3,000          138,690
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                   390           30,022
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     2,400           84,768
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                             630           62,546
                                                                  --------------
                                                                        419,406

--------------------------------------------------------------------------------
INSURANCE--5.7%
Everest Re Group Ltd.                                      300           27,900
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                          2,910           87,969
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                      1,470           46,775
                                                                  --------------
                                                                        162,644

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.6%
Countrywide Financial Corp.                              1,200           46,332
--------------------------------------------------------------------------------
Freddie Mac                                                420           27,397
                                                                  --------------
                                                                         73,729

--------------------------------------------------------------------------------
HEALTH CARE--4.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Wyeth                                                    1,050           46,725
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.6%
Sanofi-Aventis SA, ADR                                   1,800           73,782

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--15.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--8.6%
Honeywell International, Inc.                            4,030    $     147,619
--------------------------------------------------------------------------------
Raytheon Co.                                             2,550           99,756
                                                                  --------------
                                                                        247,375

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.8%
Cendant Corp.                                            6,090          136,233
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.3%
General Electric Co.                                       780           27,027
--------------------------------------------------------------------------------
Tyco International Ltd.                                  1,380           40,296
                                                                  --------------
                                                                         67,323

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.9%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.9%
International Business Machines Corp.                      750           55,650
--------------------------------------------------------------------------------
SOFTWARE--11.0%
Compuware Corp. 1                                        2,060           14,811
--------------------------------------------------------------------------------
Microsoft Corp.                                          4,900          121,716
--------------------------------------------------------------------------------
Novell, Inc. 1                                           4,800           29,760
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                         5,250           87,518
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                    2,390           60,826
                                                                  --------------
                                                                        314,631

--------------------------------------------------------------------------------
MATERIALS--3.2%
--------------------------------------------------------------------------------
CHEMICALS--2.2%
Praxair, Inc.                                            1,390           64,774
--------------------------------------------------------------------------------
METALS & MINING--1.0%
Phelps Dodge Corp.                                         300           27,750
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
IDT Corp., Cl. B 1                                       3,740           49,218
--------------------------------------------------------------------------------
Verizon Communications, Inc.                             1,550           53,553
                                                                  --------------
                                                                        102,771

--------------------------------------------------------------------------------
UTILITIES--7.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.9%
AES Corp. (The) 1                                        5,680           93,038
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                       2,200           33,132
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                         200            7,520
--------------------------------------------------------------------------------
PG&E Corp.                                                 740           27,780
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                   2,890           35,778
                                                                  --------------
                                                                        197,248

--------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Sempra Energy                                              720           29,743
                                                                  --------------
Total Common Stocks (Cost $2,385,609)                                 2,854,672


            6 | OPPENHEIMER VALUE FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.2%
--------------------------------------------------------------------------------
JPMorgan Chase, Nassau Branch, 2.716%,
7/1/05 (Cost $5,025)                               $     5,025    $       5,025

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
--------------------------------------------------------------------------------
Undivided interest of 0.002% in joint repurchase agreement
(Principal Amount/Value $1,234,399,000, with a maturity
value of $1,234,508,724) with UBS Warburg LLC, 3.20%,
dated 6/30/05, to be repurchased at $27,002 on 7/1/05,
collateralized by Federal Home Loan Mortgage Corp.,
5.50%, 2/1/35, with a value of $1,260,871,334
(Cost $27,000)                                          27,000           27,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,417,634)                                        100.7%       2,886,697
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.7)         (18,712)
                                                   -----------------------------
NET ASSETS                                               100.0%   $   2,867,985
                                                   =============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            7 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,417,634)--see accompanying statement of investments           $     2,886,697
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                                 2,967
Other                                                                                                  2,373
                                                                                             ----------------
Total assets                                                                                       2,892,037

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                 11,456
Legal, auditing and other professional fees                                                            5,400
Trustees' compensation                                                                                 3,093
Shareholder communications                                                                             2,737
Other                                                                                                  1,366
                                                                                             ----------------
Total liabilities                                                                                     24,052

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $     2,867,985
                                                                                             ================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $           230
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         2,132,982
-------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                      4,643
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                         261,067
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                           469,063
                                                                                             ----------------
NET ASSETS--applicable to 229,559 shares of beneficial
 interest outstanding                                                                        $     2,867,985
                                                                                             ================

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                     $         12.49

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            8 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $269)                                         $        25,985
-------------------------------------------------------------------------------------------------------------
Interest                                                                                                 936
                                                                                             ----------------
Total investment income                                                                               26,921

-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
Management fees                                                                                       10,447
-------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                            7,152
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                 2,221
-------------------------------------------------------------------------------------------------------------
Shareholder communications                                                                               281
-------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                               31
-------------------------------------------------------------------------------------------------------------
Other                                                                                                    707
                                                                                             ----------------
Total expenses                                                                                        20,839
Less reduction to custodian expenses                                                                     (31)
                                                                                             ----------------
Net expenses                                                                                          20,808

-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                  6,113

-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                     261,067
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                (213,725)

-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $        53,455
                                                                                             ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            9 | OPPENHEIMER VALUE FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS           YEAR
                                                                                 ENDED          ENDED
                                                                         JUNE 30, 2005   DECEMBER 31,
                                                                           (UNAUDITED)           2004
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               $     6,113    $    (2,747)
------------------------------------------------------------------------------------------------------
Net realized gain                                                              261,067        462,480
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                         (213,725)       (56,226)
                                                                           ---------------------------
Net increase in net assets resulting from operations                            53,455        403,507

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income--Non-Service shares                            --        (10,068)
------------------------------------------------------------------------------------------------------
Distributions from net realized gain--Non-Service shares                            --       (584,853)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest
  transactions--Non-Service shares                                                  --       (864,862)

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                       53,455     (1,056,276)
------------------------------------------------------------------------------------------------------
Beginning of period                                                          2,814,530      3,870,806
                                                                           ---------------------------
End of period (including accumulated net investment income (loss) of
  $4,643 and $(1,470), respectively)                                       $ 2,867,985    $ 2,814,530
                                                                           ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            10 | OPPENHEIMER VALUE FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS                               YEAR
                                                             ENDED                              ENDED
                                                     JUNE 30, 2005                       DECEMBER 31,
NON-SERVICE SHARES                                     (UNAUDITED)             2004            2003 1
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     12.26      $     12.90       $     10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   .03 2           (.01) 2            .03
Net realized and unrealized gain                               .20             1.82              2.87
                                                       -------------------------------------------------
Total from investment operations                               .23             1.81              2.90
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            --             (.03)               --
Distributions from net realized gain                            --            (2.42)               --
                                                       -------------------------------------------------
Total dividends and/or distributions to shareholders            --            (2.45)               --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $     12.49      $     12.26       $     12.90
                                                       =================================================

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            1.88%           14.50%            29.00%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $     2,868      $     2,815       $     3,871
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $     2,809      $     3,370       $     3,205
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                  0.44%           (0.08)%            0.27%
Total expenses                                                1.50% 5          1.82% 5           1.39% 5
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         44%             100%              120%

1. For the period from January 2, 2003 (commencement of operations) to December 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            11 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Value Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). As of June 30, 2005, all of the Non-Service shares were owned by the Manager.

      The Fund currently offers Non-Service shares only. The class is sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


            12 | OPPENHEIMER VALUE FUND/VA

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


            13 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                  SIX MONTHS ENDED JUNE 30, 2005       YEAR ENDED DECEMBER 31, 2004
                                                          SHARES          AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                          --        $     --                --      $         --
Dividends and/or distributions reinvested                     --              --            10,679           135,090
Redeemed                                                      --              --           (81,120)         (999,952)
                                                  -------------------------------------------------------------------
Net decrease                                                  --        $     --           (70,441)     $   (864,862)
                                                  ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $1,253,860 and $1,643,199, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages,


            14 | OPPENHEIMER VALUE FUND/VA
rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            15 | OPPENHEIMER VALUE FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            16 | OPPENHEIMER VALUE FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services and oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Christopher Leavy and the Manager's Equity Value investment team and analysts. Mr. Leavy is a Vice President of the Fund and has been the person primarily responsible for the day-to-day management of the Fund's portfolio since December 2002. He has been a Senior Vice President of the Manager since September 2002 and is an officer and portfolio manager of other funds in the OppenheimerFunds complex. Mr. Leavy has had over 12 years of experience managing equity investments.

The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap value funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's performance since its inception in January 2003 was below its peer group average. However, its one-year performance was better than its peer group average.

MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap value and largecap core funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's actual management fees and total expenses are higher than its peer group average. However, its contractual management fees are lower than its peer group average. In addition, the Board evaluated the comparability of the

            17 | OPPENHEIMER VALUE FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced any asset growth during the period ended September 30, 2004 and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


            18 | OPPENHEIMER VALUE FUND/VA

ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the

            Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

                  o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

                  o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

                  o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

                  o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005 the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005